UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Semiannual

March 31, 2022

Portfolio Review	1

Portfolio of Investments	7

Financial Statements	43

Notes to Financial Statements	57

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSFIX

Brian P. Kennedy

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20222

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	-4.51%	-1.22%	3.56%	4.41%	0.59%	0.59%

Comparative Performance
Bloomberg U.S. Government/Credit Bond Index[1]	-6.16	-3.85	2.44	2.45

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols

David W. Rolley, CFA®	Institutional Class	LSGBX

Lynda L. Schweitzer, CFA®	Retail Class	LSGLX

Scott M. Service, CFA®	Class N	LSGNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20222

					Life of Class N	Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Institutional Class	-6.70%	-6.43%	2.34%	1.47%	—%	0.75%	0.69%

Retail Class	-6.84	-6.68	2.08	1.23	—	1.00	0.94

Class N (Inception 2/1/13)	-6.68	-6.37	2.39	—	1.24	0.66	0.64

Comparative Performance
Bloomberg Global Aggregate Bond Index[1]	-6.79	-6.40	1.70	1.04	0.87

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols

Elaine Kan, CFA®	Institutional Class	LSGSX

Kevin P. Kearns	Retail Class	LIPRX

	Class N	LIPNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20222

					Life of Class N	Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Institutional Class	-1.47%	3.26%	4.74%	2.66%	—%	0.52%	0.40%

Retail Class	-1.59	3.02	4.48	2.40	—	0.77	0.65

Class N (Inception 2/1/17)	-1.44	3.30	4.78	—	4.74	0.46	0.35

Comparative Performance
Bloomberg U.S. Treasury Inflation Protected Securities Index (Series-L)[1]	-0.73	4.29	4.43	2.69	4.38

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	The Bloomberg U.S. Treasury Inflation Protected Securities Index (Series-L) is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. The index is a rules-based, market value weighted index that tracks inflation protected securities issued by the U.S. Treasury. The liquidity constraint for all securities in the index is $300 million.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol

Brian P. Kennedy	Institutional Class	LSHIX

Matthew J. Eagan, CFA®

Elaine M. Stokes

Todd P. Vandam, CFA®

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20222

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	-3.05%	1.11%	3.66%	5.70%	0.71%	0.71%

Comparative Performance
Bloomberg U.S. Corporate High-Yield Bond Index[1]	-4.16	-0.66	4.69	5.75

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	The Bloomberg U.S. Corporate High-Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg U.S. Universal and Global High-Yield Indices.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2021 through March 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$954.90	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	$2.92

* Expenses are equal to the Fund’s annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$933.00	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48

Retail Class
Actual	$1,000.00	$931.60	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Class N
Actual	$1,000.00	$933.20	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.69%, 0.94% and 0.64% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$985.30	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$984.10	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

Class N
Actual	$1,000.00	$985.60	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40%, 0.65% and 0.35% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$969.50	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48

* Expenses are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.5% of Net Assets

Non-Convertible Bonds – 79.0%

	ABS Car Loan – 3.4%
$675,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027, 144A	$641,544
170,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	170,614
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A	121,206
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	130,909
475,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	458,256
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	201,495
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	649,069
305,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A	295,524
630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	623,104
145,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	132,094
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	95,774
480,000	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	463,829
420,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	388,011
525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	515,765
900,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	830,289
335,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	315,912
1,400,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	1,330,250
305,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.500%, 2/16/2027, 144A	288,910
1,380,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	1,280,420
815,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	782,589

	ABS Car Loan – continued
1,000,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	947,867
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	407,547
335,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	314,083
1,975,000	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027, 144A	1,892,263
675,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	618,130
725,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	678,543
223,712	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	219,734
193,151	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	186,688
249,783	Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/2031, 144A	245,330

		15,225,749

	ABS Credit Card – 0.3%
480,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	474,540
700,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	679,263
100,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	97,740

		1,251,543

	ABS Home Equity – 4.8%
1,142,234	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)	1,100,776
614,533	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)	594,444
210,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	187,998
300,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	259,145
150,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	134,419
636,952	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	612,069
1,447,336	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	1,400,022

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	$608,188
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	278,146
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	180,404
145,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	129,965
130,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	116,092
399,190	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	392,226
93,415	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	84,105
824,380	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	771,336
427,089	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	387,170
224,965	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.477%, 6/17/2037, 144A(b)	223,112
31,273	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.591%, 7/17/2037, 144A(b)	30,984
155,134	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(a)	153,779
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)(c)	1,166,883
669,892	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(a)	638,667
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(a)	111,965
705,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	639,088
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	214,488
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	178,270
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	112,536
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	89,891

	ABS Home Equity – continued
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	263,463
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	88,639
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	336,710
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	176,570
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	298,223
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	87,230
1,099,931	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(a)	1,056,955
441,880	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)	426,905
829,839	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	792,812
210,746	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(a)	200,295
966,769	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	916,262
1,030,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	974,787
240,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)	241,221
495,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)	476,844
800,279	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(c)	785,785
100,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	97,356
361,446	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	351,738
313,768	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)	304,010
824,351	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)	798,843
707,403	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	679,610
501,449	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)	488,270
1,107,352	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(a)	1,070,836

		21,709,532

	ABS Other – 2.9%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	92,012
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	147,052

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$122,365	Business Jet Securities LLC, Series 2021-1A, Class B, 2.918%, 4/15/2036, 144A	$113,851
815,788	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	758,377
1,239,715	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	1,125,432
135,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	132,636
370,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	347,296
300,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	285,727
1,851,620	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A(c)	1,715,736
110,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	104,143
205,869	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	167,000
350,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A	350,100
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	305,035
1,512,150	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	1,281,155
100,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	93,303
200,931	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	197,305
137,310	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	134,018
121,396	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	116,674
1,348,637	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A(c)	1,229,146
100,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	95,734
639,333	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	578,495
691,283	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	620,559
230,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(a)	227,503
1,331,325	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	1,204,549

	ABS Other – continued
649,321	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	611,813
1,193,977	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,067,405

		13,102,056

	ABS Student Loan – 0.8%
320,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	303,147
298,709	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	287,656
272,053	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	246,159
122,212	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	118,340
297,603	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	284,136
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	91,751
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	148,699
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	346,619
350,636	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034, 144A	345,761
84,572	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	81,608
1,005,000	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 1.127%, 1/15/2053, 144A(b)(c)	988,334
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	433,929

		3,676,139

	ABS Whole Business – 0.6%
57,600	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	57,120
135,450	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	135,404
1,563,188	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	1,449,258
297,750	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	270,037
263,313	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	260,422

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Whole Business – continued
$679,863	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	$604,678
99,250	Wendy’s Funding LLC, Series 2021-1A, Class A2II, 2.775%, 6/15/2051, 144A	87,708

		2,864,627

	Aerospace & Defense – 1.4%
2,530,000	Boeing Co. (The), 3.825%, 3/01/2059	2,077,905
335,000	Boeing Co. (The), 5.805%, 5/01/2050	386,837
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,285,569
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	917,575
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	899,699
545,000	TransDigm, Inc., 5.500%, 11/15/2027	540,912

		6,108,497

	Airlines – 1.2%
394,344	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	362,603
1,219,631	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,169,148
839,967	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	789,148
460,026	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	475,310
1,175,008	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,132,119
1,085,843	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,089,786
551,295	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	564,366

		5,582,480

	Automotive – 1.5%
1,900,000	Ford Motor Co., 3.250%, 2/12/2032	1,696,947
805,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	727,136
1,735,000	General Motors Co., 5.200%, 4/01/2045	1,756,126
185,000	General Motors Co., 6.250%, 10/02/2043	209,753
2,270,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	2,171,284
60,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	59,850
100,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(d)	104,770

		6,725,866

	Banking – 4.5%
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,437,461
1,585,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(d)	1,491,976
1,500,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(d)	1,365,000
3,340,000	Bank of America Corp., 6.110%, 1/29/2037(c)	3,989,941
915,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027(c)	849,467
1,125,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	990,844
1,175,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	1,105,798
2,250,000	Citigroup, Inc., (fixed rate to 1/25/2025, variable rate thereafter), 2.014%, 1/25/2026	2,166,028
685,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A	649,784
495,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	486,019
370,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	327,006
1,202,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,072,121
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	225,586
2,260,000	Goldman Sachs Group, Inc. (The), (fixed rate to 1/24/2024, variable rate thereafter), 1.757%, 1/24/2025	2,203,279
290,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	256,656
1,495,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	1,425,217

		20,042,183

	Brokerage – 0.4%
1,670,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,952,775

	Building Materials – 1.7%
4,500,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	4,106,295
780,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	765,375
360,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	344,700
213,000	Masco Corp., 6.500%, 8/15/2032	251,008
380,000	Masco Corp., 7.750%, 8/01/2029	460,570
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,495,963

		7,423,911

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – 3.7%
$375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	$341,805
3,385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	2,939,856
460,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	379,085
1,580,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	1,332,430
2,655,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	2,146,998
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	2,266,346
2,045,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	1,984,795
1,020,000	DISH DBS Corp., 5.125%, 6/01/2029	868,622
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	2,109,787
270,000	DISH DBS Corp., 7.750%, 7/01/2026	268,245
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	346,845
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,725,045

		16,709,859

	Chemicals – 0.5%
775,000	Ashland LLC, 3.375%, 9/01/2031, 144A	683,938
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	193,558
705,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	699,360
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	186,210
230,000	SPCM S.A., 3.125%, 3/15/2027, 144A	211,600
210,000	SPCM S.A., 3.375%, 3/15/2030, 144A	184,359

		2,159,025

	Construction Machinery – 0.5%
415,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	403,814
645,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	620,848
965,000	Toro Co. (The), 6.625%, 5/01/2037(e)(f)	1,169,182

		2,193,844

	Consumer Cyclical Services – 1.3%
510,000	Expedia Group, Inc., 2.950%, 3/15/2031	472,181
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	928,665

	Consumer Cyclical Services – continued
2,945,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	2,760,937
1,420,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	1,468,195

		5,629,978

	Consumer Products – 0.4%
880,000	Avon Products, Inc., 8.450%, 3/15/2043	1,018,600
730,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	702,808

		1,721,408

	Diversified Manufacturing – 0.3%
380,000	GE Capital Funding LLC, 4.550%, 5/15/2032	408,073
757,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	812,858
165,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 4.156%(b)(d)	158,193

		1,379,124

	Electric – 0.4%
1,252,230	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	1,364,780
255,000	Edison International, 4.950%, 4/15/2025	260,887
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	126,899

		1,752,566

	Finance Companies – 3.8%
630,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	580,978
795,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	716,660
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.991%, 1/15/2067, 144A(b)(e)(f)	172,596
612,000	Air Lease Corp., 4.625%, 10/01/2028	623,188
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(d)	884,037
460,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	420,900
2,590,000	Ares Capital Corp., 3.200%, 11/15/2031	2,194,911
665,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	614,016
850,000	FS KKR Capital Corp., 3.125%, 10/12/2028	757,753
840,000	FS KKR Capital Corp., 3.400%, 1/15/2026	813,272
1,925,000	Navient Corp., MTN, 5.625%, 8/01/2033	1,620,850
1,490,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	1,452,051

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$1,535,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	$1,409,353
1,240,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	1,133,174
3,275,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,963,875
1,020,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	893,418

		17,251,032

	Financial Other – 1.3%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	200,176
200,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	110,246
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	166,000
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	177,980
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	414,378
2,510,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	2,302,925
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(g)	242,544
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(g)	37,392
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(g)	37,866
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)(f)(g)	341,149
840,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	807,492
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)(f)	100,570
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026	118,150
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024	57,980
410,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(e)(f)	103,066
230,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026	54,669
445,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(e)(f)	105,834
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027	73,912
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026	151,668
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)(f)(g)	52,060
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)(f)(g)	29,362

		5,685,419

	Food & Beverage – 0.9%
350,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	323,750
2,635,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,612,866
1,180,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	1,031,627
70,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	64,750

		4,032,993

	Gaming – 0.7%
925,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	806,394
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	349,311
410,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	367,032
1,460,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,513,283
30,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	31,425

		3,067,445

	Government Owned – No Guarantee – 0.7%
730,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	673,455
570,000	EcoPetrol S.A., 4.625%, 11/02/2031	515,850
580,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	518,642
870,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,017,807
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	130,034
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	259,892

		3,115,680

	Health Insurance – 0.7%
2,490,000	Centene Corp., 2.500%, 3/01/2031	2,197,500
625,000	Centene Corp., 2.625%, 8/01/2031	556,250
430,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	408,908

		3,162,658

	Healthcare – 0.4%
955,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	897,700
310,000	HCA, Inc., 5.250%, 6/15/2049	339,500
645,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	655,481

		1,892,681

	Home Construction – 0.6%
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	89,021
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	86,316
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025	86,038
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)(f)	81,296

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Home Construction – continued
$400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)(f)	$79,920
1,745,000	PulteGroup, Inc., 6.375%, 5/15/2033	2,028,256
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)(f)(g)	47,542

		2,498,389

	Independent Energy – 2.5%
1,385,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,355,243
180,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	160,515
2,005,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	2,193,069
740,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	711,510
965,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	918,921
840,000	EQT Corp., 3.625%, 5/15/2031, 144A	802,200
780,000	EQT Corp., 3.900%, 10/01/2027	777,742
160,000	EQT Corp., 5.000%, 1/15/2029	165,174
15,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	13,875
440,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	411,400
280,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	266,000
90,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	84,600
145,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	138,653
5,000	Occidental Petroleum Corp., 4.625%, 6/15/2045	4,849
910,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,167,075
1,040,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,234,405
65,000	Ovintiv, Inc., 6.500%, 2/01/2038	76,994
310,000	Ovintiv, Inc., 6.625%, 8/15/2037	366,750
40,000	Ovintiv, Inc., 7.200%, 11/01/2031	48,410
125,000	Ovintiv, Inc., 7.375%, 11/01/2031	153,241
130,000	Southwestern Energy Co., 4.750%, 2/01/2032	129,838

		11,180,464

	Industrial Other – 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	357,969

	Leisure – 0.9%
950,000	Carnival Corp., 5.750%, 3/01/2027, 144A	905,982
395,000	Carnival Corp., 6.000%, 5/01/2029, 144A	372,224
770,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	731,623
485,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	478,952
280,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	259,657

	Leisure – continued
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	130,227
1,195,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,139,205

		4,017,870

	Life Insurance – 2.2%
1,860,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	1,772,539
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	421,573
1,745,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	1,912,889
2,270,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,947,819
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,621,143
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,379,069

		10,055,032

	Lodging – 0.8%
855,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	775,912
200,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	185,810
685,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	653,692
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	499,525
620,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	574,938
870,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	809,100
110,000	Travel & Leisure Co., 6.000%, 4/01/2027	113,300
125,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	130,313

		3,742,590

	Media Entertainment – 1.4%
455,000	AMC Networks, Inc., 4.250%, 2/15/2029	424,604
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	793,243
300,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	301,464
465,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	467,618
185,000	Netflix, Inc., 4.875%, 4/15/2028	194,020
1,510,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,610,717
200,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	216,500
915,000	Netflix, Inc., 5.875%, 11/15/2028	1,008,604
1,185,000	Netflix, Inc., 6.375%, 5/15/2029	1,339,974

		6,356,744

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – 2.3%
$1,910,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	$1,760,260
2,680,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	2,807,300
430,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	406,737
2,080,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	2,308,904
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	2,652,789
215,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	205,862

		10,141,852

	Midstream – 1.3%
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	477,000
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	10,285
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	662,544
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,608,515
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	1,016,174
490,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	488,300
245,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	231,182
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	119,227
395,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	379,125
170,000	Western Midstream Operating LP, 4.550%, 2/01/2030	169,150
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	400,950
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	81,101
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	54,312
230,000	Western Midstream Operating LP, 5.750%, 2/01/2050	224,250

		5,922,115

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
710,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	653,445
740,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 7.174%, 12/15/2023, 144A(b)	724,967
240,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	238,902
110,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	108,455

	Non-Agency Commercial Mortgage-Backed Securities – continued
179,197	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	178,962
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	172,038
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	91,671
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	176,244
258,410	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.647%, 7/15/2038, 144A(b)	254,516
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)	286,510
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033, 144A(a)	295,184
255,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	237,328
200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.626%, 10/15/2045, 144A(a)	199,610
1,030,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.364%, 12/15/2047, 144A(a)	1,021,675
100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.364%, 12/15/2047, 144A(a)	98,479
400,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 2.197%, 11/15/2038, 144A(b)	392,084
105,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	103,914
535,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152%, 8/15/2046(a)	537,953
800,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.834%, 1/15/2032, 144A(a)	802,507
175,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.875%, 5/10/2063, 144A(a)	171,476
173,453	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	173,097
285,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.305%, 7/15/2046(a)	273,600
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)	251,335

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$495,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.090%, 6/15/2045(a)	$494,035
380,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.506%, 8/15/2046(a)	367,670
390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	379,913

		8,685,570

	Paper – 0.4%
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	448,593
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,328,649

		1,777,242

	Pharmaceuticals – 1.1%
165,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	157,988
355,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	292,367
35,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	27,265
290,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	227,807
915,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	712,199
40,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	32,800
65,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	58,193
620,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	626,200
1,710,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,342,350
960,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	921,552
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	668,048

		5,066,769

	Property & Casualty Insurance – 0.3%
1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033, 144A(b)(e)(h)(i)(j)	195,600
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	1,032,981

		1,228,581

	REITs – Diversified – 0.1%
270,000	EPR Properties, 3.600%, 11/15/2031	244,782

	Retailers – 0.5%
585,000	Carvana Co., 5.500%, 4/15/2027, 144A	522,113

	Retailers – continued
685,000	Carvana Co., 5.875%, 10/01/2028, 144A	609,979
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,098,031

		2,230,123

	Sovereigns – 0.3%
1,200,000	Mexico Government International Bond, 4.280%, 8/14/2041	1,118,604

	Technology – 1.7%
735,000	Block, Inc., 3.500%, 6/01/2031, 144A	672,525
550,000	Broadcom, Inc., 2.600%, 2/15/2033, 144A	477,490
1,825,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,690,771
1,820,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	1,676,238
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,156,522
290,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	260,656
1,270,000	Oracle Corp., 3.950%, 3/25/2051	1,110,253
615,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	585,621
110,000	Western Digital Corp., 2.850%, 2/01/2029	100,495
75,000	Western Digital Corp., 3.100%, 2/01/2032	67,153

		7,797,724

	Treasuries – 18.3%
148,957(††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	760,130
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,011,431
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,905,268
3,185,000	U.S. Treasury Note, 0.125%, 12/31/2022(k)	3,154,145
20,545,000	U.S. Treasury Note, 0.125%, 4/30/2023(c)	20,182,252
10,310,000	U.S. Treasury Note, 0.125%, 5/31/2023(c)	10,099,370
15,495,000	U.S. Treasury Note, 0.125%, 7/31/2023(c)	15,104,599
9,340,000	U.S. Treasury Note, 0.500%, 11/30/2023	9,078,407
12,585,000	U.S. Treasury Note, 0.875%, 1/31/2024	12,264,476
6,710,000	U.S. Treasury Note, 1.500%, 2/29/2024	6,612,233

		82,172,311

	Wireless – 3.2%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,587,240
730,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	674,676
585,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	553,702
935,000	SBA Communications Corp., 3.125%, 2/01/2029	850,495

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$600,000	SoftBank Group Corp., 4.625%, 7/06/2028	$535,800
210,000	SoftBank Group Corp., 5.250%, 7/06/2031	188,849
150,000	T-Mobile USA, Inc., 2.400%, 3/15/2029, 144A	137,357
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032, 144A	241,068
3,275,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	3,114,951
1,620,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	1,524,388
2,965,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,976,383

		14,384,909

	Total Non-Convertible Bonds

	(Identified Cost $379,915,743)	354,398,710

Convertible Bonds – 3.6%

	Airlines – 0.4%
245,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	227,957
1,190,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,614,830

		1,842,787

	Cable Satellite – 1.0%
1,055,000	DISH Network Corp., 2.375%, 3/15/2024	986,425
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,638,478

		4,624,903

	Consumer Cyclical Services – 0.2%
375,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-1.734%, 2/15/2026(l)	313,305
750,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(l)	672,278

		985,583

	Gaming – 0.1%
215,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	432,365

	Healthcare – 0.5%
2,405,000	Teladoc Health, Inc., 1.250%, 6/01/2027	2,028,618

	Leisure – 0.3%
1,280,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	1,172,390

	Media Entertainment – 0.1%
510,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(m)	428,145

	Pharmaceuticals – 0.9%
820,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	819,590

	Pharmaceuticals – continued
2,205,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,207,834
580,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(m)	539,458
470,000	Livongo Health, Inc., 0.875%, 6/01/2025	476,110

		4,042,992

	Technology – 0.1%
650,000	Splunk, Inc., 1.125%, 6/15/2027	620,750

	Total Convertible Bonds

	(Identified Cost $18,089,719)	16,178,533

Municipals – 0.9%

	Virginia – 0.9%
3,985,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $3,968,303)	4,041,485

	Total Bonds and Notes

	(Identified Cost $401,973,765)	374,618,728

Senior Loans – 0.4%

	Cable Satellite – 0.1%
291,435	DirecTV Financing LLC, Term Loan, 3-month LIBOR + 5.000%, 5.750%, 8/02/2027(b)(n)	290,791

	Independent Energy – 0.2%
1,282,000	Ascent Resources – Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(b)(o)	1,368,535

	Pharmaceuticals – 0.1%
359,048	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(b)(p)	357,389

	Total Senior Loans

	(Identified Cost $1,931,071)	2,016,715

Collateralized Loan Obligations – 3.2%
555,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.159%, 4/23/2034, 144A(b)	535,017
1,090,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.209%, 4/22/2034, 144A(b)	1,041,816
1,005,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 3.404%, 4/20/2034, 144A(b)	981,636
1,940,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.154%, 4/20/2034, 144A(b)	1,852,838
2,100,000	Ares XLII CLO Ltd., Series 2017-42A, Class BR, 3-month LIBOR + 1.500%, 1.759%, 1/22/2028, 144A(b)(c)	2,088,589

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$255,000	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 3.259%, 1/23/2031, 144A(b)	$250,716
370,000	Carlye U.S. CLO Ltd., Series 2018-4A, Class C, 3-month LIBOR + 2.900%, 3.154%, 1/20/2031, 144A(b)	358,258
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.890%, 3.131%, 7/16/2031, 144A(b)	299,729
503,000	CIFC Funding Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.650%, 2.891%, 4/18/2031, 144A(b)	486,148
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 3.104%, 1/20/2034, 144A(b)	328,965
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050% 3.291%, 4/15/2034, 144A(b)	354,798
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.259%, 1/23/2031, 144A(b)	491,922
1,930,000	Oaktree CLO Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 2.700%, 2.941%, 4/15/2031, 144A(b)	1,908,668
255,000	OCP CLO Ltd., Series 2018-15A, Class C, 3-month LIBOR + 2.950%, 3.204%, 7/20/2031, 144A(b)	246,115
1,835,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 3.991%, 4/15/2034, 144A(b)	1,838,930
285,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 2.804%, 7/20/2027, 144A(b)	286,231
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.504%, 4/20/2034, 144A(b)	243,528
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 3.154%, 4/20/2034, 144A(b)	557,956

	Total Collateralized Loan Obligations

	(Identified Cost $14,438,298)	14,151,860

Shares

Common Stocks – 7.7%

	Aerospace & Defense – 0.3%
543	L3Harris Technologies, Inc.	134,919
2,320	Lockheed Martin Corp.	1,024,048

		1,158,967

	Air Freight & Logistics – 0.2%
4,238	United Parcel Service, Inc., Class B	908,881

	Beverages – 0.2%
14,446	Coca-Cola Co. (The)	895,652

	Biotechnology – 0.3%
7,582	AbbVie, Inc.	1,229,118

	Capital Markets – 0.4%
1,461	BlackRock, Inc.	1,116,453
8,588	Morgan Stanley	750,591

		1,867,044

	Communications Equipment – 0.2%
15,998	Cisco Systems, Inc.	892,048

	Electric Utilities – 0.4%
8,739	Duke Energy Corp.	975,797
12,182	NextEra Energy, Inc.	1,031,937

		2,007,734

	Food & Staples Retailing – 0.3%
7,640	Walmart, Inc.	1,137,749

	Health Care Equipment & Supplies – 0.1%
5,340	Abbott Laboratories	632,042

	Health Care Providers & Services – 0.2%
1,234	Anthem, Inc.	606,166
887	UnitedHealth Group, Inc.	452,343

		1,058,509

	Hotels, Restaurants & Leisure – 0.2%
7,326	Starbucks Corp.	666,446

	Household Products – 0.3%
7,927	Procter & Gamble Co. (The)	1,211,246

	IT Services – 0.3%
2,464	Accenture PLC, Class A	830,935
1,902	Automatic Data Processing, Inc.	432,781

		1,263,716

	Life Sciences Tools & Services – 0.1%
511	Thermo Fisher Scientific, Inc.	301,822

	Machinery – 0.3%
3,413	Cummins, Inc.	700,040
1,741	Deere & Co.	723,316

		1,423,356

	Media – 0.7%
102,216	Altice USA, Inc., Class A(i)	1,275,656
22,024	Comcast Corp., Class A	1,031,164
34,625	iHeartMedia, Inc., Class A(i)	655,451

		2,962,271

	Metals & Mining – 0.2%
13,370	Newmont Corp.	1,062,247

	Oil, Gas & Consumable Fuels – 0.3%
939	Battalion Oil Corp.(i)	17,446
2,794	Pioneer Natural Resources Co.	698,584
19,590	Williams Cos., Inc. (The)	654,502

		1,370,532

	Pharmaceuticals – 0.7%
10,069	Bristol-Myers Squibb Co.	735,339
6,753	Johnson & Johnson	1,196,834
15,020	Merck & Co., Inc.	1,232,391

		3,164,564

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Professional Services – 0.0%
456	Clarivate PLC(i)	$7,643

	REITs – Diversified – 0.2%
3,851	American Tower Corp.	967,448

	Road & Rail – 0.2%
3,730	Union Pacific Corp.	1,019,073

	Semiconductors & Semiconductor Equipment – 0.3%
945	Broadcom, Inc.	595,048
8,028	Microchip Technology, Inc.	603,224
1,626	Texas Instruments, Inc.	298,338

		1,496,610

	Software – 0.2%
2,922	Microsoft Corp.	900,882

	Specialty Retail – 0.1%
1,987	Home Depot, Inc. (The)	594,769

	Technology Hardware, Storage & Peripherals – 0.2%
5,474	Apple, Inc.	955,815

	Wireless Telecommunication Services – 0.8%
27,439	T-Mobile US, Inc.(i)	3,521,796

	Total Common Stocks

	(Identified Cost $31,484,683)	34,677,980

Preferred Stocks – 1.2%

Convertible Preferred Stocks – 1.1%

	Banking – 0.6%
1,109	Bank of America Corp., Series L, 7.250%	1,455,563
834	Wells Fargo & Co., Class A, Series L, 7.500%	1,105,050

		2,560,613

	Midstream – 0.1%
5,333	El Paso Energy Capital Trust I, 4.750%	265,583

	Technology – 0.1%
8,046	Clarivate PLC, Series A, 5.250%	546,082

	Wireless – 0.3%
1,413	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(f)	1,575,495

	Total Convertible Preferred Stocks

	(Identified Cost $5,432,621)	4,947,773

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,343)	449,114

	Total Preferred Stocks

	(Identified Cost $5,678,964)	5,396,887

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 2.8%

$12,369,865	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $12,369,865 on 4/01/2022 collateralized by $12,662,800 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $12,617,290 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,369,865)	$12,369,865

	Total Investments – 98.8%

	(Identified Cost $467,876,646)	443,232,035

	Other assets less liabilities—1.2%	5,383,058

	Net Assets – 100.0%	$448,615,093

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(b)	Variable rate security. Rate as of March 31, 2022 is disclosed.

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(d)	Perpetual bond with no specified maturity date.

(e)	Illiquid security.

(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $3,858,072 or 0.9% of net assets. See Note 2 of Notes to Financial Statements.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(i)	Non-income producing security.

(j)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of this security amounted to $195,600 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.

(o)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.

(p)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $162,685,053 or 36.3% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
MXN	Mexican Peso

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	6/21/2022	36	$6,604,012	$6,376,500	$(227,512)

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	111	$15,519,834	$15,037,031	$482,803

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	18.3%
Banking	5.1
ABS Home Equity	4.8
Cable Satellite	4.8
Finance Companies	3.8
Wireless	3.5
ABS Car Loan	3.4
ABS Other	2.9
Pharmaceuticals	2.8
Independent Energy	2.7
Metals & Mining	2.5
Life Insurance	2.2
Other Investments, less than 2% each	36.0
Collateralized Loan Obligations	3.2
Short-Term Investments	2.8

Total Investments	98.8
Other assets less liabilities (including futures contracts)	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 95.9% of Net Assets

	Australia – 1.9%
3,840,000	Australia Government Bond, Series 164, 0.500%, 9/21/2026, (AUD)(a)	$2,621,964
4,845,000	New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)(a)	3,800,068
8,485,000	Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, 144A, (AUD)(a)	6,304,394

		12,726,426

	Belgium – 0.8%
305,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	327,117
1,605,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	1,714,850
2,485,000	Kingdom of Belgium Government Bond, 1.700%, 6/22/2050, 144A, (EUR)(a)	2,883,326

		4,925,293

	Bermuda – 0.3%
1,935,000	XLIT Ltd., (fixed rate to 6/29/2027, variable rate thereafter), 3.250%, 6/29/2047, (EUR)	2,198,346

	Brazil – 2.1%
1,020,000	Banco do Brasil S.A., 4.625%, 1/15/2025, 144A	1,037,544
22,836(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	4,586,476
3,525,000	Brazilian Government International Bond, 4.625%, 1/13/2028	3,532,896
1,200,000	Suzano Austria GmbH, 3.125%, 1/15/2032	1,062,456
1,895,000	Suzano Austria GmbH, 3.750%, 1/15/2031	1,784,142
200,000	Suzano Austria GmbH, 5.000%, 1/15/2030	203,752
1,660,000	Ultrapar International S.A, 5.250%, 6/06/2029, 144A	1,639,333
205,000	Ultrapar International S.A., 5.250%, 6/06/2029	202,448

		14,049,047

	Canada – 2.0%
11,030,000	Canadian Government Bond, 0.500%, 12/01/2030, (CAD)(a)	7,525,881
635,000	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, 144A, (CAD)	495,363
668,589	Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)(a)	537,107

	Canada – continued
110,031	Ford Auto Securitization Trust, Series 2019-BA, Class A2, 2.321%, 10/15/2023, 144A, (CAD)	88,185
1,260,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	1,061,881
5,245,000	Province of Ontario Canada, 1.900%, 12/02/2051, (CAD)(a)	3,109,492

		12,817,909

	Chile – 0.5%
1,065,000	Banco de Chile, 2.990%, 12/09/2031, 144A	982,835
2,235,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	2,056,223

		3,039,058

	China – 8.6%
42,910,000	China Development Bank, Series 2103, 3.300%, 3/03/2026, (CNY)	6,880,738
41,870,000	China Development Bank, Series 2115, 3.120%, 9/13/2031, (CNY)	6,587,671
95,120,000	China Government Bond, 1.990%, 4/09/2025, (CNY)(a)	14,739,518
51,860,000	China Government Bond, 3.270%, 11/19/2030, (CNY)(a)	8,411,454
103,920,000	China Government Bond, 3.280%, 12/03/2027, (CNY)(a)	16,838,535
20,670,000	China Government Bond, 3.720%, 4/12/2051, (CNY)(a)	3,434,287

		56,892,203

	Colombia – 1.0%
1,845,000	EcoPetrol S.A., 4.625%, 11/02/2031	1,669,725
19,798,100,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)	4,910,369

		6,580,094

	Denmark – 0.8%
33,175,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	5,165,135

	France – 0.9%
800,000	Electricite de France S.A., EMTN, 2.000%, 12/09/2049, (EUR)	802,835
3,275,000	French Republic Government Bond OAT, 0.500%, 6/25/2044, 144A, (EUR)(a)	3,059,850
1,600,000	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres Et Salaries De L Industrie Et Du Commerce (MACIF), (fixed rate to 3/21/2032, variable rate thereafter), 2.125%, 6/21/2052, (EUR)	1,594,947
35,000	WEA Finance LLC, 2.875%, 1/15/2027, 144A	33,257

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	France – continued
$535,000	WEA Finance LLC, 3.500%, 6/15/2029, 144A	$516,486

		6,007,375

	Germany – 7.3%
7,215,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%, 8/15/2026, (EUR)(a)(b)	7,881,168
3,610,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%, 8/15/2030, (EUR)(a)(b)	3,843,444
5,950,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)(a)	6,511,533
2,660,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.308%, 8/15/2050, (EUR)(a)(b)	2,463,006
1,710,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)(a)	1,943,697
2,345,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)(a)	3,003,514
1,415,000	Bundesrepublik Deutschland Bundesanleihe, 1.500%, 5/15/2023, (EUR)(a)	1,598,926
555,000	Bundesrepublik Deutschland Bundesanleihe, 4.750%, 7/04/2040, (EUR)	1,053,172
3,310,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	2,925,379
815,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	726,937
4,300,000	Deutsche Bank AG, EMTN, (fixed rate to 2/19/2026, variable rate thereafter), 5.625%, 5/19/2031, (EUR)	5,123,496
6,095,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	6,494,802
211,000	Fraport AG Frankfurt Airport Services Worldwide, 2.125%, 7/09/2027, (EUR)	232,200
32,680,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(a)	3,674,328
520,000	Volkswagen Financial Services AG, EMTN, 3.375%, 4/06/2028, (EUR)	614,634

		48,090,236

	Indonesia – 0.6%
38,485,000,000	Indonesia Treasury Bond, 6.500%, 2/15/2031, (IDR)	2,633,540
18,722,000,000	Indonesia Treasury Bond, 8.250%, 5/15/2029, (IDR)	1,418,870

		4,052,410

	Ireland – 0.8%
400,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	362,268
1,310,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(a)(b)	1,315,004
3,205,000	Ireland Government Bond, 1.000%, 5/15/2026, (EUR)(a)	3,621,412

		5,298,684

	Israel – 0.2%
3,425,000	State of Israel, 1.000%, 3/31/2030, (ILS)	993,551
420,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	380,264

		1,373,815

	Italy – 5.2%
1,130,000	Assicurazioni Generali SpA, (fixed rate to 6/08/2028, variable rate thereafter), EMTN, 5.000%, 6/08/2048, (EUR)	1,370,576
130,000	Assicurazioni Generali SpA, EMTN, (fixed rate to 10/27/2027, variable rate thereafter), 5.500%, 10/27/2047, (EUR)	160,890
490,000	Atlantia SpA, EMTN, 1.625%, 2/03/2025, (EUR)	533,406
2,255,000	Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	2,372,982
1,295,000	Autostrade per l’Italia SpA, 2.000%, 12/04/2028, (EUR)	1,393,400
2,485,000	Autostrade per l’Italia SpA, 2.000%, 1/15/2030, (EUR)	2,589,763
770,000	Autostrade per l’Italia SpA, EMTN, 1.875%, 9/26/2029, (EUR)	802,833
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,892,760
1,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	1,539,935
2,625,000	Intesa Sanpaolo SpA, EMTN, 5.148%, 6/10/2030, (GBP)	3,551,642
13,830,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)(a)	14,822,245
300,000	UniCredit SpA, (fixed rate to 1/15/2027, variable rate thereafter), 2.731%, 1/15/2032, (EUR)	312,665
605,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	640,806
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	191,109
2,355,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035	2,250,577

		34,425,589

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Japan – 10.2%
3,361,750,000	Japan Government Five Year Bond, 0.100%, 12/20/2025, (JPY)(a)	$27,725,463
683,950,000	Japan Government Ten Year Bond, Series 350, 0.100%, 3/20/2028, (JPY)(a)	5,628,514
1,838,400,000	Japan Government Ten Year Bond, Series 354, 0.100%, 3/20/2029, (JPY)(a)	15,094,994
493,150,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	5,183,544
468,600,000	Japan Government Thirty Year Bond, Series 41, 1.700%, 12/20/2043, (JPY)(a)	4,591,310
480,200,000	Japan Government Thirty Year Bond, Series 51, 0.300%, 6/20/2046, (JPY)(a)	3,504,111
724,400,000	Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(a)	5,402,653

		67,130,589

	Korea – 1.0%
9,400,000,000	Korea Treasury Bond, 1.375%, 6/10/2030, (KRW)(a)	6,866,979

	Luxembourg – 0.5%
1,180,000	Blackstone Property Partners Europe Holdings S.a.r.l., EMTN, 1.625%, 4/20/2030, (EUR)	1,172,777
920,000	Logicor Financing S.a.r.l., EMTN, 0.875%, 1/14/2031, (EUR)	858,511
1,195,000	Logicor Financing S.a.r.l., EMTN, 1.625%, 1/17/2030, (EUR)	1,218,300

		3,249,588

	Malaysia – 0.3%
7,770,000	Malaysia Government Bond, Series 0119, 3.906%, 7/15/2026, (MYR)	1,878,163

	Mexico – 1.5%
405,000	America Movil SAB de CV, 2.875%, 5/07/2030	386,900
680,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	620,507
200,000	Cemex SAB de CV, 3.875%, 7/11/2031	182,502
405,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	402,975
880,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	889,909
200,000	Cemex SAB de CV, 5.450%, 11/19/2029	202,252
996,320(†††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	5,062,498
1,450,000	Mexico Government International Bond, 3.500%, 2/12/2034	1,347,760

	Mexico – continued
1,025,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	1,054,479

		10,149,782

	Netherlands – 0.1%
655,000	NN Group NV, (fixed rate to 1/13/2028, variable rate thereafter), EMTN, 4.625%, 1/13/2048, (EUR)	793,430

	New Zealand – 1.2%
1,045,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	746,696
10,010,000	New Zealand Government Bond, Series 0427, 4.500%, 4/15/2027, (NZD)(a)	7,375,462

		8,122,158

	Norway – 1.3%
320,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	313,125
2,755,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	2,744,617
2,000,000	City of Oslo Norway, 2.300%, 3/14/2024, (NOK)	225,499
2,000,000	City of Oslo Norway, 2.350%, 9/04/2024, (NOK)	224,597
1,000,000	City of Oslo Norway, 3.650%, 11/08/2023, (NOK)	115,710
4,100,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)	467,456
37,545,000	Norway Government Bond, Series 477, 1.750%, 3/13/2025, 144A, (NOK)(a)	4,181,537

		8,272,541

	Portugal – 0.3%
1,085,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	958,728
405,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	405,414
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	243,814

		1,607,956

	Singapore – 0.3%
2,780,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)(a)	2,042,926

	South Africa – 1.7%
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	484,965
186,090,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	10,613,338

		11,098,303

	Spain – 1.6%
400,000	Banco Santander S.A., 2.958%, 3/25/2031	369,632

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Spain – continued
$400,000	Banco Santander S.A., 4.250%, 4/11/2027	$404,083
2,600,000	Banco Santander S.A., 5.179%, 11/19/2025	2,686,242
2,460,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)	2,886,067
2,835,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)	4,219,556

		10,565,580

	Supranationals – 1.4%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,258,455
18,000,000	Nordic Investment Bank, EMTN, 0.200%, 1/16/2023, (SEK)(a)	1,910,104
44,510,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(a)	4,897,012

		9,065,571

	Sweden – 0.4%
1,455,000	Heimstaden Bostad Treasury BV, EMTN, 0.750%, 9/06/2029, (EUR)	1,372,806
9,900,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	1,066,514

		2,439,320

	Switzerland – 0.2%
195,000	Credit Suisse Group AG, (fixed rate to 1/14/2027, variable rate thereafter), 0.650%, 1/14/2028, (EUR)	198,176
715,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	644,857
715,000	Credit Suisse Group AG, EMTN, 0.625%, 1/18/2033, (EUR)	641,126

		1,484,159

	Thailand – 0.3%
74,870,000	Thailand Government Bond, 1.600%, 12/17/2029, (THB)	2,142,327

	United Arab Emirates – 0.3%
1,180,000	DP World Ltd., MTN, 4.700%, 9/30/2049	1,143,184
800,000	DP World Ltd., MTN, 5.625%, 9/25/2048	863,968

		2,007,152

	United Kingdom – 6.5%
1,640,000	Aviva PLC, (fixed rate to 3/03/2035, variable rate thereafter), 4.000%, 6/03/2055, (GBP)	2,112,569
1,050,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	967,084

	United Kingdom – continued
1,000,000	Barclays PLC, EMTN, (fixed rate to 3/22/2026, variable rate thereafter), 1.125%, 3/22/2031, (EUR)	1,047,484
565,127	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 1.159%, 11/16/2066, 144A(a)(c)	566,218
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,519,245
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,140,670
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	3,386,915
188,992	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.948%, 8/25/2060, 144A(c)	188,969
2,360,000	Heathrow Funding Ltd., EMTN, 1.875%, 3/14/2036, (EUR)	2,399,827
2,030,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(d)	2,036,100
1,070,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)(d)	1,072,479
142,500	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, SONIA Index + 0.570%, 0.747%, 12/22/2069, 144A, (GBP)(c)	187,444
1,720,000	Legal & General Group PLC, (fixed rate to 11/01/2030, variable rate thereafter), 4.500%, 11/01/2050, (GBP)	2,316,448
490,000	Legal & General Group PLC, EMTN, (fixed rate to 11/26/2029, variable rate thereafter), 3.750%, 11/26/2049, (GBP)	626,474
600,000	Lloyds Banking Group PLC, (fixed rate to 12/03/2030, variable rate thereafter), 2.707%, 12/03/2035, (GBP)	720,565
275,000	National Grid Electricity Transmission PLC, EMTN, 1.125%, 7/07/2028, (GBP)	328,026
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	787,967
905,000	National Grid PLC, EMTN, 0.163%, 1/20/2028, (EUR)	917,910
430,000	National Grid PLC, EMTN, 0.553%, 9/18/2029, (EUR)	432,447
225,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	231,999
1,005,000	United Kingdom Gilt, 0.125%, 1/31/2023, (GBP)(a)	1,309,128

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United Kingdom – continued
3,255,000	United Kingdom Gilt, 0.125%, 1/30/2026, (GBP)(a)	$4,077,099
2,600,000	United Kingdom Gilt, 0.625%, 10/22/2050, (GBP)(a)	2,555,563
435,000	United Kingdom Gilt, 1.500%, 7/22/2047, (GBP)	536,149
3,120,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	5,378,777
3,090,000	United Kingdom Gilt, 4.750%, 12/07/2030, (GBP)(a)	5,127,989
885,000	Western Power Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	959,445

		42,930,990

	United States – 33.8%
750,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	742,992
290,000,000	Aflac, Inc.,0.932%, 1/25/2027, (JPY)	2,409,306
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	3,353,379
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	278,156
310,000	Ally Financial, Inc., 4.625%, 3/30/2025	319,478
145,000	Ally Financial, Inc., 5.800%, 5/01/2025	153,804
1,971,182	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047, 144A(a)	1,813,306
975,000	Ares Capital Corp., 2.875%, 6/15/2028	863,169
3,385,000	AT&T, Inc., 3.650%, 6/01/2051	3,080,262
595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A(a)	604,321
1,690,000	Bank of America Corp., (fixed rate to 2/13/2030, variable rate thereafter), MTN, 2.496%, 2/13/2031(a)	1,553,397
85,000	Boeing Co. (The), 2.250%, 6/15/2026	80,343
160,000	Boeing Co. (The), 3.100%, 5/01/2026	157,202
2,885,000	Boeing Co. (The), 3.250%, 2/01/2028	2,779,101
65,000	Boeing Co. (The), 3.250%, 3/01/2028	62,424
10,000	Boeing Co. (The), 3.250%, 2/01/2035	8,929
120,000	Boeing Co. (The), 3.550%, 3/01/2038	105,471
1,820,000	Boeing Co. (The), 3.625%, 2/01/2031	1,771,489

	United States – continued
40,000	Boeing Co. (The), 3.625%, 3/01/2048	33,944
760,000	Boeing Co. (The), 3.750%, 2/01/2050	679,888
195,000	Boeing Co. (The), 3.825%, 3/01/2059	160,155
235,000	Boeing Co. (The), 3.850%, 11/01/2048	206,042
390,000	Boeing Co. (The), 3.900%, 5/01/2049	351,904
560,000	Boeing Co. (The), 3.950%, 8/01/2059	485,131
210,000	Boeing Co. (The), 5.805%, 5/01/2050	242,495
1,644,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	1,427,138
158,000	Broadcom, Inc., 3.469%, 4/15/2034, 144A	146,329
1,050,000	Broadcom, Inc., 4.300%, 11/15/2032	1,065,505
215,000	Centene Corp., 2.450%, 7/15/2028	196,446
2,210,000	Centene Corp., 2.500%, 3/01/2031	1,950,391
4,060,000	Centene Corp., 3.000%, 10/15/2030	3,728,988
1,890,000	Centene Corp., 3.375%, 2/15/2030	1,778,367
2,566,000	Centene Corp., 4.625%, 12/15/2029	2,586,759
1,115,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	953,064
400,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	360,518
1,185,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	976,557
210,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	199,481
3,515,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	3,721,764
1,369,417	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(d)	1,368,934
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)	2,360,008
1,100,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	980,925
1,725,000	Continental Resources, Inc., 4.375%, 1/15/2028	1,748,805
1,295,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,416,471

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	$4,881,074
1,125,833	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 2.942%, 12/26/2059, 144A(d)	1,116,283
660,000	CVS Health Corp., 3.250%, 8/15/2029	651,653
415,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	373,500
3,800,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.500%, 10/20/2025, 144A	3,822,076
2,990,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	3,012,893
182,334	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	182,745
85,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	81,179
595,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	589,387
1,875,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,752,536
460,000	Energy Transfer LP, 5.300%, 4/15/2047	472,713
2,775,000	EQT Corp., 3.625%, 5/15/2031, 144A	2,650,125
190,000	EQT Corp., 3.900%, 10/01/2027	189,450
580,000	EQT Corp., 5.000%, 1/15/2029	598,757
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	556,761
1,337,361	FHLMC, 4.500%, 12/01/2048(a)	1,388,430
3,215,960	FHLMC, 5.000%, with various maturities in 2049(a)(e)	3,384,334
19,697,786	FNMA, 2.000%, with various maturities from 2051 to 2052(a)(e)	18,307,878
261,373	FNMA, 3.000%, 11/01/2046	259,480
1,087,677	FNMA, 3.500%, with various maturities from 2045 to 2047(a)(e)	1,101,390
7,524,582	FNMA, 4.000%, with various maturities from 2048 to 2050(a)(e)	7,695,482
4,395,827	FNMA, 4.500%, with various maturities from 2043 to 2050(a)(e)	4,576,441
805,000	Ford Motor Co., 3.250%, 2/12/2032	718,970
2,860,000	Ford Motor Credit Co. LLC, 2.900%, 2/10/2029	2,547,459
610,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	614,069
4,235,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	4,330,288
1,415,000	GE Capital Funding LLC, 4.550%, 5/15/2032	1,519,534
435,000	HCA, Inc., 3.625%, 3/15/2032, 144A	426,280
6,490,000	HCA, Inc., 2.375%, 7/15/2031	5,800,159
1,440,000	HCA, Inc., 4.125%, 6/15/2029	1,467,796
2,014,280	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(d)	2,005,157

	United States – continued
1,754,345	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(d)	1,754,270
55,000	Lennar Corp., 4.750%, 5/30/2025	56,959
420,000	Lennar Corp., 5.000%, 6/15/2027	440,141
2,090,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	2,101,767
1,700,000	Magallanes, Inc., 5.050%, 3/15/2042, 144A	1,734,323
2,433,229	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)(d)	2,240,738
1,545,000	Oracle Corp., 3.950%, 3/25/2051	1,350,663
472,000	Ovintiv, Inc., 6.500%, 8/15/2034	560,230
87,000	Ovintiv, Inc., 7.375%, 11/01/2031	106,656
740,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	645,412
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	4,377,180
2,026,412	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(d)	1,947,236
1,107,160	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(d)	1,063,060
593,000	PulteGroup, Inc., 5.000%, 1/15/2027	624,780
1,115,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	1,018,943
3,015,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,728,575
10,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031	9,050
1,270,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,112,393
349,567	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	350,042
305,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	297,310
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	525,891
350,000	T-Mobile USA, Inc., 3.400%, 10/15/2052, 144A	297,654
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,027,755
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	843,564
1,755,000	U.S. Treasury Bond, 1.250%, 5/15/2050	1,308,983
8,619,000	U.S. Treasury Bond, 1.625%, 11/15/2050(a)	7,062,866
8,510,000	U.S. Treasury Bond, 1.875%, 2/15/2041(a)	7,577,557
985,000	U.S. Treasury Bond, 1.875%, 2/15/2051	860,682

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(f)	$5,217,581
3,600,000	U.S. Treasury Note, 1.125%, 2/15/2031(a)	3,250,547
1,755,000	U.S. Treasury Note, 1.500%, 1/31/2027(a)	1,677,122
8,260,000	U.S. Treasury Note, 1.625%, 5/15/2031(a)	7,776,661
2,854,000	UMBS® (TBA), 3.500%, 5/01/2052(g)	2,849,062
1,558,000	UMBS® (TBA), 2.000%, 4/01/2052(g)	1,446,201
12,259,000	UMBS® (TBA), 2.500%, 5/01/2052(g)	11,671,608
841,481	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	794,003
1,074,861	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,004,339
875,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	860,716
3,283,725	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 8/25/2051, 144A(d)	3,138,809
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	308,088
2,830,000	VMware, Inc., 2.200%, 8/15/2031	2,491,625
2,762,297	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(d)	2,676,826
1,240,235	VOLT XCVII LLC, Series 2021-NPL6, Class A1,2.240%, 4/25/2051, 144A(d)	1,199,336
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	4,680,827

		222,404,848

	Total Bonds and Notes

	(Identified Cost $669,356,641)	631,893,982

Short-Term Investments – 5.2%

16,818,659	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $16,818,659 on 4/01/2022 collateralized by $17,217,000 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $17,155,122 including accrued interest (Note 2 of Notes to Financial Statements)	16,818,659

12,160,000	U.S. Treasury Bills, 0.225%-0.375%, 5/26/2022(h)(i)	12,154,659

Short-Term Investments – continued

4,990,000	U.S. Treasury Bills,0.515%, 7/07/2022(h)	4,982,268

	Total Short-Term Investments

	(Identified Cost $33,955,400)	33,955,586

	Total Investments – 101.1%

	(Identified Cost $703,312,041)	665,849,568

	Other assets less liabilities—(1.1)%	(7,193,912)

	Net Assets – 100.0%	$658,655,656

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(b)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(c)	Variable rate security. Rate as of March 31, 2022 is disclosed.

(d)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(i)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $97,362,770 or 14.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund – continued

CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/02/2022	BRL	S	21,971,000	$4,233,088	$4,538,367	$(305,279)
BNP Paribas S.A.	6/15/2022	CNH	S	29,752,000	4,674,584	4,662,485	12,099
Citibank N.A.	6/15/2022	ZAR	S	72,730,000	4,697,713	4,932,162	(234,449)
Credit Suisse International	6/15/2022	CHF	B	3,258,000	3,525,860	3,536,332	10,472
Credit Suisse International	6/15/2022	IDR	S	21,947,060,000	1,515,262	1,523,514	(8,252)
Credit Suisse International	6/15/2022	JPY	S	567,398,000	4,834,280	4,669,354	164,926
HSBC Bank USA	6/15/2022	CAD	B	10,409,000	8,141,317	8,324,656	183,339
HSBC Bank USA	6/15/2022	SGD	B	3,966,000	2,909,461	2,926,103	16,642
Morgan Stanley Capital Services, Inc.	6/15/2022	GBP	S	3,813,000	5,017,713	5,007,494	10,219
Standard Chartered Bank	6/15/2022	EUR	B	27,719,000	30,300,934	30,746,961	446,027
Standard Chartered Bank	6/15/2022	EUR	S	2,960,000	3,298,372	3,283,343	15,029
UBS AG	6/15/2022	AUD	B	5,400,000	3,967,029	4,045,691	78,662
UBS AG	6/15/2022	COP	S	22,072,575,000	5,772,117	5,792,412	(20,295)
UBS AG	6/15/2022	KRW	B	9,451,350,000	7,817,817	7,791,944	(25,873)
UBS AG	6/15/2022	MXN	S	79,373,000	3,693,625	3,939,978	(246,353)

Total							$96,914

At March 31, 2022, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	6/15/2022	EUR	2,582,447	SEK	28,011,000	$2,984,391	$119,843
Citibank N.A.	6/15/2022	GBP	2,596,672	SEK	33,804,000	3,601,597	191,468
Credit Suisse International	6/15/2022	EUR	1,113,867	PLN	5,502,000	1,300,251	64,708
HSBC Bank USA	6/15/2022	NOK	118,368,000	EUR	12,015,836	13,328,419	(110,142)
UBS AG	6/15/2022	CZK	91,294,000	EUR	3,650,008	4,048,727	(54,041)
UBS AG	6/15/2022	EUR	3,502,444	CZK	91,294,000	4,102,768	217,725
UBS AG	6/15/2022	ZAR	45,615,000	EUR	2,692,018	2,986,088	(107,279)

Total							$322,282

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Japan Government Bond	6/13/2022	5	$6,170,954	$6,148,348	$(22,606)
10 Year U.S. Treasury Note	6/21/2022	65	8,204,981	7,986,875	(218,106)
2 Year U.S. Treasury Note	6/30/2022	230	49,345,480	48,742,032	(603,448)
5 Year U.S. Treasury Note	6/30/2022	17	1,997,428	1,949,688	(47,740)
Euro-Buxl® 30 Year Bond	6/08/2022	23	5,084,713	4,737,625	(347,088)
German Euro BOBL	6/08/2022	105	15,458,694	14,967,891	(490,803)
German Euro Bund	6/08/2022	17	3,159,475	2,983,799	(175,676)

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
UK Long Gilt	6/28/2022	23	$3,692,179	$3,662,836	$(29,343)
Ultra Long U.S. Treasury Bond	6/21/2022	70	12,841,135	12,398,750	(442,385)

Total					$(2,377,195)

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/21/2022	133	$20,556,354	$19,958,313	$598,041
Ultra 10 Year U.S. Treasury Note	6/21/2022	193	26,681,292	26,145,469	535,823

Total					$1,133,864

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	45.1%
Mortgage Related	7.9
Banking	4.6
ABS Home Equity	3.2
Government Owned – No Guarantee	2.9
Transportation Services	2.6
Local Authorities	2.2
Life Insurance	2.2
Other Investments, less than 2% each	25.2
Short-Term Investments	5.2

Total Investments	101.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(1.1)

Net Assets	100.0%

Currency Exposure Summary at March 31, 2022 (Unaudited)

United States Dollar	43.4%
Euro	15.6
Japanese Yen	13.2
Yuan Renminbi	8.6
British Pound	4.6
Canadian Dollar	2.7
Norwegian Krone	2.2
Other, less than 2% each	10.8

Total Investments	101.1
Other assets less liabilities (including forward foreign currency and futures contracts)	(1.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 94.1% of Net Assets

	Banking – 2.2%
$600,000	Banco Santander S.A., (fixed rate to 3/24/2027, variable rate thereafter), 4.175%, 3/24/2028	$603,043
1,540,000	Bank of America Corp., MTN, SOFR + 1.330%, 1.601%, 4/02/2026(a)	1,553,490
1,100,000	Citigroup, Inc., SOFR + 1.528%, 1.825%, 3/17/2026(a)	1,113,145
260,000	Deutsche Bank AG, (fixed rate to 4/08/2030, variable rate thereafter), 5.882%, 7/08/2031	269,490
1,115,000	ING Groep NV, (fixed rate to 3/28/2032, variable rate thereafter), 4.252%, 3/28/2033	1,147,756
1,550,000	Macquarie Group Ltd., (fixed rate to 6/21/2033, variable rate thereafter), 4.442%, 6/21/2033, 144A	1,564,494
445,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	395,276

		6,646,694

	Cable Satellite – 0.5%
1,615,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	1,610,224

	Finance Companies – 0.8%
985,000	Ares Capital Corp., 2.875%, 6/15/2028	872,022
1,520,000	OWL Rock Core Income Corp., 5.500%, 3/21/2025, 144A	1,516,136

		2,388,158

	Food & Beverage – 0.3%
955,000	JBS Finance Luxembourg S.a.r.l., 3.625%, 1/15/2032, 144A	873,835

	Healthcare – 0.0%
30,000	Cigna Corp., 2.400%, 3/15/2030	27,724

	Life Insurance – 0.4%
1,210,000	Corebridge Financial, Inc., 4.400%, 4/05/2052, 144A	1,209,794
30,000	Prudential Financial, Inc., (fixed rate to 6/15/2023, variable rate thereafter), 5.625%, 6/15/2043	30,188

		1,239,982

	Media Entertainment – 0.5%
1,510,000	Magallanes, Inc., 5.141%, 3/15/2052, 144A	1,545,847

	Metals & Mining – 0.1%
265,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	265,122

	Natural Gas – 0.1%
385,000	Sempra Energy, 3.700%, 4/01/2029	386,863

	Railroads – 0.0%
15,000	Canadian Pacific Railway Co., 2.050%, 3/05/2030	13,741

	Retailers – 0.4%
1,200,000	Macy’s Retail Holdings LLC, 5.875%, 4/01/2029, 144A	1,197,000

	Sovereigns – 0.1%
200,000	Abu Dhabi Government International Bond, 3.875%, 4/16/2050, 144A	209,108

	Technology – 0.6%
1,515,000	Broadcom, Inc., 4.150%, 4/15/2032, 144A	1,511,682
100,000	Dell International LLC/EMC Corp., 6.200%, 7/15/2030	113,965
133,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046	194,365

		1,820,012

	Treasuries – 87.2%
30,933,792	U.S. Treasury Inflation Indexed Bond, 0.250%, 2/15/2050(b)	32,444,835
3,350,940	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(b)	4,185,861
12,018,841	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)(c)	16,949,383
4,586,594	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2025(b)(c)	4,794,066
31,073,635	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)	32,660,090
2,545,432	U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2030(b)	2,686,723
20,412,361	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2030(b)	21,645,874
28,944,120	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2031(b)	30,781,958
31,096,676	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(b)(c)	32,957,617
18,863,813	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(b)	19,839,795
23,190,951	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)	24,723,274
13,436,880	U.S. Treasury Inflation Indexed Note, 0.750%, 7/15/2028(b)	14,694,488
23,932,725	U.S. Treasury Inflation Indexed Note, 0.875%, 1/15/2029(b)	26,422,757

		264,786,721

	Wirelines – 0.9%
185,000	AT&T, Inc., 3.500%, 2/01/2061	157,244
910,000	AT&T, Inc., 3.550%, 9/15/2055	802,589
365,000	AT&T, Inc., 3.650%, 9/15/2059	320,080
225,000	AT&T, Inc., 3.800%, 12/01/2057	205,277
240,000	AT&T, Inc., 3.850%, 6/01/2060	214,827
1,240,000	Verizon Communications, Inc., 3.550%, 3/22/2051	1,165,224

		2,865,241

	Total Bonds and Notes

	(Identified Cost $294,201,549)	285,876,272

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – 4.0%

	Cable Satellite – 0.5%
$1,427,725	DirecTV Financing LLC, Term Loan, 3-month LIBOR + 5.000%, 5.750%, 8/02/2027(a)(d)	$1,424,570

	Chemicals – 0.3%
855,000	Ineos Finance PLC, 2021 EUR Term Loan B, 11/04/2028, (EUR)(e)	928,109

	Consumer Products – 0.7%
2,165,000	19th Holdings Golf LLC, 2022 Term Loan B, 90-day Average SOFR + 3.250%, 3.750%, 2/07/2029(a)(f)	2,137,937

	Electric – 0.2%
758,100	Albion Financing 3 S.a.r.l., USD Term Loan, 3-month LIBOR + 5.250%, 5.750%, 8/17/2026(a)(f)	749,890

	Leisure – 0.4%
997,462	Carnival Corp., EUR Term Loan B, 3-month EURIBOR + 3.750%, 3.750%, 6/30/2025, (EUR)(a)(g)	1,085,687

	Media Entertainment – 0.6%
981,977	Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month LIBOR + 3.000%, 3.457%, 10/30/2026(a)(g)	970,115
756,200	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, LIBOR + 4.750%, 5.554%, 7/28/2028(f)(h)	747,458

		1,717,573

	Packaging – 0.3%
979,055	Graham Packaging Co., Inc., 2021 Term Loan, 1-month LIBOR + 3.000%, 3.750%, 8/04/2027(a)(d)	960,522

	Property & Casualty Insurance – 0.2%
751,068	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.006%, 5/16/2024(a)(g)	745,420

	Retailers – 0.2%
746,241	Michaels Companies, Inc., 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.256%, 4/15/2028(a)(d)	698,459

	Technology – 0.6%
800,000	Altar BidCo, Inc., 2021 Term Loan, 2/01/2029(e)	788,248
980,038	Dun & Bradstreet Corp. (The), Term Loan, 1-month LIBOR + 3.250%, 3.697%, 2/06/2026(a)(g)	969,708

		1,757,956

	Total Senior Loans

	(Identified Cost $12,452,601)	12,206,123

Short-Term Investments – 1.5%

4,632,447	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $4,632,447 on 4/01/2022 collateralized by $4,742,200 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $4,725,157 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,632,447)	4,632,447

	Total Investments – 99.6%

	(Identified Cost $311,286,597)	302,714,842

	Other assets less liabilities—0.4%	1,137,646

	Net Assets – 100.0%	$303,852,488

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(a)	Variable rate security. Rate as of March 31, 2022 is disclosed.

(b)	Treasury Inflation Protected Security (TIPS).

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(d)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.

(e)	Position is unsettled. Contract rate was not determined at March 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

(f)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.

(g)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.00%, to which the spread is added.

(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2022. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $9,893,018 or 3.3% of net assets.

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

EUR	Euro

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/14/2022	EUR	S	1,840,000	$2,034,966	$2,040,895	$(5,929)

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	38	$5,125,768	$5,147,812	$(22,044)
Ultra Long U.S. Treasury Bond	6/21/2022	34	5,997,429	6,022,250	(24,821)

Total					$(46,865)

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	87.2%
Banking	2.2
Other Investments, less than 2% each	8.7
Short-Term Investments	1.5

Total Investments	99.6
Other assets less liabilities (including forward foreign currency and futures contracts)	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 82.1% of Net Assets

Non-Convertible Bonds – 76.9%

	ABS Home Equity – 0.1%
$325,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(a)	$311,456

	ABS Other – 0.2%
336,678	Business Jet Securities LLC, Series 2021-1A, Class C, 5.067%, 4/15/2036, 144A	317,035
423,475	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037, 144A	406,838

		723,873

	Aerospace & Defense – 2.2%
1,775,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,739,500
530,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	518,931
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	116,870
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,218,885
1,272,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,585,065
1,265,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,187,411
770,000	TransDigm, Inc., 4.875%, 5/01/2029	721,698
770,000	TransDigm, Inc., 5.500%, 11/15/2027	764,225
55,000	TransDigm, Inc., 7.500%, 3/15/2027	56,650

		7,909,235

	Airlines – 1.2%
491,314	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	451,768
1,382,715	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,299,059
910,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	916,825
1,030,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	1,026,138
740,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026, 144A	740,422

		4,434,212

	Automotive – 1.7%
185,000	Dana, Inc., 4.250%, 9/01/2030	169,312
795,000	Ford Motor Co., 3.250%, 2/12/2032	710,038
2,325,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	2,206,931
1,110,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,107,225
1,080,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,112,530

	Automotive – continued
$550,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	$484,000
270,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	246,005
265,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	232,206

		6,268,247

	Banking – 1.0%
1,030,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	910,314
200,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	178,390
1,345,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,291,119
1,335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,275,655

		3,655,478

	Brokerage – 0.1%
185,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	157,712
400,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	382,992

		540,704

	Building Materials – 1.9%
515,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	479,594
2,795,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	2,550,466
425,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(b)	417,031
1,265,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	1,138,500
540,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	505,796
365,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	340,819
565,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	456,367
385,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	331,100
315,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	288,526
525,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	429,760

		6,937,959

	Cable Satellite – 5.5%
5,075,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	4,625,761
620,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	538,467

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – continued
$3,685,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	$3,302,755
4,645,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,884,567
265,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	222,033
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	359,107
1,730,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,701,888
70,000	DISH DBS Corp., 5.125%, 6/01/2029	59,611
3,375,000	DISH DBS Corp., 7.750%, 7/01/2026	3,353,062
694,717	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(c)	527,242
266,999	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(c)	123,562
385,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	293,986
955,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	896,621

		19,888,662

	Chemicals – 2.0%
455,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	422,665
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	138,750
380,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	387,854
245,000	Diamond BC BV, 4.625%, 10/01/2029, 144A	219,268
4,738,000	Hercules LLC, 6.500%, 6/30/2029	5,034,836
240,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	223,452
665,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	603,943
265,000	Olympus Water U.S. Holding Corp., 6.250%, 10/01/2029, 144A	234,525

		7,265,293

	Construction Machinery – 0.2%
215,000	Ritchie Bros Holdings, Inc., 4.750%, 12/15/2031, 144A	209,648
380,000	Titan International, Inc., 7.000%, 4/30/2028	381,220

		590,868

	Consumer Cyclical Services – 3.2%
1,530,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	1,420,987
450,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	396,974
100,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	89,444
1,740,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	1,639,950
747,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	845,604

	Consumer Cyclical Services – continued
$195,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	$198,900
680,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	637,500
6,190,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	6,400,089

		11,629,448

	Consumer Products – 0.3%
65,000	Coty, Inc., 6.500%, 4/15/2026, 144A	64,628
750,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	699,836
415,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	355,863

		1,120,327

	Diversified Manufacturing – 0.2%
385,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	345,538
365,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	332,168

		677,706

	Electric – 0.9%
2,520,000	Calpine Corp., 5.125%, 3/15/2028	2,400,502
465,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	409,200
380,000	Talen Energy Supply LLC, 7.625%, 6/01/2028, 144A	351,994

		3,161,696

	Finance Companies – 4.6%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.991%, 1/15/2067, 144A(d)(e)(f)	575,320
210,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(b)	192,150
1,095,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	938,963
320,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	290,928
1,240,000	Freedom Mortgage Corp., 7.625%, 5/01/2026	1,184,200
895,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(b)	908,425
425,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(g)	386,127
355,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	332,813
985,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	926,412
4,010,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,376,420
1,870,000	OneMain Finance Corp., 4.000%, 9/15/2030	1,650,275
360,000	OneMain Finance Corp., 5.375%, 11/15/2029	349,765

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$685,000	OneMain Finance Corp., 7.125%, 3/15/2026	$732,190
500,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	509,615
545,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	500,389
480,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	438,648
1,785,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	1,615,425
2,005,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,756,179

		16,664,244

	Financial Other – 2.3%
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025	64,282
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	127,096
205,000	CFLD Cayman Investment Ltd., 6.920%, 6/16/2022(h)	29,465
200,000	CFLD Cayman Investment Ltd., 8.050%, 1/13/2025(h)	27,982
400,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(e)(f)(h)	64,000
810,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(h)	139,547
405,000	China Evergrande Group, 8.750%, 6/28/2025(h)	50,293
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)(f)(h)	24,590
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	41,770
400,000	Easy Tactic Ltd., 11.750%, 8/02/2023	82,172
3,645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	3,344,287
540,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	529,969
170,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	173,400
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(h)	75,500
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(h)	37,392
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)(f)(h)	150,784
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(h)	115,882
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(h)	37,534
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)(f)	81,341
1,230,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	1,182,399
1,110,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	1,058,618

	Financial Other – continued
$205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)(f)	$50,906
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	96,200
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)(f)	53,968
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)(f)	57,980
200,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025	50,276
405,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(e)(f)	96,264
265,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(e)(f)	67,212
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027	73,912
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026	153,564
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)(f)(h)	119,738

		8,258,323

	Food & Beverage – 1.6%
475,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	472,625
1,960,000	MARB BondCo PLC, 3.950%, 1/29/2031, 144A	1,739,500
440,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	400,950
1,480,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	1,311,265
470,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	440,625
575,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	490,239
800,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	763,000

		5,618,204

	Gaming – 2.0%
515,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	496,331
560,000	Caesars Entertainment, Inc., 4.625%, 10/15/2029, 144A	523,600
890,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	887,775
835,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	707,662
200,000	Melco Resorts Finance Ltd., 5.750%, 7/21/2028, 144A	176,100
790,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	694,892
350,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	347,813
335,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	347,226
480,000	Scientific Games International, Inc., 7.250%, 11/15/2029	502,800

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Gaming – continued
$1,090,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	$1,141,775
700,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	540,988
965,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	838,353

		7,205,315

	Government Owned – No Guarantee – 0.1%
410,000	EcoPetrol S.A., 4.625%, 11/02/2031	371,050

	Healthcare – 3.4%
300,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	278,625
345,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	320,850
2,065,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	1,981,966
735,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	683,896
260,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	255,450
3,060,000	HCA, Inc., 5.375%, 2/01/2025	3,183,930
358,000	HCA, Inc., 7.500%, 11/06/2033	449,290
365,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	340,257
630,000	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029, 144A	585,692
995,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	898,415
1,830,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	1,758,209
1,045,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	1,061,981
410,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	404,875

		12,203,436

	Home Construction – 0.1%
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	86,850
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	86,316
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	134,459
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(h)	28,708
115,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	107,237
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)(f)(h)	25,698
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)(f)(h)	26,675
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)(f)	33,394

		529,337

	Independent Energy – 6.0%
270,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	275,738

	Independent Energy – continued
$380,000	Apache Corp., 5.350%, 7/01/2049	$365,750
355,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	350,772
612,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	610,470
125,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	134,063
185,000	California Resources Corp., 7.125%, 2/01/2026, 144A	192,357
1,000,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	1,054,170
355,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	356,810
565,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	578,608
395,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	418,358
455,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	469,369
470,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	472,190
655,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	632,075
345,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	331,718
238,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	244,514
60,000	EQT Corp., 3.125%, 5/15/2026, 144A	58,276
125,000	EQT Corp., 3.625%, 5/15/2031, 144A	119,375
185,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	186,164
700,000	Matador Resources Co., 5.875%, 9/15/2026	712,810
740,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	750,175
445,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	465,915
1,540,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(e)(h)(i)(j)	87,780
980,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	1,020,984
195,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	199,875
810,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	749,250
470,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	439,450
160,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	152,000
600,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	705,000
3,410,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	4,373,325
345,000	PDC Energy, Inc., 5.750%, 5/15/2026	349,740
365,000	Penn Virginia Holdings LLC, 9.250%, 8/15/2026, 144A	385,002
430,000	Range Resources Corp., 4.875%, 5/15/2025	435,231
645,000	Range Resources Corp., 8.250%, 1/15/2029	706,862

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$350,000	SM Energy Co., 5.625%, 6/01/2025	$349,562
605,000	SM Energy Co., 6.500%, 7/15/2028	624,318
430,000	SM Energy Co., 6.750%, 9/15/2026	442,158
45,000	Southwestern Energy Co., 4.750%, 2/01/2032	44,944
830,000	Southwestern Energy Co., 5.375%, 2/01/2029	840,375
465,000	Southwestern Energy Co., 5.375%, 3/15/2030	472,538
365,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	367,737
290,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	300,185

		21,825,993

	Industrial Other – 0.2%
560,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	539,129
200,000	CFLD Cayman Investment Ltd., 7.125%, 4/08/2022(e)(f)(h)	28,410

		567,539

	Leisure – 3.1%
250,000	Boyne USA, Inc., 4.750%, 5/15/2029, 144A	240,000
2,465,000	Carnival Corp., 5.750%, 3/01/2027, 144A	2,350,784
405,000	Carnival Corp., 6.000%, 5/01/2029, 144A	381,648
390,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	364,213
525,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	493,437
1,495,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,420,489
5,000	NCL Corp. Ltd., 5.875%, 3/15/2026	4,751
665,000	NCL Corp. Ltd., 7.750%, 2/15/2029, 144A	673,572
295,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	273,567
465,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	414,485
290,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	269,755
2,755,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,626,369
365,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	348,115
135,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	123,042
1,015,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	926,444
335,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	311,548

		11,222,219

	Lodging – 1.0%
$890,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	$849,323
275,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	259,187
1,175,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	1,089,601
1,345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,250,850
170,000	Travel & Leisure Co., 6.000%, 4/01/2027	175,100

		3,624,061

	Media Entertainment – 2.3%
1,200,000	AMC Networks, Inc., 4.250%, 2/15/2029	1,119,834
895,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	835,787
395,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	401,198
665,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	257,687
425,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	87,529
1,290,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	1,233,517
680,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	649,400
170,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	163,838
545,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	519,805
545,000	McGraw-Hill Education, Inc., 8.000%, 8/01/2029, 144A	515,079
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	997,364
255,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	235,238
370,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	354,275
590,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	535,425
365,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	344,527
225,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	231,716

		8,482,219

	Metals & Mining – 2.1%
370,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	350,645
380,000	Allegheny Technologies, Inc., 5.125%, 10/01/2031	356,337
415,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	408,261
945,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	932,049
495,000	Commercial Metals Co., 4.125%, 1/15/2030	462,206

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$340,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	$349,469
3,030,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	3,173,925
150,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	141,416
585,000	United States Steel Corp., 6.650%, 6/01/2037	605,229
450,000	United States Steel Corp., 6.875%, 3/01/2029	468,000
170,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	162,775

		7,410,312

	Midstream – 2.0%
255,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	254,740
1,015,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	1,061,294
885,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	847,795
345,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	338,928
530,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	528,012
305,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	294,325
475,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	448,523
470,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	480,049
1,080,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	1,019,088
760,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	779,722
850,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	855,023
395,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	370,313

		7,277,812

	Non-Agency Commercial Mortgage-Backed Securities – 2.2%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.947%, 5/10/2047, 144A(a)	750,933
480,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	468,550
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	139,433
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.163%, 8/10/2044, 144A(a)	169,460

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,830,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.163%, 8/10/2044, 144A(a)	$847,875
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.688%, 6/10/2047, 144A(a)	384,841
720,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.549%, 8/15/2046(a)	684,825
660,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(a)	632,540
155,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.626%, 10/15/2045, 144A(a)	154,698
690,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.675%, 10/15/2045, 144A(a)	679,792
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.352%, 8/15/2046(a)	813,358
530,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.467%, 3/15/2045, 144A(a)	501,383
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030, 144A(a)	432,525
208,290	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.867%, 11/15/2027, 144A(d)	146,069
310,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	276,953
545,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	338,937
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.347%, 12/15/2045(a)	197,132
515,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D, 4.779%, 6/15/2045, 144A(a)	247,200
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.506%, 8/15/2046(a)	170,487

		8,036,991

	Oil Field Services – 1.0%
365,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	379,158
265,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	268,975
40,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	40,800
210,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	216,825
1,448,438	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	1,433,953
435,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	368,445

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Oil Field Services – continued
$195,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	$201,338
545,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	553,366
64,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	66,240

		3,529,100

	Packaging – 0.2%
977,598	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027(g)	893,891

	Pharmaceuticals – 3.3%
1,120,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	922,399
35,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	27,265
160,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	125,686
4,820,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	3,751,695
40,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	32,800
120,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	107,434
575,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	324,875
450,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	410,625
385,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	362,381
1,025,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	989,125
450,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	419,918
770,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	777,700
2,140,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,679,900
2,000,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,919,900

		11,851,703

	Property & Casualty Insurance – 0.5%
550,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	508,546
605,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	580,812
385,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	359,013
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033, 144A(d)(e)(i)(j)(k)	230,400

		1,678,771

	Refining – 0.1%
$180,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	$186,665

	REITs – Hotels – 0.3%
45,000	Service Properties Trust, 3.950%, 1/15/2028	38,252
470,000	Service Properties Trust, 4.350%, 10/01/2024	452,375
135,000	Service Properties Trust, 4.500%, 6/15/2023	133,454
75,000	Service Properties Trust, 4.650%, 3/15/2024	72,191
60,000	Service Properties Trust, 4.750%, 10/01/2026	54,900
215,000	Service Properties Trust, 4.950%, 2/15/2027	198,681

		949,853

	REITs – Mortgage – 0.1%
230,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	219,620

	Restaurants – 0.7%
1,815,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	1,742,400
315,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	297,223
285,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	261,607
385,000	Yum! Brands, Inc., 3.625%, 3/15/2031	351,060

		2,652,290

	Retailers – 2.3%
585,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	544,781
360,000	Asbury Automotive Group, Inc., 5.000%, 2/15/2032, 144A	334,634
225,000	At Home Group, Inc., 4.875%, 7/15/2028, 144A	200,250
415,000	At Home Group, Inc., 7.125%, 7/15/2029, 144A	358,975
1,410,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	1,418,305
835,000	Carvana Co., 4.875%, 9/01/2029, 144A	689,572
50,000	Carvana Co., 5.500%, 4/15/2027, 144A	44,625
1,010,000	Carvana Co., 5.875%, 10/01/2028, 144A	899,385
275,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	235,469
470,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	482,690
485,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	468,707
570,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	588,525
370,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	345,086
725,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	652,500

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$480,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	$426,000
570,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	513,547

		8,203,051

	Supermarkets – 0.0%
155,000	Safeway, Inc., 7.250%, 2/01/2031	169,803

	Technology – 3.1%
600,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	564,486
2,025,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,758,864
3,300,000	CommScope Technologies LLC, 5.000%, 3/15/2027	2,866,297
330,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	298,114
225,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	211,500
730,000	Elastic NV, 4.125%, 7/15/2029, 144A	678,871
1,485,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	1,280,857
190,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	180,025
600,000	II-VI, Inc., 5.000%, 12/15/2029, 144A	586,500
360,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	332,464
1,085,000	Open Text Corp., 3.875%, 12/01/2029, 144A	1,030,750
710,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	671,532
690,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	626,175

		11,086,435

	Transportation Services – 0.1%
555,000	Hertz Corp. (The), 4.625%, 12/01/2026, 144A	518,273

	Treasuries – 7.9%
1,497(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	304,175
110,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	532,828
310,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,495,809
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	827,808
7,055,000	U.S. Treasury Note, 0.125%, 2/28/2023	6,960,198
7,060,000	U.S. Treasury Note, 0.125%, 3/31/2023	6,949,963
4,445,000	U.S. Treasury Note, 0.250%, 4/15/2023	4,376,762
7,015,000	U.S. Treasury Note, 0.500%, 3/15/2023	6,938,273

		28,385,816

	Wireless – 2.3%
$820,000	Altice France S.A., 5.125%, 7/15/2029, 144A	$734,925
985,000	Altice France S.A., 5.500%, 10/15/2029, 144A	883,821
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,484,939
445,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	421,192
415,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	389,270
600,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	603,024
395,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	347,920
200,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	192,636
3,620,000	SoftBank Group Corp., 4.625%, 7/06/2028	3,232,660

		8,290,387

	Wirelines – 1.3%
1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,170,879
495,000	Embarq Corp., 7.995%, 6/01/2036	476,873
630,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	631,701
530,000	Lumen Technologies, Inc., 5.375%, 6/15/2029, 144A	472,031
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,481,381
650,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	613,444

		4,846,309

	Total Non-Convertible Bonds

	(Identified Cost $300,549,035)	277,874,186

Convertible Bonds – 5.2%

	Airlines – 0.5%
1,395,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,893,015

	Cable Satellite – 1.7%
6,790,000	DISH Network Corp., 3.375%, 8/15/2026	6,107,605

	Consumer Cyclical Services – 0.2%
745,000	Uber Technologies, Inc., Zero Coupon, 0.980%-1.922%, 12/15/2025(l)	667,796
85,000	Zillow Group, Inc., 1.375%, 9/01/2026	112,465

		780,261

	Gaming – 0.1%
175,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	351,925

	Healthcare – 0.6%
2,410,000	Teladoc Health, Inc., 1.250%, 6/01/2027	2,032,835

	Leisure – 0.2%
910,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	833,496

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Convertible Bonds – continued

	Media Entertainment – 0.2%
$430,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	$314,975
420,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(m)	352,590

		667,565

	Pharmaceuticals – 1.4%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	439,780
3,510,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	3,514,512
345,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(m)	320,885
705,000	Livongo Health, Inc., 0.875%, 6/01/2025	714,165

		4,989,342

	Technology – 0.3%
385,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	320,753
935,000	Splunk, Inc., 1.125%, 6/15/2027	892,925

		1,213,678

	Total Convertible Bonds

	(Identified Cost $21,192,541)	18,869,722

	Total Bonds and Notes

	(Identified Cost $321,741,576)	296,743,908

Senior Loans – 0.4%

	Independent Energy – 0.4%
1,247,000	Ascent Resources—Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(d)(n)	1,331,172

	Total Senior Loans

	(Identified Cost $1,247,440)	1,331,172

Collateralized Loan Obligations – 1.7%
920,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 6.754%, 7/20/2034, 144A(d)	870,566
325,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.750%, 7.004%, 12/19/2032, 144A(d)	313,634
730,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 6.224%, 10/20/2034, 144A(d)	710,000
730,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 6.991%, 10/15/2034, 144A(d)	707,982
735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.615%, 4/21/2034, 144A(d)	709,834
985,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 6.504%, 7/02/2035, 144A(d)	960,330

Collateralized Loan Obligations – continued
$470,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 6.383%, 1/15/2035, 144A(d)	$455,565
730,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 6.186%, 10/15/2034, 144A(d)	706,193
285,000	PPM CLO Ltd., Series 2021-5A, Class E, 3-month LIBOR + 6.500%, 6.619%, 10/18/2034, 144A(d)	272,288
445,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.150%, 6.150%, 1/20/2035, 144A(d)	433,022

	Total Collateralized Loan Obligations

	(Identified Cost $6,347,577)	6,139,414

Shares

Common Stocks – 11.4%

	Aerospace & Defense – 0.4%
662	L3Harris Technologies, Inc.	164,487
2,830	Lockheed Martin Corp.	1,249,162

		1,413,649

	Air Freight & Logistics – 0.3%
5,171	United Parcel Service, Inc., Class B	1,108,973

	Beverages – 0.3%
17,625	Coca-Cola Co. (The)	1,092,750

	Biotechnology – 0.4%
9,250	AbbVie, Inc.	1,499,517

	Capital Markets – 0.6%
1,783	BlackRock, Inc.	1,362,515
10,478	Morgan Stanley	915,777

		2,278,292

	Communications Equipment – 0.3%
19,518	Cisco Systems, Inc.	1,088,324

	Electric Utilities – 0.7%
10,662	Duke Energy Corp.	1,190,519
14,863	NextEra Energy, Inc.	1,259,045

		2,449,564

	Food & Staples Retailing – 0.4%
9,321	Walmart, Inc.	1,388,083

	Health Care Equipment & Supplies – 0.2%
6,515	Abbott Laboratories	771,115

	Health Care Providers & Services – 0.4%
1,505	Anthem, Inc.	739,286
1,083	UnitedHealth Group, Inc.	552,298

		1,291,584

	Hotels, Restaurants & Leisure – 0.2%
8,938	Starbucks Corp.	813,090

	Household Products – 0.4%
9,671	Procter & Gamble Co. (The)	1,477,729

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 0.4%
3,006	Accenture PLC, Class A	$1,013,713
2,320	Automatic Data Processing, Inc.	527,893

		1,541,606

	Life Sciences Tools & Services – 0.1%
624	Thermo Fisher Scientific, Inc.	368,566

	Machinery – 0.5%
4,164	Cummins, Inc.	854,078
2,124	Deere & Co.	882,437

		1,736,515

	Media – 0.8%
79,387	Altice USA, Inc., Class A(k)	990,750
26,870	Comcast Corp., Class A	1,258,053
27,529	iHeartMedia, Inc., Class A(k)	521,124

		2,769,927

	Metals & Mining – 0.4%
16,312	Newmont Corp.	1,295,988

	Oil, Gas & Consumable Fuels – 0.7%
50,400	Battalion Oil Corp.(k)	936,432
1,176	Frontera Energy Corp.(k)	13,631
3,409	Pioneer Natural Resources Co.	852,352
23,900	Williams Cos., Inc. (The)	798,499

		2,600,914

	Pharmaceuticals – 1.1%
12,284	Bristol-Myers Squibb Co.	897,100
8,238	Johnson & Johnson	1,460,021
18,325	Merck & Co., Inc.	1,503,566

		3,860,687

	Professional Services – 0.0%
357	Clarivate PLC(k)	5,983

	REITs – Diversified – 0.3%
4,698	American Tower Corp.	1,180,232

	Road & Rail – 0.4%
4,551	Union Pacific Corp.	1,243,379

	Semiconductors & Semiconductor Equipment – 0.5%
1,153	Broadcom, Inc.	726,021
9,795	Microchip Technology, Inc.	735,996
1,984	Texas Instruments, Inc.	364,025

		1,826,042

	Software – 0.3%
321	iQor Holdings, Inc.(e)(f)(k)	2,247
3,565	Microsoft Corp.	1,099,125

		1,101,372

	Specialty Retail – 0.2%
2,424	Home Depot, Inc. (The)	725,576

	Technology Hardware, Storage & Peripherals – 0.3%
6,678	Apple, Inc.	1,166,046

	Wireless Telecommunication Services – 0.8%
23,127	T-Mobile US, Inc.(k)	2,968,350

	Total Common Stocks

	(Identified Cost $42,665,218)	41,063,853

Preferred Stocks – 0.8%

Convertible Preferred Stocks – 0.6%

	Midstream – 0.0%
3,556	El Paso Energy Capital Trust I,4.750%	$177,089

	Technology – 0.2%
8,758	Clarivate PLC, Series A,5.250%	594,405

	Wireless – 0.4%
1,390	2020 Cash Mandatory Exchangeable Trust,5.250%, 144A(e)(f)	1,549,850

	Total Convertible Preferred Stocks

	(Identified Cost $2,573,951)	2,321,344

Non-Convertible Preferred Stocks – 0.2%

	Home Construction – 0.1%
21,265	Hovnanian Enterprises, Inc.,7.625%	435,933

	REITs – Warehouse/Industrials – 0.1%
3,363	Prologis, Inc., Series Q,8.540%	218,595

	Total Non-Convertible Preferred Stocks

	(Identified Cost $192,799)	654,528

	Total Preferred Stocks

	(Identified Cost $2,766,750)	2,975,872

Exchange-Traded Funds – 0.9%
41,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $3,599,734)	3,373,890

Principal Amount (‡)

Short-Term Investments – 2.0%
$7,218,348	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $7,218,348 on 4/01/2022 collateralized by $7,389,300 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $7,362,743 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,218,348)	7,218,348

	Total Investments – 99.3%

	(Identified Cost $385,586,643)	358,846,457

	Other assets less liabilities—0.7%	2,531,175

	Net Assets – 100.0%	$361,377,632

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(b)	Perpetual bond with no specified maturity date.

(c)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.

(d)	Variable rate security. Rate as of March 31, 2022 is disclosed.

(e)	Illiquid security.

(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $3,008,377 or 0.8% of net assets. See Note 2 of Notes to Financial Statements.

(g)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2022, interest payments were made in cash.

(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(j)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $318,180 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(k)	Non-income producing security.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $177,976,069 or 49.2% of net assets.
ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
MXN	Mexican Peso

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	7.9%
Cable Satellite	7.2
Independent Energy	6.4
Pharmaceuticals	5.8
Finance Companies	4.6
Healthcare	4.0
Technology	3.6
Consumer Cyclical Services	3.4
Leisure	3.3
Wireless	2.7
Aerospace & Defense	2.6
Media Entertainment	2.5
Metals & Mining	2.5
Financial Other	2.3
Retailers	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.2
Gaming	2.1
Midstream	2.0
Chemicals	2.0
Other Investments, less than 2% each	25.3
Short-Term Investments	2.0
Collateralized Loan Obligations	1.7
Exchange-Traded Funds	0.9

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$467,876,646	$703,312,041	$311,286,597
Net unrealized depreciation	(24,644,611)	(37,462,473)	(8,571,755)

Investments at value	443,232,035	665,849,568	302,714,842
Cash	7,771	—	88,237
Due from brokers (Note 2)	—	1,379,347	784,000
Foreign currency at value (identified cost $50,148, $10,368,910 and $945,050, respectively)	50,623	10,474,044	952,714
Receivable for Fund shares sold	1,500,000	530,368	2,415,511
Receivable for securities sold	966,198	1,460,062	1,507,236
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	16,215,052	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	800,000	—
Dividends and interest receivable	3,427,939	4,755,110	511,084
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	1,531,159	—
Tax reclaims receivable	—	45,994	—
Receivable for variation margin on futures contracts (Note 2)	—	139,261	—
Prepaid expenses (Note 8)	4	4	1

TOTAL ASSETS	449,184,570	703,179,969	308,973,625

LIABILITIES
Payable for securities purchased	—	6,911,526	4,507,854
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	32,580,032	—
Payable for Fund shares redeemed	—	2,246,510	308,393
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	1,111,963	5,929
Foreign taxes payable (Note 2)	—	3,002	—
Due to brokers (Note 2)	—	800,000	—
Payable for variation margin on futures contracts (Note 2)	6,800	—	51,562
Management fees payable (Note 6)	189,909	322,346	40,199
Deferred Trustees’ fees (Note 6)	291,996	416,198	140,814
Administrative fees payable (Note 6)	16,665	24,987	11,521
Payable to distributor (Note 6d)	—	5,223	2,941
Other accounts payable and accrued expenses	64,107	102,526	51,924

TOTAL LIABILITIES	569,477	44,524,313	5,121,137

NET ASSETS	$448,615,093	$658,655,656	$303,852,488

NET ASSETS CONSIST OF:
Paid-in capital	$468,090,124	$710,276,673	$316,309,995
Accumulated loss	(19,475,031)	(51,621,017)	(12,457,507)

NET ASSETS	$448,615,093	$658,655,656	$303,852,488

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$448,615,093	$333,471,460	$253,563,731

Shares of beneficial interest	36,935,495	21,160,959	22,313,391

Net asset value, offering and redemption price per share	$12.15	$15.76	$11.36

Retail Class:
Net assets	$—	$147,750,525	$40,682,184

Shares of beneficial interest	—	9,552,355	3,586,802

Net asset value, offering and redemption price per share	$—	$15.47	$11.34

Class N shares:
Net assets	$—	$177,433,671	$9,606,573

Shares of beneficial interest	—	11,225,829	844,601

Net asset value, offering and redemption price per share	$—	$15.81	$11.37

See accompanying notes to financial statements.

43  |

Statements of Assets and Liabilities – continued

March 31, 2022 (Unaudited)

Institutional High Income Fund
ASSETS
Investments at cost	$385,586,643
Net unrealized depreciation	(26,740,186)

Investments at value	358,846,457
Foreign currency at value (identified cost $9,356)	9,444
Receivable for Fund shares sold	3,000,000
Receivable for securities sold	929,916
Dividends and interest receivable	3,799,825
Prepaid expenses (Note 8)	3

TOTAL ASSETS	366,585,645

LIABILITIES
Payable for securities purchased	4,742,027
Payable for Fund shares redeemed	2,000
Management fees payable (Note 6)	179,159
Deferred Trustees’ fees (Note 6)	215,903
Administrative fees payable (Note 6)	13,101
Payable to distributor (Note 6d)	63
Other accounts payable and accrued expenses	55,760

TOTAL LIABILITIES	5,208,013

NET ASSETS	$361,377,632

NET ASSETS CONSIST OF:
Paid-in capital	$390,484,603
Accumulated loss	(29,106,971)

NET ASSETS	$361,377,632

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$361,377,632

Shares of beneficial interest	60,345,141

Net asset value, offering and redemption price per share	$5.99

See accompanying notes to financial statements.

|  44

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$6,382,585	$7,331,521	$6,001,947
Dividends	510,256	—	—
Less net foreign taxes withheld	—	(30,714)	—

	6,892,841	7,300,807	6,001,947

Expenses
Management fees (Note 6)	1,196,651	1,979,078	375,645
Service and distribution fees (Note 6)	—	200,497	55,806
Administrative fees (Note 6)	102,764	154,532	64,583
Trustees’ fees and expenses (Note 6)	11,118	14,126	8,890
Trustees’ fees deferred compensation (Note 6)	(20,312)	(29,466)	(8,816)
Transfer agent fees and expenses (Notes 6 and 7)	2,091	247,039	138,831
Audit and tax services fees	28,635	27,551	23,214
Custodian fees and expenses	15,096	59,968	7,491
Legal fees (Note 8)	4,551	7,129	2,656
Registration fees	19,988	61,875	106,919
Shareholder reporting expenses	3,742	34,357	13,330
Miscellaneous expenses	21,314	43,458	21,843

Total expenses	1,385,638	2,800,144	810,392
Less waiver and/or expense reimbursement (Note 6)	—	(147,022)	(152,727)

Net expenses	1,385,638	2,653,122	657,665

Net investment income	5,507,203	4,647,685	5,344,282

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	6,811,021	(7,497,318)	(421,038)
Futures contracts	217,379	1,819,428	220,830
Forward foreign currency contracts (Note 2d)	—	(3,135,208)	84,061
Foreign currency transactions (Note 2c)	(41,387)	(456,296)	(41,138)
Net change in unrealized appreciation (depreciation) on:
Investments	(33,604,196)	(43,840,489)	(10,247,004)
Futures contracts	(264,855)	(1,954,267)	(406,242)
Forward foreign currency contracts (Note 2d)	—	927,282	(5,929)
Foreign currency translations (Note 2c)	56,241	362,486	40,659

Net realized and unrealized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(26,825,797)	(53,774,382)	(10,775,801)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,318,594)	$(49,126,697)	$(5,431,519)

See accompanying notes to financial statements.

45  |

Statements of Operations – continued

For the Six Months Ended March 31, 2022 (Unaudited)

Institutional High Income Fund
INVESTMENT INCOME
Interest	$8,330,014
Dividends	754,555

9,084,569

Expenses
Management fees (Note 6)	1,069,969
Administrative fees (Note 6)	76,605
Trustees’ fees and expenses (Note 6)	9,501
Trustees’ fees deferred compensation (Note 6)	(14,647)
Transfer agent fees and expenses (Notes 6 and 7)	4,013
Audit and tax services fees	26,498
Custodian fees and expenses	11,994
Legal fees (Note 8)	3,166
Registration fees	20,382
Shareholder reporting expenses	2,248
Miscellaneous expenses	21,168

Total expenses	1,230,897

Net investment income	7,853,672

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(2,509,403)
Foreign currency transactions (Note 2c)	(11,588)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,534,022)
Foreign currency translations (Note 2c)	13,911

Net realized and unrealized loss on investments and foreign currency transactions	(19,041,102)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,187,430)

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income	$5,507,203	$20,353,254	$4,647,685	$10,792,677
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	6,987,013	18,114,487	(9,269,394)	22,590,261
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(33,812,810)	18,196,597	(44,504,988)	(27,950,188)

Net increase (decrease) in net assets resulting from operations	(21,318,594)	56,664,338	(49,126,697)	5,432,750

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(30,083,728)	(39,121,293)	(15,886,291)	(18,819,965)
Retail Class	—	—	(6,461,573)	(8,739,847)
Class N	—	—	(8,245,710)	(8,974,746)

Total distributions	(30,083,728)	(39,121,293)	(30,593,574)	(36,534,558)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(11,040,584)	(139,545,221)	(10,110,727)	67,859,653

Net increase (decrease) in net assets	(62,442,906)	(122,002,176)	(89,830,998)	36,757,845
NET ASSETS
Beginning of the period	511,057,999	633,060,175	748,486,654	711,728,809

End of the period	$448,615,093	$511,057,999	$658,655,656	$748,486,654

See accompanying notes to financial statements.

47  |

Statements of Changes in Net Assets – continued

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income	$5,344,282	$6,250,647	$7,853,672	$18,043,175
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(157,285)	4,329,291	(2,520,991)	30,657,949
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(10,618,516)	(2,461,672)	(16,520,111)	18,436,270

Net increase (decrease) in net assets resulting from operations	(5,431,519)	8,118,266	(11,187,430)	67,137,394

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(8,870,335)	(6,642,299)	(20,772,904)	(26,161,315)
Retail Class	(1,572,040)	(997,498)	—	—
Class N	(328,051)	(252,287)	—	—

Total distributions	(10,770,426)	(7,892,084)	(20,772,904)	(26,161,315)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	59,842,465	132,340,207	28,893,382	(193,346,908)

Net increase (decrease) in net assets	43,640,520	132,566,389	(3,066,952)	(152,370,829)
NET ASSETS
Beginning of the period	260,211,968	127,645,579	364,444,584	516,815,413

End of the period	$303,852,488	$260,211,968	$361,377,632	$364,444,584

See accompanying notes to financial statements.

|  48

Financial Highlights

For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.52		$13.17		$13.49	$13.40	$13.96	$13.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.44		0.55	0.59	0.54	0.57
Net realized and unrealized gain (loss)	(0.72)		0.73		(0.31)	0.19	(0.35)	0.34

Total from Investment Operations	(0.57)		1.17		0.24	0.78	0.19	0.91

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)		(0.64)		(0.56)	(0.59)	(0.52)	(0.46)
Net realized capital gains	(0.51)		(0.18)		—	(0.10)	(0.23)	(0.01)

Total Distributions	(0.80)		(0.82)		(0.56)	(0.69)	(0.75)	(0.47)

Net asset value, end of the period	$12.15		$13.52		$13.17	$13.49	$13.40	$13.96

Total return	(4.51	)%(b)	9.08%		1.78%	6.29%	1.39%	6.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$448,615		$511,058		$633,060	$776,812	$862,759	$1,093,422
Net expenses	0.58	%(c)	0.59%		0.58%	0.57%	0.57%	0.57%
Gross expenses	0.58	%(c)	0.59%		0.58%	0.57%	0.57%	0.57%
Net investment income	2.30	%(c)	3.27%		4.23%	4.51%	3.99%	4.22%
Portfolio turnover rate	22%		99	%(d)	29%	14%	11%	10%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.

See accompanying notes to financial statements.

49  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$17.62		$18.33	$17.07		$16.16		$16.51		$16.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.27	0.33		0.33		0.35		0.30
Net realized and unrealized gain (loss)	(1.25)		(0.07)	1.12		0.69		(0.66)		(0.18)

Total from Investment Operations	(1.14)		0.20	1.45		1.02		(0.31)		0.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)		(0.35)	(0.08)		(0.05)		—		(0.06)
Net realized capital gains	(0.34)		(0.56)	(0.11)		(0.06)		(0.04)		(0.02)

Total Distributions	(0.72)		(0.91)	(0.19)		(0.11)		(0.04)		(0.08)

Net asset value, end of the period	$15.76		$17.62	$18.33		$17.07		$16.16		$16.51

Total return(b)	(6.70	)%(c)	0.91%	8.57%		6.27%		(1.85)%		0.74%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$333,471		$381,340	$375,501		$353,872		$450,376		$509,080
Net expenses(d)	0.69	%(e)	0.69%	0.69%		0.70	%(f)	0.72	%(g)	0.75	%(h)
Gross expenses	0.75	%(e)	0.75%	0.76%		0.76	%(f)	0.77%		0.80%
Net investment income	1.34	%(e)	1.47%	1.90%		2.00%		2.10%		1.88%
Portfolio turnover rate	56	%(i)	267%	273	%(j)	215	%(j)	218	%(j)	163%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.69%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.72%.
(i)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019 and 2020, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies and, additionally for 2020, a repositioning of the portfolio.

See accompanying notes to financial statements.

|  50

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$17.29		$18.00	$16.76		$15.86		$16.24		$16.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.22	0.28		0.28		0.30		0.26
Net realized and unrealized gain (loss)	(1.24)		(0.07)	1.10		0.68		(0.64)		(0.19)

Total from Investment Operations	(1.15)		0.15	1.38		0.96		(0.34)		0.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)		(0.30)	(0.03)		(0.00	)(b)	—		(0.04)
Net realized capital gains	(0.34)		(0.56)	(0.11)		(0.06)		(0.04)		(0.02)

Total Distributions	(0.67)		(0.86)	(0.14)		(0.06)		(0.04)		(0.06)

Net asset value, end of the period	$15.47		$17.29	$18.00		$16.76		$15.86		$16.24

Total return(c)	(6.84	)%(d)	0.67%	8.32%		6.08%		(2.12)%		0.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$147,751		$171,318	$178,887		$207,251		$247,119		$288,479
Net expenses(e)	0.94	%(f)	0.94%	0.94%		0.95	%(g)	0.97	%(h)	1.00	%(i)
Gross expenses	1.00	%(f)	1.00%	1.01%		1.01	%(g)	1.02%		1.05%
Net investment income	1.08	%(f)	1.22%	1.65%		1.75%		1.85%		1.67%
Portfolio turnover rate	56	%(j)	267%	273	%(k)	215	%(k)	218	%(k)	163%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.94%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.97%.
(j)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.
(k)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019 and 2020, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies and, additionally for 2020, a repositioning of the portfolio.

See accompanying notes to financial statements.

51  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$17.68		$18.39		$17.12		$16.21		$16.55		$16.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.27		0.33		0.34		0.36		0.33
Net realized and unrealized gain (loss)	(1.26)		(0.07)		1.14		0.69		(0.66)		(0.20)

Total from Investment Operations	(1.14)		0.20		1.47		1.03		(0.30)		0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)		(0.35)		(0.09)		(0.06)		—		(0.06)
Net realized capital gains	(0.34)		(0.56)		(0.11)		(0.06)		(0.04)		(0.02)

Total Distributions	(0.73)		(0.91)		(0.20)		(0.12)		(0.04)		(0.08)

Net asset value, end of the period	$15.81		$17.68		$18.39		$17.12		$16.21		$16.55

Total return	(6.68	)%(b)(c)	0.95	%(b)	8.66	%(b)	6.31	%(b)	(1.78	)%(b)	0.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$177,434		$195,829		$157,341		$246,394		$276,690		$256,939
Net expenses	0.64	%(d)(e)	0.64	%(d)	0.64	%(d)	0.65	%(d)(f)	0.67	%(d)(g)	0.69	%(h)
Gross expenses	0.66	%(e)	0.66%		0.66%		0.66	%(f)	0.68%		0.69%
Net investment income	1.39	%(e)	1.51%		1.93%		2.06%		2.15%		2.09%
Portfolio turnover rate	56	%(i)	267%		273	%(j)	215	%(j)	218	%(j)	163%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(g)	Effective July 1, 2018, the expense limit decreased to 0.64%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.67%.
(i)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019 and 2020, turnover has remained high due to an increase in the volume of U.S. Treasury securities related to certain trading strategies and, additionally for 2020, a repositioning of the portfolio.

See accompanying notes to financial statements.

|  52

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$11.94		$11.78	$10.59	$10.13	$10.41		$10.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.44	0.11	0.20	0.30		0.18
Net realized and unrealized gain (loss)	(0.38)		0.18	1.18	0.48	(0.25)		(0.22)

Total from Investment Operations	(0.17)		0.62	1.29	0.68	0.05		(0.04)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.46)	(0.10)	(0.22)	(0.33)		(0.19)
Net realized capital gains	(0.14)		—	—	—	—		—

Total Distributions	(0.41)		(0.46)	(0.10)	(0.22)	(0.33)		(0.19)

Net asset value, end of the period	$11.36		$11.94	$11.78	$10.59	$10.13		$10.41

Total return(b)	(1.47	)%(c)	5.33%	12.20%	6.73%	0.49%		(0.33)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$253,564		$217,863	$116,549	$24,076	$25,914		$26,972
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%		0.40%
Gross expenses	0.50	%(e)	0.52%	0.70%	0.96%	0.94%		0.81%
Net investment income	3.60	%(e)	3.65%	1.00%	1.92%	2.90%		1.73%
Portfolio turnover rate	48%		57%	82%	246%	324	%(f)	354	%(f)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The Fund’s high turnover rate during 2017 was primarily due to significant shareholder flows. During 2018, turnover has remained high due to certain trading strategies.

See accompanying notes to financial statements.

53  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$11.92		$11.77	$10.57	$10.11	$10.39		$10.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.45	0.10	0.18	0.28		0.14
Net realized and unrealized gain (loss)	(0.37)		0.14	1.17	0.47	(0.26)		(0.20)

Total from Investment Operations	(0.18)		0.59	1.27	0.65	0.02		(0.06)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.44)	(0.07)	(0.19)	(0.30)		(0.17)
Net realized capital gains	(0.14)		—	—	—	—		—

Total Distributions	(0.40)		(0.44)	(0.07)	(0.19)	(0.30)		(0.17)

Net asset value, end of the period	$11.34		$11.92	$11.77	$10.57	$10.11		$10.39

Total return(b)	(1.59	)%(c)	5.04%	12.09%	6.47%	0.23%		(0.59)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$40,682		$33,949	$7,805	$1,076	$967		$1,144
Net expenses(d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%		0.65%
Gross expenses	0.75	%(e)	0.77%	0.95%	1.21%	1.19%		1.06%
Net investment income	3.30	%(e)	3.76%	0.91%	1.77%	2.69%		1.37%
Portfolio turnover rate	48%		57%	82%	246%	324	%(f)	354	%(f)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The Fund’s high turnover rate during 2017 was primarily due to significant shareholder flows. During 2018, turnover has remained high due to certain trading strategies.

See accompanying notes to financial statements.

|  54

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.95		$11.79	$10.59	$10.13	$10.41		$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.49	0.10	0.21	0.32		0.15
Net realized and unrealized gain (loss)	(0.38)		0.14	1.20	0.47	(0.26)		(0.01)

Total from Investment Operations	(0.17)		0.63	1.30	0.68	0.06		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.47)	(0.10)	(0.22)	(0.34)		(0.16)
Net realized capital gains	(0.14)		—	—	—	—		—

Total Distributions	(0.41)		(0.47)	(0.10)	(0.22)	(0.34)		(0.16)

Net asset value, end of the period	$11.37		$11.95	$11.79	$10.59	$10.13		$10.41

Total return(b)	(1.44	)%(c)	5.37%	12.33%	6.78%	0.53%		1.40	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,607		$8,401	$3,291	$1,779	$1,704		$1,339
Net expenses(d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35	%(e)
Gross expenses	0.44	%(e)	0.46%	0.68%	0.91%	0.87%		0.77	%(e)
Net investment income	3.61	%(e)	4.06%	0.90%	2.09%	3.09%		2.18	%(e)
Portfolio turnover rate	48%		57%	82%	246%	324	%(f)	354	%(g)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	During 2018, turnover has remained high due to certain trading strategies.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

55  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$6.56		$5.99		$6.44	$6.90	$7.01	$6.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.26		0.29	0.34	0.36	0.35
Net realized and unrealized gain (loss)	(0.33)		0.63		(0.32)	(0.35)	(0.07)	0.25

Total from Investment Operations	(0.19)		0.89		(0.03)	(0.01)	0.29	0.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.32)		(0.37)	(0.37)	(0.38)	(0.38)
Net realized capital gains	(0.15)		—		(0.05)	(0.08)	(0.02)	(0.02)

Total Distributions	(0.38)		(0.32)		(0.42)	(0.45)	(0.40)	(0.40)

Net asset value, end of the period	$5.99		$6.56		$5.99	$6.44	$6.90	$7.01

Total return	(3.05	)%(b)	15.16%		(0.67)%	0.20%	4.31%	9.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$361,378		$364,445		$516,815	$572,393	$672,775	$731,042
Net expenses	0.69	%(c)	0.70%		0.69%	0.68%	0.68%	0.68%
Gross expenses	0.69	%(c)	0.70%		0.69%	0.68%	0.68%	0.68%
Net investment income	4.40	%(c)	4.07%		4.84%	5.33%	5.26%	5.17%
Portfolio turnover rate	28%		105	%(d)	25%	23%	14%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a repositioning of the portfolio due to a change in the portfolio management team.

See accompanying notes to financial statements.

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Notes to Financial Statements

March 31, 2022 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund and Institutional High Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency

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options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2022, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Fixed Income Fund	$3,858,072	0.9%	$195,600	Less than 0.1%
Institutional High Income Fund	3,008,377	0.8%	318,180	0.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

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The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

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g.  Swaptions. A Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption. Swaptions outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

h.  Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker.

Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations

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under outstanding swap agreements by segregating or earmarking cash or securities. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

i.  When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

j.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations, foreign currency gains and losses, convertible bond adjustments, paydown gains and losses, premium amortization, return of capital distributions received, defaulted and/or non-income producing securities, capital gains taxes, contingent payment debt instruments, treasury inflation-protected bonds, perpetual bond adjustments and trust preferred securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contract mark-to-market, trust preferred securities, corporate actions, straddle loss deferral adjustments, perpetual bond adjustments, futures contract mark-to-market and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

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The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$33,136,248	$5,985,045	$39,121,293
Global Bond Fund	25,619,343	10,915,215	36,534,558
Inflation Protected Securities Fund	7,892,084	—	7,892,084
Institutional High Income Fund	26,161,315	—	26,161,315

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of March 31, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Federal tax cost	$468,466,711	$707,149,681	$314,040,205	$386,194,652

Gross tax appreciation	$13,657,233	$10,098,797	$256,945	$10,998,522
Gross tax depreciation	(38,636,618)	(52,223,045)	(11,635,102)	(38,346,717)

Net tax depreciation	$(24,979,385)	$(42,124,248)	$(11,378,157)	$(27,348,195)

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

l.  Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

n.  Collateralized Loan Obligations. A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

o.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the

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benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

p.  Due to/from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and delayed delivery securities and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

q.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2022, none of the Funds had loaned securities under this agreement.

r.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

s.  New Accounting Pronouncement. In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

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•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Property & Casualty Insurance	$—	$1,032,981	$195,600	(b)	$1,228,581
All Other Non-Convertible Bonds(a)	—	353,170,129	—		353,170,129

Total Non-Convertible Bonds	—	354,203,110	195,600		354,398,710

Convertible Bonds(a)	—	16,178,533	—		16,178,533
Municipals(a)	—	4,041,485	—		4,041,485

Total Bonds and Notes	—	374,423,128	195,600		374,618,728

Senior Loans(a)	—	2,016,715	—		2,016,715
Collateralized Loan Obligations	—	14,151,860	—		14,151,860
Common Stocks(a)	34,677,980	—	—		34,677,980

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	1,575,495	—		1,575,495
All Other Convertible Preferred Stocks(a)	3,372,278	—	—		3,372,278

Total Convertible Preferred Stocks	3,372,278	1,575,495	—		4,947,773

Non-Convertible Preferred Stocks(a)	—	449,114	—		449,114

Total Preferred Stocks	3,372,278	2,024,609	—		5,396,887

Short-Term Investments	—	12,369,865	—		12,369,865
Futures Contracts (unrealized appreciation)	482,803	—	—		482,803

Total	$38,533,061	$404,986,177	$195,600		$443,714,838

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(227,512)	$—	$—	$(227,512)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

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Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$631,893,982	$—	$631,893,982
Short-Term Investments	—	33,955,586	—	33,955,586

Total Investments	—	665,849,568	—	665,849,568

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,531,159	—	1,531,159
Futures Contracts (unrealized appreciation)	1,133,864	—	—	1,133,864

Total	$1,133,864	$667,380,727	$—	$668,514,591

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,111,963)	$—	$(1,111,963)
Futures Contracts (unrealized depreciation)	(2,377,195)	—	—	(2,377,195)

Total	$(2,377,195)	$(1,111,963)	$—	$(3,489,158)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$285,876,272	$—	$285,876,272
Senior Loans(a)	—	12,206,123	—	12,206,123
Short-Term Investments	—	4,632,447	—	4,632,447

Total	$—	$302,714,842	$—	$302,714,842

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(5,929)	$—	$(5,929)
Futures Contracts (unrealized depreciation)	(46,865)	—	—	(46,865)

Total	$(46,865)	$(5,929)	$—	$(52,794)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$21,738,213	$87,780	(b)	$21,825,993
Property & Casualty Insurance	—	1,448,371	230,400	(b)	1,678,771
All Other Non-Convertible Bonds(a)	—	254,369,422	—		254,369,422

Total Non-Convertible Bonds	—	277,556,006	318,180		277,874,186

Convertible Bonds(a)	—	18,869,722	—		18,869,722

Total Bonds and Notes	—	296,425,728	318,180		296,743,908

Senior Loans(a)	—	1,331,172	—		1,331,172
Collateralized Loan Obligations	—	6,139,414	—		6,139,414
Common Stocks
Software	1,099,125	2,247	—		1,101,372
All Other Common Stocks(a)	39,962,481	—	—		39,962,481

Total Common Stocks	41,061,606	2,247	—		41,063,853

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Institutional High Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Convertible Preferred Stocks
Wireless	$—	$1,549,850	$—	$1,549,850
All Other Convertible Preferred Stocks(a)	771,494	—	—	771,494

Total Convertible Preferred Stocks	771,494	1,549,850	—	2,321,344

Non-Convertible Preferred Stocks
REITs – Warehouse/Industrials	—	218,595	—	218,595
All Other Non-Convertible Preferred Stocks(a)	435,933	—	—	435,933

Total Non-Convertible Preferred Stocks	435,933	218,595	—	654,528

Total Preferred Stocks	1,207,427	1,768,445	—	2,975,872

Exchange-Traded Funds	3,373,890	—	—	3,373,890
Short-Term Investments	—	7,218,348	—	7,218,348

Total	$45,642,923	$312,885,354	$318,180	$358,846,457

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or March 31, 2022:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
ABS Other	$185,168	$—	$(1,154,382)	$1,155,884	$—	$(26,589)	$—	$(160,081)	$—	$—
Property & Casualty Insurance	281,175	3,652	—	(89,227)	—	—	—	—	195,600	(89,227)

Total	$466,343	$3,652	$(1,154,382)	$1,066,657	$—	$(26,589)	$—	$(160,081)	$195,600	$(89,227)

A debt security valued at $160,081 was transferred from Level 3 to Level 2 during the period ended March 31, 2022. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$61,600	$12,426	$—	$13,754	$—	$—	$—	$—	$87,780	$13,754
Property & Casualty Insurance	331,200	5,333	—	(106,133)	—	—	—	—	230,400	(106,133)
Convertible Bonds
Oil Field Services	3,367,304	759	—	(127,527)	—	(3,240,536)	—	—	—	—
Collateralized Loan Obligations	1,744,972	—	—	—	—	—	—	(1,744,972)	—	—
Common Stocks
Energy Equipment & Services	260,799	—	—	5,532,180	—	(5,792,979)	—	—	—	—
Oil, Gas & Consumable Fuels	1,269,619	—	—	(446,146)	—	(823,473)	—	—	—	—

Total	$7,035,494	$18,518	$—	$4,866,128	$—	$(9,856,988)	$—	$(1,744,972)	$318,180	$(92,379)

Debt securities valued at $1,744,972 were transferred from Level 3 to Level 2 during the period ended March 31, 2022. At September 30, 2021, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2022, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Fixed Income Fund, Global Bond Fund and Inflation Protected Securities Fund used during the period include forward foreign currency contracts and futures contracts.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2022, Global Bond Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

Fixed Income Fund, Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2022, Fixed Income Fund and Global Bond Fund used futures contracts to manage duration. Inflation Protected Securities Fund used futures contracts to manage duration and for hedging purposes.

The following is a summary of derivative instruments for Fixed Income Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$482,803

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Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$(227,512)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Fixed Income Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$217,379

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(264,855)

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$1,531,159	$—
Exchange-traded asset derivatives
Interest rate contracts	$—	$1,133,864

Total asset derivatives	$1,531,159	$1,133,864

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,111,963)	$—
Exchange-traded liability derivatives
Interest rate contracts	$—	$(2,377,195)

Total liability derivatives	$(1,111,963)	$(2,377,195)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$1,819,428
Foreign exchange contracts	(3,135,208)	—

Total	$(3,135,208)	$1,819,428

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Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(1,954,267)
Foreign exchange contracts	927,282	—

Total	$927,282	$(1,954,267)

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(5,929)	$—
Exchange-traded liability derivatives
Interest rate contracts	$—	$(46,865)

Total liability derivatives	$(5,929)	$(46,865)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$220,830
Foreign exchange contracts	84,061	—

Total	$84,061	$220,830

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(406,242)
Foreign exchange contracts	(5,929)	—

Total	$(5,929)	$(406,242)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Fixed Income Fund, Global Bond Fund and Inflation Protected Securities Fund based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2022:

Fixed Income Fund	Futures
Average Notional Amount Outstanding	5.76%
Highest Notional Amount Outstanding	6.60%
Lowest Notional Amount Outstanding	4.77%
Notional Amount Outstanding as of March 31, 2022	4.77%

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	23.74%	17.71%
Highest Notional Amount Outstanding	27.97%	22.73%
Lowest Notional Amount Outstanding	20.64%	14.07%
Notional Amount Outstanding as of March 31, 2022	24.31%	22.73%

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Inflation Protected Securities Fund	Forwards	Futures
Average Notional Amount Outstanding	0.49%	45.49%
Highest Notional Amount Outstanding	0.68%	100.11%
Lowest Notional Amount Outstanding	0.00%	0.00%
Notional Amount Outstanding as of March 31, 2022	0.67%	3.68%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2022, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
BNP Paribas S.A.	$131,942	$—	$131,942	$—	$131,942
Citibank N.A.	191,468	(191,468)	—	—	—
Credit Suisse International	240,106	(8,252)	231,854	(230,000)	1,854
HSBC Bank USA	199,981	(110,142)	89,839	—	89,839
Morgan Stanley Capital Services, Inc.	10,219	—	10,219	—	10,219
Standard Chartered Bank	461,056	—	461,056	(461,056)	—
UBS AG	296,387	(296,387)	—	—	—

	$1,531,159	$(606,249)	$924,910	$(691,056)	$233,854

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(305,279)	$—	$(305,279)	$300,000	$(5,279)
Citibank N.A.	(234,449)	191,468	(42,981)	42,981	—
Credit Suisse International	(8,252)	8,252	—	—	—
HSBC Bank USA	(110,142)	110,142	—	—	—
UBS AG	(453,841)	296,387	(157,454)	120,000	(37,454)

	$(1,111,963)	$606,249	$(505,714)	$462,981	$(42,733)

Inflation Protected Securities Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(5,929)	$—	$(5,929)	$—	$(5,929)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

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Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2022:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Fixed Income Fund	$1,534,984	$1,534,984
Global Bond Fund	7,906,592	6,146,306
Inflation Protected Securities Fund	784,000	784,000

Net loss amount reflects cash received as collateral for Global Bond Fund of $800,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2022, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$28,497,720	$7,509,693	$72,003,117	$132,691,128
Global Bond Fund	228,949,946	259,190,137	160,248,663	159,227,318
Inflation Protected Securities Fund	133,745,737	75,755,178	63,063,059	63,938,894
Institutional High Income Fund	18,326,321	—	85,730,328	95,849,681

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on

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the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.69%	0.94%	0.64%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.75%	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2022, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Fixed Income Fund	$1,196,651	$—	$1,196,651	0.50%	0.50%
Global Bond Fund	1,979,078	147,022	1,832,056	0.55%	0.51%
Inflation Protected Securities Fund	375,645	151,175	224,470	0.25%	0.15%
Institutional High Income Fund	1,069,969	—	1,069,969	0.60%	0.60%

1 Management fee waiver is subject to possible recovery until September 30, 2023.

No expenses were recovered for any of the Funds during the six months ended March 31, 2022 under the terms of the expense limitation agreements.

b.  Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2022, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$200,497
Inflation Protected Securities Fund	55,806

c.  Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next

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March 31, 2022 (Unaudited)

$30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Fixed Income Fund	$102,764
Global Bond Fund	154,532
Inflation Protected Securities Fund	64,583
Institutional High Income Fund	76,605

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	$222,142
Inflation Protected Securities Fund	127,665
Institutional High Income Fund	2,112

As of March 31, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$5,223
Inflation Protected Securities Fund	2,941
Institutional High Income Fund	63

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2022, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $199,000. All other Trustees fees remained unchanged.

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A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended March 31, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Fixed Income Fund	$(20,312)
Global Bond Fund	(29,466)
Inflation Protected Fund	(8,816)
Institutional High Income Fund	(14,647)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

f.  Affiliated Ownership. As of March 31, 2022, the percentage of each Fund’s net assets owned by affiliates is as follows:

Inflation Protected Securities Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	2.90%
Loomis Sayles Non- Qualified Retirement Plans	3.16%
Natixis Sustainable Future 2015 Fund	0.22%
Natixis Sustainable Future 2020 Fund	0.14%
Natixis Sustainable Future 2025 Fund	0.18%
Natixis Sustainable Future 2030 Fund	0.25%
Natixis Sustainable Future 2035 Fund	0.19%
Natixis Sustainable Future 2040 Fund	0.11%
Natixis Sustainable Future 2045 Fund	0.08%
Natixis Sustainable Future 2050 Fund	0.02%

7.25%

Institutional High Income Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	5.80%
Loomis Sayles Non- Qualified Retirement Plans	6.63%
Loomis Sayles Employees	17.44%

29.87%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2023 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2022, Natixis Advisors reimbursed the Fund $1,552 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

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March 31, 2022 (Unaudited)

For the six months ended March 31, 2022, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$170,213	$74,359	$2,467
Inflation Protected Securities Fund	116,302	20,977	1,552

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2022, none of the Funds had borrowings under this agreement.

9.   Risk. Certain Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	5	45.22%	—	45.22%
Inflation Protected Securities Fund	2	12.47%	7.25%	19.72%
Institutional High Income Fund	1	22.30%	29.87%	52.17%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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11.   Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,772,143	$22,481,331	6,053,196	$80,923,538
Issued in connection with the reinvestment of distributions	2,333,030	29,722,796	2,926,309	38,510,221
Redeemed	(4,964,194)	(63,244,711)	(19,256,605)	(258,978,980)

Net change	(859,021)	$(11,040,584)	(10,277,100)	$(139,545,221)

Decrease from capital share transactions	(859,021)	$(11,040,584)	(10,277,100)	$(139,545,221)

	Global Bond Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,789,462	$47,144,175	7,645,306	$138,666,580
Issued in connection with the reinvestment of distributions	902,144	15,110,903	981,223	17,936,770
Redeemed	(4,167,183)	(69,312,531)	(7,472,461)	(135,239,164)

Net change	(475,577)	$(7,057,453)	1,154,068	$21,364,186

Retail Class
Issued from the sale of shares	723,351	$11,968,825	2,264,155	$40,332,865
Issued in connection with the reinvestment of distributions	383,679	6,311,520	475,717	8,543,869
Redeemed	(1,464,491)	(24,323,409)	(2,769,338)	(49,502,469)

Net change	(357,461)	$(6,043,064)	(29,466)	$(625,735)

Class N
Issued from the sale of shares	1,207,265	$20,382,532	6,236,077	$113,531,139
Issued in connection with the reinvestment of distributions	472,291	7,934,482	438,646	8,040,371
Redeemed	(1,530,340)	(25,327,224)	(4,155,738)	(74,450,308)

Net change	149,216	$2,989,790	2,518,985	$47,121,202

Increase (decrease) from capital share transactions	(683,822)	$(10,110,727)	3,643,587	$67,859,653

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	9,754,093	$115,622,700	14,126,843	$169,701,298
Issued in connection with the reinvestment of distributions	753,712	8,785,681	551,395	6,573,976
Redeemed	(6,438,188)	(75,482,411)	(6,326,851)	(75,108,125)

Net change	4,069,617	$48,925,970	8,351,387	$101,167,149

Retail Class
Issued from the sale of shares	2,055,615	$24,726,273	2,588,704	$30,936,263
Issued in connection with the reinvestment of distributions	134,762	1,570,256	83,698	996,245
Redeemed	(1,451,524)	(17,063,982)	(487,824)	(5,829,863)

Net change	738,853	$9,232,547	2,184,578	$26,102,645

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March 31, 2022 (Unaudited)

11.  Capital Shares – continued

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	217,474	$2,560,831	569,437	$6,795,275
Issued in connection with the reinvestment of distributions	28,130	328,051	21,149	252,287
Redeemed	(103,885)	(1,204,934)	(166,819)	(1,977,149)

Net change	141,719	$1,683,948	423,767	$5,070,413

Increase from capital share transactions	4,950,189	$59,842,465	10,959,732	$132,340,207

	Institutional High Income Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,652,863	$28,245,044	4,866,811	$31,121,246
Issued in connection with the reinvestment of distributions	2,642,067	16,327,976	3,663,176	22,418,638
Redeemed	(2,480,352)	(15,679,638)	(39,234,503)	(246,886,792)

Net change	4,814,578	$28,893,382	(30,704,516)	$(193,346,908)

Increase (decrease) from capital share transactions	4,814,578	$28,893,382	(30,704,516)	$(193,346,908)

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual

March 31, 2022

Portfolio Review	1

Portfolio of Investments	5

Financial Statements	37

Notes to Financial Statements	41

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSIOX

Brian P. Kennedy

Elaine M. Stokes

Todd P. Vandam, CFA®

Investment Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2022

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	-5.36%	-1.89%	4.69%	6.21%	0.00%	0.00%

Comparative Performance
Bloomberg U.S. Corporate High-Yield Bond Index[1]	-4.16	-0.66	4.69	5.75

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Corporate High-Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg U.S. Universal and Global High-Yield Indices.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, LLC

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LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol

Ian Anderson	Institutional Class	LSSAX

Stephen M. LaPlante, CFA

Alessandro Pagani, CFA®

Barath W. Sankaran, CFA®

Jennifer M. Thomas

Investment Objective

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2022

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	-5.50%	-4.41%	2.39%	3.00%	0.00%	0.00%

Comparative Performance
Bloomberg U.S. Securitized Bond Index[1]	-5.37	-4.86	1.44	1.76

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, LLC

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Natixis Advisors, LLC (“Natixis Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to Natixis Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2021 through March 31, 2022.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

3  |

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$946.40	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$945.00	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  4

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 91.6% of Net Assets

Non-Convertible Bonds – 86.0%

	ABS Car Loan – 0.1%
$150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	$149,387

	ABS Home Equity – 0.1%
97,495	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 1.109%, 9/19/2045(a)	70,096
185,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	177,290

		247,386

	ABS Other – 0.1%
179,936	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	152,449

	Aerospace & Defense – 1.6%
310,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	290,544
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,308,300
185,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	186,852
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	116,870
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	689,034
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	211,840
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	67,988
925,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	868,265
30,000	TransDigm, Inc., 5.500%, 11/15/2027	29,775

		3,769,468

	Airlines – 1.6%
525,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	528,938
2,590,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	2,580,287
555,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026, 144A	555,316

		3,664,541

	Automotive – 2.1%
245,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	254,187
570,000	Ford Motor Co., 3.250%, 2/12/2032	509,084
1,645,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	1,561,463
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	199,705
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	398,964
605,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	603,487

	Automotive – continued
195,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(c)	204,302
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	329,638
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	176,000
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	201,977
120,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	120,306
140,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	127,558
120,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	126,450
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	166,488

		4,979,609

	Banking – 1.0%
410,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	362,358
1,235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,185,526
960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	917,325

		2,465,209

	Brokerage – 0.2%
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	119,350
290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	277,669

		397,019

	Building Materials – 2.5%
720,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	670,500
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	309,840
1,985,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,811,332
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(c)	314,000
380,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	352,659
150,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	127,896
690,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	621,000
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	369,981
255,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	238,106
410,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	331,169
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	236,500

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Building Materials – continued
$225,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	$206,090
100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	98,750
355,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	290,600

		5,978,423

	Cable Satellite – 8.2%
665,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	596,073
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	91,675
890,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	811,217
360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	312,658
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	262,722
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	187,514
2,370,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	2,275,769
1,960,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	1,825,230
690,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	701,999
1,120,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	1,003,822
4,655,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,892,930
315,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	263,926
280,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	282,223
1,250,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,229,687
1,475,000	DISH DBS Corp., 5.125%, 6/01/2029	1,256,095
175,000	DISH DBS Corp., 7.375%, 7/01/2028	165,813
875,000	DISH DBS Corp., 7.750%, 7/01/2026	869,313
456,418	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(d)	346,389
176,770	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(d)	81,806
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	453,900
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	586,866
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	209,990
690,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	647,820
260,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	249,600
250,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	236,124
325,000	Ziggo BV, 4.875%, 1/15/2030, 144A	305,939

		19,147,100

	Chemicals – 1.3%
330,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	306,549
175,000	Chemours Co. (The), 5.375%, 5/15/2027	174,562
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	138,750
300,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	306,201
180,000	Diamond BC BV, 4.625%, 10/01/2029, 144A	161,095
805,000	Hercules LLC, 6.500%, 6/30/2029	855,433
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	186,210
215,000	Methanex Corp., 5.125%, 10/15/2027	216,075
45,000	Methanex Corp., 5.250%, 12/15/2029	45,675
20,000	Olin Corp., 5.625%, 8/01/2029	20,249
490,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	445,011
210,000	Olympus Water U.S. Holding Corp., 6.250%, 10/01/2029, 144A	185,850

		3,041,660

	Construction Machinery – 0.2%
155,000	Ritchie Bros Holdings, Inc., 4.750%, 12/15/2031, 144A	151,142
275,000	Titan International, Inc., 7.000%, 4/30/2028	275,883

		427,025

	Consumer Cyclical Services – 1.7%
1,120,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	1,040,200
305,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.000%, 6/01/2029, 144A	269,060
260,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	220,256
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	101,679
70,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	62,610
690,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030, 144A	634,800
545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	513,663
295,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	333,940
135,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	137,700
250,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	234,375
355,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	367,049

		3,915,332

	Consumer Products – 0.4%
50,000	Coty, Inc., 6.500%, 4/15/2026, 144A	49,714
540,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	503,882

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Consumer Products – continued
$435,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	$380,836

		934,432

	Diversified Manufacturing – 0.2%
285,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	255,788
265,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	241,163

		496,951

	Electric – 1.0%
1,365,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,300,272
190,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	167,200
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	102,609
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	137,215
320,000	PG&E Corp., 5.000%, 7/01/2028	309,312
70,000	PG&E Corp., 5.250%, 7/01/2030	67,893
245,000	Talen Energy Supply LLC, 7.625%, 6/01/2028, 144A	226,943

		2,311,444

	Environmental – 0.2%
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	487,600

	Finance Companies – 5.0%
155,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	141,825
800,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	686,000
230,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	209,105
635,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	606,425
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	492,275
320,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(e)	290,731
255,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	239,062
200,000	Midcap Financial Issuer Trust, 5.625%, 1/15/2030, 144A	176,734
615,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	578,420
1,715,000	Navient Corp., 4.875%, 3/15/2028	1,577,213
1,000,000	Navient Corp., 5.000%, 3/15/2027	952,500
1,150,000	OneMain Finance Corp., 4.000%, 9/15/2030	1,014,875
280,000	OneMain Finance Corp., 5.375%, 11/15/2029	272,040
545,000	OneMain Finance Corp., 7.125%, 3/15/2026	582,545

	Finance Companies – continued
350,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/01/2027, 144A	356,730
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	403,137
440,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	403,984
430,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	392,955
1,020,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	923,100
1,610,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,410,199

		11,709,855

	Financial Other – 2.3%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	127,096
400,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(f)(g)(h)	58,272
200,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(f)	28,898
205,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(f)(g)(h)	32,800
405,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(f)	69,773
200,000	China Evergrande Group, 8.750%, 6/28/2025(f)	24,836
200,000	China Evergrande Group, 9.500%, 4/11/2022(f)(g)(h)	24,590
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	41,770
200,000	Easy Tactic Ltd., 11.750%, 8/02/2023	41,086
1,830,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,796,008
275,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	280,500
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	75,500
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	75,392
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)	75,988
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	114,479
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(g)(h)	81,341
465,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	443,475
1,180,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	1,200,768
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(g)(h)	50,906
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	74,000
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(g)(h)	57,980

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Financial Other – continued
$605,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(g)(h)	$143,802
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(g)(h)	50,726
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027	75,760
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(g)(h)	238,877
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)(g)(h)	104,120

		5,388,743

	Food & Beverage – 2.1%
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	77,600
335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	333,325
1,490,000	MARB BondCo PLC, 3.950%, 1/29/2031, 144A	1,322,375
325,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	296,156
510,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	507,552
105,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	93,029
1,120,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	1,008,504
20,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	19,243
260,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	243,750
325,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	275,186
335,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	285,618
425,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	405,344

		4,867,682

	Gaming – 3.2%
1,130,000	Boyd Gaming Corp., 4.750%, 12/01/2027	1,124,350
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	337,313
405,000	Caesars Entertainment, Inc., 4.625%, 10/15/2029, 144A	378,675
250,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	246,875
200,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	199,500
610,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	516,975
200,000	Melco Resorts Finance Ltd., 5.750%, 7/21/2028, 144A	176,100
545,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	479,387

	Gaming – continued
455,000	MGM Resorts International, 5.500%, 4/15/2027	459,550
255,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	253,406
865,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	896,568
855,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	895,613
540,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	467,100
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	245,775
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	360,535
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	395,325

		7,433,047

	Government Owned – No Guarantee – 0.7%
295,000	EcoPetrol S.A., 4.625%, 11/02/2031	266,975
600,000	Petroleos Mexicanos, 5.950%, 1/28/2031	553,806
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	255,434
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	479,139

		1,555,354

	Healthcare – 3.8%
220,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	204,325
255,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	237,150
1,455,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	1,396,494
585,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	544,325
130,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	127,725
400,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	416,568
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	533,750
425,000	HCA, Inc., 7.050%, 12/01/2027	477,594
35,000	HCA, Inc., 7.500%, 12/15/2023	37,275
310,000	HCA, Inc., 7.500%, 11/06/2033	389,050
40,000	HCA, Inc., 7.690%, 6/15/2025	44,050
40,000	HCA, Inc., 8.360%, 4/15/2024	43,350
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	226,012
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	637,796
130,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	121,187
460,000	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029, 144A	427,648
565,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	510,155
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	180,649
1,315,000	Tenet Healthcare Corp., 4.375%, 1/15/2030, 144A	1,263,413
170,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	166,813
755,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	767,269

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$225,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	$222,187

		8,974,785

	Home Construction – 0.2%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	228,052
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	86,316
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	98,443
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)(i)(j)	—
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(f)	28,708
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(f)(g)(h)	25,698
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(g)(h)	92,824
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(g)(h)	22,930

		582,971

	Independent Energy – 6.9%
195,000	Antero Resources Corp., 5.375%, 3/01/2030, 144A	199,144
280,000	Apache Corp., 5.350%, 7/01/2049	269,500
105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	103,749
645,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	661,441
450,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	482,625
95,000	California Resources Corp., 7.125%, 2/01/2026, 144A	98,778
705,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	743,190
260,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	261,326
350,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	358,430
275,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	291,262
255,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	263,053
320,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	321,491
380,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	366,700
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	192,300
171,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	175,680
40,000	EQT Corp., 3.125%, 5/15/2026, 144A	38,851
85,000	EQT Corp., 3.625%, 5/15/2031, 144A	81,175

	Independent Energy – continued
25,000	EQT Corp., 5.000%, 1/15/2029	25,809
75,000	EQT Corp., 6.625%, 2/01/2025	79,220
435,000	EQT Corp., 7.500%, 2/01/2030	504,056
135,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	135,849
300,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	308,337
505,000	Matador Resources Co., 5.875%, 9/15/2026	514,241
230,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	233,163
580,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	607,260
300,000	Murphy Oil Corp., 6.375%, 12/01/2042	287,538
690,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	718,856
135,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	138,375
90,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	87,975
80,000	Occidental Petroleum Corp., 3.200%, 8/15/2026	78,600
1,575,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	1,551,375
595,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	550,375
370,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	345,950
120,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	114,000
200,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	212,000
655,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	769,625
110,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	134,200
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	62,375
260,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	307,767
385,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	493,762
250,000	PDC Energy, Inc., 5.750%, 5/15/2026	253,435
270,000	Penn Virginia Holdings LLC, 9.250%, 8/15/2026, 144A	284,796
180,000	Range Resources Corp., 8.250%, 1/15/2029	197,264
240,000	SM Energy Co., 5.625%, 6/01/2025	239,700
465,000	SM Energy Co., 6.500%, 7/15/2028	479,847
230,000	SM Energy Co., 6.750%, 9/15/2026	236,503
50,000	Southwestern Energy Co., 4.750%, 2/01/2032	49,938
445,000	Southwestern Energy Co., 5.375%, 2/01/2029	450,563
315,000	Southwestern Energy Co., 5.375%, 3/15/2030	320,106
45,000	Southwestern Energy Co., 7.750%, 10/01/2027	47,644
270,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	272,025

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$215,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	$222,551

		16,223,775

	Industrial Other – 0.2%
315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	303,260
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	146,250

		449,510

	Leisure – 4.0%
1,685,000	Carnival Corp., 5.750%, 3/01/2027, 144A	1,606,926
360,000	Carnival Corp., 6.000%, 5/01/2029, 144A	339,242
365,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium OP, 6.500%, 10/01/2028	371,388
265,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	247,478
265,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	249,068
535,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	521,625
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	19,003
1,130,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,073,681
455,000	NCL Corp. Ltd., 7.750%, 2/15/2029, 144A	460,865
165,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	153,012
310,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	276,323
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	725,548
1,495,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,425,198
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	252,741
585,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	568,912
235,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	214,184
550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	502,014
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	274,349

		9,281,557

	Lodging – 1.4%
590,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	563,034
205,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	193,213
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	693,000

	Lodging – continued
1,015,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	941,230
345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	320,850
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	5,150
525,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	547,312

		3,263,789

	Media Entertainment – 3.0%
645,000	AMC Networks, Inc., 4.250%, 2/15/2029	601,911
650,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	606,996
230,000	Clear Channel International BV, 6.625%, 8/01/2025, 144A	234,025
270,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	274,236
555,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	215,062
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	63,845
300,000	Gray Escrow II, Inc., 5.375%, 11/15/2031, 144A	286,864
640,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	594,400
840,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	802,200
150,000	Lamar Media Corp., 4.000%, 2/15/2030	142,688
125,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	120,469
395,000	McGraw-Hill Education, Inc., 5.750%, 8/01/2028, 144A	376,739
395,000	McGraw-Hill Education, Inc., 8.000%, 8/01/2029, 144A	373,314
45,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	48,002
425,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	460,062
75,000	Netflix, Inc., 5.875%, 11/15/2028	82,673
90,000	Netflix, Inc., 6.375%, 5/15/2029	101,770
115,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	116,403
150,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	138,375
270,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	258,525
400,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	363,000
265,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	250,136
200,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	203,500
115,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	118,433
230,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	240,925

		7,074,553

	Metals & Mining – 2.5%
270,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	255,876

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$275,000	Allegheny Technologies, Inc., 5.125%, 10/01/2031	$257,876
75,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	74,947
55,000	Carpenter Technology Corp., 6.375%, 7/15/2028	55,223
305,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	300,047
530,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	522,736
85,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	89,250
350,000	Commercial Metals Co., 4.125%, 1/15/2030	326,813
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	462,875
2,065,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,122,510
145,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	134,838
980,000	Novelis Corp., 4.750%, 1/30/2030, 144A	951,448
110,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	103,705
210,000	United States Steel Corp., 6.875%, 3/01/2029	218,400
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	86,175

		5,962,719

	Midstream – 3.5%
175,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	174,821
545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	569,857
360,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	344,866
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	155,084
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	110,817
260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	255,424
275,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	273,969
95,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	97,707
160,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	164,978
540,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	566,212
15,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	12,113
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	215,625
455,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	464,120

	Midstream – continued
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	490,934
215,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	207,475
100,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	100,392
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	259,671
490,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	492,599
260,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	265,559
750,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	707,700
60,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	59,446
505,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	507,985
330,000	NuStar Logistics LP, 5.750%, 10/01/2025	336,187
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	248,437
550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	571,197
305,000	Western Midstream Operating LP, 5.450%, 4/01/2044	309,197
345,000	Western Midstream Operating LP, 5.750%, 2/01/2050	336,375

		8,298,747

	Non-Agency Commercial Mortgage-Backed Securities – 2.4%
97,780	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.897%, 11/15/2031, 144A(a)(g)(h)	79,104
342,229	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.897%, 11/15/2031, 144A(a)(g)(h)	264,440
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.947%, 5/10/2047, 144A(b)	553,813
405,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	395,339
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	671,813
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.163%, 8/10/2044, 144A(b)	90,930
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.163%, 8/10/2044, 144A(b)	433,204
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.065%, 7/10/2046, 144A(b)	92,473

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.688%, 6/10/2047, 144A(b)	$153,936
465,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	445,653
505,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.675%, 10/15/2045, 144A(b)	497,529
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.212%, 6/15/2044, 144A(b)(g)(h)	220,092
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030, 144A(b)	268,621
106,361	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.867%, 11/15/2027, 144A(a)	74,589
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.897%, 11/15/2027, 144A(a)(g)(i)(j)	85,912
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.797%, 11/15/2027, 144A(a)(g)(i)(j)	33,961
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	202,118
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.172%, 11/15/2059(b)	124,223
486,255	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.294%, 3/15/2044, 144A(b)	211,521
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.888%, 6/15/2044, 144A(b)	158,933
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.347%, 12/15/2045(b)	485,954
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.779%, 6/15/2045, 144A(b)(g)(h)	14,750

		5,558,908

	Oil Field Services – 1.1%
260,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	270,085
180,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	182,700
30,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	30,600
125,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	129,063
476,625	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	473,884

	Oil Field Services – continued
459,375	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	454,781
67,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	66,994
325,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	275,275
135,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	139,388
395,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	401,063
43,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	44,505

		2,468,338

	Packaging – 1.0%
924,274	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(e)	845,133
1,155,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	1,067,653
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	154,275
220,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	216,700

		2,283,761

	Pharmaceuticals – 3.9%
825,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	679,445
25,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	19,475
1,365,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,072,262
1,150,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	895,114
745,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	610,900
80,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	71,622
185,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	157,792
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	374,232
445,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	251,425
145,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	132,313
280,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	263,550
490,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	472,850
251,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	234,221
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	232,300
650,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	588,503

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – continued
$4,010,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	$3,147,850

		9,203,854

	Property & Casualty Insurance – 0.7%
400,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	369,852
440,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	422,409
319,085	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(k)	338,118
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	234,702
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	256,438

		1,621,519

	Refining – 0.5%
120,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	124,443
150,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	145,585
540,000	Parkland Corp., 5.875%, 7/15/2027, 144A	538,650
190,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	152,671
240,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	247,253

		1,208,602

	REITs – Hotels – 0.3%
380,000	Service Properties Trust, 4.750%, 10/01/2026	347,700
330,000	Service Properties Trust, 7.500%, 9/15/2025	346,187

		693,887

	REITs – Mortgage – 0.2%
185,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	177,298
265,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	264,006

		441,304

	Restaurants – 0.8%
1,280,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	1,154,605
230,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	217,020
205,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	188,173
280,000	Yum! Brands, Inc., 3.625%, 3/15/2031	255,316

		1,815,114

	Retailers – 2.7%
91,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	87,415

	Retailers – continued
355,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	330,594
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	93,431
220,000	Asbury Automotive Group, Inc., 5.000%, 2/15/2032, 144A	204,499
165,000	At Home Group, Inc., 4.875%, 7/15/2028, 144A	146,850
310,000	At Home Group, Inc., 7.125%, 7/15/2029, 144A	268,150
185,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	186,090
90,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	94,500
310,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	319,300
725,000	Carvana Co., 4.875%, 9/01/2029, 144A	598,730
480,000	Carvana Co., 5.500%, 4/15/2027, 144A	428,400
120,000	Carvana Co., 5.875%, 10/01/2028, 144A	106,858
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	528,432
80,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	74,500
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	122,200
270,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	260,888
200,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	171,250
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	282,425
270,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	260,929
310,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	320,075
250,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	233,166
525,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	472,500
345,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	306,187
420,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	378,403

		6,275,772

	Technology – 4.5%
445,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	418,660
2,770,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,405,953
346,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	327,700
780,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	704,632
160,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	150,400
540,000	Elastic NV, 4.125%, 7/15/2029, 144A	502,178
850,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	733,150
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	132,650

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$435,000	II-VI, Inc., 5.000%, 12/15/2029, 144A	$425,212
250,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	230,878
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	704,384
250,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	233,340
195,000	NCR Corp., 5.000%, 10/01/2028, 144A	186,713
210,000	NCR Corp., 5.250%, 10/01/2030, 144A	199,072
490,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	493,528
470,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	471,086
755,000	Open Text Corp., 3.875%, 12/01/2029, 144A	717,250
410,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	387,786
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	128,050
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	132,600
375,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	340,313
175,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	182,740
65,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	72,061
160,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	161,800
222,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	211,394

		10,653,530

	Transportation Services – 0.2%
215,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	215,116
400,000	Hertz Corp. (The), 4.625%, 12/01/2026, 144A	373,530

		588,646

	Treasuries – 2.9%
4,675,000	U.S. Treasury Note, 0.125%, 2/28/2023	4,612,180
2,225,000	U.S. Treasury Note, 0.125%, 3/31/2023	2,190,321

		6,802,501

	Wireless – 2.7%
1,285,000	Altice France S.A., 5.125%, 1/15/2029, 144A	1,151,142
975,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	964,080
315,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	298,148
300,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	281,400
430,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	432,167
770,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	755,924
180,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	179,276

	Wireless – continued
2,515,000	SoftBank Group Corp., 4.625%, 7/06/2028	2,245,895

		6,308,032

	Wirelines – 0.8%
210,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	191,625
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	218,299
455,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	456,228
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	94,007
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	150,738
475,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	448,286
260,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	264,831

		1,824,014

	Total Non-Convertible Bonds

	(Identified Cost $213,315,139)	201,379,904

Convertible Bonds – 5.6%

	Airlines – 0.5%
945,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,282,365

	Cable Satellite – 1.9%
195,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025(l)	189,183
670,000	DISH Network Corp., 2.375%, 3/15/2024	626,450
4,160,000	DISH Network Corp., 3.375%, 8/15/2026	3,741,920

		4,557,553

	Consumer Cyclical Services – 0.3%
660,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(m)	591,604
55,000	Zillow Group, Inc., 1.375%, 9/01/2026	72,772

		664,376

	Gaming – 0.1%
115,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	231,265

	Healthcare – 0.6%
1,655,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,395,992

	Leisure – 0.3%
655,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	599,934

	Media Entertainment – 0.2%
315,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	230,738
270,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(l)	226,665

		457,403

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Convertible Bonds – continued

	Pharmaceuticals – 1.3%
$435,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$434,783
2,005,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,007,577
250,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(l)	232,525
485,000	Livongo Health, Inc., 0.875%, 6/01/2025	491,305

		3,166,190

	Technology – 0.4%
275,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	229,109
660,000	Splunk, Inc., 1.125%, 6/15/2027	630,300

		859,409

	Total Convertible Bonds

	(Identified Cost $14,476,071)	13,214,487

	Total Bonds and Notes

	(Identified Cost $227,791,210)	214,594,391

Senior Loans – 0.1%

	Pharmaceuticals – 0.1%
143,504	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(a)(n) (Identified Cost $142,777)	142,841

Collateralized Loan Obligations – 1.9%
670,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 6.754%, 7/20/2034, 144A(a)	633,999
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.750%, 7.004%, 12/19/2032, 144A(a)	241,256
530,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 6.224%, 10/20/2034, 144A(a)	515,480
500,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 6.991%, 10/15/2034, 144A(a)	484,919
535,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.615%, 4/21/2034, 144A(a)	516,682
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 6.504%, 7/02/2035, 144A(a)	648,344
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 6.383%, 1/15/2035, 144A(a)	329,558
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 6.186%, 10/15/2034, 144A(a)	512,716
275,000	PPM CLO Ltd., Series 2021-5A, Class E, 3-month LIBOR + 6.500%, 6.619%, 10/18/2034, 144A(a)	262,734

Collateralized Loan Obligations – continued
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.150%, 6.150%, 1/20/2035, 144A(a)	311,387

	Total Collateralized Loan Obligations

	(Identified Cost $4,609,596)	4,457,075

Shares

Preferred Stocks – 0.5%

Convertible Preferred Stocks – 0.5%

	Technology – 0.2%
6,107	Clarivate PLC, Series A, 5.250%	414,482

	Wireless – 0.3%
778	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(h)	867,470

	Total Convertible Preferred Stocks

	(Identified Cost $1,488,528)	1,281,952

	Total Preferred Stocks

	(Identified Cost $1,488,528)	1,281,952

Common Stocks – 2.1%

	Aerospace & Defense – 0.0%
34	L3Harris Technologies, Inc.	8,448
145	Lockheed Martin Corp.	64,003

		72,451

	Air Freight & Logistics – 0.0%
266	United Parcel Service, Inc., Class B	57,046

	Beverages – 0.0%
903	Coca-Cola Co. (The)	55,986

	Biotechnology – 0.1%
475	AbbVie, Inc.	77,002

	Capital Markets – 0.1%
91	BlackRock, Inc.	69,539
537	Morgan Stanley	46,934

		116,473

	Communications Equipment – 0.0%
1,001	Cisco Systems, Inc.	55,816

	Electric Utilities – 0.1%
544	Duke Energy Corp.	60,743
764	NextEra Energy, Inc.	64,719

		125,462

	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(o)	7,486

	Food & Staples Retailing – 0.0%
477	Walmart, Inc.	71,035

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 0.0%
334	Abbott Laboratories	$39,532

	Health Care Providers & Services – 0.0%
77	Anthem, Inc.	37,824
55	UnitedHealth Group, Inc.	28,048

		65,872

	Hotels, Restaurants & Leisure – 0.0%
462	Starbucks Corp.	42,028

	Household Products – 0.0%
498	Procter & Gamble Co. (The)	76,095

	IT Services – 0.1%
154	Accenture PLC, Class A	51,934
119	Automatic Data Processing, Inc.	27,077

		79,011

	Life Sciences Tools & Services – 0.0%
32	Thermo Fisher Scientific, Inc.	18,901

	Machinery – 0.1%
213	Cummins, Inc.	43,688
108	Deere & Co.	44,870

		88,558

	Media – 0.3%
55,930	Altice USA, Inc., Class A(o)	698,006
1,375	Comcast Corp., Class A	64,378

		762,384

	Metals & Mining – 0.0%
832	Newmont Corp.	66,102

	Oil, Gas & Consumable Fuels – 0.1%
2,801	Battalion Oil Corp.(o)	52,043
174	Pioneer Natural Resources Co.	43,505
1,219	Williams Cos., Inc. (The)	40,727

		136,275

	Pharmaceuticals – 0.1%
629	Bristol-Myers Squibb Co.	45,936
424	Johnson & Johnson	75,145
937	Merck & Co., Inc.	76,881

		197,962

	Professional Services – 0.0%
265	Clarivate PLC(o)	4,441

	REITs – Diversified – 0.0%
240	American Tower Corp.	60,293

	Road & Rail – 0.0%
233	Union Pacific Corp.	63,658

	Semiconductors & Semiconductor Equipment – 0.1%
60	Broadcom, Inc.	37,781
505	Microchip Technology, Inc.	37,946
102	Texas Instruments, Inc.	18,715

		94,442

	Software – 0.0%
183	Microsoft Corp.	56,421

	Specialty Retail – 0.0%
125	Home Depot, Inc. (The)	37,416

	Technology Hardware, Storage & Peripherals – 0.0%
343	Apple, Inc.	59,891

	Wireless Telecommunication Services – 1.0%
17,683	T-Mobile US, Inc.(o)	2,269,613

	Total Common Stocks

	(Identified Cost $5,354,592)	4,857,652

Warrants – 0.0%
35	Guaranteed Rate, Inc., Expiration on 12/31/2060(g)(i)(j)(o)	—
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(i)(j)(o)	227
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(i)(j)(o)	253

	Total Warrants

	(Identified Cost $35,226)	480

Principal Amount

Short-Term Investments – 2.4%
$5,516,416	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $5,516,416 on 4/01/2022 collateralized by $5,647,100 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $5,626,804 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,516,416)	5,516,416

	Total Investments – 98.6%

	(Identified Cost $244,938,345)	230,850,807

	Other assets less liabilities—1.4%	3,331,885

	Net Assets – 100.0%	$234,182,692

(†)	See Note 2 of Notes to Financial Statements.

(a)	Variable rate security. Rate as of March 31, 2022 is disclosed.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(c)	Perpetual bond with no specified maturity date.

(d)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.

(e)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2022, interest payments were made in cash.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(g)	Illiquid security.

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $2,430,722 or 1.0% of net assets. See Note 2 of Notes to Financial Statements.

(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(j)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $120,353 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2022, interest payments were made in principal.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.

(o)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $150,448,435 or 64.2% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2022 (Unaudited)

Cable Satellite	10.1%
Independent Energy	6.9
Pharmaceuticals	5.4
Technology	5.1
Finance Companies	5.0
Healthcare	4.4
Leisure	4.3
Midstream	3.5
Gaming	3.3
Media Entertainment	3.2
Wireless	3.0
Treasuries	2.9
Retailers	2.7
Metals & Mining	2.5
Building Materials	2.5
Non-Agency Commercial Mortgage-Backed Securities	2.4
Financial Other	2.3
Automotive	2.1
Airlines	2.1
Food & Beverage	2.1
Consumer Cyclical Services	2.0
Other Investments, less than 2% each	16.5
Short-Term Investments	2.4
Collateralized Loan Obligations	1.9

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 92.4% of Net Assets

	ABS Car Loan – 8.3%
$525,568	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$526,079
2,688,719	American Credit Acceptance Receivables Trust, Series 2020-1A, Class C, 2.190%, 3/13/2026, 144A	2,690,012
1,195,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026, 144A	1,203,291
1,695,000	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.830%, 3/15/2027, 144A	1,666,739
1,280,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.010%, 1/19/2027	1,201,185
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	609,400
3,560,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	3,571,431
2,517,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A(a)	2,447,238
615,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026, 144A	596,678
2,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	2,763,363
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,657,530
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,755,174
1,447,232	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	1,452,002
1,370,000	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,371,176
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	480,494
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,392,361
4,040,000	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	3,972,758
1,380,000	Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	1,344,059
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,089,775

	ABS Car Loan – continued
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	4,910,457
2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	2,358,233
910,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	898,613
1,245,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	1,232,352
2,775,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A, 0.960%, 2/15/2030, 144A	2,683,377
1,435,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	1,384,790
570,000	Drive Auto Receivables Trust, Series 2021-1, Class C, 1.020%, 6/15/2027	561,449
1,260,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	1,237,290
1,385,000	DT Auto Owner Trust, Series 2021-1A, Class C, 0.840%, 10/15/2026, 144A	1,342,021
570,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027, 144A	548,854
3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A	3,368,094
1,625,000	First Investors Auto Owner Trust, Series 2021-1A, Class C, 1.170%, 3/15/2027, 144A	1,552,387
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,824,830
3,500,000	Flagship Credit Auto Trust, Series 2020-1, Class C, 2.240%, 1/15/2026, 144A	3,470,983
750,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	754,918
1,690,000	Flagship Credit Auto Trust, Series 2021-1, Class C, 0.910%, 3/15/2027, 144A	1,616,933
885,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	846,980
3,335,000	Ford Credit Auto Owner Trust, Series 2020-A, Class C, 3.490%, 10/15/2026	3,355,294
1,650,000	Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.040%, 12/15/2026	1,597,099
2,815,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.830%, 8/15/2028	2,632,525

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$2,250,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/18/2025, 144A	$2,249,910
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027, 144A	2,233,118
4,965,428	GLS Auto Receivables Trust, Series 2020-1A, Class B, 2.430%, 11/15/2024, 144A	4,965,771
1,665,000	GLS Auto Receivables Trust, Series 2021-2A, Class C, 1.080%, 6/15/2026, 144A	1,605,053
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,650,694
565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	557,026
1,776,000	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class B, 0.620%, 3/16/2026, 144A	1,720,004
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	769,995
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	3,967,354
3,361,986	JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.875%, 9/25/2028, 144A	3,302,643
2,610,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	2,584,706
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	773,530
1,110,000	Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.030%, 11/16/2026, 144A	1,028,311
765,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	772,874
1,350,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	1,382,881
1,265,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.460%, 9/15/2025	1,260,814
1,105,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	1,095,138
1,790,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	1,736,873
3,980,000	Santander Retail Auto Lease Trust, Series 2021-B, Class C, 1.100%, 6/20/2025, 144A	3,810,619

	ABS Car Loan – continued
741,053	United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.150%, 2/10/2025, 144A	740,998
150,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	149,002
2,290,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.890%, 7/15/2026, 144A	2,184,626
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	503,829
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,834,314
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,467,670
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,433,036

		122,749,013

	ABS Credit Card – 0.7%
850,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	840,332
2,275,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	2,207,607
1,655,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026, 144A	1,613,595
5,275,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	5,295,054

		9,956,588

	ABS Home Equity – 7.0%
2,060,472	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(b)	2,063,669
454,306	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(b)	448,864
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(b)	1,333,412
893,035	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(b)	887,251
1,448,850	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(b)	1,443,843
639,493	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	640,833

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$721,078	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	$712,125
1,921,894	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	1,876,562
14,776	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	14,950
1,977,288	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	1,900,042
910,000	FirstKey Homes Trust, Series 2020-SRF1, Class B, 1.740%, 8/17/2037, 144A	851,109
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038, 144A	2,254,246
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038, 144A	4,897,876
2,751,000	FRTKL, Series 2021-SFR1, Class C, 1.922%, 9/17/2038, 144A	2,497,892
162,359	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.948%, 8/25/2060, 144A(c)	162,339
986,516	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.709%, 5/19/2034(b)	985,428
1,555,356	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041, 144A	1,402,584
639,900	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.477%, 6/17/2037, 144A(c)	634,629
1,581,189	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.591%, 7/17/2037, 144A(c)	1,566,574
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1-month LIBOR + 1.250%, 1.691%, 1/17/2038, 144A(a)(c)	5,971,560
13,546,872	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.392%, 11/25/2048, 144A(b)(d)(e)(f)	38,668
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(b)	4,336,195
4,006,000	Mill City Mortgage Loan Trust, Series 2015-2, Class B1, 3.620%, 9/25/2057, 144A(b)	3,978,950
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(b)	532,468

	ABS Home Equity – continued
927,870	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(b)	924,422
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(b)	1,618,482
1,403,123	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060, 144A(b)	1,339,770
39,012	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.611%, 7/25/2035(b)(e)(f)	36,008
270,942	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(b)	267,612
266,402	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(b)	263,273
2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	2,243,019
585,000	Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037, 144A	560,024
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	1,025,885
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038, 144A	2,448,790
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026, 144A	1,743,922
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038, 144A	3,155,195
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038, 144A	754,002
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038, 144A	1,559,207
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040, 144A	4,818,106
13	RALI Trust, Series 2006-QS13, Class 2A1, 5.750%, 4/25/2022(e)(f)	10
20,783	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 4/25/2022(e)(f)	17,262
972	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2022(e)(f)	828
146,059	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(b)	146,625
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(a)(b)	5,527,852
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(b)	3,937,631

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$2,167,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.957%, 2/25/2057, 144A(c)	$2,167,138
955,883	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(b)	954,690
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(b)	2,217,918
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(a)(b)	5,483,930
437,991	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(b)	430,058
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(b)	5,260,399
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	4,597,711
2,891,418	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A	2,870,117
1,694,069	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,637,163
1,275,000	Tricon American Homes Trust, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,172,085
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,165,050
763,240	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.823%, 11/25/2036(b)	711,485

		102,487,738

	ABS Other – 7.3%
2,315,597	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	2,308,050
2,630,000	Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.880%, 8/15/2025, 144A	2,618,478
1,377,062	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(b)	1,284,982
3,263,150	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	3,033,507
1,704,602	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	1,543,023
379,022	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046, 144A	350,208

	ABS Other – continued
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,162,776
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/15/2032, 144A	543,196
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033, 144A	2,114,189
2,540,425	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	2,348,443
1,000,000	Dell Equipment Finance Trust, Series 2020-1, Class C, 4.260%, 6/22/2023, 144A	1,010,247
740,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	728,174
810,826	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	812,652
6,228,729	Government National Mortgage Association, Series 2021-H17, Class IO, 4.195%, 3/20/2070(b)(d)(e)(f)	221,353
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026, 144A	768,834
453,366	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	443,706
650,758	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	580,029
4,265,000	HPEFS Equipment Trust, Series 2021-1A, Class C, 0.750%, 3/20/2031, 144A	4,097,493
1,455,000	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028, 144A	1,392,164
2,077,222	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	1,890,238
907,289	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	848,384
4,188,524	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	3,881,145
1,585,000	Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031, 144A	1,535,314
673,977	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	546,726
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	282,042
651,720	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041, 144A	611,511
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069, 144A	894,653

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	$1,620,483
5,950,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A(a)	5,996,987
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036, 144A	4,975,441
1,120,200	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A	1,122,297
4,377,278	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	3,708,607
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029, 144A	1,592,685
343,338	Sierra Timeshare Receivables Funding LLC, Series 2018 - 2A, Class A, 3.500%, 6/20/2035, 144A	343,122
2,137,792	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.590%, 5/20/2036, 144A	2,105,533
2,541,486	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	2,445,400
672,944	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	654,499
564,633	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037, 144A	537,249
3,054,686	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	2,784,037
210,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.949%, 9/15/2032(c)	208,735
150,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.806%, 9/15/2032(c)	149,097
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043, 144A	5,275,005
4,235,000	SoFi Consumer Loan Program Trust, Series 2021-B, Class B, 2.250%, 1/25/2029, 144A	4,247,226
3,463,930	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	3,348,353
4,313	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	4,215
585,972	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	567,641
7,070,467	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	6,550,709
1,706,812	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	1,604,567

	ABS Other – continued
1,862,067	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	1,735,406
4,305,075	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	3,895,121
4,116,186	TRP-TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.150%, 6/19/2051, 144A	3,822,216
4,154,360	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	3,914,384
1,340,668	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,325,484
1,963,970	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	1,755,773
3,235,749	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	2,920,837

		107,062,626

	ABS Student Loan – 2.5%
670,584	College Ave Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051, 144A	619,563
608,760	Commonbond Student Loan Trust, Series 2020, Class A, 1.980%, 8/25/2050, 144A	571,832
1,949,271	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	1,882,801
875,301	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	791,992
1,345,293	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	1,326,915
1,756,996	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	1,746,221
1,287,162	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	1,255,746
1,041,419	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	1,021,537
1,850,234	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,787,246
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,506,740
206,924	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	200,090
2,027,068	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	1,935,342
1,407,827	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069, 144A	1,327,224

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Student Loan – continued
$1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062, 144A	$1,526,163
598,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.957%, 6/15/2032(c)	592,696
97,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.821%, 6/15/2032(c)	96,140
193,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.810%, 3/15/2033(c)	191,637
2,860,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.852%, 3/15/2033(c)	2,839,803
3,969,345	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 1.197%, 2/15/2036, 144A(c)	3,953,661
1,515,747	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A	1,503,723
1,074,995	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	988,524
214,414	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	214,811
760,841	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A	761,520
4,962,918	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A(a)	4,892,071
2,902,547	SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.950%, 2/15/2046, 144A	2,843,801

		36,377,799

	ABS Whole Business – 1.6%
2,533,572	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,564,780
1,775,475	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,773,861
3,888,950	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,885,372
3,941,280	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	3,705,225
2,524,679	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,535,969
4,694,050	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.110%, 9/20/2045, 144A	4,338,833

	ABS Whole Business – continued
3,547,538	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,508,593
1,568,150	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	1,394,731

		23,707,364

	Agency Commercial Mortgage-Backed Securities – 8.6%
9,534,304	Federal Home Loan Mortgage Corp., Series K-1521, Class X1, IO, 0.981%, 8/25/2036(b)(d)	958,561
255,103,120	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.149%, 1/25/2032(b)(d)	3,658,944
17,918,076	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.116%, 4/25/2032(b)(d)	1,232,065
78,399	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.056%, 11/25/2022(c)	78,402
23,280,366	Federal National Mortgage Association, Series 2019-M17, Class X, 0.317%, 8/25/2034(b)(d)	517,297
17,133,766	Federal National Mortgage Association, Series 2020-M33, Class X, IO, 1.920%, 6/25/2028(b)(d)	1,363,678
19,841,691	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.120%, 8/25/2034(b)(d)	2,465,328
18,368,769	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.639%, 11/25/2029(b)(d)	769,357
13,739,905	FHLMC Multifamily Structured Pass Through Certificates, Series K-108, Class X1, 1.690%, 3/25/2030(b)(d)	1,563,835
14,630,137	FHLMC Multifamily Structured Pass Through Certificates, Series K-117, Class X1, 1.241%, 8/25/2030(b)(d)	1,207,861
3,380,497	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.860%, 8/25/2034(b)(d)(e)(f)	256,449
20,650,481	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.579%, 10/25/2034(b)(d)	1,105,172
2,561,194	FHLMC Multifamily Structured Pass Through Certificates, Series K-1517, Class X1, IO, 1.330%, 7/25/2035(b)(d)(e)(f)	336,259

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$350,330,734	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.219%, 2/25/2023(b)(d)(e)(f)	$521,352
74,065,947	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.184%, 4/25/2023(b)(d)(e)(f)	130,754
30,877,801	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.702%, 10/25/2023(b)(d)(e)(f)	290,721
32,438,908	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.094%, 3/25/2024(b)(d)(e)(f)	535,831
36,426,905	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.703%, 9/25/2024(b)(d)(e)(f)	508,678
68,956,403	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.114%, 5/25/2025(b)(d)(e)(f)	257,065
38,646,821	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.515%, 9/25/2025(b)(d)(e)(f)	581,783
16,402,204	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.644%, 11/25/2025(b)(d)(e)(f)	321,506
9,375,831	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.881%, 12/25/2025(b)(d)(e)(f)	257,100
16,309,425	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.162%, 1/25/2026(b)(d)	608,632
7,324,095	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.353%, 3/25/2026(b)(d)(e)(f)	324,667
27,057,512	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.174%, 7/25/2026(b)(d)	1,117,505
8,412,751	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.920%, 8/25/2026(b)(d)(e)(f)	285,554
25,043,801	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.308%, 9/25/2026(b)(d)(e)(f)	290,568

	Agency Commercial Mortgage-Backed Securities – continued
91,374,380	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.072%, 10/25/2026(b)(d)(e)(f)	352,516
17,529,634	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.523%, 1/25/2030(b)(d)	1,750,492
11,613,000	FHLMC Multifamily Structured Pass Through Certificates, Series K107, Class X1, IO, 1.591%, 1/25/2030(b)(d)	1,202,793
14,597,224	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.956%, 1/25/2031(b)(d)	930,074
123,810,149	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class X1, IO, 0.013%, 8/25/2033(b)(d)	694,166
913,735	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.109%, 1/25/2023(b)(d)(e)(f)	4,117
44,918,518	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.215%, 8/25/2025(b)(d)(e)(f)	153,659
32,490,367	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.298%, 12/25/2026(b)(d)(e)(f)	238,368
25,342,285	FRESB Mortgage Trust, Series 2021-SB91, Class X1, IO, 0.570%, 8/25/2041(b)(d)	1,000,184
16,190,950	FRESB Multifamily Mortgage Pass-Through Certificates, Series 2021-SB90, Class X1, IO, 0.656%, 6/25/2041(b)(d)	612,279
95,505,000	FRESB Multifamily Structured Pass Through Certificates, Series 2022-SB95, Class X1, 0.001%, 11/25/2041(b)(d)	1,251,488
3,565,986	Government National Mortgage Association, Series 2006-46, Class IO, 0.476%, 4/16/2046(b)(d)(e)(f)	36,011
1,519,215	Government National Mortgage Association, Series 2006-51, Class IO, 0.962%, 8/16/2046(b)(d)(e)(f)	33,908
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	4,082,120
843,063	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)	860,926
4,202,826	Government National Mortgage Association, Series 2009-114, Class IO, 0.022%, 10/16/2049(b)(d)(e)(f)	177

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$3,738,231	Government National Mortgage Association, Series 2010-124, Class X, 0.298%, 12/16/2052(b)(d)(e)(f)	$31,459
244,806	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(d)(e)(f)	9,886
1,550,272	Government National Mortgage Association, Series 2011-119, Class IO, 0.234%, 8/16/2051(b)(d)(e)(f)	3,949
2,962,766	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,088,955
5,114,956	Government National Mortgage Association, Series 2011-161, Class IO, 0.227%, 4/16/2045(b)(d)(e)(f)	22,374
982,868	Government National Mortgage Association, Series 2011-38, Class IO, 0.530%, 4/16/2053(b)(d)(e)(f)	8,744
707,220	Government National Mortgage Association, Series 2012-100, Class IC, 1.464%, 9/16/2050(b)(d)(e)(f)	1,506
537,701	Government National Mortgage Association, Series 2012-111, Class IC, 1.364%, 9/16/2050(b)(d)(e)(f)	1,079
20,848,696	Government National Mortgage Association, Series 2012-142, Class IO, 0.220%, 4/16/2054(b)(d)(e)(f)	94,006
5,750,422	Government National Mortgage Association, Series 2012-23, Class IO, 0.201%, 6/16/2053(b)(d)(e)(f)	32,458
7,990,860	Government National Mortgage Association, Series 2012-55, Class IO, 0.026%, 4/16/2052(b)(d)(e)(f)(g)	79
2,947,659	Government National Mortgage Association, Series 2012-70, Class IO, 0.083%, 8/16/2052(b)(d)(e)(f)	4,207
6,905,290	Government National Mortgage Association, Series 2012-79, Class IO, 0.395%, 3/16/2053(b)(d)(e)(f)	80,403
25,009,182	Government National Mortgage Association, Series 2012-85, Class IO, 0.358%, 9/16/2052(b)(d)(e)(f)	259,517
1,218,889	Government National Mortgage Association, Series 2013-175, Class IO, 0.216%, 5/16/2055(b)(d)(e)(f)	9,274

	Agency Commercial Mortgage-Backed Securities – continued
3,002,289	Government National Mortgage Association, Series 2014-101, Class IO, 0.736%, 4/16/2056(b)(d)(e)(f)	63,957
11,354,630	Government National Mortgage Association, Series 2014-130, Class IB, 0.347%, 8/16/2054(b)(d)(e)(f)	157,839
12,361,873	Government National Mortgage Association, Series 2014-24, Class IX, 0.180%, 1/16/2054(b)(d)(e)(f)	88,315
9,411,001	Government National Mortgage Association, Series 2014-70, Class IO, 0.570%, 3/16/2049(b)(d)(e)(f)	245,249
5,507,537	Government National Mortgage Association, Series 2014-86, Class IO, 0.549%, 4/16/2056(b)(d)(e)(f)	101,938
16,316,498	Government National Mortgage Association, Series 2015-120, Class IO, 0.700%, 3/16/2057(b)(d)(e)(f)	419,126
22,685,606	Government National Mortgage Association, Series 2015-146, Class IB, 0.628%, 7/16/2055(b)(d)	484,104
7,610,059	Government National Mortgage Association, Series 2015-171, Class IO, 0.810%, 11/16/2055(b)(d)(e)(f)	261,439
8,319,923	Government National Mortgage Association, Series 2015-189, Class IG, 0.737%, 1/16/2057(b)(d)	276,030
5,972,723	Government National Mortgage Association, Series 2015-21, Class IO, 0.843%, 7/16/2056(b)(d)(e)(f)	194,187
14,237,669	Government National Mortgage Association, Series 2015-32, Class IO, 0.616%, 9/16/2049(b)(d)	349,297
3,646,707	Government National Mortgage Association, Series 2015-68, Class IO, 0.387%, 7/16/2057(b)(d)(e)(f)	76,036
13,722,646	Government National Mortgage Association, Series 2015-70, Class IO, 0.611%, 12/16/2049(b)(d)(e)(f)	329,767
9,946,382	Government National Mortgage Association, Series 2015-73, Class IO, 0.660%, 11/16/2055(b)(d)(e)(f)	256,497
20,020,501	Government National Mortgage Association, Series 2016-132, Class IO, 0.675%, 7/16/2056(b)(d)	568,556
10,560,293	Government National Mortgage Association, Series 2016-143, Class IO, 0.856%, 10/16/2056(d)(e)(f)	483,592

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$7,968,224	Government National Mortgage Association, Series 2016-6, Class IO, 0.503%, 2/16/2051(b)(d)(e)(f)	$105,916
26,694,467	Government National Mortgage Association, Series 2017-168, Class IO, 0.587%, 12/16/2059(b)(d)	1,116,016
25,556,403	Government National Mortgage Association, Series 2017-90, Class IO, 0.719%, 1/16/2059(b)(d)	1,166,034
6,535,692	Government National Mortgage Association, Series 2018-133, Class IO, 1.099%, 6/16/2058(b)(d)	445,617
11,532,963	Government National Mortgage Association, Series 2018-2, Class IO, 0.707%, 12/16/2059(b)(d)	604,742
38,790,777	Government National Mortgage Association, Series 2018-82, Class IO, 0.470%, 5/16/2058(b)(d)	1,475,302
24,098,863	Government National Mortgage Association, Series 2018-96, Class IO, 0.471%, 8/16/2060(b)(d)	976,703
10,038,326	Government National Mortgage Association, Series 2019-75, Class IO, 0.878%, 12/16/2060(b)(d)	609,684
11,877,716	Government National Mortgage Association, Series 2019-94, Class IO, 1.020%, 8/16/2061(b)(d)	786,294
41,638,434	Government National Mortgage Association, Series 2020-108, Class IO, 0.850%, 6/16/2062(b)(d)	2,833,396
19,955,921	Government National Mortgage Association, Series 2020-128, Class IO, 0.932%, 10/16/2062(b)(d)	1,490,703
34,387,378	Government National Mortgage Association, Series 2020-130, Class IO, 1.012%, 8/16/2060(b)(d)	2,669,330
42,081,310	Government National Mortgage Association, Series 2020-136, Class IO, 1.016%, 8/16/2062(b)(d)	3,306,653
40,172,248	Government National Mortgage Association, Series 2020-172, Class IO, 1.130%, 9/16/2062(b)(d)	3,374,862
17,834,089	Government National Mortgage Association, Series 2020-174, Class IO, 0.918%, 1/16/2063(b)(d)	1,305,898
38,963,313	Government National Mortgage Association, Series 2020-179, Class IO, 0.998%, 9/16/2062(b)(d)	3,065,891
46,205,823	Government National Mortgage Association, Series 2020-197, Class IO, 0.962%, 10/16/2062(b)(d)	3,538,530

	Agency Commercial Mortgage-Backed Securities – continued
36,949,798	Government National Mortgage Association, Series 2020-26, Class IO, 0.737%, 10/15/2061(b)(d)	2,163,691
9,635,556	Government National Mortgage Association, Series 2021-10, Class IO, 0.993%, 5/16/2063(b)(d)	746,071
43,175,802	Government National Mortgage Association, Series 2021-106, Class IO, 0.854%, 4/16/2063(b)(d)	3,192,592
43,990,992	Government National Mortgage Association, Series 2021-12, Class IO, 0.971%, 3/16/2063(b)(d)	3,306,979
46,537,345	Government National Mortgage Association, Series 2021-128, Class IO, 1.006%, 6/16/2061(b)(d)	3,505,286
58,726,076	Government National Mortgage Association, Series 2021-132, Class BI, 0.916%, 4/16/2063(b)(d)	4,574,503
54,225,961	Government National Mortgage Association, Series 2021-133, Class IO, 0.882%, 7/16/2063(b)(d)	4,240,199
59,447,965	Government National Mortgage Association, Series 2021-144, Class IO, 0.811%, 4/16/2063(b)(d)	4,335,659
11,544,320	Government National Mortgage Association, Series 2021-145, Class IO, 0.772%, 7/16/2061(b)(d)	781,366
49,132,968	Government National Mortgage Association, Series 2021-151, Class IO, 0.917%, 4/16/2063(b)(d)	3,894,476
52,678,327	Government National Mortgage Association, Series 2021-163, Class IO, IO, 0.800%, 3/16/2064(b)(d)	3,868,069
22,515,388	Government National Mortgage Association, Series 2021-180, Class IO, 0.905%, 11/16/2063(b)(d)	1,796,052
59,039,942	Government National Mortgage Association, Series 2021-186, Class IO, 0.768%, 5/16/2063(b)(d)	4,166,525
42,078,091	Government National Mortgage Association, Series 2021-20, Class IO, 1.140%, 8/16/2062(b)(d)	3,591,702
35,722,754	Government National Mortgage Association, Series 2021-33, Class IO, 0.852%, 10/16/2062(b)(d)	2,602,588
32,420,019	Government National Mortgage Association, Series 2021-40, Class IO, 0.827%, 2/16/2063(b)(d)	2,376,712
47,406,645	Government National Mortgage Association, Series 2021-52, Class IO, 0.762%, 4/16/2063(b)(d)	3,198,820
29,031,308	Government National Mortgage Association, Series 2022-17, Class IO, 0.802%, 6/16/2064(b)(d)	2,206,832

		126,171,720

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – 7.7%
$12,812	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(b)(e)(f)	$12,931
80,767	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.009%, 6/15/2023(b)(e)(f)	81,825
71,739	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(d)(e)(f)	16,770
31,357	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.729%, 11/15/2033(b)(e)(f)	30,895
877,664	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 17.472%, 5/15/2035(b)(e)(f)	972,756
3,246,032	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.803%, 5/15/2036(b)(d)(e)(f)	507,435
941,038	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 6.223%, 10/15/2036(b)(d)(e)(f)	147,163
1,067,352	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 5.853%, 2/15/2038(b)(d)(e)(f)	141,329
527,797	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 16.609%, 2/15/2038(b)(e)(f)	613,709
496,494	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 15.044%, 2/15/2038(b)(e)(f)	560,815
1,174,574	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.585%, 6/15/2048(b)(d)	1,162,252
575,599	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.846%, 12/15/2036(b)(d)	587,454
1,449,260	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 6.103%, 10/15/2040(b)(d)(e)(f)	196,469
68,461	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1-month LIBOR + 0.400%, 0.797%, 11/15/2040(c)(e)(f)	68,221
194,895	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 8.739%, 2/15/2041(b)(e)(f)	180,173

	Collateralized Mortgage Obligations – continued
1,478,739	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 5.503%, 9/15/2041(b)(d)(e)(f)	185,093
1,671,001	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 22.017%, 8/15/2040(b)	2,231,874
1,255,564	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 5.753%, 8/15/2032(b)(d)(e)(f)	115,758
5,595,226	Federal Home Loan Mortgage Corp., REMIC, Series 4136, Class SG, IO, 5.753%, 11/15/2042(b)(d)	868,671
4,015,668	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.427%, 6/15/2039(b)(d)(e)(f)	201,532
1,460,265	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(d)(e)(f)	185,523
4,123,391	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 5.703%, 4/15/2047(b)(d)(e)(f)	510,200
1,733,062	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(d)(e)(f)	199,881
3,872,142	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(d)	654,155
200,161	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.437%, 11/25/2044(b)(d)	42,525
9,878,734	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 4.993%, 4/15/2042(b)(d)	1,803,749
1,166,239	Federal Home Loan Mortgage Corp., REMIC, Series 5078, Class MI, IO, 4.000%, 9/25/2043(d)(e)(f)	317,728
16,646,534	Federal Home Loan Mortgage Corp., REMIC, Series 5094, Class IO, 1.620%, 12/15/2048(b)(d)	1,234,642
7,188,584	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class EI, 4.500%, 1/25/2052(d)	971,669
4,479,277	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class IA, 5.000%, 1/25/2052(d)	616,819
22,704,366	Federal Home Loan Mortgage Corp., REMIC, Series 5187, Class IE, 4.000%, 1/25/2052(d)	3,248,559

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$270,000	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BA, 3.000%, 7/25/2047(f)	$272,700
395,000	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BI, 0.929%, 4/25/2052(d)(f)	14,319
125,000	Federal Home Loan Mortgage Corp., REMIC, Series 5214, Class BY, 3.000%, 4/25/2052(f)	122,305
238,871	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(d)(e)(f)	40,098
26,381	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 6.793%, 1/25/2024(b)(d)(e)(f)	871
777,534	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(b)(e)(f)	788,404
1,352,895	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 22.746%, 6/25/2035(b)	1,802,931
2,460,238	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035	2,678,991
1,139,065	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 22.526%, 6/25/2036(b)	1,538,328
49,374	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 6.843%, 8/25/2036(b)(d)(e)(f)	5,523
311,761	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 30.717%, 8/25/2036(b)	478,406
764,780	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.435%, 8/25/2038(b)	763,669
202,496	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.120%, 11/25/2038(b)(e)(f)	206,501
860,202	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.341%, 3/25/2039(b)(e)(f)	834,745
69,740	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 1.589%, 12/25/2039(b)(e)(f)	68,193
2,525,191	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040	2,725,504

	Collateralized Mortgage Obligations – continued
305,293	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.469%, 11/25/2040(b)	314,023
3,571,583	Federal National Mortgage Association, REMIC, Series 2011-109, Class PZ, 4.500%, 8/25/2041	3,787,973
1,786,754	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 5.393%, 6/25/2041(b)(d)(e)(f)	206,942
2,086,568	Federal National Mortgage Association, REMIC, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,171,762
1,640,584	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 6.043%, 3/25/2042(b)(d)(e)(f)	256,875
1,099,445	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 5.493%, 3/25/2042(b)(d)(e)(f)	124,032
4,049,892	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 5.543%, 9/25/2042(b)(d)(e)(f)	510,668
408,451	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.034%, 7/25/2043(b)	445,796
2,060,349	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 6.143%, 11/25/2043(b)(d)(e)(f)	321,391
2,076,952	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.693%, 8/25/2042(b)(d)(e)(f)	214,245
13,906,667	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 5.593%, 4/25/2044(b)(d)	2,128,062
1,168,318	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 5.593%, 5/25/2044(b)(d)(e)(f)	107,019
371,590	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(b)(e)(f)	388,980
9,427,767	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, IO, 5.643%, 4/25/2046(b)(d)	1,203,523
1,304,941	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(b)	1,260,299

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$10,367,496	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 5.643%, 10/25/2034(b)(d)	$1,312,409
12,761,867	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 5.643%, 9/25/2046(b)(d)	1,592,477
8,685,737	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 5.643%, 9/25/2046(b)(d)	1,063,152
5,255,276	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 5.643%, 11/25/2046(b)(d)	674,671
5,425,695	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 5.643%, 11/25/2046(b)(d)	669,963
6,498,137	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 6.193%, 12/25/2046(b)(d)	848,342
8,922,624	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 5.693%, 4/25/2047(b)(d)	1,176,233
47,018,267	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, IO, 2.750%, 8/25/2047(b)(d)	3,058,397
3,600,000	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(d)	854,800
13,956,210	Federal National Mortgage Association, REMIC, Series 2021-24, Class IO, 1.199%, 3/25/2059(b)(d)	1,108,891
322,559	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(d)(e)(f)	51,170
85,171	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(d)(e)(f)	18,750
344,072	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(d)(e)(f)	59,154
217,474	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(d)(e)(f)	34,504
755,716	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(d)(e)(f)	141,055
321,886	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(d)(e)(f)	62,557

	Collateralized Mortgage Obligations – continued
161,761	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(d)(e)(f)	32,782
373,941	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(d)(e)(f)	76,270
172,786	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(d)(e)(f)	39,262
198,912	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(d)(e)(f)	38,931
261,234	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(d)(e)(f)	61,246
230,646	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(d)(e)(f)	41,977
112,456	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(d)(e)(f)	20,310
142,665	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(d)(e)(f)	29,191
85,407	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(d)(e)(f)	18,088
26,295	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	6,589
798,766	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(d)(e)(f)	145,744
293,652	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(d)(e)(f)	63,107
208,097	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(d)(e)(f)	30,599
207,635	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(d)(e)(f)	13,849
121,321	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(d)(e)(f)	27,148
23,058	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(d)(e)(f)	5,570
331,123	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(e)(f)	356,771
230,932	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.911%, 2/20/2060(c)	231,029
185,327	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 0.456%, 5/20/2059(c)(e)(f)	183,660

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$152,734	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.456%, 10/20/2060(c)	$151,847
142,119	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 0.606%, 12/20/2060(c)	141,714
68,904	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 0.606%, 3/20/2061(c)	68,715
83,347	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 0.706%, 10/20/2061(c)(e)(f)	82,848
244,087	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 1.108%, 10/20/2061(c)(e)(f)	241,997
4,353	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(e)(f)	4,157
357,371	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(e)(f)	369,096
6,786	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 0.706%, 10/20/2062(c)(e)(f)	6,747
95,838	Government National Mortgage Association, Series 2012-H24, Class HI, 1.142%, 10/20/2062(b)(d)(e)(f)	6,128
383,610	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 0.426%, 1/20/2063(c)(e)(f)	379,657
4,601	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(e)(f)	4,510
33,497	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(e)(f)	33,484
1,469,446	Government National Mortgage Association, Series 2013-H13, Class SI, 1.310%, 6/20/2063(b)(d)(e)(f)	50,852
8,584,194	Government National Mortgage Association, Series 2013-H16, Class AI, 1.540%, 7/20/2063(b)(d)(e)(f)	193,440
6,546,061	Government National Mortgage Association, Series 2013-H18, Class EI, 1.634%, 7/20/2063(b)(d)(e)(f)	334,386

	Collateralized Mortgage Obligations – continued
973,163	Government National Mortgage Association, Series 2013-H18, Class JI, 1.312%, 8/20/2063(b)(d)(e)(f)	21,640
253,716	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 0.706%, 8/20/2063(c)(e)(f)	252,260
16,991,018	Government National Mortgage Association, Series 2014-H24, Class HI, 0.962%, 9/20/2064(b)(d)(e)(f)	404,918
2,290,906	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(d)(e)(f)	254,584
15,914,009	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.595%, 10/20/2064(a)(b)	16,361,518
629,304	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(e)(f)	631,386
3,390	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.406%, 4/20/2061(c)(e)(f)	3,337
2,523,369	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	2,496,725
19,901	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.386%, 5/20/2063(c)(e)(f)	19,629
11,985	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 0.306%, 4/20/2063(c)(e)(f)	11,758
348,547	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.993%, 3/20/2065(b)(e)(f)	354,190
3,569	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.806%, 10/20/2065(c)(e)(f)	3,534
133,655	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.591%, 9/20/2065(b)(e)(f)	139,705
3,415	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.786%, 8/20/2061(c)(e)(f)	3,389
1,463,928	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(b)	1,435,177
633,774	Government National Mortgage Association, Series 2016-23, Class PA, 5.638%, 7/20/2037(b)(e)(f)	665,524

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$11,688,134	Government National Mortgage Association, Series 2016-H01, Class AI, 1.509%, 1/20/2066(b)(d)(e)(f)	$370,928
17,866,355	Government National Mortgage Association, Series 2016-H09, Class JI, 1.768%, 4/20/2066(b)(d)	737,237
205,571	Government National Mortgage Association, Series 2016-H14, Class JZ, 3.967%, 8/20/2063(b)(e)(f)	206,682
638,672	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.710%, 8/20/2066(b)(e)(f)	648,756
37,612	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.138%, 6/20/2061(b)(e)(f)	36,218
88,116	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 0.506%, 8/20/2066(c)(e)(f)	87,517
4,514,287	Government National Mortgage Association, Series 2017-128, Class IO, 0.981%, 12/16/2056(b)(d)(e)(f)	237,658
2,253,724	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 2.292%, 1/20/2067(b)(d)	134,475
12,109,156	Government National Mortgage Association, Series 2018-110, Class IO, 0.639%, 1/16/2060(b)(d)	640,866
12,873,897	Government National Mortgage Association, Series 2018-129, Class IO, 0.610%, 7/16/2060(b)(d)	654,636
12,739,408	Government National Mortgage Association, Series 2018-143, Class IO, 0.471%, 10/16/2060(b)(d)	781,118
65,821	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.306%, 10/20/2064(c)(e)(f)	65,199
139,543	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 0.356%, 6/20/2068(c)(e)(f)	138,751
4,200,186	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.261%, 5/20/2068(b)	4,494,298
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(e)(f)	274,258
18,886,956	Government National Mortgage Association, Series 2019-116, Class IO, 0.650%, 12/16/2061(b)(d)	1,110,931

	Collateralized Mortgage Obligations – continued
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(e)(f)	319,878
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 5.101%, 2/20/2044(b)(d)	1,605,402
2,987,506	Government National Mortgage Association, Series 2019-44, Class BS, 5.601%, 4/20/2049(b)(d)(e)(f)	288,871
11,370,770	Government National Mortgage Association, Series 2019-70, Class SK, 5.551%, 8/20/2043(b)(d)	1,695,897
2,020,535	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.270%, 1/20/2069(b)	2,313,745
4,509,305	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	4,512,137
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(d)	1,022,190
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,986,334
67,454,689	Government National Mortgage Association, Series 2021-H03, Class IO, 4.138%, 4/20/2070(a)(b)(d)	3,526,801
9,856,425	Government National Mortgage Association, Series 2021-H08, Class IA, IO, 4.204%, 1/20/2068(b)(d)	511,982

		113,131,918

	Mortgage Related – 35.3%
96,466,246	FHLMC, 2.000%, with various maturities from 2050 to 2052(a)(h)	89,724,826
16,486,751	FHLMC, 2.500%, with various maturities from 2050 to 2052(a)(h)	15,717,800
166,571,096	FNMA, 2.000%, with various maturities from 2050 to 2051(a)(h)	154,957,722
128,024,360	FNMA, 2.500%, with various maturities from 2050 to 2052(a)(h)	122,343,621
86,737,108	FNMA, 3.000%, with various maturities from 2047 to 2052(h)	84,971,485
473,433	FNMA, 4.000%, 1/01/2052	480,967
9	GNMA, 5.470%, 11/20/2059(b)	9
117,866	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.622%, 8/20/2068(b)(e)(f)	126,066
2,678,160	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	2,676,729
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	2,338,345
20,000,000	UMBS® (TBA), 3.500%, 5/01/2052(i)	19,965,396

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$27,131,000	UMBS® (TBA), 3.000%, 5/01/2052(i)	$26,475,442

		519,778,408

	Non-Agency Commercial Mortgage-Backed Securities – 13.4%
1,000,000	Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	985,211
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	4,102,303
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,628,754
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,429,808
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,682,155
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,404,967
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	696,501
3,570,000	BANK, Series 2021-BN33, Class A5, 2.556%, 5/15/2064	3,347,963
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055	5,113,210
4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.537%, 10/15/2037, 144A(c)	4,041,337
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,390,596
4,630,000	Benchmark Mortgage Trust, Series 2019-B11, Class A5, 3.542%, 5/15/2052	4,666,630
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	5,030,565
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055	4,931,706
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1-month Term SOFR + 1.840%, 2.141%, 1/17/2039, 144A(c)	2,731,245
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	515,906
230,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	228,947
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	2,389,948
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(b)	2,612,942

	Non-Agency Commercial Mortgage-Backed Securities – continued
2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046	2,608,912
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,645,492
330,371	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	326,657
928,611	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	938,160
730,833	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	733,833
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,314,863
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,534,611
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,105,246
928,033	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	936,872
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	6,054,570
1,805,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	1,678,532
2,045,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,874,680
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,310,269
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 1.550%, 4/15/2026, 144A(c)	5,308,046
3,627,673	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 2.097%, 7/15/2038, 144A(c)	3,575,290
2,675,000	Greystone Commercial Real Estate Notes Ltd., Series 2021-HC2, Class A, 1-month LIBOR + 1.800%, 2.197%, 12/15/2039, 144A(c)	2,662,663
3,690,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	3,684,280
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	5,608,794
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)	3,481,424

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	$2,967,159
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	4,994,010
1,295,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	1,205,253
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,430,515
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.688%, 6/10/2047(b)	2,346,092
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,869,050
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,465,286
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	5,389,707
1,575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.364%, 12/15/2047, 144A(b)	1,562,271
2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(b)	2,424,303
585,186	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	590,844
690,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	688,527
1,300,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,286,554
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	2,741,039
3,905,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.456%, 5/15/2046	3,910,057
930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.333%, 6/15/2047(b)	907,935

	Non-Agency Commercial Mortgage-Backed Securities – continued
718,756	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.212%, 6/15/2044, 144A(b)	697,193
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(b)	3,171,468
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052(a)	5,620,321
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,965,515
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(b)	3,458,802
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.867%, 11/15/2027, 144A(c)	1,305,301
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 2.297%, 11/15/2027, 144A(c)(e)(f)(g)	4,078,242
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,352,229
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	3,937,238
2,508,801	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	2,527,377
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	5,259,492
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,919,804
924,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class AS, 2.398%, 7/15/2053	824,187
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	1,886,819
719,689	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	710,907
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,648,441
790,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	793,330
1,915,758	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	1,932,319

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	$508,806

		197,690,281

	Total Bonds and Notes

	(Identified Cost $1,493,001,748)	1,359,113,455

Collateralized Loan Obligations – 6.7%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.854%, 7/20/2034, 144A(c)	2,191,645
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 1.541%, 1/15/2033, 144A(c)	2,973,594
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.904%, 7/20/2031, 144A(c)	5,225,488
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.911%, 7/15/2031, 144A(c)	586,322
525,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 2.404%, 10/20/2029, 144A(c)	520,268
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.641%, 1/15/2031, 144A(c)	3,798,111
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class B1, 3-month LIBOR + 1.550%, 1.804%, 1/20/2034, 144A(c)	4,223,452
1,565,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 2.180%, 11/22/2031, 144A(c)	1,550,732
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.734%, 4/20/2031, 144A(c)	3,439,511
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 1.754%, 4/20/2031, 144A(c)	2,970,833
4,685,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.959%, 10/22/2030, 144A(c)	4,659,579
1,750,000	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 3-month LIBOR + 1.200%, 1.499%, 7/29/2030, 144A(c)	1,743,924
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3-month LIBOR + 1.400%, 1.641%, 1/15/2034, 144A(c)	2,320,550

Collateralized Loan Obligations – continued
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.891%, 7/15/2034, 144A(c)	2,068,011
2,560,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 1.641%, 4/16/2033, 144A(c)	2,521,521
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 1.791%, 1/17/2032, 144A(c)	5,222,305
2,040,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.711%, 4/16/2031, 144A(c)	2,003,878
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3-month LIBOR + 1.600%, 1.855%, 4/21/2034, 144A(c)	4,003,106
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 1.904%, 7/02/2035, 144A(c)	4,166,894
5,300,000	OHA Credit Funding Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 1.741%, 1/18/2034, 144A(c)	5,227,681
4,970,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.748%, 10/17/2031, 144A(c)	4,920,201
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 2.180%, 5/21/2034, 144A(c)	567,791
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3-month Term SOFR + 1.380%, 2.093%, 4/20/2035, 144A(c)	3,790,960
4,500,000	Race Point VIII CLO Ltd., Series 2013-8A, Class BR2, 3-month LIBOR + 1.500%, 1.980%, 2/20/2030, 144A(c)	4,446,292
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.654%, 4/20/2034, 144A(c)	1,005,240
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.650%, 1.904%, 4/20/2034, 144A(c)	7,610,687
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 1.941%, 4/15/2033, 144A(c)	5,842,145
3,830,000	VERDE CLO Ltd., Series 2019-1A, Class BR, 3-month LIBOR + 1.600%, 1.841%, 4/15/2032, 144A(c)	3,783,554

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued

$3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%, 1.454%, 10/20/2031, 144A(c)	$2,970,087
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.941%, 10/18/2031, 144A(c)	1,291,301
550,045	WhiteHorse IX Ltd., Series 2014-9A, Class C, 3-month LIBOR + 2.700%, 2.941%, 7/17/2026, 144A(c)	550,087

	Total Collateralized Loan Obligations

	(Identified Cost $98,708,707)	98,195,750

Loan Participations – 0.2%

	ABS Other – 0.2%
2,680,340	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037 (Identified Cost $2,666,883)	2,501,640

Short-Term Investments – 2.8%
18,813,117	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $18,813,117 on 4/01/2022 collateralized by $19,258,600 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $19,189,385 including accrued interest (Note 2 of Notes to Financial Statements)	18,813,117
12,000,000	U.S. Treasury Bills, 0.375%, 6/09/2022(j)	11,991,375
11,100,000	U.S. Treasury Bills, 0.117%, 4/14/2022(j)	11,099,434

	Total Short-Term Investments

	(Identified Cost $41,904,025)	41,903,926

	Total Investments – 102.1%

	(Identified Cost $1,636,281,363)	1,501,714,771

	Other assets less liabilities—(2.1)%	(30,789,913)

	Net Assets – 100.0%	$1,470,924,858

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(c)	Variable rate security. Rate as of March 31, 2022 is disclosed.

(d)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $31,605,128 or 2.1% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(g)	Illiquid security.

(h)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(i)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $508,933,815 or
	34.6% of net assets.
ABS	Asset-Backed Securities
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

At March 31, 2022, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2022	190	$23,352,566	$23,346,250	$(6,316)
30 Year U.S. Treasury Bond	6/21/2022	257	39,678,227	38,566,062	(1,112,165)
Ultra 10 Year U.S. Treasury Note	6/21/2022	214	29,921,972	28,990,313	(931,659)
Ultra Long U.S. Treasury Bond	6/21/2022	141	25,178,962	24,974,625	(204,337)

Total					$(2,254,477)

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Industry Summary at March 31, 2022 (Unaudited)

Mortgage Related	35.3%
Non-Agency Commercial Mortgage-Backed Securities	13.4
Agency Commercial Mortgage-Backed Securities	8.6
ABS Car Loan	8.3
Collateralized Mortgage Obligations	7.7
ABS Other	7.5
ABS Home Equity	7.0
ABS Student Loan	2.5
Other Investments, less than 2% each	2.3
Collateralized Loan Obligations	6.7
Short-Term Investments	2.8

Total Investments	102.1
Other assets less liabilities (including futures contracts)	(2.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  36

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$244,938,345	$1,636,281,363
Net unrealized depreciation	(14,087,538)	(134,566,592)

Investments at value	230,850,807	1,501,714,771
Cash	3,460	507,980
Due from brokers (Note 2)	—	10,566,812
Receivable for Fund shares sold	93,039	663,477
Receivable for securities sold	909,216	197,000
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	26,318,766
Dividends and interest receivable	2,931,994	5,613,225
Receivable for variation margin on futures contracts (Note 2)	—	444,902

TOTAL ASSETS	234,788,516	1,546,026,933

LIABILITIES
Payable for securities purchased	406,944	137,242
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	73,572,245
Payable for Fund shares redeemed	198,880	1,392,588

TOTAL LIABILITIES	605,824	75,102,075

NET ASSETS	$234,182,692	$1,470,924,858

NET ASSETS CONSIST OF:
Paid-in capital	$243,642,532	$1,754,557,033
Accumulated loss	(9,459,840)	(283,632,175)

NET ASSETS	$234,182,692	$1,470,924,858

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$234,182,692	$1,470,924,858

Shares of beneficial interest	24,012,971	170,942,707

Net asset value, offering and redemption price per share	$9.75	$8.60

See accompanying notes to financial statements.

37  |

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$6,980,109	$21,122,407
Dividends	70,362	—

Investment income	7,050,471	21,122,407

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	4,513,804	(6,551,978)
Futures contracts	—	888,018
Net change in unrealized appreciation (depreciation) on:
Investments	(25,141,387)	(95,402,228)
Futures contracts	—	(3,781,350)

Net realized and unrealized loss on investments and futures contracts	(20,627,583)	(104,847,538)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,577,112)	$(83,725,131)

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Investment income	$7,050,471	$14,795,072	$21,122,407	$41,133,133
Net realized gain (loss) on investments and futures contracts	4,513,804	12,862,055	(5,663,960)	14,060,389
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(25,141,387)	3,805,718	(99,183,578)	(23,016,062)

Net increase (decrease) in net assets resulting from operations	(13,577,112)	31,462,845	(83,725,131)	32,177,460

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(15,264,809)	(15,289,039)	(49,828,415)	(92,096,383)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(4,678,143)	(3,489,615)	39,600,987	124,115,977

Net increase (decrease) in net assets	(33,520,064)	12,684,191	(93,952,559)	64,197,054
NET ASSETS
Beginning of the period	267,702,756	255,018,565	1,564,877,417	1,500,680,363

End of the period	$234,182,692	$267,702,756	$1,470,924,858	$1,564,877,417

See accompanying notes to financial statements.

39  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$10.94		$10.29	$10.45		$10.69	$10.95	$10.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.29		0.59	0.58		0.60	0.58	0.62
Net realized and unrealized gain (loss)	(0.85)		0.67	(0.16	)(b)	(0.08)	(0.24)	0.30

Total from Investment Operations	(0.56)		1.26	0.42		0.52	0.34	0.92

LESS DISTRIBUTIONS FROM:
Investment income	(0.30)		(0.61)	(0.58)		(0.62)	(0.60)	(0.63)
Net realized capital gains	(0.33)		—	—		(0.14)	—	—

Total Distributions	(0.63)		(0.61)	(0.58)		(0.76)	(0.60)	(0.63)

Net asset value, end of the period	$9.75		$10.94	$10.29		$10.45	$10.69	$10.95

Total return	(5.36	)%(c)	12.55%	4.28%		5.14%	3.21%	8.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$234,183		$267,703	$255,019		$174,103	$139,420	$142,373
Net expenses(d)	—		—	—		—	—	—
Gross expenses(d)	—		—	—		—	—	—
Net investment income	5.62	%(e)	5.49%	5.76%		5.78%	5.45%	5.74%
Portfolio turnover rate	21%		62%	96	%(f)	48%	42%	37%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Periods less than one year are not annualized.
(d)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to significant shareholder flows and repositioning of the portfolio.

	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$9.39		$9.77		$9.94	$9.65		$10.16	$10.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.13		0.26		0.34	0.39		0.37	0.39
Net realized and unrealized gain (loss)	(0.62)		(0.06)		0.06	0.45		(0.33)	(0.25)

Total from Investment Operations	(0.49)		0.20		0.40	0.84		0.04	0.14

LESS DISTRIBUTIONS FROM:
Investment income	(0.30)		(0.58)		(0.57)	(0.55)		(0.55)	(0.55)

Net asset value, end of the period	$8.60		$9.39		$9.77	$9.94		$9.65	$10.16

Total return	(5.50	)%(b)	2.07%		4.13%	8.97%		0.39%	1.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,470,925		$1,564,877		$1,500,680	$1,239,135		$1,149,454	$1,133,638
Net expenses(c)	—		—		—	—		—	—
Gross expenses(c)	—		—		—	—		—	—
Net investment income	2.78	%(d)	2.68%		3.50%	3.98%		3.81%	3.78%
Portfolio turnover rate	91%		98	%(e)	283%	369	%(f)	259%	313%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in the volume of TBA transactions (see Note 2g of Notes to Financial Statements).
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of trades in TBA securities (see Note 2g of Notes to Financial Statements).

See accompanying notes to financial statements.

|  40

Notes to Financial Statements

March 31, 2022 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, LLC (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

41  |

Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

As of March 31, 2022, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Opportunities Fund	$2,430,722	1.0%	$120,353	0.1%
Securitized Asset Fund	—	—	31,605,128	2.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are

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recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Asset and Liabilities, as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

g.  When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and

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the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, corporate actions, deferred Trustees’ fees, defaulted and/or non-income producing securities, convertible bonds, swap adjustments and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, corporate actions, defaulted and/or non-income producing securities, convertible bonds and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

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The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$15,289,039	$—	$15,289,039
Securitized Asset Fund	92,096,383	—	92,096,383

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2021, capital loss carryforwards were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(18,768,770	)(a)
Long-term:
No expiration date	—	(100,642,344	)(a)

Total capital loss carryforward	$—	(119,411,114	)(a)

(a) Revised due to incorrect gain recognition for certain mortgaged-backed securities that have been restructured. Previously stated capital loss carryforward information is as follows: Short-Term $(18,421,522); Long-Term ($99,454,197); Total $(117,875,719).

As of March 31, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$245,122,999	$1,636,281,363

Gross tax appreciation	$4,873,870	$5,866,227
Gross tax depreciation	(19,146,062)	(142,687,296)

Net tax depreciation	$(14,272,192)	$(136,821,069)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

k.  Senior Loans. A Fund’s investment in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

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m.  Collateralized Loan Obligations. A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

n.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

o.  Due from Brokers. Transactions and positions in certain futures contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance for Securitized Asset Fund represents cash pledged as initial margin for futures contracts and closed centrally cleared swap agreements and as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

p.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2022, neither Fund had loaned securities under this agreement.

q.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

r.  New Accounting Pronouncement. In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

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3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$582,971	$—	(b)	$582,971
Non-Agency Commercial Mortgage-Backed Securities	—	5,439,035	119,873	(c)	5,558,908
All Other Non-Convertible Bonds(a)	—	195,238,025	—		195,238,025

Total Non-Convertible Bonds	—	201,260,031	119,873		201,379,904

Convertible Bonds(a)	—	13,214,487	—		13,214,487

Total Bonds and Notes	—	214,474,518	119,873		214,594,391

Senior Loans(a)	—	142,841	—		142,841
Collateralized Loan Obligations	—	4,457,075	—		4,457,075
Preferred Stocks
Technology	414,482	—	—		414,482
Wireless	—	867,470	—		867,470

Total Preferred Stocks	414,482	867,470	—		1,281,952

Common Stocks(a)	4,857,652	—	—		4,857,652
Warrants	—	—	480	(b)(c)	480
Short-Term Investments	—	5,516,416	—		5,516,416

Total Investments	$5,272,134	$225,458,320	$120,353		$230,850,807

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

(c) Fair valued by the Fund’s adviser.

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Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$102,394,962	$92,776	(b)	$102,487,738
ABS Other	—	106,841,273	221,353	(b)	107,062,626
Agency Commercial Mortgage-Backed Securities	—	117,111,878	9,059,842	(b)	126,171,720
Collateralized Mortgage Obligations	—	94,695,745	18,436,173	(c)	113,131,918
Mortgage Related	—	519,652,342	126,066	(b)	519,778,408
Non-Agency Commercial Mortgage-Backed Securities	—	193,612,039	4,078,242	(b)	197,690,281
All Other Bonds and Notes(a)	—	192,790,764	—		192,790,764

Total Bonds and Notes	—	1,327,099,003	32,014,452		1,359,113,455

Collateralized Loan Obligations	—	98,195,750	—		98,195,750
Loan Participations(a)	—	2,501,640	—		2,501,640
Short-Term Investments	—	41,903,926	—		41,903,926

Total Investments	$—	$1,469,700,319	$32,014,452		$1,501,714,771

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(2,254,477)	$—	$—	$(2,254,477)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Fair valued by the Fund’s adviser ($18,026,849) or valued using broker-dealer bid prices ($409,324).

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or March 31, 2022:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—
Non-Agency Commercial Mortgage-Backed Securities	112,388		—	—	7,485	—	—	—	—	119,873		7,485
Collateralized Loan Obligations	1,334,972		—	—	—	—	—	—	(1,334,972)	—		—
Warrants	2,347	(a)	—	—	(1,867)	—	—	—	—	480		(1,867)

Total	$1,449,707		$—	$—	$5,618	$—	$—	$—	$(1,334,972)	$120,353		$5,618

(a) Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

Debt securities valued at $1,334,972 were transferred from Level 3 to Level 2 during the period ended March 31, 2022. At September 30, 2021, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2022, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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March 31, 2022 (Unaudited)

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
ABS Home Equity	$145,087	$—	$(118,345)	$94,657	$—	$(28,623)	$—	$—	$92,776	$91,116
ABS Other	—	—	(35,575)	(264,293)	521,221	—	—	—	221,353	(264,293)
Agency Commercial Mortgage-Backed Securities	10,606,608	—	(4,799,212)	1,171,167	—	—	6,866,505	(4,785,226)	9,059,842	884,359
Collateralized Mortgage Obligations	19,938,586	—	(2,654,898)	(1,796,200)	443,381	(2,147,880)	4,846,167	(192,983)	18,436,173	(1,882,517)
Mortgage Related	134,462	—	—	(11,084)	2,688	—	—	—	126,066	(11,084)
Non-Agency Commercial Mortgage-Backed Securities	3,754,766	—	—	323,476	—	—	—	—	4,078,242	323,476

Total	$34,579,509	$—	$(7,608,030)	$(482,277)	$967,290	$(2,176,503)	$11,712,672	$(4,978,209)	$32,014,452	$(858,943)

Debt securities valued at $11,712,672 were transferred from Level 2 to Level 3 during the period ended March 31, 2022. At September 30, 2021, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2022, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $4,785,226 was transferred from Level 3 to Level 2 during the period ended March 31, 2022. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $192,983 was transferred from Level 3 to Level 2 during the period ended March 31, 2022. At September 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of March 31, 2022, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	2.00% 3.00%	$38,668 54,108
ABS Other[1]	Market Discount	Discount Rate	0.50%	221,353
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00% 2.00%	8,860,614 199,228
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	0.50% 1.00% 2.00%	2,985,373 14,139,348 902,128
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	126,066
Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate Loss Severity Lag Time Loss Adjusted Spread	100% 40% 24 months 13%	4,078,242

Total				$31,605,128

1 “Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A

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Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

2 Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Securitized Asset Fund used during the period include futures contracts.

Securitized Asset Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2022, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and manage duration.

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives Interest rate contracts	$(2,254,477)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2022, as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$888,018

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(3,781,350)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2022:

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	4.16%
Highest Notional Amount Outstanding	7.88%
Lowest Notional Amount Outstanding	1.50%
Notional Amount Outstanding as of March 31, 2022	7.88%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk

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Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss — Gross	Maximum Amount of Loss — Net
Securitized Asset Fund	$10,143,902	$10,143,902

5.  Purchases and Sales of Securities. For the six months ended March 31, 2022, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$2,197,883	$—	$49,411,367	$68,573,285
Securitized Asset Fund	1,352,234,386	1,262,521,465	44,340,411	91,436,690

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.

Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

b.  Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person

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Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.

Prior to January 1, 2022, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $199,000. All other Trustees fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds (applicable allocations to the Funds are paid by Loomis Sayles) based on their average daily unused portion of the line of credit. Loomis Sayles, on behalf of the Funds, paid certain legal fees in connection with the line of credit agreement.

For the six months ended March 31, 2022, neither Fund had borrowings under this agreement.

8.  Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
High Income Opportunities Fund	3	91.97%
Securitized Asset Fund	4	97.66%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

	Shares	Amount	Shares	Amount

Institutional Class
Issued from the sale of shares	1,442,121	$15,077,828	3,036,476	$32,797,517
Issued in connection with the reinvestment of distributions	567,399	5,868,154	559,254	6,019,729
Redeemed	(2,473,402)	(25,624,125)	(3,896,028)	(42,306,861)

Decrease from capital share transactions	(463,882)	$(4,678,143)	(300,298)	$(3,489,615)

	Securitized Asset Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

	Shares	Amount	Shares	Amount

Institutional Class
Issued from the sale of shares	21,153,672	$191,985,682	35,486,433	$340,179,154
Issued in connection with the reinvestment of distributions	1,418,163	12,964,864	2,625,942	25,148,724
Redeemed	(18,201,838)	(165,349,559)	(25,162,055)	(241,211,901)

Increase from capital share transactions	4,369,997	$39,600,987	12,950,320	$124,115,977

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Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2022

Portfolio Review	1

Portfolio of Investments	6

Financial Statements	13

Notes to Financial Statements	22

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols

Mark F. Burns, CFA®	Institutional Class	LSSIX

John J. Slavik, CFA®	Retail Class	LCGRX

	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20222

					Life of	Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Institutional Class	-8.66%	-7.24%	13.80%	12.53%	—%	0.92%	0.92%

Retail Class	-8.75	-7.45	13.53	12.25	—	1.17	1.17

Class N (Inception 2/1/13)	-8.58	-7.12	13.94	—	13.16	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	-12.62	-14.33	10.33	11.21	11.23

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols

Joseph R. Gatz, CFA®	Institutional Class	LSSCX

Jeffrey Schwartz, CFA®	Retail Class	LSCRX

	Admin Class	LSVAX

	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20223

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Institutional Class	-0.58%	3.25%	7.17%	9.91%	—%	0.94%	0.90%

Retail Class	-0.71	2.97	6.91	9.64	—	1.19	1.15

Admin Class	-0.87	2.69	6.63	9.36	—	1.43	1.40

Class N (Inception 2/1/13)	-0.56	3.27	7.23	—	9.74	0.85	0.85

Comparative Performance
Russell 2000® Value Index[1]	1.85	3.32	8.57	10.54	10.02
Russell 2000® Index[2]	-5.55	-5.79	9.74	11.04	10.80

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols

Mark F. Burns, CFA®	Institutional Class	LSMIX

John J. Slavik, CFA®	Class N	LSMNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20222

				Life of	Life of	Expense Ratios[3]
	6 Months	1 Year	5 Years	Class I	Class N	Gross	Net

Institutional Class (Inception 6/30/15)	-8.05%	-1.18%	14.93%	12.08%	—%	0.99%	0.85%

Class N (Inception 10/1/19)	-8.05	-1.18	—	—	16.36	1.00	0.83

Comparative Performance
Russell 2500TM Growth Index[1]	-12.13	-10.12	13.22	10.79	16.11

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	The Russell 2500™ Growth Index measures the performance of the small-to-mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500TM Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500TM Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2021 through March 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$913.40	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.68

Retail Class
Actual	$1,000.00	$912.50	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94

Class N
Actual	$1,000.00	$914.20	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13

* Expenses are equal to the Fund’s annualized expense ratio: 0.93%, 1.18% and 0.82% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$994.20	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$992.90	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$991.30	$6.95
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$994.40	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period* 10/1/2021 – 3/31/2022
Actual	$1,000.00	$ 919.50	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

Class N
Actual	$1,000.00	$ 919.50	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) 0.84% and 0.83% for Institutional Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 98.0% of Net Assets

	Air Freight & Logistics – 1.4%
441,702	HUB Group, Inc., Class A(a)	$34,103,811

	Auto Components – 3.7%
279,978	Dorman Products, Inc.(a)	26,606,309
186,360	Fox Factory Holding Corp.(a)	18,253,962
337,135	Gentherm, Inc.(a)	24,624,341
355,968	Patrick Industries, Inc.	21,464,870

		90,949,482

	Banks – 2.8%
438,417	Ameris Bancorp	19,237,738
902,785	Bancorp, Inc. (The)(a)	25,575,899
323,995	Lakeland Financial Corp.	23,651,635

		68,465,272

	Beverages – 0.7%
1,291,601	Primo Water Corp.	18,405,314

	Biotechnology – 7.6%
368,341	Bicycle Therapeutics PLC, ADR(a)	16,162,803
1,348,429	BioCryst Pharmaceuticals, Inc.(a)	21,925,456
250,634	Blueprint Medicines Corp.(a)	16,010,500
825,153	Halozyme Therapeutics, Inc.(a)	32,907,102
596,418	Inhibrx, Inc.(a)	13,288,193
731,316	Insmed, Inc.(a)	17,185,926
552,073	PTC Therapeutics, Inc.(a)	20,597,844
304,505	SpringWorks Therapeutics, Inc.(a)	17,186,262
373,925	Vericel Corp.(a)	14,291,413
627,077	Xencor, Inc.(a)	16,730,414

		186,285,913

	Building Products – 3.5%
352,245	Advanced Drainage Systems, Inc.	41,850,229
203,660	Simpson Manufacturing Co., Inc.	22,207,086
271,657	UFP Industries, Inc.	20,961,054

		85,018,369

	Capital Markets – 3.1%
504,552	Focus Financial Partners, Inc., Class A(a)	23,078,209
370,530	Hamilton Lane, Inc., Class A	28,638,264
386,736	PJT Partners, Inc., Class A	24,410,776

		76,127,249

	Commercial Services & Supplies – 2.5%
544,846	Casella Waste Systems, Inc., Class A(a)	47,755,752
520,976	Driven Brands Holdings, Inc.(a)	13,691,249

		61,447,001

	Communications Equipment – 1.8%
485,938	Calix, Inc.(a)	20,851,600
712,921	Radware Ltd.(a)	22,792,084

		43,643,684

	Construction & Engineering – 1.6%
977,132	WillScot Mobile Mini Holdings Corp.(a)	38,235,175

	Containers & Packaging – 0.7%
793,857	Ranpak Holdings Corp.(a)	16,218,499

	Diversified Consumer Services – 0.5%
457,798	Frontdoor, Inc.(a)	13,665,270

Shares	Description	Value (†)

	Electronic Equipment, Instruments & Components – 3.2%
233,881	Advanced Energy Industries, Inc.	$20,132,476
330,127	Itron, Inc.(a)	17,391,090
702,628	nLight, Inc.(a)	12,183,570
207,602	Novanta, Inc.(a)	29,539,689

		79,246,825

	Energy Equipment & Services – 1.6%
677,335	Cactus, Inc., Class A	38,431,988

	Food Products – 1.3%
819,459	Simply Good Foods Co. (The)(a)	31,098,469

	Health Care Equipment & Supplies – 7.4%
529,298	AtriCure, Inc.(a)	34,759,000
587,002	Axonics, Inc.(a)	36,746,325
236,509	CONMED Corp.	35,133,412
26,154	LivaNova PLC(a)	2,140,182
488,456	Merit Medical Systems, Inc.(a)	32,492,093
434,475	NuVasive, Inc.(a)	24,634,732
198,405	STAAR Surgical Co.(a)	15,854,544

		181,760,288

	Health Care Providers & Services – 3.6%
179,618	Acadia Healthcare Co., Inc.(a)	11,770,367
282,497	Ensign Group, Inc. (The)	25,427,555
113,984	ModivCare, Inc.(a)	13,152,614
1,287,659	Option Care Health, Inc.(a)	36,775,541

		87,126,077

	Health Care Technology – 3.7%
1,445,770	Evolent Health, Inc., Class A(a)	46,698,371
169,498	Inspire Medical Systems, Inc.(a)	43,508,442

		90,206,813

	Hotels, Restaurants & Leisure – 3.3%
921,399	Life Time Group Holdings, Inc.(a)	13,397,141
212,201	Papa John’s International, Inc.	22,340,521
230,487	Texas Roadhouse, Inc.	19,298,677
211,216	Wingstop, Inc.	24,786,198

		79,822,537

	Household Durables – 0.8%
224,245	Installed Building Products, Inc.	18,946,460

	Insurance – 1.3%
627,843	BRP Group, Inc., Class A(a)	16,845,028
63,507	Kinsale Capital Group, Inc.	14,480,866

		31,325,894

	Interactive Media & Services – 1.1%
626,748	CarGurus, Inc.(a)	26,611,720

	Internet & Direct Marketing Retail – 1.5%
400,970	Shutterstock, Inc.	37,322,288

	IT Services – 3.6%
697,044	EVERTEC, Inc.	28,530,011
178,258	Perficient, Inc.(a)	19,624,423
472,470	WNS Holdings Ltd., ADR(a)	40,391,460

		88,545,894

	Leisure Products – 0.8%
339,762	Malibu Boats, Inc., Class A(a)	19,709,594

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Life Sciences Tools & Services – 1.0%
148,256	Medpace Holdings, Inc.(a)	$24,253,199

	Machinery – 5.1%
322,462	Albany International Corp., Class A	27,189,996
346,004	Helios Technologies, Inc.	27,766,821
267,496	Kornit Digital Ltd.(a)	22,119,244
139,277	RBC Bearings, Inc.(a)	27,003,025
584,264	Shyft Group, Inc. (The)	21,097,773

		125,176,859

	Media – 1.3%
403,269	TechTarget, Inc.(a)	32,777,704

	Personal Products – 1.2%
729,564	elf Beauty, Inc.(a)	18,844,638
129,577	Inter Parfums, Inc.	11,409,255

		30,253,893

	Pharmaceuticals – 2.3%
458,893	Pacira BioSciences, Inc.(a)	35,022,714
698,577	Supernus Pharmaceuticals, Inc.(a)	22,578,008

		57,600,722

	Professional Services – 2.7%
121,101	FTI Consulting, Inc.(a)	19,039,499
878,805	KBR, Inc.	48,096,998

		67,136,497

	Semiconductors & Semiconductor Equipment – 7.4%
633,428	MACOM Technology Solutions Holdings, Inc.(a)	37,923,334
705,256	MaxLinear, Inc.(a)	41,151,687
1,360,692	Rambus, Inc.(a)	43,392,468
219,318	Silicon Laboratories, Inc.(a)	32,941,564
390,130	Silicon Motion Technology Corp., ADR	26,068,487

		181,477,540

	Software – 7.4%
224,136	Blackline, Inc.(a)	16,411,238
376,005	Envestnet, Inc.(a)	27,989,812
340,091	Q2 Holdings, Inc.(a)	20,966,610
446,629	Rapid7, Inc.(a)	49,683,010
520,976	Tenable Holdings, Inc.(a)	30,107,203
746,317	Varonis Systems, Inc.(a)	35,479,910

		180,637,783

	Specialty Retail – 1.0%
253,365	Boot Barn Holdings, Inc.(a)	24,016,468

	Technology Hardware, Storage & Peripherals – 1.7%
1,181,559	Pure Storage, Inc., Class A(a)	41,720,848

	Textiles, Apparel & Luxury Goods – 1.6%
226,435	Columbia Sportswear Co.	20,499,161
217,128	Oxford Industries, Inc.	19,650,084

		40,149,245

	Trading Companies & Distributors – 2.2%
47,490	Applied Industrial Technologies, Inc.	4,875,323
249,977	McGrath RentCorp	21,243,046
165,556	SiteOne Landscape Supply, Inc.(a)	26,768,750

		52,887,119

	Total Common Stocks

	(Identified Cost $1,942,212,897)	2,400,807,763

Principal Amount	Description	Value (†)

Short-Term Investments – 2.8%

$67,481,010	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $67,481,010 on 4/01/2022 collateralized by $69,078,900 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $68,830,631 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $67,481,010)	$67,481,010

	Total Investments – 100.8%

	(Identified Cost $2,009,693,907)	2,468,288,773

	Other assets less liabilities—(0.8)%	(19,768,159)

	Net Assets – 100.0%	$2,448,520,614

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2022 (Unaudited)

Biotechnology	7.6%
Health Care Equipment & Supplies	7.4
Semiconductors & Semiconductor Equipment	7.4
Software	7.4
Machinery	5.1
Auto Components	3.7
Health Care Technology	3.7
IT Services	3.6
Health Care Providers & Services	3.6
Building Products	3.5
Hotels, Restaurants & Leisure	3.3
Electronic Equipment, Instruments & Components	3.2
Capital Markets	3.1
Banks	2.8
Professional Services	2.7
Commercial Services & Supplies	2.5
Pharmaceuticals	2.3
Trading Companies & Distributors	2.2
Other Investments, less than 2% each	22.9
Short-Term Investments	2.8

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 97.2% of Net Assets

	Auto Components – 1.6%
300,465	Dana, Inc.	$5,279,170
30,447	LCI Industries	3,160,703

		8,439,873

	Banks – 14.8%
129,878	Ameris Bancorp	5,699,047
142,035	Atlantic Union Bankshares Corp.	5,211,264
188,888	Cadence Bank	5,526,863
196,703	CVB Financial Corp.	4,565,477
236,839	Home BancShares, Inc.	5,352,561
138,197	Meta Financial Group, Inc.	7,589,779
285,195	OceanFirst Financial Corp.	5,732,420
68,791	Pinnacle Financial Partners, Inc.	6,334,275
97,262	Popular, Inc.	7,950,196
56,181	Prosperity Bancshares, Inc.	3,897,838
54,058	SouthState Corp.	4,410,592
93,973	Triumph Bancorp, Inc.(a)	8,835,341
84,602	Wintrust Financial Corp.	7,862,064

		78,967,717

	Biotechnology – 0.8%
25,177	United Therapeutics Corp.(a)	4,517,006

	Building Products – 2.0%
272,349	Janus International Group, Inc.(a)	2,451,141
166,607	Quanex Building Products Corp.	3,497,081
64,100	UFP Industries, Inc.	4,945,956

		10,894,178

	Capital Markets – 1.2%
97,363	Stifel Financial Corp.	6,610,948

	Chemicals – 3.3%
30,307	Ashland Global Holdings, Inc.	2,982,512
63,881	Cabot Corp.	4,370,099
45,755	Ingevity Corp.(a)	2,931,523
20,747	Scotts Miracle-Gro Co. (The)	2,551,051
159,299	Valvoline, Inc.	5,027,477

		17,862,662

	Commercial Services & Supplies – 2.5%
55,775	Clean Harbors, Inc.(a)	6,226,721
83,923	IAA, Inc.(a)	3,210,055
105,569	KAR Auction Services, Inc.(a)	1,905,521
41,538	VSE Corp.	1,914,486

		13,256,783

	Communications Equipment – 1.1%
353,290	Viavi Solutions, Inc.(a)	5,680,903

	Construction & Engineering – 3.5%
87,925	AECOM	6,753,519
113,135	Arcosa, Inc.	6,476,979
198,567	MDU Resources Group, Inc.	5,291,811

		18,522,309

	Containers & Packaging – 0.5%
83,453	TriMas Corp.	2,678,007

	Diversified Consumer Services – 0.7%
168,755	Houghton Mifflin Harcourt Co.(a)	3,545,543

Shares	Description	Value (†)

	Diversified Financial Services – 0.6%
140,900	Cannae Holdings, Inc.(a)	$3,370,328

	Electric Utilities – 0.9%
68,116	ALLETE, Inc.	4,562,410

	Electrical Equipment – 1.0%
41,946	Atkore, Inc.(a)	4,129,164
27,944	AZZ, Inc.	1,348,019

		5,477,183

	Electronic Equipment, Instruments & Components – 5.5%
36,066	Advanced Energy Industries, Inc.	3,104,561
134,809	Kimball Electronics, Inc.(a)	2,694,832
11,989	Littelfuse, Inc.	2,990,177
142,904	Methode Electronics, Inc.	6,180,598
38,911	TD SYNNEX Corp.	4,016,004
299,157	TTM Technologies, Inc.(a)	4,433,507
237,629	Vontier Corp.	6,033,400

		29,453,079

	Energy Equipment & Services – 1.5%
328,115	ChampionX Corp.(a)	8,032,255

	Entertainment – 0.5%
100,530	Liberty Media Corp.-Liberty Braves, Class C(a)	2,805,792

	Food & Staples Retailing – 0.4%
47,517	Andersons, Inc. (The)	2,388,204

	Food Products – 2.2%
261,479	Dole PLC	3,242,340
17,154	J&J Snack Foods Corp.	2,660,585
127,617	Nomad Foods Ltd.(a)	2,881,592
399,751	Whole Earth Brands, Inc.(a)	2,862,217

		11,646,734

	Health Care Equipment & Supplies – 3.2%
29,129	CONMED Corp.	4,327,113
117,572	Inmode Ltd.(a)	4,339,582
110,125	Lantheus Holdings, Inc.(a)	6,091,014
39,148	UFP Technologies, Inc.(a)	2,590,423

		17,348,132

	Health Care Providers & Services – 1.3%
25,430	AMN Healthcare Services, Inc.(a)	2,653,112
146,724	Option Care Health, Inc.(a)	4,190,437

		6,843,549

	Health Care Technology – 1.4%
324,254	Allscripts Healthcare Solutions, Inc.(a)	7,302,200

	Hotels, Restaurants & Leisure – 2.2%
20,127	Churchill Downs, Inc.	4,463,766
13,929	Cracker Barrel Old Country Store, Inc.	1,653,790
36,586	Marriott Vacations Worldwide Corp.	5,769,612

		11,887,168

	Household Durables – 1.1%
114,582	KB Home	3,710,165
41,213	Skyline Champion Corp.(a)	2,261,770

		5,971,935

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Household Products – 0.9%
56,934	Spectrum Brands Holdings, Inc.	$5,051,184

	Independent Power & Renewable Electricity Producers – 0.9%
59,904	NextEra Energy Partners LP	4,993,597

	Insurance – 1.7%
111,891	Employers Holdings, Inc.	4,589,769
70,215	First American Financial Corp.	4,551,336

		9,141,105

	IT Services – 4.5%
35,131	Concentrix Corp.	5,851,419
74,230	CSG Systems International, Inc.	4,718,801
30,462	Euronet Worldwide, Inc.(a)	3,964,629
170,242	International Money Express, Inc.(a)	3,508,688
196,076	Unisys Corp.(a)	4,237,202
8,986	WEX, Inc.(a)	1,603,552

		23,884,291

	Leisure Products – 0.9%
59,611	Brunswick Corp.	4,821,934

	Life Sciences Tools & Services – 0.8%
10,513	Charles River Laboratories International, Inc.(a)	2,985,377
55,785	Inotiv, Inc.(a)	1,460,451

		4,445,828

	Machinery – 4.9%
54,946	Albany International Corp., Class A	4,633,046
104,615	Altra Industrial Motion Corp.	4,072,662
127,292	Columbus McKinnon Corp.	5,397,181
35,447	Kadant, Inc.	6,883,453
98,851	Miller Industries, Inc.	2,783,644
145,733	Wabash National Corp.	2,162,678

		25,932,664

	Marine – 1.6%
358,224	Genco Shipping & Trading Ltd.	8,461,251

	Media – 2.1%
195,377	Gray Television, Inc.	4,311,970
54,939	John Wiley & Sons, Inc., Class A	2,913,415
58,583	Scholastic Corp.	2,359,723
64,472	Thryv Holdings, Inc.(a)	1,812,953

		11,398,061

	Metals & Mining – 0.9%
182,272	Arconic Corp.(a)	4,669,809

	Multi-Utilities – 0.6%
56,724	NorthWestern Corp.	3,431,235

	Oil, Gas & Consumable Fuels – 3.5%
200,840	Antero Resources Corp.(a)	6,131,645
70,380	California Resources Corp.	3,148,098
110,430	EQT Corp.	3,799,896
198,981	Northern Oil & Gas, Inc.	5,609,274

		18,688,913

Shares	Description	Value (†)

	Pharmaceuticals – 1.7%
28,017	Jazz Pharmaceuticals PLC(a)	$4,361,407
143,616	Supernus Pharmaceuticals, Inc.(a)	4,641,669

		9,003,076

	Professional Services – 3.1%
46,263	Insperity, Inc.	4,645,730
97,156	Korn Ferry	6,309,311
59,404	Science Applications International Corp.	5,475,267

		16,430,308

	REITs – Diversified – 0.6%
61,471	PotlatchDeltic Corp.	3,241,366

	REITs – Office Property – 0.3%
127,055	Orion Office REIT, Inc.	1,778,770

	REITs – Single Tenant – 0.8%
63,454	Agree Realty Corp.	4,210,807

	REITs – Storage – 0.9%
87,263	CubeSmart	4,540,294

	REITs – Warehouse/Industrials – 1.8%
53,339	Rexford Industrial Realty, Inc.	3,978,556
132,567	STAG Industrial, Inc.	5,481,645

		9,460,201

	Semiconductors & Semiconductor Equipment – 2.7%
248,220	Rambus, Inc.(a)	7,915,736
136,956	Tower Semiconductor Ltd.(a)	6,628,670

		14,544,406

	Specialty Retail – 1.3%
161,926	Aaron’s Co., Inc. (The)	3,251,474
142,153	Urban Outfitters, Inc.(a)	3,569,462

		6,820,936

	Technology Hardware, Storage & Peripherals – 0.6%
85,352	Super Micro Computer, Inc.(a)	3,249,351

	Thrifts & Mortgage Finance – 1.6%
37,297	Federal Agricultural Mortgage Corp., Class C	4,045,979
100,907	WSFS Financial Corp.	4,704,284

		8,750,263

	Trading Companies & Distributors – 3.5%
192,103	Alta Equipment Group, Inc.(a)	2,374,393
71,004	Herc Holdings, Inc.	11,864,058
51,617	McGrath RentCorp	4,386,413

		18,624,864

	Water Utilities – 0.4%
187,333	Pure Cycle Corp.(a)	2,251,743

	Wireless Telecommunication Services – 0.8%
133,254	United States Cellular Corp.(a)	4,028,268

	Total Common Stocks
	(Identified Cost $358,692,315)	519,919,423

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 3.0%

$16,026,667	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $16,026,667 on 4/01/2022 collateralized by $16,406,200 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $16,347,236 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $16,026,667)	$16,026,667

	Total Investments – 100.2%

	(Identified Cost $374,718,982)	535,946,090

	Other assets less liabilities—(0.2)%	(1,097,947)

	Net Assets – 100.0%	$534,848,143

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2022 (Unaudited)

Banks	14.8%
Electronic Equipment, Instruments & Components	5.5
Machinery	4.9
IT Services	4.5
Oil, Gas & Consumable Fuels	3.5
Trading Companies & Distributors	3.5
Construction & Engineering	3.5
Chemicals	3.3
Health Care Equipment & Supplies	3.2
Professional Services	3.1
Semiconductors & Semiconductor Equipment	2.7
Commercial Services & Supplies	2.5
Hotels, Restaurants & Leisure	2.2
Food Products	2.2
Media	2.1
Building Products	2.0
Other Investments, less than 2% each	33.7
Short-Term Investments	3.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.6% of Net Assets

	Aerospace & Defense – 5.4%
17,435	Axon Enterprise, Inc.(a)	$2,401,322
20,189	HEICO Corp.	3,099,819
34,381	Hexcel Corp.	2,044,638
10,526	Woodward, Inc.	1,314,803

		8,860,582

	Auto Components – 1.7%
14,095	Fox Factory Holding Corp.(a)	1,380,605
14,469	LCI Industries	1,502,027

		2,882,632

	Banks – 1.9%
32,377	Glacier Bancorp, Inc.	1,627,916
41,583	Pacific Premier Bancorp, Inc.	1,469,959

		3,097,875

	Biotechnology – 5.6%
5,866	Argenx SE, ADR(a)	1,849,608
49,029	Halozyme Therapeutics, Inc.(a)	1,955,277
22,975	Horizon Therapeutics PLC(a)	2,417,200
44,988	PTC Therapeutics, Inc.(a)	1,678,502
47,644	Xencor, Inc.(a)	1,271,142

		9,171,729

	Building Products – 2.5%
22,698	Advanced Drainage Systems, Inc.	2,696,749
21,769	Trex Co., Inc.(a)	1,422,169

		4,118,918

	Capital Markets – 5.2%
35,603	Ares Management Corp., Class A	2,892,032
22,258	Hamilton Lane, Inc., Class A	1,720,321
9,777	Morningstar, Inc.	2,670,783
36,890	StepStone Group, Inc., Class A	1,219,583

		8,502,719

	Commercial Services & Supplies – 1.5%
14,616	Tetra Tech, Inc.	2,410,763

	Communications Equipment – 1.6%
44,891	Ciena Corp.(a)	2,721,741

	Construction & Engineering – 0.8%
33,061	WillScot Mobile Mini Holdings Corp.(a)	1,293,677

	Distributors – 1.3%
5,214	Pool Corp.	2,204,740

	Electronic Equipment, Instruments & Components – 2.3%
19,716	Advanced Energy Industries, Inc.	1,697,153
28,580	Trimble, Inc.(a)	2,061,761

		3,758,914

	Energy Equipment & Services – 1.2%
82,530	ChampionX Corp.(a)	2,020,334

	Food & Staples Retailing – 2.8%
44,728	BJ’s Wholesale Club Holdings, Inc.(a)	3,024,060
7,886	Casey’s General Stores, Inc.	1,562,769

		4,586,829

Shares	Description	Value (†)

	Food Products – 1.5%
64,525	Simply Good Foods Co. (The)(a)	$2,448,724

	Health Care Equipment & Supplies – 8.3%
83,573	AngioDynamics, Inc.(a)	1,800,162
33,811	Axonics, Inc.(a)	2,116,569
18,771	CONMED Corp.	2,788,432
40,817	Envista Holdings Corp.(a)	1,988,196
34,006	Globus Medical, Inc., Class A(a)	2,508,963
8,783	Insulet Corp.(a)	2,339,703
2,630	LivaNova PLC(a)	215,213

		13,757,238

	Health Care Providers & Services – 3.4%
42,968	Acadia Healthcare Co., Inc.(a)	2,815,693
102,849	R1 RCM, Inc.(a)	2,752,239

		5,567,932

	Hotels, Restaurants & Leisure – 3.8%
8,701	Churchill Downs, Inc.	1,929,708
25,175	Planet Fitness, Inc., Class A(a)	2,126,784
25,973	Texas Roadhouse, Inc.	2,174,719

		6,231,211

	Household Durables – 1.6%
11,113	Helen of Troy Ltd.(a)	2,176,370
2,217	TopBuild Corp.(a)	402,142

		2,578,512

	IT Services – 3.6%
13,752	Broadridge Financial Solutions, Inc.	2,141,324
10,445	Concentrix Corp.	1,739,719
15,186	Endava PLC, Sponsored ADR(a)	2,020,194

		5,901,237

	Leisure Products – 1.2%
24,441	Brunswick Corp.	1,977,033

	Life Sciences Tools & Services – 3.9%
4,872	Bio-Techne Corp.	2,109,771
8,620	ICON PLC(a)	2,096,556
26,576	Syneos Health, Inc.(a)	2,151,327

		6,357,654

	Machinery – 6.6%
18,248	ESCO Technologies, Inc.	1,275,900
23,236	Graco, Inc.	1,620,014
45,200	Ingersoll Rand, Inc.	2,275,820
14,551	John Bean Technologies Corp.	1,723,857
13,769	Kornit Digital Ltd.(a)	1,138,559
8,636	Middleby Corp. (The)(a)	1,415,786
7,675	RBC Bearings, Inc.(a)	1,488,029

		10,937,965

	Pharmaceuticals – 1.5%
32,425	Pacira BioSciences, Inc.(a)	2,474,676

	Professional Services – 2.4%
7,838	FTI Consulting, Inc.(a)	1,232,290
50,985	KBR, Inc.	2,790,409

		4,022,699

	Semiconductors & Semiconductor Equipment – 7.9%
15,740	MKS Instruments, Inc.	2,361,000
3,601	Monolithic Power Systems, Inc.	1,748,934

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
21,117	Nova Ltd.(a)	$2,299,219
33,517	Semtech Corp.(a)	2,324,069
13,964	Silicon Laboratories, Inc.(a)	2,097,393
11,031	Synaptics, Inc.(a)	2,200,684

		13,031,299

	Software – 7.3%
17,304	Blackline, Inc.(a)	1,266,999
11,471	Paylocity Holding Corp.(a)	2,360,388
26,674	Q2 Holdings, Inc.(a)	1,644,452
23,415	Rapid7, Inc.(a)	2,604,685
29,655	Smartsheet, Inc., Class A(a)	1,624,501
4,628	Tyler Technologies, Inc.(a)	2,058,951
40,326	Zeta Global Holdings Corp., Class A(a)	514,156

		12,074,132

	Specialty Retail – 2.1%
9,076	Five Below, Inc.(a)	1,437,366
24,751	Floor & Decor Holdings, Inc., Class A(a)	2,004,831

		3,442,197

	Technology Hardware, Storage & Peripherals – 3.1%
39,465	Avid Technology, Inc.(a)	1,376,145
104,055	Pure Storage, Inc., Class A(a)	3,674,182

		5,050,327

	Textiles, Apparel & Luxury Goods – 2.0%
17,484	Columbia Sportswear Co.	1,582,826
43,913	Skechers U.S.A., Inc., Class A(a)	1,789,894

		3,372,720

	Thrifts & Mortgage Finance – 1.3%
45,689	Axos Financial, Inc.(a)	2,119,513

	Trading Companies & Distributors – 1.3%
13,035	SiteOne Landscape Supply, Inc.(a)	2,107,629

	Total Common Stocks

	(Identified Cost $156,895,742)	159,084,151

Principal Amount	Description	Value (†)

Short-Term Investments – 3.2%

$5,340,759	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $5,340,759 on 4/01/2022 collateralized by $258,900 U.S. Treasury Bond, 2.500% due 2/15/2045 valued at $252,709; $4,402,200 U.S. Treasury Bond, 3.375% due 11/15/2048 valued at $5,194,871 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,340,759)	$5,340,759

	Total Investments – 99.8%

	(Identified Cost $162,236,501)	164,424,910

	Other assets less liabilities—0.2%	324,766

	Net Assets – 100.0%	$164,749,676

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2022 (Unaudited)

Health Care Equipment & Supplies	8.3%
Semiconductors & Semiconductor Equipment	7.9
Software	7.3
Machinery	6.6
Biotechnology	5.6
Aerospace & Defense	5.4
Capital Markets	5.2
Life Sciences Tools & Services	3.9
Hotels, Restaurants & Leisure	3.8
IT Services	3.6
Health Care Providers & Services	3.4
Technology Hardware, Storage & Peripherals	3.1
Food & Staples Retailing	2.8
Building Products	2.5
Professional Services	2.4
Electronic Equipment, Instruments & Components	2.3
Specialty Retail	2.1
Textiles, Apparel & Luxury Goods	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	3.2

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$2,009,693,907	$374,718,982	$162,236,501
Net unrealized appreciation	458,594,866	161,227,108	2,188,409

Investments at value	2,468,288,773	535,946,090	164,424,910
Cash	254,711	—	—
Receivable for Fund shares sold	2,740,954	219,446	359,313
Receivable for securities sold	8,055,298	2,426,111	1,084,577
Dividends receivable	1,276,325	416,184	32,128
Prepaid expenses (Note 7)	19	5	1

TOTAL ASSETS	2,480,616,080	539,007,836	165,900,929

LIABILITIES
Payable for securities purchased	8,465,122	3,167,242	976,075
Payable for Fund shares redeemed	21,515,225	214,827	—
Management fees payable (Note 5)	1,557,130	351,913	91,604
Deferred Trustees’ fees (Note 5)	302,132	316,462	39,347
Administrative fees payable (Note 5)	91,085	20,011	5,759
Payable to distributor (Note 5d)	19,585	5,194	26
Audit and tax services fees payable	23,995	24,396	23,773
Other accounts payable and accrued expenses	121,192	59,648	14,669

TOTAL LIABILITIES	32,095,466	4,159,693	1,151,253

NET ASSETS	$2,448,520,614	$534,848,143	$164,749,676

NET ASSETS CONSIST OF:
Paid-in capital	$1,928,106,848	$338,373,929	$160,911,730
Accumulated earnings	520,413,766	196,474,214	3,837,946

NET ASSETS	$2,448,520,614	$534,848,143	$164,749,676

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$1,102,254,707	$342,638,197	$110,503,145

Shares of beneficial interest	39,673,658	12,800,380	8,665,685

Net asset value, offering and redemption price per share	$27.78	$26.77	$12.75

Retail Class:
Net assets	$85,980,412	$80,604,047	$—

Shares of beneficial interest	3,539,819	3,091,712	—

Net asset value, offering and redemption price per share	$24.29	$26.07	$—

Admin Class shares:
Net assets	$—	$8,992,973	$—

Shares of beneficial interest	—	372,296	—

Net asset value, offering and redemption price per share	$—	$24.16	$—

Class N shares:
Net assets	$1,260,285,495	$102,612,926	$54,246,531

Shares of beneficial interest	44,692,630	3,831,668	4,250,083

Net asset value, offering and redemption price per share	$28.20	$26.78	$12.76

See accompanying notes to financial statements.

13  |

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$6,390,976 (a)	$4,214,094	$226,804
Less net foreign taxes withheld	(25,937)	(11,464)	—

	6,365,039	4,202,630	226,804

Expenses
Management fees (Note 5)	10,361,525	2,216,869	421,450
Service and distribution fees (Note 5)	122,590	134,204	—
Administrative fees (Note 5)	592,897	126,913	24,219
Trustees’ fees and expenses (Note 5)	40,253	12,558	6,433
Trustees’ fees deferred compensation (Note 5)	(13,901)	(21,906)	(1,330)
Transfer agent fees and expenses (Notes 5 and 6)	795,782	200,165	3,333
Audit and tax services fees	20,462	20,717	20,408
Custodian fees and expenses	48,768	9,256	3,626
Legal fees (Note 7)	29,370	5,904	826
Registration fees	56,870	55,100	20,746
Shareholder reporting expenses	78,642	55,587	469
Miscellaneous expenses	54,168	24,127	15,204

Total expenses	12,187,426	2,839,494	515,384
Less waiver and/or expense reimbursement (Note 5)	—	(73,444)	(45,323)

Net expenses	12,187,426	2,766,050	470,061

Net investment income (loss)	(5,822,387)	1,436,580	(243,257)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	71,108,745	40,241,957	2,056,024
Net change in unrealized appreciation (depreciation) on:
Investments	(303,101,362)	(45,125,328)	(16,479,475)

Net realized and unrealized loss on investments	(231,992,617)	(4,883,371)	(14,423,451)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(237,815,004)	$(3,446,791)	$(14,666,708)

(a)	Includes a non-recurring dividend of $1,235,166.

See accompanying notes to financial statements.

|  14

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income (loss)	$(5,822,387)	$(19,450,861)	$1,436,580	$507,378
Net realized gain on investments	71,108,745	533,253,178	40,241,957	100,227,931
Net change in unrealized appreciation (depreciation) on investments	(303,101,362)	177,322,872	(45,125,328)	147,963,359

Net increase (decrease) in net assets resulting from operations	(237,815,004)	691,125,189	(3,446,791)	248,698,668

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(225,523,167)	(22,559,287)	(63,922,055)	(26,695,330)
Retail Class	(19,793,925)	(2,296,488)	(14,932,854)	(7,238,030)
Admin Class	—	—	(1,673,437)	(668,585)
Class N	(252,701,386)	(24,308,305)	(19,629,374)	(8,552,785)

Total distributions	(498,018,478)	(49,164,080)	(100,157,720)	(43,154,730)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	304,411,029	36,085,434	45,809,793	(91,550,412)

Net increase (decrease) in net assets	(431,422,453)	678,046,543	(57,794,718)	113,993,526
NET ASSETS
Beginning of the period	2,879,943,067	2,201,896,524	592,642,861	478,649,335

End of the period	$2,448,520,614	$2,879,943,067	$534,848,143	$592,642,861

See accompanying notes to financial statements.

15  |

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment loss	$(243,257)	$(105,005)
Net realized gain on investments	2,056,024	9,142,738
Net change in unrealized appreciation (depreciation) on investments	(16,479,475)	8,684,917

Net increase (decrease) in net assets resulting from operations	(14,666,708)	17,722,650

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(7,348,311)	(450,185)
Class N	(901,138)	(58,589)

Total distributions	(8,249,449)	(508,774)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	107,880,428	10,400,054

Net increase in net assets	84,964,271	27,613,930
NET ASSETS
Beginning of the period	79,785,405	52,171,475

End of the period	$164,749,676	$79,785,405

See accompanying notes to financial statements.

|  16

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$36.57		$28.51	$26.30	$31.55	$27.37	$22.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08	)(b)	(0.26)	(0.17)	(0.16)	(0.16)	(0.12)
Net realized and unrealized gain (loss)	(2.23)		8.94	4.73	(2.51)	7.54	5.46

Total from Investment Operations	(2.31)		8.68	4.56	(2.67)	7.38	5.34

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(6.48)		(0.62)	(2.35)	(2.58)	(3.20)	—

Net asset value, end of the period	$27.78		$36.57	$28.51	$26.30	$31.55	$27.37

Total return	(8.66	)%(b)(c)	30.53%	17.98%	(6.88)%	29.77%	24.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,102,255		$1,299,777	$1,037,625	$908,616	$926,914	$824,103
Net expenses	0.93	%(d)	0.92%	0.94%	0.95%	0.94%	0.95%
Gross expenses	0.93	%(d)	0.92%	0.94%	0.95%	0.94%	0.95%
Net investment loss	(0.47	)%(b)(d)	(0.72)%	(0.66)%	(0.62)%	(0.58)%	(0.49)%
Portfolio turnover rate	17%		52%	52%	67%	41%	45%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.09), total return would have been (7.27%) and the ratio of net investment loss to average net assets would have been (0.56%).
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

	Small Cap Growth Fund – Retail Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$32.79		$25.67	$23.95	$29.09		$25.53	$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10	)(b)	(0.30)	(0.21)	(0.21)		(0.22)	(0.16)
Net realized and unrealized gain (loss)	(1.92)		8.04	4.28	(2.35)		6.98	5.08

Total from Investment Operations	(2.02)		7.74	4.07	(2.56)		6.76	4.92

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(6.48)		(0.62)	(2.35)	(2.58)		(3.20)	—

Net asset value, end of the period	$24.29		$32.79	$25.67	$23.95		$29.09	$25.53

Total return	(8.75	)%(b)(c)	30.20%	17.67%	(7.11	)%(d)	29.45%	23.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$85,980		$105,027	$98,205	$95,635		$136,415	$107,387
Net expenses	1.18	%(e)	1.17%	1.19%	1.19	%(f)	1.19%	1.20%
Gross expenses	1.18	%(e)	1.17%	1.19%	1.20%		1.19%	1.20%
Net investment loss	(0.72	)%(b)(e)	(0.92)%	(0.91)%	(0.86)%		(0.82)%	(0.73)%
Portfolio turnover rate	17%		52%	52%	67%		41%	45%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.12), total return would have been (7.49%) and the ratio of net investment loss to average net assets would have been (0.82%).
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

17  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund – Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$37.01		$28.81	$26.53	$31.76	$27.50	$22.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06	)(b)	(0.22)	(0.14)	(0.13)	(0.12)	(0.09)
Net realized and unrealized gain (loss)	(2.27)		9.04	4.77	(2.52)	7.58	5.48

Total from Investment Operations	(2.33)		8.82	4.63	(2.65)	7.46	5.39

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(6.48)		(0.62)	(2.35)	(2.58)	(3.20)	—

Net asset value, end of the period	$28.20		$37.01	$28.81	$26.53	$31.76	$27.50

Total return	(8.58	)%(b)(c)	30.66%	18.09%	(6.76)%	29.93%	24.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,260,285		$1,475,139	$1,066,067	$629,914	$517,734	$279,508
Net expenses	0.82	%(d)	0.82%	0.82%	0.82%	0.82%	0.82%
Gross expenses	0.82	%(d)	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment loss	(0.36	)%(b)(d)	(0.62)%	(0.54)%	(0.49)%	(0.43)%	(0.39)%
Portfolio turnover rate	17%		52%	52%	67%	41%	45%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been (7.18%) and the ratio of net investment loss to average net assets would have been (0.44%).
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

	Small Cap Value Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$32.05		$22.34	$28.66	$35.27	$37.37	$33.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.04	0.12	0.10	0.09	0.13
Net realized and unrealized gain (loss)	0.07	(b)	11.79	(4.03)	(2.49)	2.11	6.36

Total from Investment Operations	0.15		11.83	(3.91)	(2.39)	2.20	6.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.13)	(0.12)	(0.08)	(0.05)	(0.14)
Net realized capital gains	(5.38)		(1.99)	(2.29)	(4.14)	(4.25)	(2.76)

Total Distributions	(5.43)		(2.12)	(2.41)	(4.22)	(4.30)	(2.90)

Net asset value, end of the period	$26.77		$32.05	$22.34	$28.66	$35.27	$37.37

Total return(c)	(0.58	)%(d)	55.05%	(15.31)%	(4.11)%	6.21%	19.68%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$342,638		$378,856	$295,006	$433,360	$587,198	$665,229
Net expenses(e)	0.90	%(f)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.93	%(f)	0.94%	0.95%	0.93%	0.92%	0.93%
Net investment income	0.52	%(f)	0.12%	0.48%	0.36%	0.26%	0.37%
Portfolio turnover rate	14%		23%	23%	24%	19%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

18  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund – Retail Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$31.33		$21.87	$28.11	$34.66	$36.83	$33.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		(0.04)	0.05	0.03	0.00 (b)	0.04
Net realized and unrealized gain (loss)	0.08	(c)	11.55	(3.96)	(2.44)	2.08	6.27

Total from Investment Operations	0.12		11.51	(3.91)	(2.41)	2.08	6.31

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.06)	(0.04)	—	—	(0.05)
Net realized capital gains	(5.38)		(1.99)	(2.29)	(4.14)	(4.25)	(2.76)

Total Distributions	(5.38)		(2.05)	(2.33)	(4.14)	(4.25)	(2.81)

Net asset value, end of the period	$26.07		$31.33	$21.87	$28.11	$34.66	$36.83

Total return(d)	(0.71	)%(e)	54.69%	(15.56)%	(4.33)%	5.95%	19.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$80,604		$92,036	$83,163	$134,434	$208,310	$251,405
Net expenses(f)	1.15	%(g)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(g)	1.19%	1.20%	1.18%	1.17%	1.18%
Net investment income (loss)	0.28	%(g)	(0.12)%	0.23%	0.10%	0.01%	0.12%
Portfolio turnover rate	14%		23%	23%	24%	19%	25%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

	Small Cap Value Fund – Admin Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$29.44		$20.65	$26.68	$33.25	$35.58	$32.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00	(b)	(0.10)	(0.01)	(0.04)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	0.10	(c)	10.88	(3.73)	(2.39)	2.00	6.07

Total from Investment Operations	0.10		10.78	(3.74)	(2.43)	1.92	6.03

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(5.38)		(1.99)	(2.29)	(4.14)	(4.25)	(2.76)

Net asset value, end of the period	$24.16		$29.44	$20.65	$26.68	$33.25	$35.58

Total return(d)	(0.87	)%(e)	54.29%	(15.74)%	(4.60)%	5.68%	19.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,993		$9,440	$7,662	$13,357	$24,530	$30,533
Net expenses(f)	1.40	%(g)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.43	%(g)	1.43%	1.45%	1.43%	1.42%	1.43%
Net investment income (loss)	0.03	%(g)	(0.38)%	(0.03)%	(0.15)%	(0.24)%	(0.11)%
Portfolio turnover rate	14%		23%	23%	24%	19%	25%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

19  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund – Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$32.07		$22.35	$28.68	$35.31	$37.41	$33.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.05	0.13	0.12	0.12	0.15
Net realized and unrealized gain (loss)	0.07	(b)	11.80	(4.03)	(2.50)	2.11	6.37

Total from Investment Operations	0.16		11.85	(3.90)	(2.38)	2.23	6.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.14)	(0.14)	(0.11)	(0.08)	(0.16)
Net realized capital gains	(5.38)		(1.99)	(2.29)	(4.14)	(4.25)	(2.76)

Total Distributions	(5.45)		(2.13)	(2.43)	(4.25)	(4.33)	(2.92)

Net asset value, end of the period	$26.78		$32.07	$22.35	$28.68	$35.31	$37.41

Total return	(0.56	)%(c)	55.15%	(15.28)%	(4.07)%	6.28%	19.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$102,613		$112,310	$92,818	$141,821	$153,646	$136,162
Net expenses	0.85	%(d)	0.85%	0.85%	0.83%	0.83%	0.83%
Gross expenses	0.85	%(d)	0.85%	0.85%	0.83%	0.83%	0.83%
Net investment income	0.57	%(d)	0.17%	0.53%	0.43%	0.33%	0.44%
Portfolio turnover rate	14%		23%	23%	24%	19%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

	Small/Mid Cap Growth Fund – Institutional Class
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$15.25		$11.81		$10.03	$15.49		$12.31		$9.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)		(0.02	)(b)	(0.04)	(0.04)		(0.05)		0.00 (c)
Net realized and unrealized gain (loss)	(0.99)		3.56		2.06	(1.55	)(d)	3.23		2.60

Total from Investment Operations	(1.02)		3.54		2.02	(1.59)		3.18		2.60

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	—		—		(0.02)
Net realized capital gains	(1.48)		(0.10)		(0.24)	(3.87)		—		—

Total Distributions	(1.48)		(0.10)		(0.24)	(3.87)		—		(0.02)

Net asset value, end of the period	$12.75		$15.25		$11.81	$10.03		$15.49		$12.31

Total return(e)	(8.05	)%(f)	30.00	%(b)	20.38%	(3.27)%		25.83%		26.74%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$110,503		$70,526		$52,170	$34,312		$17,500		$14,592
Net expenses(g)	0.84	%(h)(i)	0.84	%(i)	0.84%	0.85%		0.85%		0.85%
Gross expenses	0.92	%(h)	0.99%		1.21%	1.30%		1.43%		1.57%
Net investment income (loss)	(0.44	)%(h)	(0.14	)%(b)	(0.34)%	(0.35)%		(0.35)%		0.01%
Portfolio turnover rate	23%		50%		60%	67%		102	%(j)	49%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 29.49% and the ratio of net investment loss to average net assets would have been (0.52%).
(c)	Amount rounds to less than $0.01 per share.
(d)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes additional voluntary waiver of advisory fee of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to significant shareholder flows.

See accompanying notes to financial statements.

20  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund – Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$15.26		$11.81		$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.01	)(b)	(0.04)
Net realized and unrealized gain (loss)	(0.99)		3.56		2.20

Total from Investment Operations	(1.02)		3.55		2.16

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.48)		(0.10)		(0.24)

Net asset value, end of the period	$12.76		$15.26		$11.81

Total return(c)	(8.05	)%(d)	30.08	%(b)	22.08	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$54,247		$9,260		$1
Net expenses(e)	0.83	%(f)	0.83%		0.83	%(f)
Gross expenses	0.91	%(f)	1.00%		107.49	%(f)
Net investment loss	(0.41	)%(f)	(0.08	)%(b)	(0.34	)%(f)
Portfolio turnover rate	23%		50%		60	%(g)

*	Class operations commenced on October 1, 2019.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 29.66% and the ratio of net investment loss to average net assets would have been (0.50%).
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2020.

See accompanying notes to financial statements.

21  |

Notes to Financial Statements

March 31, 2022 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York

|  22

Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

23  |

Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distribution re-designations, capital gain distributions received and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$49,164,080	$49,164,080
Small Cap Value Fund	2,422,269	40,732,461	43,154,730
Small/Mid Cap Growth Fund	—	508,774	508,774

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of March 31, 2022, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$2,009,693,907	$374,718,982	$162,236,501

Gross tax appreciation	$567,671,606	$172,900,129	$10,531,199
Gross tax depreciation	(109,076,740)	(11,673,021)	(8,342,790)

Net tax appreciation	$458,594,866	$161,227,108	$2,188,409

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. Small Cap Growth Fund and Small Cap Value Fund have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds

|  24

Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2022, neither Fund had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,400,807,763	$—	$—	$2,400,807,763
Short-Term Investments	—	67,481,010	—	67,481,010

Total	$2,400,807,763	$67,481,010	$—	$2,468,288,773

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$519,919,423	$—	$—	$519,919,423
Short-Term Investments	—	16,026,667	—	16,026,667

Total	$519,919,423	$16,026,667	$—	$535,946,090

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$159,084,151	$—	$—	$159,084,151
Short-Term Investments	—	5,340,759	—	5,340,759

Total	$159,084,151	$5,340,759	$—	$164,424,910

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2022, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$445,052,811	$600,611,032
Small Cap Value Fund	82,232,692	138,573,654
Small/Mid Cap Growth Fund	120,965,101	24,823,301

25  |

Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	0.83%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2022, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Small Cap Growth Fund	$10,361,525	$—	$—	$10,361,525	0.75%	0.75%
Small Cap Value Fund	2,216,869	—	—	2,216,869	0.75%	0.75%
Small/Mid Cap Growth Fund	421,450	40,044	4,448	376,958	0.75%	0.67%

For the six months ended March 31, 2022, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$58,760	$13,234	$1,450	$—	$73,444

1Waiver/expense reimbursements are subject to possible recovery until September 30, 2023.

2In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed limitations, the Adviser may voluntarily waive additional advisory fees for Small/Mid Cap Growth Fund. Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.

b.  Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

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Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$122,590	$—
Small Cap Value Fund	11,770	110,664	11,770

c.  Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$592,897
Small Cap Value Fund	126,913
Small/Mid Cap Growth Fund	24,219

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$775,639
Small Cap Value Fund	186,945
Small/Mid Cap Growth Fund	885

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Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

As of March 31, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$19,585
Small Cap Value Fund	5,194
Small/Mid Cap Growth Fund	26

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2022, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $199,000. All other Trustees fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended March 31, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Small Cap Growth Fund	$(13,901)
Small Cap Value Fund	(21,906)
Small/Mid Cap Growth Fund	(1,330)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

f.  Affiliated Ownership. As of March 31, 2022, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”), Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) and Loomis Sayles non-qualified retirement plans held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Non- Qualified Retirement Plans	Total Affiliated Ownership
Small Cap Growth Fund	0.07%	1.15%	—	1.22%
Small Cap Value Fund	0.29%	5.73%	6.56%	12.58%

Investment activities of affiliated shareholders could have material impacts on the Funds.

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Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2023 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2022, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $831 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$732,956	$57,990	$—	$4,836
Small Cap Value Fund	158,313	36,801	3,929	1,122
Small/Mid Cap Growth Fund	2,502	—	—	831

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2022, none of the Funds had borrowings under this agreement.

8.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Value Fund	2	18.69%	12.58%	31.27%
Small/Mid Cap Growth Fund	4	70.11%	—	70.11%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.   Risk. Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

29  |

Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,661,507	$116,804,580	9,135,230	$323,499,208
Issued in connection with the reinvestment of distributions	6,623,931	211,700,835	603,506	21,484,823
Redeemed	(6,149,888)	(197,263,228)	(10,600,777)	(379,032,001)

Net change	4,135,550	$131,242,187	(862,041)	$(34,047,970)

Retail Class
Issued from the sale of shares	159,966	$4,475,207	559,662	$17,611,050
Issued in connection with the reinvestment of distributions	703,528	19,670,652	71,504	2,286,695
Redeemed	(526,957)	(15,295,678)	(1,253,848)	(39,965,014)

Net change	336,537	$8,850,181	(622,682)	$(20,067,269)

Class N
Issued from the sale of shares	4,316,215	$145,386,526	12,972,678	$459,829,686
Issued in connection with the reinvestment of distributions	7,685,869	249,252,745	666,169	23,982,068
Redeemed	(7,168,325)	(230,320,610)	(10,783,445)	(393,611,081)

Net change	4,833,759	$164,318,661	2,855,402	$90,200,673

Increase from capital share transactions	9,305,846	$304,411,029	1,370,679	$36,085,434

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Notes to Financial Statements – continued

March 31, 2022 (Unaudited)

10.  Capital Shares – continued

	Small Cap Value Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	969,325	$28,939,748	2,185,029	$65,327,936
Issued in connection with the reinvestment of distributions	2,209,266	63,052,444	969,486	25,449,017
Redeemed	(2,200,048)	(61,689,062)	(4,539,392)	(134,099,821)

Net change	978,543	$30,303,130	(1,384,877)	$(43,322,868)

Retail Class
Issued from the sale of shares	76,323	$2,306,907	272,038	$7,899,117
Issued in connection with the reinvestment of distributions	535,511	14,897,926	280,859	7,220,881
Redeemed	(457,663)	(13,549,005)	(1,417,269)	(40,836,991)

Net change	154,171	$3,655,828	(864,372)	$(25,716,993)

Admin Class
Issued from the sale of shares	34,233	$959,652	23,426	$655,054
Issued in connection with the reinvestment of distributions	64,887	1,673,437	27,530	666,234
Redeemed	(47,545)	(1,356,894)	(101,301)	(2,619,066)

Net change	51,575	$1,276,195	(50,345)	$(1,297,778)

Class N
Issued from the sale of shares	500,069	$15,754,583	710,243	$21,428,894
Issued in connection with the reinvestment of distributions	687,544	19,629,374	325,820	8,552,785
Redeemed	(858,140)	(24,809,317)	(1,686,418)	(51,194,452)

Net change	329,473	$10,574,640	(650,355)	$(21,212,773)

Increase (decrease) from capital share transactions	1,513,762	$45,809,793	(2,949,949)	$(91,550,412)

	Small/Mid Cap Growth Fund

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,819,491	$50,124,002	770,533	$10,719,355
Issued in connection with the reinvestment of distributions	493,838	7,348,311	31,883	450,185
Redeemed	(272,393)	(3,930,248)	(596,871)	(8,728,075)

Net change	4,040,936	$53,542,065	205,545	$2,441,465

Class N
Issued from the sale of shares	3,722,592	$55,262,775	673,195	$8,900,000
Issued in connection with the reinvestment of distributions	60,520	901,138	4,146	58,589
Redeemed	(139,802)	(1,825,550)	(70,671)	(1,000,000)

Net change	3,643,310	$54,338,363	606,670	$7,958,589

Increase from capital share transactions	7,684,246	$107,880,428	812,215	$10,400,054

31  |

Semiannual Report

March 31, 2022

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Credit Income Fund

Loomis Sayles Global Allocation Fund

Loomis Sayles Growth Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols

Peter W. Palfrey, CFA®	Class A NEFRX

Richard G. Raczkowski	Class C NECRX

Ian Anderson	Class N NERNX

Barath W. Sankaran, CFA®	Class Y NERYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20223

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	-5.65%	-3.76%	2.89%	3.40%	—	0.46%	0.46%

Class A
NAV	-5.75	-4.03	2.64	3.14	—	0.71	0.71
With 4.25% Maximum Sales Charge	-9.74	-8.12	1.75	2.70	—

Class C
NAV	-6.18	-4.77	1.85	2.54	—	1.46	1.46
With CDSC[1]	-7.11	-5.71	1.85	2.54	—

Class N (Inception 2/1/13)
NAV	-5.60	-3.66	2.99	—	2.86	0.38	0.38

Comparative Performance
Bloomberg U.S. Aggregate Bond Index[2]	-5.92	-4.15	2.14	2.24	2.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg U.S. Aggregate Bond Index is a broad-based index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES CREDIT INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LOCAX

Brian P. Kennedy	Class C LOCCX

Elaine M. Stokes	Class N LOCNX

Class Y LOCYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

Average Annual Total Returns — March 31, 20223

				Expense Ratios[4]

	6 Months	1 Year	Life of Fund	Gross	Net

Class Y (Inception 9/29/20)
NAV	-6.03%	-3.05%	-0.85%	4.54%	0.57%

Class A (Inception 9/29/20)
NAV	-6.24	-3.38	-1.08	4.79	0.82
With 4.25% Maximum Sales Charge	-10.20	-7.53	-3.88

Class C (Inception 9/29/20)
NAV	-6.59	-4.11	-1.89	5.60	1.57
With CDSC[1]	-7.51	-5.05	-1.89

Class N (Inception 9/29/20)
NAV	-6.10	-2.99	-0.80	1.16	0.52

Comparative Performance
Bloomberg U.S. Credit Index[2]	-7.21	-4.16	-6.05

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg U.S. Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities. The U.S. Credit Index was called the U.S. Corporate Index until July 2000, when it was renamed to reflect its inclusion of both corporate and non-corporate issuers. The U.S. Credit Index is a subset of the U.S. Government/Credit Index and U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES GLOBAL ALLOCATION FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LGMAX

Eileen N. Riley, CFA®	Class C LGMCX

David W. Rolley, CFA®	Class N LGMNX

Lee M. Rosenbaum	Class Y LSWWX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

Average Annual Total Returns — March 31, 20224

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	-5.49%	0.85%	10.37%	8.69%	—	0.87%	0.87%

Class A
NAV	-5.58	0.66	10.10	8.43	—	1.12	1.12
With 5.75% Maximum Sales Charge	-11.01	-5.12	8.80	7.79	—

Class C
NAV	-5.93	-0.13	9.28	7.78	—	1.87	1.87
With CDSC[1]	-6.80	-1.06	9.28	7.78	—

Class N (Inception 2/1/17)
NAV	-5.43	0.96	10.45	—	10.69	0.80	0.80

Comparative Performance
MSCI All Country World Index (Net)[2]	0.96	7.28	11.64	10.00	12.06
Blended Index[3]	-2.12	1.72	7.82	6.53	8.11

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Global Aggregate Bond Index. The Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The four major components of this index are the U.S. Aggregate, the Pan-European Aggregate, the Asian-Pacific Aggregate, and the Canadian Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

LOOMIS SAYLES GROWTH FUND

Manager	Symbols

Aziz V. Hamzaogullari, CFA®	Class A LGRRX

Loomis, Sayles & Company, L.P.	Class C LGRCX

Class N LGRNX

Class Y LSGRX

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — March 31, 20223

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	-1.60%	6.29%	17.77%	16.41%	—	0.64%	0.64%

Class A
NAV	-1.73	6.00	17.47	16.12	—	0.89	0.89
With 5.75% Maximum Sales Charge	-7.40	-0.10	16.10	15.43	—

Class C
NAV	-2.10	5.19	16.59	15.43	—	1.63	1.63
With CDSC[1]	-3.02	4.20	16.59	15.43	—

Class N (Inception 2/1/13)
NAV	-1.56	6.38	17.86	—	16.39	0.56	0.56

Comparative Performance
Russell 1000® Growth Index[2]	1.54	14.98	20.88	17.04	17.94

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Growth Index companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A LSDRX

Christopher T. Harms	Class C LSCDX

Clifton V. Rowe, CFA®	Class N LSDNX

Class Y LSDIX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks above-average total return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20224

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y1
NAV	-5.56%	-4.58%	2.18%	2.32%	—	0.45%	0.40%

Class A1
NAV	-5.58	-4.73	1.92	2.07	—	0.70	0.65
With 4.25% Maximum Sales Charge	-9.60	-8.79	1.05	1.62	—

Class C (Inception 8/31/16)[1]
NAV	-6.02	-5.47	1.15	1.42	—	1.45	1.40
With CDSC[2]	-6.95	-6.41	1.15	1.42	—

Class N (Inception 2/01/19)	-5.45	-4.54	—	—	2.49	0.38	0.35

Comparative Performance
Bloomberg U.S. Intermediate Government/Credit Bond Index[3]	-5.05	-4.10	1.81	1.85	1.94

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Daniel Conklin, CFA®	Class A NEFLX

Christopher T. Harms	Class C NECLX

Clifton V. Rowe, CFA®	Class N LGANX

Class Y NELYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

Average Annual Total Returns — March 31, 20223

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y
NAV	-2.92%	-2.96%	1.09%	1.10%	—	0.49%	0.45%

Class A
NAV	-3.04	-3.12	0.84	0.84	—	0.73	0.70
With 2.25% Maximum Sales Charge	-5.20	-5.27	0.38	0.62	—

Class C
NAV	-3.37	-3.87	0.07	0.24	—	1.49	1.45
With CDSC[1]	-4.34	-4.83	0.07	0.24	—

Class N (Inception 2/1/17)
NAV	-2.89	-2.81	1.17	—	1.20	0.41	0.40

Comparative Performance
Bloomberg U.S. 1-5 Year Government Bond Index[2]	-4.08	-3.95	1.13	1.01	1.13

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg U.S. Government Index, which is comprised of the Bloomberg U.S. Treasury and U.S. Agency Indices. The Bloomberg U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg U.S. Government Index is a component of the Bloomberg U.S. Government/Credit Index and the Bloomberg U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  6

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2021 through March 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$942.50	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Class C
Actual	$1,000.00	$938.20	$7.15
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44
Class N
Actual	$1,000.00	$944.00	$1.84
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$1.92
Class Y
Actual	$1,000.00	$943.50	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*

Expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.48%, 0.38% and 0.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

LOOMIS SAYLES CREDIT INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$937.60	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13
Class C
Actual	$1,000.00	$934.10	$7.57
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.90
Class N
Actual	$1,000.00	$939.00	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.62
Class Y
Actual	$1,000.00	$939.70	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.82%, 1.57%, 0.52% and 0.57% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$944.20	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69
Class C
Actual	$1,000.00	$940.70	$9.10
Hypothetical (5% return before expenses)	$1,000.00	$1,015.56	$9.45
Class N
Actual	$1,000.00	$945.70	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.08
Class Y
Actual	$1,000.00	$945.10	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43

*

Expenses are equal to the Fund’s annualized expense ratio: 1.13%, 1.88%, 0.81% and 0.88% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$982.70	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48
Class C
Actual	$1,000.00	$979.00	$8.09
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.25
Class N
Actual	$1,000.00	$984.40	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	$2.82
Class Y
Actual	$1,000.00	$984.00	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

*

Expenses are equal to the Fund’s annualized expense ratio: 0.89%, 1.64%, 0.56% and 0.64% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$944.20	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$939.80	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class N
Actual	$1,000.00	$945.50	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77
Class Y
Actual	$1,000.00	$944.40	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.35% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2021	ENDING ACCOUNT VALUE 3/31/2022	EXPENSES PAID DURING PERIOD* 10/1/2021 – 3/31/2022
Class A
Actual	$1,000.00	$969.60	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48
Class C
Actual	$1,000.00	$966.30	$7.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.29
Class N
Actual	$1,000.00	$971.10	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97
Class Y
Actual	$1,000.00	$970.80	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.69%, 1.45%, 0.39% and 0.45% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

11  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.5% of Net Assets
Non-Convertible Bonds — 89.4%
	ABS Car Loan — 1.0%
$8,775,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	$8,801,296
2,396,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	2,433,536
6,444,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	6,464,691
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	6,693,469
2,460,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	2,422,076
3,525,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	3,436,629
8,181,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.750%, 2/17/2026	8,022,894
8,315,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	8,081,181
9,095,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	8,825,061
19,695,000	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.440%, 9/15/2027	19,549,099

		74,729,932

	ABS Home Equity — 0.7%
879,627	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	873,055
514,913	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	508,745
3,038,666	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	3,016,214
2,078,051	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	2,055,736
806,812	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	802,512
3,492,562	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	3,410,182
13,306	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)	13,462
20,109,204	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.297%, 6/17/2037, 144A(b)(c)	20,040,010
1,392,874	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	1,375,754
163,492	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	164,102
621,708	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048, 144A(a)	622,531
786,420	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	789,452
1,298,545	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.160%, 10/25/2053, 144A(a)	1,294,938
4,254,377	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	4,284,499
236,663	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	236,442
	ABS Home Equity — continued
$5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	$4,984,429
5,702,272	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	5,695,160

		50,167,223

	ABS Other — 1.6%
10,426,088	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	9,464,962
14,763,000	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	13,309,169
10,121,258	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	9,928,954
8,240,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052, 144A	7,754,318
13,865,000	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052, 144A	13,267,072
7,152,130	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	6,416,469
9,923,855	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	9,138,784
7,094,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	7,150,021
13,500,000	OneMain Financial Issuance Trust, Series 2021-1A, Class A2, 30-day Average SOFR + 0.760%, 0.810%, 6/16/2036, 144A(b)	13,215,663
25,949,733	Textainer Marine Containers Ltd., Series 2021-3A, Class A, 1.940%, 8/20/2046, 144A	23,438,733
3,616,898	Textainer Marine Containers VIII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045, 144A	3,400,231

		116,484,376

	ABS Student Loan — 0.3%
5,022,918	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	4,863,770
11,091,190	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	10,558,325
4,631,283	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053, 144A	4,258,750
3,279,954	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	3,233,132

		22,913,977

	ABS Whole Business — 0.3%
5,477,608	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	5,078,383
4,785,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051, 144A	4,540,386
12,110,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051, 144A	11,209,767

		20,828,536

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 1.0%
$19,231,000	Boeing Co. (The), 1.433%, 2/04/2024	$18,600,394
16,774,000	Boeing Co. (The), 5.705%, 5/01/2040	18,744,115
20,949,000	Boeing Co. (The), 5.805%, 5/01/2050	24,190,586
671,000	Boeing Co. (The), 5.930%, 5/01/2060	774,727
12,659,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	12,785,717
1,329,000	Textron, Inc., 3.000%, 6/01/2030	1,268,274

		76,363,813

	Airlines — 0.8%
7,734,112	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	7,792,118
8,850,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	8,817,278
1,616,008	Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,613,342
16,151,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	16,275,098
13,602,000	Southwest Airlines Co., 5.125%, 6/15/2027	14,541,021
4,247,424	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	4,168,422
4,381,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	4,309,480
5,533,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	5,261,606

		62,778,365

	Automotive — 1.8%
6,285,000	Dana, Inc., 4.250%, 9/01/2030	5,752,032
16,276,000	Ford Motor Credit Co. LLC, 2.900%, 2/16/2028	14,709,435
18,142,000	General Motors Co., 5.000%, 4/01/2035	18,440,965
6,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	5,926,067
15,139,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	13,927,880
6,091,000	Hyundai Capital America, 2.375%, 10/15/2027, 144A	5,576,467
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	10,033,633
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	7,118,009
14,931,000	Lear Corp., 5.250%, 5/15/2049	16,024,558
7,676,000	Nissan Motor Co. Ltd., 3.043%, 9/15/2023, 144A	7,658,851
15,593,000	Nissan Motor Co. Ltd., 3.522%, 9/17/2025, 144A	15,281,949
5,490,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	5,329,489
6,596,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	6,472,696

		132,252,031

	Banking — 8.6%
24,986,000	Ally Financial, Inc., 3.050%, 6/05/2023	25,077,216
7,876,000	American Express Co., 2.500%, 7/30/2024	7,836,698
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	9,830,607
13,578,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	13,679,835
12,000,000	Banco Santander S.A., 1.849%, 3/25/2026	11,215,935
3,200,000	Banco Santander S.A., 2.958%, 3/25/2031	2,957,060
28,476,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	29,016,370
4,624,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	4,635,675
28,146,000	Bank of America Corp., (fixed rate to 4/22/2024, variable rate thereafter), 0.976%, 4/22/2025	26,976,299
30,210,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	30,296,022
	Banking — continued
$20,564,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	$18,389,769
7,864,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	7,494,392
15,513,000	BNP Paribas S.A., (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027, 144A	14,125,633
26,613,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	25,983,849
5,935,000	Citigroup, Inc., 4.000%, 8/05/2024	6,066,996
19,481,000	Citigroup, Inc., 4.050%, 7/30/2022	19,644,798
9,645,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	10,013,002
2,154,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	2,053,359
9,780,000	Deutsche Bank AG, 0.898%, 5/28/2024	9,312,013
10,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	9,415,006
9,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	8,471,226
9,382,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	8,368,254
11,985,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,109,997
25,369,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	25,420,764
7,768,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	7,865,763
14,486,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	18,254,416
2,326,000	HSBC Holdings PLC, 4.950%, 3/31/2030	2,484,179
13,610,000	HSBC Holdings PLC, (fixed rate to 5/24/2024, variable rate thereafter), 0.976%, 5/24/2025	12,920,526
7,385,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	7,317,416
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	4,194,995
26,855,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	25,375,853
12,576,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	11,767,321
14,895,000	Macquarie Bank Ltd., 3.231%, 3/21/2025, 144A	14,870,709
16,028,000	Morgan Stanley, (fixed rate to 4/05/2023, variable rate thereafter), 0.731%, 4/05/2024	15,697,621
8,931,000	Morgan Stanley, (fixed rate to 7/22/2027, variable rate thereafter), 3.591%, 7/22/2028	8,955,837
11,457,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	11,687,326
14,159,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	14,161,531
9,220,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	8,602,266
9,050,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	9,746,901
25,503,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	24,670,191
21,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033, 144A	20,140,193
24,346,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	23,676,723

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$11,566,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	$10,882,556
14,720,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	14,577,416
10,213,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	9,821,526
6,438,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	6,429,596
15,630,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027, 144A	14,088,595

		635,580,231

	Building Materials — 0.7%
18,920,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029, 144A	17,665,604
10,762,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	9,820,433
13,838,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	13,591,822
7,260,000	Owens Corning, 4.200%, 12/01/2024	7,424,112
1,112,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	1,098,100

		49,600,071

	Cable Satellite — 1.0%
21,970,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	19,080,835
22,590,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.500%, 4/01/2063	22,723,778
13,725,000	Sirius XM Radio, Inc., 4.000%, 7/15/2028, 144A	13,038,750
4,885,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,518,234
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	812,818
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,412,723
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	8,236,513
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,979,188

		72,802,839

	Chemicals — 1.3%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,467,112
21,620,000	Ashland LLC, 3.375%, 9/01/2031, 144A	19,079,650
23,853,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	26,238,538
8,792,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	8,616,160
10,071,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	10,360,642
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	10,554,685
3,732,000	RPM International, Inc., 3.450%, 11/15/2022	3,743,514
3,630,000	Sociedad Quimica y Minera de Chile S.A., 3.500%, 9/10/2051, 144A	3,140,023
11,424,000	Sociedad Quimica y Minera de Chile S.A., 4.250%, 1/22/2050, 144A	11,084,250
5,549,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	5,543,701

		99,828,275

	Collateralized Mortgage Obligations — 0.2%
4,239,116	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	4,433,670
276,830	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.456%, 10/20/2060(b)	275,222
206,029	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.626%, 8/20/2062(b)	205,922

	Collateralized Mortgage Obligations — continued
$3,813	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(d)(e)	$3,722
12,837	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(d)(e)	11,942
43,988	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(d)(e)	43,637
82,589	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(d)(e)	79,636
8,187,406	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	8,100,956
14,623	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.386%, 5/20/2063(b)(d)(e)	14,423

		13,169,130

	Construction Machinery — 0.3%
1,985,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	1,968,693
5,805,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	5,745,013
7,380,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	7,380,546
7,795,000	United Rentals North America, Inc., 3.750%, 1/15/2032	7,268,838

		22,363,090

	Consumer Cyclical Services — 0.2%
7,466,000	Expedia Group, Inc., 3.600%, 12/15/2023	7,527,736
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	1,914,810
3,523,000	MercadoLibre, Inc., 2.375%, 1/14/2026	3,285,232

		12,727,778

	Consumer Products — 0.3%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	1,953,250
11,615,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	11,182,341
2,823,000	Newell Brands, Inc., 4.875%, 6/01/2025	2,914,000
7,940,000	Valvoline, Inc., 3.625%, 6/15/2031, 144A	6,859,207
2,535,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	2,313,390

		25,222,188

	Diversified Manufacturing — 0.0%
2,755,000	Clark Equipment Co., 5.875%, 6/01/2025, 144A	2,782,550

	Electric — 2.0%
3,587,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	3,519,206
2,609,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	2,584,623
8,188,000	Calpine Corp., 3.750%, 3/01/2031, 144A	7,329,775
14,879,000	Calpine Corp., 5.000%, 2/01/2031, 144A	13,539,890
13,220,000	CenterPoint Energy, Inc., SOFR Index + 0.650%, 0.837%, 5/13/2024(b)	13,117,050
17,219,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	16,101,401
25,885,806	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	26,144,664
3,408,000	DPL, Inc., 4.125%, 7/01/2025	3,384,689
3,805,000	DPL, Inc., 4.350%, 4/15/2029	3,719,387
852,000	Edison International, 4.950%, 4/15/2025	871,671
2,811,000	Enel Americas S.A., 4.000%, 10/25/2026	2,877,789
2,853,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	2,902,842
5,316,000	Entergy Corp., 2.800%, 6/15/2030	4,982,263
14,622,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	14,261,514

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$6,360,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	$5,596,800
9,234,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	9,084,501
6,109,000	PG&E Corp., 5.000%, 7/01/2028	5,904,959
7,133,000	Transelec S.A., 4.250%, 1/14/2025, 144A	7,275,660
3,713,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,780,874

		146,979,558

	Finance Companies — 2.6%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,869,721
1,370,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,374,028
19,050,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	18,937,831
23,287,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	20,918,820
27,047,000	Ares Capital Corp., 2.150%, 7/15/2026	24,443,341
16,425,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028, 144A	14,606,445
18,929,000	FS KKR Capital Corp., 3.400%, 1/15/2026	18,326,698
3,315,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,355,473
9,430,000	Navient Corp., 5.000%, 3/15/2027	8,982,075
907,000	Navient Corp., 5.875%, 10/25/2024	925,267
954,000	Navient Corp., 6.750%, 6/15/2026	973,080
7,547,000	Navient Corp., MTN, 6.125%, 3/25/2024	7,679,073
17,225,000	OneMain Finance Corp., 3.875%, 9/15/2028	15,566,921
4,537,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	4,066,511
15,397,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	14,456,906
11,958,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	11,430,870
3,702,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	3,383,073
11,169,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	10,107,945
4,045,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,543,016

		188,947,094

	Financial Other — 0.1%
8,243,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	7,562,953
1,979,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,942,240

		9,505,193

	Food & Beverage — 1.2%
10,588,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	11,775,390
12,823,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	13,344,145
6,243,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/01/2060	6,635,362
15,008,000	BRF S.A., 5.750%, 9/21/2050, 144A	13,216,495
3,117,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,230,022
12,765,000	Minerva Luxembourg S.A., 4.375%, 3/18/2031, 144A	11,548,495
14,639,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	12,970,008
16,264,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	14,644,919
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,451,191

		88,816,027

	Government Owned – No Guarantee — 2.2%
6,872,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	6,405,697
18,141,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	17,425,338
	Government Owned – No Guarantee — continued
$6,577,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	$6,581,343
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	2,897,977
19,956,000	NBN Co. Ltd., 1.450%, 5/05/2026, 144A	18,466,428
6,985,000	OCP S.A., 3.750%, 6/23/2031, 144A	6,321,425
19,460,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,964,325
6,236,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	6,268,203
12,555,000	Qatar Energy, 3.125%, 7/12/2041, 144A	11,423,192
8,035,000	SA Global Sukuk Ltd., 0.946%, 6/17/2024, 144A	7,684,674
11,588,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070, 144A	9,792,509
11,825,000	Tennessee Valley Authority, 4.250%, 9/15/2065	14,586,761
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	10,089,336
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,041,379
9,290,000	Tennessee Valley Authority, 5.250%, 9/15/2039	11,751,260
9,267,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	9,574,108

		166,273,955

	Health Insurance — 0.4%
20,336,000	Centene Corp., 2.500%, 3/01/2031	17,947,130
4,115,000	Centene Corp., 2.625%, 8/01/2031	3,662,350
10,179,000	Centene Corp., 3.375%, 2/15/2030	9,577,777

		31,187,257

	Healthcare — 0.4%
15,396,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	14,376,785
12,660,000	HCA, Inc., 4.625%, 3/15/2052, 144A	12,758,377

		27,135,162

	Home Construction — 0.3%
7,881,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	7,349,033
246,000	Lennar Corp., 4.500%, 4/30/2024	252,185
1,153,000	Lennar Corp., 4.750%, 11/15/2022	1,164,594
11,190,000	NVR, Inc., 3.000%, 5/15/2030	10,443,992

		19,209,804

	Independent Energy — 0.9%
2,626,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,586,762
1,029,000	Chesapeake Energy Corp., 5.875%, 2/01/2029, 144A	1,062,443
9,277,000	Devon Energy Corp., 4.500%, 1/15/2030	9,573,260
11,391,292	Energean Israel Finance Ltd., 4.500%, 3/30/2024, 144A	11,251,749
1,765,000	EQT Corp., 3.125%, 5/15/2026, 144A	1,714,292
5,696,000	EQT Corp., 3.900%, 10/01/2027	5,679,510
601,000	EQT Corp., 5.000%, 1/15/2029	620,436
9,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	9,233,895
12,472,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	13,247,696
2,152,000	Occidental Petroleum Corp., 8.000%, 7/15/2025	2,416,696
8,181,000	Pan American Energy LLC, 9.125%, 4/30/2027, 144A	8,900,110
2,275,000	Southwestern Energy Co., 4.750%, 2/01/2032	2,272,156

		68,559,005

	Industrial Other — 0.1%
3,408,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	3,899,911

	Life Insurance — 0.4%
11,059,000	Athene Global Funding, 2.450%, 8/20/2027, 144A	10,335,071
15,491,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	16,981,411
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050, 144A	2,235,456

		29,551,938

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — 0.3%
$8,617,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	$7,819,927
18,423,000	Marriott International, Inc., 3.500%, 10/15/2032	17,536,280

		25,356,207

	Media Entertainment — 1.2%
14,174,000	AMC Networks, Inc., 4.250%, 2/15/2029	13,227,106
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,785,457
5,432,000	Lamar Media Corp., 3.625%, 1/15/2031	4,999,939
1,504,000	Lamar Media Corp., 4.000%, 2/15/2030	1,430,680
16,925,000	Magallanes, Inc., 3.528%, 3/15/2024, 144A	16,919,245
20,780,000	Magallanes, Inc., 5.391%, 3/15/2062, 144A	21,470,312
8,258,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029, 144A	7,682,005
11,303,000	Prosus NV, 3.680%, 1/21/2030, 144A	9,902,332
14,750,000	Prosus NV, 3.832%, 2/08/2051, 144A	10,749,149

		88,166,225

	Metals & Mining — 1.0%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	1,675,853
2,286,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	2,072,739
2,245,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	2,246,035
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050, 144A	3,110,769
7,696,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	8,482,471
15,187,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	14,365,383
15,183,000	Fresnillo PLC, 4.250%, 10/02/2050, 144A	13,410,537
28,397,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	25,396,573
6,210,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	5,854,602

		76,614,962

	Midstream — 1.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	557,977
1,125,000	Energy Transfer LP, 5.400%, 10/01/2047	1,177,798
5,900,000	Energy Transfer LP, 5.950%, 10/01/2043	6,296,846
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,824,513
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,505,578
11,222,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	11,312,592
7,523,000	EQM Midstream Partners LP, 4.500%, 1/15/2029, 144A	7,034,005
3,485,000	EQM Midstream Partners LP, 4.750%, 7/15/2023	3,511,138
5,575,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	5,823,311
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	1,932,247
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	945,808
3,060,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,116,295
9,503,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	9,698,540
15,243,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	15,735,034
5,694,000	Rattler Midstream LP, 5.625%, 7/15/2025, 144A	5,779,410
13,635,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032, 144A	12,592,453
6,783,000	Southern Natural Gas Co. LLC, 0.625%, 4/28/2023, 144A	6,648,568
	Midstream — continued
$930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	$978,481
11,936,000	Williams Cos., Inc. (The), 3.500%, 11/15/2030	11,800,703

		116,271,297

	Mortgage Related — 26.7%
64,874,626	FHLMC, 1.500%, with various maturities from 2050 to 2051(c)(f)	57,528,900
165,337,601	FHLMC, 2.000%, with various maturities from 2050 to 2051(c)(f)	153,878,504
129,229,131	FHLMC, 2.500%, with various maturities from 2050 to 2052(c)(f)	123,395,673
17,416,764	FHLMC, 3.000%, with various maturities from 2042 to 2050(f)	17,212,582
12,559,641	FHLMC, 3.500%, with various maturities from 2043 to 2050(f)	12,739,994
2,377,152	FHLMC, 4.000%, with various maturities from 2044 to 2048(f)	2,468,044
53,684,052	FHLMC, 4.500%, with various maturities from 2041 to 2049(c)(f)	55,807,820
123,489,065	FHLMC, 5.000%, with various maturities from 2048 to 2050(c)(f)	129,987,092
4,964	FHLMC, 6.000%, 6/01/2035	5,513
45,551,154	FNMA, 1.500%, with various maturities from 2050 to 2051(c)(f)	40,642,056
300,779,090	FNMA, 2.000%, with various maturities from 2050 to 2051(c)(f)	279,833,510
125,843,990	FNMA, 2.500%, with various maturities from 2045 to 2052(c)(f)	120,270,278
51,012,996	FNMA, 3.000%, with various maturities from 2045 to 2050(c)(f)	50,315,143
36,462,271	FNMA, 3.500%, with various maturities from 2043 to 2050(f)	36,646,405
139,359,323	FNMA, 4.000%, with various maturities from 2041 to 2050(c)(f)	142,780,174
152,292,522	FNMA, 4.500%, with various maturities from 2043 to 2050(c)(f)	158,307,715
27,241,954	FNMA, 5.000%, with various maturities from 2048 to 2050(f)	28,780,821
4,318,124	FNMA, 5.500%, 4/01/2050	4,588,512
2,992,258	FNMA, 6.000%, with various maturities from 2034 to 2049(f)	3,214,448
5,750	FNMA, 6.500%, with various maturities from 2029 to 2031(f)	6,173
19,630	FNMA, 7.000%, with various maturities in 2030(f)	20,437
11,215	FNMA, 7.500%, with various maturities from 2024 to 2032(f)	12,054
1,295	GNMA, 3.890%, 12/20/2062(a)	1,268
6,471	GNMA, 3.986%, 7/20/2063(a)	6,567
5,909	GNMA, 4.064%, 5/20/2063(a)	5,990
24,978	GNMA, 4.183%, 7/20/2063(a)	25,134
5,017	GNMA, 4.316%, 8/20/2061(a)	5,107
19,568	GNMA, 4.390%, with various maturities in 2062(a)(f)	19,092
4,356,447	GNMA, 4.401%, 11/20/2066(a)	4,460,066
6,189,107	GNMA, 4.412%, 12/20/2066(a)	6,377,068
2,611,751	GNMA, 4.418%, 2/20/2066(a)	2,684,517
2,154	GNMA, 4.422%, 5/20/2063(a)	2,187
1,676,972	GNMA, 4.427%, 10/20/2066(a)	1,723,953
1,210,489	GNMA, 4.444%, 2/20/2066(a)	1,242,192
1,565,391	GNMA, 4.474%, 6/20/2066(a)	1,609,277
2,988,305	GNMA, 4.505%, 12/20/2064(a)	3,054,256

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$2,027,790	GNMA, 4.524%, 9/20/2066(a)	$2,085,596
2,193,153	GNMA, 4.526%, 12/20/2063(a)	2,231,956
2,928,381	GNMA, 4.542%, 6/20/2066(a)	3,007,328
2,596,960	GNMA, 4.551%, 2/20/2065(a)	2,660,485
2,349,559	GNMA, 4.570%, 6/20/2064(a)	2,399,054
3,973,657	GNMA, 4.575%, 12/20/2064(a)	4,062,307
1,535,515	GNMA, 4.595%, 4/20/2066(a)	1,574,961
4,164,337	GNMA, 4.598%, 2/20/2065(a)	4,271,208
4,278,784	GNMA, 4.614%, 10/20/2064(a)	4,381,263
500,149	GNMA, 4.616%, 1/20/2064(a)	508,637
1,946,995	GNMA, 4.620%, 3/20/2065(a)	1,995,377
1,086,358	GNMA, 4.627%, 1/20/2065(a)	1,114,439
20,923	GNMA, 4.630%, 12/20/2061(a)	19,891
2,829,246	GNMA, 4.636%, 3/20/2066(a)	2,923,046
5,740,466	GNMA, 4.639%, 12/20/2066(a)	5,925,055
3,043,599	GNMA, 4.661%, 1/20/2065(a)	3,121,152
2,160,940	GNMA, 4.663%, 1/20/2064(a)	2,200,430
3,408,103	GNMA, 4.665%, 6/20/2064(a)	3,484,411
1,386,541	GNMA, 4.692%, 6/20/2066(a)	1,436,373
46,123	GNMA, 4.700%, with various maturities from 2062 to 2063(a)(f)	45,083
2,899,698	GNMA, 4.715%, 1/20/2064(a)	2,965,505
97,182	GNMA, 5.500%, 4/15/2038	107,402
20,254	GNMA, 6.000%, with various maturities from 2029 to 2038(f)	21,958
23,238	GNMA, 6.500%, with various maturities from 2029 to 2032(f)	24,828
30,479	GNMA, 7.000%, 9/15/2025	31,158
2,808	GNMA, 7.500%, with various maturities from 2025 to 2030(f)	2,909
64,876,000	UMBS® (TBA), 2.000%, 5/01/2037(g)	62,867,632
45,410,000	UMBS® (TBA), 3.500%, 5/01/2052(g)	45,331,433
197,946,000	UMBS® (TBA), 2.500%, 5/01/2052(g)	188,461,378
26,588,000	UMBS® (TBA), 3.000%, 5/01/2052(g)	25,945,563
44,221,000	UMBS® (TBA), 3.500%, 6/01/2052(g)	44,030,482
68,805,000	UMBS® (TBA), 4.000%, 5/01/2052(g)	69,962,897
44,222,000	UMBS® (TBA), 4.000%, 6/01/2052(g)	44,814,706

		1,973,674,425

	Natural Gas — 0.1%
6,262,000	Atmos Energy Corp., 0.625%, 3/09/2023	6,168,884
2,701,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	2,564,748

		8,733,632

	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1-month LIBOR + 0.874%, 1.271%, 10/15/2038, 144A(b)(c)	21,436,209
1,531,640	BANK, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,588,051
3,409,380	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,325,753
12,696,152	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	12,353,296
6,138,240	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,963,345
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1-month Term SOFR + 1.525%, 1.829%, 12/15/2023, 144A(b)	6,956,488
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,724,981
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052(c)	6,902,316
	Non-Agency Commercial Mortgage-Backed Securities — continued
$9,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	$9,368,536
908,054	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.755%, 7/10/2046, 144A(a)	907,603
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037, 144A	2,064,271
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	11,172,451
6,360,852	Extended Stay America Trust, Series 2021-ESH, Class A, 1-month LIBOR + 1.080%, 1.477%, 7/15/2038, 144A(b)	6,284,961
1,475,916	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.647%, 7/15/2038, 144A(b)	1,453,680
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.163%, 8/10/2044, 144A(a)	4,651,477
2,317,554	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	2,156,942
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,364,457
8,370,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 1.347%, 11/15/2038, 144A(b)	8,225,507
3,825,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152%, 8/15/2046(a)	3,846,112
6,909,759	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	6,927,601
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 4.888%, 6/15/2044, 144A(a)	4,741,951
5,245,978	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	5,268,094

		145,684,082

	Oil Field Services — 0.3%
21,664,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	20,478,979

	Paper — 0.4%
11,675,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	12,275,679
8,445,000	Suzano Austria GmbH, 3.125%, 1/15/2032	7,477,034
8,529,000	Suzano Austria GmbH, 3.750%, 1/15/2031	8,030,053

		27,782,766

	Pharmaceuticals — 0.4%
9,325,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	7,325,160
3,863,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	3,742,281
12,284,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	11,121,811
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,982,120
2,903,000	Viatris, Inc., 4.000%, 6/22/2050	2,438,742

		32,610,114

	Property & Casualty Insurance — 0.1%
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030, 144A	2,528,759
6,865,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	6,246,112

		8,774,871

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Refining — 0.2%
$12,089,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	$12,270,335

	REITs – Apartments — 0.0%
1,715,000	American Homes 4 Rent, 3.375%, 7/15/2051	1,433,205

	REITs – Diversified — 0.3%
3,790,000	EPR Properties, 3.600%, 11/15/2031	3,436,020
16,503,000	iStar, Inc., 4.250%, 8/01/2025	16,234,826
1,267,000	iStar, Inc., 4.750%, 10/01/2024	1,277,351

		20,948,197

	Retailers — 1.0%
3,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	2,312,698
1,097,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	1,053,778
1,942,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	1,832,763
11,715,000	Dick’s Sporting Goods, Inc., 4.100%, 1/15/2052	9,998,124
25,444,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	26,207,574
8,985,000	Falabella S.A., 3.375%, 1/15/2032, 144A	8,378,602
1,820,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	1,694,875
856,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	868,840
4,042,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	4,065,140
3,889,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	3,655,660
3,280,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	3,116,197
10,257,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	9,910,826
4,582,000	MercadoLibre, Inc., 3.125%, 1/14/2031	3,992,526

		77,087,603

	Sovereigns — 3.0%
13,213,000	Colombia Government International Bond, 4.125%, 5/15/2051	9,968,151
22,169,000	Dominican Republic, 4.875%, 9/23/2032, 144A	20,063,167
11,070,000	Dominican Republic, 5.300%, 1/21/2041, 144A	9,603,336
15,265,000	Egypt Government International Bond, 7.625%, 5/29/2032, 144A	13,810,886
24,753,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	25,331,973
14,611,000	Morocco Government International Bond, 4.000%, 12/15/2050, 144A	11,684,417
2,980,000	Peruvian Government International Bond, 2.392%, 1/23/2026	2,891,166
7,473,000	Qatar Government International Bond, 4.400%, 4/16/2050, 144A	8,398,740
17,772,000	Republic of Ghana, 7.750%, 4/07/2029, 144A	12,989,555
5,029,000	State of Qatar, 3.875%, 4/23/2023, 144A	5,116,907
4,253,157,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	98,594,643

		218,452,941

	Supermarkets — 0.2%
12,455,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	11,770,224

	Technology — 2.5%
3,425,000	Baidu, Inc., 2.375%, 10/09/2030	3,033,146
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,440,006
3,890,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	3,427,451
12,254,000	Corning, Inc., 5.450%, 11/15/2079	13,543,438
3,133,000	Equifax, Inc., 2.600%, 12/15/2025	3,042,508
2,544,000	Equifax, Inc., 3.300%, 12/15/2022	2,557,343
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	5,302,721
	Technology — continued
$12,320,000	HCL America, Inc., 1.375%, 3/10/2026, 144A	$11,337,973
7,756,000	Hewlett Packard Enterprise Co., 4.450%, 10/02/2023	7,943,789
15,421,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	17,733,432
16,919,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	15,624,866
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	5,001,619
11,294,000	Microchip Technology, Inc., 2.670%, 9/01/2023	11,256,173
6,371,000	Microchip Technology, Inc., 4.333%, 6/01/2023	6,471,049
6,151,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	6,253,264
15,801,000	Oracle Corp., 4.100%, 3/25/2061	13,469,720
4,505,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	4,297,184
5,778,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	6,033,561
1,475,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	1,635,237
1,374,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,353,857
2,060,000	Seagate HDD Cayman, 4.125%, 1/15/2031	1,952,180
5,644,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	5,374,386
7,989,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	7,389,825
14,793,000	Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	11,188,542
17,432,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	16,599,186

		186,262,456

	Tobacco — 0.5%
3,362,000	Altria Group, Inc., 2.350%, 5/06/2025	3,265,362
31,751,000	BAT Capital Corp., 2.789%, 9/06/2024	31,333,824

		34,599,186

	Transportation Services — 0.1%
5,293,000	Ryder System, Inc., MTN, 2.500%, 9/01/2024	5,223,683

	Treasuries — 14.8%
8,220,100(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	37,586,810
25,562,431(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	129,887,737
468,727,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	11,177,073
132,590,000	U.S. Treasury Bond, 1.750%, 8/15/2041	114,918,239
190,464,000	U.S. Treasury Bond, 1.875%, 11/15/2051	167,072,640
234,700,000	U.S. Treasury Bond, 2.000%, 11/15/2041(c)	212,366,828
10,150,000	U.S. Treasury Bond, 2.250%, 5/15/2041	9,581,838
83,040,000	U.S. Treasury Bond, 2.250%, 2/15/2052	79,640,550
93,765,000	U.S. Treasury Bond, 2.375%, 2/15/2042	90,439,273
105,730,000	U.S. Treasury Note, 1.875%, 2/28/2029	102,062,491
41,277,000	U.S. Treasury Note, 1.875%, 2/15/2032	39,638,819
97,680,000	U.S. Treasury Note, 2.500%, 3/31/2027	97,893,675
93,095,000	Uruguay Government International Bond, 8.500%, 3/15/2028, (UYU)	2,219,905

		1,094,485,878

	Utility Other — 0.3%
23,526,215	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	25,007,896

	Wireless — 1.0%
6,400,000	America Movil SAB de CV, 2.875%, 5/07/2030	6,113,984
14,780,000	America Movil SAB de CV, 5.375%, 4/04/2032, 144A	14,876,218
19,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	19,708,081
983,000	Crown Castle International Corp., 4.150%, 7/01/2050	957,904

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$5,305,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	$4,814,288
7,180,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	6,324,216
5,452,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	5,077,420
16,920,000	SBA Communications Corp., 3.125%, 2/01/2029	15,390,770

		73,262,881

	Wirelines — 0.7%
20,028,000	AT&T, Inc., 1.700%, 3/25/2026	18,960,221
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	6,980,945
3,863,000	AT&T, Inc., 3.650%, 6/01/2051	3,515,229
14,391,000	AT&T, Inc., 3.650%, 9/15/2059	12,619,937
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	6,878,131

		48,954,463

	Total Non-Convertible Bonds (Identified Cost $6,950,478,172)	6,604,565,817

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	9,728,787

	Total Municipals (Identified Cost $12,785,000)	9,728,787

	Total Bonds and Notes (Identified Cost $6,963,263,172)	6,614,294,604

Senior Loans — 5.8%
	Aerospace & Defense — 0.2%
12,752,185	TransDigm, Inc., 2020 Term Loan F, 1-month LIBOR + 2.250%, 2.707%, 12/09/2025(b)(h)	12,529,022
6,296,314	TransDigm, Inc., 2020 Term Loan G, 1-month LIBOR + 2.250%, 2.707%, 8/22/2024(b)(h)	6,197,966

		18,726,988

	Automotive — 0.1%
2,710,500	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 2.750%, 9/19/2026(b)(h)	2,683,395
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 2.208%, 3/25/2024(a)(h)	1,461,120

		4,144,515

	Brokerage — 0.2%
5,527,722	AllSpring Buyer LLC, Term Loan B, 3-month LIBOR + 3.250%, 4.313%, 11/01/2028(b)(i)	5,484,550
10,106,232	Citadel Securities LP, 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.927%, 2/02/2028(b)(h)	10,039,430

		15,523,980

	Building Materials — 0.9%
19,490,127	American Builders & Contractors Supply Co., Inc., 2019 Term Loan, 1-month LIBOR + 2.000%, 2.457%, 1/15/2027(b)(h)	19,219,798
15,214,262	Beacon Roofing Supply, Inc., 2021 Term Loan B, 1-month LIBOR + 2.250%, 2.707%, 5/19/2028(b)(h)	14,969,768
10,055,303	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 2.500%, 3.082%, 2/01/2027(b)(h)	9,795,575
	Building Materials — continued
$7,323,510	Quikrete Holdings, Inc., 2021 Term Loan B1, 6/11/2028(j)	$7,181,141
17,867,869	Summit Materials Cos. I LLC, 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.457%, 11/21/2024(b)(h)	17,784,962

		68,951,244

	Cable Satellite — 0.5%
12,181,198	CSC Holdings LLC, 2017 Term Loan B1, 1-month LIBOR + 2.250%, 2.647%, 7/17/2025(b)(h)	11,960,475
4,217,424	Telenet Financing USD LLC, 2020 USD Term Loan AR, 3-month LIBOR + 2.000%, 2.397%, 4/30/2028(b)(h)	4,114,983
9,994,764	UPC Broadband Holding BV, 2020 USD Term Loan AT, 3-month LIBOR + 2.250%, 2.647%, 4/30/2028(b)(h)	9,750,292
12,405,000	Virgin Media Bristol LLC, USD Term Loan N, 3-month LIBOR + 2.500%, 2.897%, 1/31/2028(b)(h)	12,236,416

		38,062,166

	Chemicals — 0.0%
3,016	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.457%, 8/08/2024(b)(h)	2,881

	Consumer Cyclical Services — 0.2%
428,218	FrontDoor, Inc., 2021 Term Loan B, 1-month LIBOR + 2.250%, 2.707%, 6/17/2028(b)(h)	422,865
4,322,338	RE/MAX International, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 3.000%, 7/21/2028(b)(i)	4,223,269
10,991,367	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 2.207%, 11/16/2026(b)(h)	10,818,253

		15,464,387

	Consumer Products — 0.2%
6,194,735	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 2.560%, 4/07/2025(b)(h)	6,032,123
1,377,594	Griffon Corp., Term Loan B, 90-day Average SOFR + 2.750%, 3.267%, 1/24/2029(b)(i)	1,361,669
4,512,576	SRAM LLC, 2021 Term Loan B, LIBOR + 2.750%, 3.251%, 5/18/2028(a)(i)	4,454,273

		11,848,065

	Electric — 0.3%
5,742,202	Calpine Corp., 2019 Term Loan B10, 1-month LIBOR + 2.000%, 2.457%, 8/12/2026(b)(h)	5,652,796
4,338,417	Calpine Corp., Term Loan B9, 1-month LIBOR + 2.000%, 2.457%, 4/05/2026(b)(h)	4,271,518
9,854,475	Pacific Gas & Electric Co., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.500%, 6/23/2025(b)(i)	9,718,976

		19,643,290

	Food & Beverage — 0.1%
8,942,631	Aramark Services, Inc., 2021 Term Loan B, 1-month LIBOR + 2.500%, 2.957%, 4/06/2028(b)(h)	8,808,491

	Gaming — 0.2%
4,340,348	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.460%, 12/27/2024(b)(h)	4,275,242
10,011,913	Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1-month LIBOR + 2.000%, 2.460%, 3/17/2028(b)(h)	9,853,425

		14,128,667

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Industrial Other — 0.3%
$14,292,643	AEA International Holdings (Lux) S.a.r.l., Term Loan B, 3-month LIBOR + 3.750%, 4.813%, 9/07/2028(b)(i)	$14,239,045
7,770,950	AECOM, 2021 Term Loan B, 1-month LIBOR + 1.750%, 2.197%, 4/13/2028(b)(h)	7,747,327

		21,986,372

	Media Entertainment — 0.5%
4,796,313	E.W. Scripps Co. (The), 2020 Term Loan B3, 1-month LIBOR + 3.000%, 3.750%, 1/07/2028(b)(k)	4,758,086
8,712,049	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 2.947%, 11/18/2024(b)(h)	8,546,520
3,468,383	Lamar Media Corp., 2020 Term Loan B, 1-month LIBOR + 1.500%, 1.968%, 2/05/2027(b)(h)	3,442,370
10,888,398	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 2.306%, 10/04/2023(b)(h)	10,871,412
5,898,750	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 2.960%, 9/30/2026(b)(h)	5,711,937
6,690,750	WMG Acquisition Corp., 2021 Term Loan G, 1-month LIBOR + 2.125%, 2.582%, 1/20/2028(b)(h)	6,621,032

		39,951,357

	Midstream — 0.1%
7,410,667	DT Midstream, Inc., Term Loan B, LIBOR + 2.000%, 2.500%, 6/26/2028(a)(i)	7,391,102

	Pharmaceuticals — 0.5%
4,275,592	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 3.207%, 11/27/2025(b)(h)	4,232,835
6,233,458	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.500%, 3.500%, 3/01/2024(b)(l)	6,191,382
19,140,502	Elanco Animal Health, Inc., Term Loan B, 1-month LIBOR + 1.750%, 1.981%, 8/01/2027(b)(h)	18,811,477
4,639,811	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1-month LIBOR + 2.000%, 2.457%, 11/15/2027(b)(h)	4,556,295

		33,791,989

	Property & Casualty Insurance — 0.1%
2,645,350	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.006%, 5/16/2024(b)(h)	2,625,457
2,077,231	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 3.250%, 4.256%, 12/02/2026(b)(h)	2,058,182

		4,683,639

	Restaurants — 0.2%
18,078,863	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 2.207%, 11/19/2026(b)(h)	17,668,292

	Retailers — 0.1%
7,602,016	Restoration Hardware, Inc., Term Loan B, 1-month LIBOR + 2.500%, 3.000%, 10/20/2028(b)(i)	7,451,344

	Technology — 0.7%
$9,727,076	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 2.207%, 1/02/2026(b)(h)	$9,573,097
19,573,019	ON Semiconductor Corp., 2019 Term Loan B, 1-month LIBOR + 2.000%, 2.457%, 9/19/2026(b)(h)	19,528,980
1,715,849	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.457%, 2/22/2024(b)(h)	1,686,902
3,529,272	Sabre GLBL, Inc., 2021 Term Loan B1, 1-month LIBOR + 3.500%, 4.000%, 12/17/2027(b)(i)	3,485,156
5,625,869	Sabre GLBL, Inc., 2021 Term Loan B2, 1-month LIBOR + 3.500%, 4.000%, 12/17/2027(b)(i)	5,555,546
9,421,290	SS&C Technologies, Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 2.207%, 4/16/2025(b)(h)	9,260,374

		49,090,055

	Transportation Services — 0.2%
10,334,223	Uber Technologies, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 3.957%, 2/25/2027(b)(h)	10,282,552
4,649,710	WEX, Inc., 2021 Term Loan, 1-month LIBOR + 2.250%, 2.707%, 3/31/2028(b)(h)	4,587,450

		14,870,002

	Wireless — 0.2%
2,244,903	Asurion LLC, 2018 Term Loan B6, 1-month LIBOR + 3.125%, 3.582%, 11/03/2023(b)(h)	2,229,189
15,619,155	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.707%, 12/23/2026(b)(h)	15,261,164

		17,490,353

	Total Senior Loans (Identified Cost $433,774,008)	429,679,179

Collateralized Loan Obligations — 1.5%
1,585,000	AMMC CLO Ltd., Series 2018-22A, Class D, 3-month LIBOR + 2.700%, 2.958%, 4/25/2031, 144A(b)	1,527,820
400,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 1.741%, 10/15/2030, 144A(b)	395,448
1,165,000	Bain Capital Credit CLO, Series 2019-1A, Class CR, 3-month LIBOR + 2.1500%, 2.398%, 4/19/2034, 144A(b)	1,160,969
420,000	Bain Capital Credit CLO Ltd., Series 2021-4A, Class D, 3-month LIBOR + 3.100%, 3.226%, 10/20/2034, 144A(b)	408,363
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3-month LIBOR + 1.550%, 1.791%, 7/15/2032, 144A(b)	1,380,127
400,000	Battalion Clo XIX Ltd., Series 2021-19A, Class D, 3-month LIBOR + 3.250%, 3.491%, 4/15/2034, 144A(b)	397,481
1,675,000	Betony CLO Ltd., Series 18-1A, Class A2, 3-month LIBOR + 1.600%, 1.899%, 4/30/2031, 144A(b)	1,654,543
1,575,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3-month LIBOR + 1.750%, 2.008%, 7/25/2034, 144A(b)	1,557,236
2,035,000	Carbone CLO Ltd., Series 2017-1A, Class A1, 3-month LIBOR + 1.140%, 1.394%, 1/20/2031, 144A(b)	2,025,665
400,000	CarVal CLO II Ltd., Series 2019-1A, Class DR, 3-month LIBOR + 3.200%, 3.454%, 4/20/2032, 144A(b)	395,520

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
$3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 3.204%, 7/20/2032, 144A(b)	$3,430,468
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3-month LIBOR + 1.650%, 1.891%, 7/17/2034, 144A(b)	519,846
540,000	CIFC Funding Ltd., Series 2019-3A, Class CR, 3-month LIBOR + 3.050%, 3.291%, 10/16/2034, 144A(b)	530,079
1,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3-month LIBOR + 1.650%, 1.891%, 7/15/2036, 144A(b)	1,920,567
2,165,000	CIFC Funding Ltd., Series 18-2RA, Class A2, 3-month LIBOR + 1.2500%, 1.504%, 1/20/2028, 144A(b)	2,150,059
2,500,000	CIFC Funding Ltd., Series 2019-5A, Class CR, 3-month LIBOR + 3.1500%, 3.387%, 1/15/2035, 144A(b)	2,466,048
3,900,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3-month LIBOR + 3.100%, 3.354%, 10/20/2034, 144A(b)	3,827,990
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3-month LIBOR + 3.000%, 3.128%, 1/23/2035, 144A(b)	7,018,166
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3-month LIBOR + 1.170%, 1.424%, 7/20/2034, 144A(b)	7,567,695
5,450,000	Dryden CLO Ltd., Series 2020-78A, Class A, 3-month LIBOR + 1.180%, 1.421%, 4/17/2033, 144A(b)	5,409,021
2,520,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, 3-month LIBOR + 1.160%, 1.414%, 10/20/2034, 144A(b)	2,497,960
2,700,000	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3-month LIBOR + 1.240%, 1.481%, 4/15/2033, 144A(b)	2,688,741
550,000	Fortress Credit BSL XII Ltd., Series 2021-4A, Class D, 3-month LIBOR + 3.650%, 3.786%, 10/15/2034, 144A(b)	534,513
1,650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 2.950%, 3.191%, 10/15/2030, 144A(b)	1,629,223
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3-month LIBOR + 1.37500%, 1.616%, 1/17/2030, 144A(b)	1,177,448
1,650,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class DR, 3-month LIBOR + 3.150%, 3.391%, 10/15/2034, 144A(b)	1,629,390
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3-month LIBOR + 1.3500%, 1.604%, 4/20/2034, 144A(b)	1,219,196
4,320,000	Magnetite XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.0500%, 3.171%, 1/25/2035, 144A(b)	4,238,356
1,900,000	Magnetite Xxx Ltd., Series 2021-30A, Class D, 3-month LIBOR + 2.950%, 3.082%, 10/25/2034, 144A(b)	1,846,792
3,410,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2021-40A, Class B, 3-month LIBOR + 1.400%, 1.641%, 4/16/2033, 144A(b)	3,358,744
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.800%, 2.924%, 10/20/2034, 144A(b)	2,661,994
1,150,000	OCP CLO Ltd., Series 2021-21A, Class D, 3-month LIBOR + 2.950%, 3.204%, 7/20/2034, 144A(b)	1,120,099
7,630,000	OHA Credit Funding Ltd., Series 2021-8A, Class B1, 3-month LIBOR + 1.500%, 1.741%, 1/18/2034, 144A(b)	7,525,889
720,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, 3-month LIBOR + 2.900%, 3.380%, 2/20/2034, 144A(b)	700,948
3,895,000	OHA Credit Partners XIII Ltd., Series 2016-13A, Class DR, 3-month LIBOR + 3.200%, 3.455%, 10/25/2034, 144A(b)	3,846,235
5,655,000	Palmer Square Loan Funding Ltd., Series 2020-2A, Class C, 3-month LIBOR + 3.000%, 3.254%, 4/20/2028, 144A(b)	5,655,249
3,890,000	Palmer Square Loan Funding Ltd., Series 2019-4A, Class C, 3-month LIBOR + 3.250%, 3.509%, 10/24/2027, 144A(b)	3,890,265
2,120,000	Palmer Square Loan Funding Ltd., Series 2020-4A, Class C, 3-month LIBOR + 3.600%, 4.098%, 11/25/2028, 144A(b)	2,121,079
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3-month LIBOR + 1.750%, 1.879%, 10/15/2034, 144A(b)	5,615,880
3,730,000	PPM CLO Ltd., Series 2021-5A, Class B, 3-month LIBOR + 1.700%, 1.819%, 10/18/2034, 144A(b)	3,644,389
3,250,000	Riserva CLO Ltd., Series 2016-3A, Class DRR, 3-month LIBOR + 3.2500%, 3.491%, 1/18/2034, 144A(b)	3,218,628
400,000	Symphony CLO XIV Ltd., Series 2014-14A, Class CR, 3-month LIBOR + 2.100%, 2.338%, 7/14/2026, 144A(b)	400,072
940,000	Telos CLO Ltd., Series 2014-5A, Class DR, 3-month LIBOR + 3.300%, 3.541%, 4/17/2028, 144A(b)	929,997
657,897	WhiteHorse IX Ltd., Series 2014-9A, Class C, 3-month LIBOR + 2.700%, 2.941%, 7/17/2026, 144A(b)	657,947

	Total Collateralized Loan Obligations (Identified Cost $108,914,780)	108,552,145

Short-Term Investments — 8.1%
467,373,794	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $467,373,793 on 4/01/2022 collateralized by $403,979,700 U.S. Treasury Bond, 3.375% due 11/15/2048 valued at $476,721,321 including accrued interest (Note 2 of Notes to Financial Statements)	467,373,794
70,615,000	U.S. Treasury Bills, 0.050%-0.060%, 4/14/2022(m)(n)	70,611,398
60,745,000	U.S. Treasury Bills, 0.050%-0.065%, 4/12/2022(m)(n)	60,742,401

	Total Short-Term Investments (Identified Cost $598,731,324)	598,727,593

	Total Investments — 104.9% (Identified Cost $8,104,683,284)	7,751,253,521
	Other assets less liabilities — (4.9)%	(365,378,558)

	Net Assets — 100.0%	$7,385,874,963

Bonds and Notes Sold Short — (1.0)%
	Mortgage Related — (1.0)%
$68,805,000	UMBS® (TBA), 4.000%, 4/01/2052(g) (Proceeds $71,422,815)	$(70,267,106)

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $153,360 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.00%, to which the spread is added.
(i)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2022 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $1,990,579,038 or 27.0% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

MXN	Mexican Peso
UYU	Uruguayan Peso

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2022	1,636	$199,633,599	$201,023,500	$1,389,901

Industry Summary at March 31, 2022 (Unaudited)

Mortgage Related	26.7%
Treasuries	14.8
Banking	8.6
Technology	3.2
Sovereigns	3.0
Finance Companies	2.6
Electric	2.3
Government Owned – No Guarantee	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	29.9
Short-Term Investments	8.1
Collateralized Loan Obligations	1.5

Total Investments	104.9
Other assets less liabilities (including futures contracts and securities sold short )	(4.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.4% of Net Assets
Non-Convertible Bonds — 87.0%
	Aerospace & Defense — 3.2%
$125,000	Boeing Co. (The), 2.196%, 2/04/2026	$118,177
20,000	Boeing Co. (The), 2.250%, 6/15/2026	18,904
20,000	Boeing Co. (The), 2.950%, 2/01/2030	18,531
5,000	Boeing Co. (The), 3.100%, 5/01/2026	4,913
10,000	Boeing Co. (The), 3.200%, 3/01/2029	9,529
5,000	Boeing Co. (The), 3.250%, 2/01/2035	4,465
5,000	Boeing Co. (The), 3.375%, 6/15/2046	4,136
5,000	Boeing Co. (The), 3.500%, 3/01/2039	4,303
15,000	Boeing Co. (The), 3.550%, 3/01/2038	13,184
220,000	Boeing Co. (The), 3.625%, 2/01/2031	214,136
5,000	Boeing Co. (The), 3.625%, 3/01/2048	4,243
40,000	Boeing Co. (The), 3.750%, 2/01/2050	35,784
15,000	Boeing Co. (The), 3.825%, 3/01/2059	12,320
10,000	Boeing Co. (The), 3.850%, 11/01/2048	8,768
15,000	Boeing Co. (The), 3.900%, 5/01/2049	13,535
30,000	Boeing Co. (The), 3.950%, 8/01/2059	25,989
40,000	Boeing Co. (The), 5.150%, 5/01/2030	42,658
10,000	Boeing Co. (The), 5.805%, 5/01/2050	11,547
30,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	30,321
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	20,801
5,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	4,693
125,000	Textron, Inc., 3.000%, 6/01/2030	119,288

		740,225

	Airlines — 0.5%
73,308	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	65,628
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	15,112
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	14,944
12,960	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	12,719

		108,403

	Automotive — 1.6%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	54,429
40,000	Ford Motor Co., 3.250%, 2/12/2032	35,725
40,000	Ford Motor Co., 9.000%, 4/22/2025	45,805
170,000	General Motors Co., 5.200%, 4/01/2045	172,070
40,000	General Motors Co., 6.250%, 10/02/2043	45,352
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(a)	5,239

		358,620

	Banking — 10.8%
40,000	Ally Financial, Inc., 2.200%, 11/02/2028	36,135
65,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(a)	61,185
50,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(a)	45,500
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026(b)	277,904
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	184,206
215,000	Citigroup, Inc., 4.450%, 9/29/2027	221,759
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	245,830
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	141,447
120,000	Goldman Sachs Group, Inc. (The), (fixed rate to 1/24/2024, variable rate thereafter), 1.757%, 1/24/2025	116,988
390,000	Morgan Stanley, 3.625%, 1/20/2027(b)	393,353
80,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	76,266
	Banking — continued
$200,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027(b)	$182,844
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	112,100
200,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	184,405
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(b)	206,221

		2,486,143

	Brokerage — 1.0%
15,000	Jefferies Group LLC, 6.250%, 1/15/2036	17,540
180,000	Jefferies Group LLC, 6.500%, 1/20/2043	215,646

		233,186

	Building Materials — 0.2%
35,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	36,313

	Cable Satellite — 4.5%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	113,935
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	112,595
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	32,593
90,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	72,780
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	156,735
200,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	167,572
15,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	14,756
100,000	DISH DBS Corp., 5.125%, 6/01/2029	85,159
110,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	104,775
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	184,984

		1,045,884

	Chemicals — 1.4%
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	73,062
15,000	FMC Corp., 3.450%, 10/01/2029	14,734
60,000	Hercules LLC, 6.500%, 6/30/2029	63,759
200,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	177,456

		329,011

	Construction Machinery — 0.6%
90,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	87,675
20,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	19,461
35,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	33,689

		140,825

	Consumer Cyclical Services — 2.3%
185,000	Expedia Group, Inc., 3.250%, 2/15/2030	176,097
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	45,974
325,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	304,687
5,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,331

		532,089

	Electric — 1.5%
15,000	AES Corp. (The), 2.450%, 1/15/2031	13,414
5,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	4,953
85,000	Calpine Corp., 3.750%, 3/01/2031, 144A	76,091
40,000	Calpine Corp., 5.125%, 3/15/2028, 144A	38,103
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	20,031
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	35,014

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	$34,203
140,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	112,708
20,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	19,195

		353,712

	Finance Companies — 7.0%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	146,199
105,000	Air Lease Corp., 3.125%, 12/01/2030	97,074
205,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	188,816
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(a)	35,900
125,000	Aircastle Ltd., 4.125%, 5/01/2024	124,794
15,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	13,725
60,000	Ares Capital Corp., 2.875%, 6/15/2028	53,118
65,000	Ares Capital Corp., 3.200%, 11/15/2031	55,085
25,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	22,960
30,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	27,700
115,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	102,016
40,000	FS KKR Capital Corp., 3.125%, 10/12/2028	35,659
35,000	FS KKR Capital Corp., 3.400%, 1/15/2026	33,886
75,000	Hercules Capital, Inc., 3.375%, 1/20/2027	70,409
75,000	Navient Corp., 5.000%, 3/15/2027	71,437
35,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	32,068
10,000	OneMain Finance Corp., 7.125%, 3/15/2026	10,689
50,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	44,815
50,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	43,609
60,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	54,188
110,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	100,996
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	68,539
155,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	140,275
55,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	48,174

		1,622,131

	Financial Other — 1.1%
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	27,525
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	112,864
35,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	33,380
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	75,834

		249,603

	Food & Beverage — 2.5%
30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	29,850
20,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	18,500
145,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	143,782
95,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	100,095
10,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	8,743
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	50,469
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	54,027
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	172,437

		577,903

	Gaming — 0.8%
20,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	18,146
85,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029, 144A	83,512
	Gaming — continued
$15,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	$13,428
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	57,007
5,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	5,238

		177,331

	Government Owned – No Guarantee — 0.1%
25,000	EcoPetrol S.A., 4.625%, 11/02/2031	22,625

	Health Insurance — 0.7%
90,000	Centene Corp., 2.500%, 3/01/2031	79,428
35,000	Centene Corp., 2.625%, 8/01/2031	31,150
20,000	Centene Corp., 3.000%, 10/15/2030	18,369
5,000	Centene Corp., 4.625%, 12/15/2029	5,041
20,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	19,019

		153,007

	Healthcare — 1.6%
25,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	23,500
15,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	13,634
75,000	Cigna Corp., 4.375%, 10/15/2028	78,894
5,000	Encompass Health Corp., 4.750%, 2/01/2030	4,800
165,000	HCA, Inc., 4.125%, 6/15/2029	168,185
15,000	HCA, Inc., 5.250%, 6/15/2049	16,427
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	24,531
30,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	30,488

		360,459

	Home Construction — 1.0%
90,000	Lennar Corp., 4.750%, 11/29/2027	93,756
75,000	MDC Holdings, Inc., 3.966%, 8/06/2061	57,946
70,000	PulteGroup, Inc., 6.000%, 2/15/2035	78,791

		230,493

	Independent Energy — 3.4%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	149,435
5,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	4,459
20,000	Continental Resources, Inc., 3.800%, 6/01/2024	20,073
85,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	92,973
10,000	Coterra Energy, Inc., 4.375%, 6/01/2024, 144A	10,201
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	19,101
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	24,037
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	38,090
5,000	EQT Corp., 3.125%, 5/15/2026, 144A	4,856
30,000	EQT Corp., 3.625%, 5/15/2031, 144A	28,650
15,000	EQT Corp., 3.900%, 10/01/2027	14,957
10,000	EQT Corp., 5.000%, 1/15/2029	10,323
55,000	Hess Corp., 4.300%, 4/01/2027	56,435
60,000	Hess Corp., 5.600%, 2/15/2041	67,419
15,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	13,875
45,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	42,075
15,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	14,250
5,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	4,700
5,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	4,781
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	31,800
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	47,698
20,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	21,027
50,000	Ovintiv, Inc., 6.500%, 8/15/2034	59,346
5,000	Southwestern Energy Co., 4.750%, 2/01/2032	4,994

		785,555

	Industrial Other — 0.1%
20,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	18,125

	Leisure — 0.9%
55,000	Carnival Corp., 5.750%, 3/01/2027, 144A	52,452
30,000	Carnival Corp., 6.000%, 5/01/2029, 144A	28,270

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	Leisure — continued
$30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	$28,505
25,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	24,688
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	9,273
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	57,199

		200,387

	Life Insurance — 1.0%
50,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	45,556
55,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	52,414
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	84,292
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	28,714
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	31,621

		242,597

	Lodging — 1.3%
60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	54,450
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	37,758
10,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	9,291
25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	23,857
5,000	Hyatt Hotels Corp., (Step to 5.625% on 4/23/2022), 5.375%, 4/23/2025	5,249
3,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	3,185
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	25,892
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	18,254
20,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	18,850
45,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	41,729
75,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	69,750

		308,265

	Media Entertainment — 2.0%
25,000	AMC Networks, Inc., 4.250%, 2/15/2029	23,330
60,000	Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/2027, 144A	59,351
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	81,175
75,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	74,156
15,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	15,073
25,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	25,141
10,000	Netflix, Inc., 4.875%, 4/15/2028	10,488
135,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	144,004
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	5,413
5,000	Netflix, Inc., 5.875%, 11/15/2028	5,511
15,000	Netflix, Inc., 6.375%, 5/15/2029	16,962

		460,604

	Metals & Mining — 3.5%
25,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	24,982
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	207,369
35,000	ArcelorMittal S.A., 7.000%, 10/15/2039	41,081
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	209,500
45,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	42,566
25,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	25,563
40,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	44,402
10,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	11,199
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	134,306
	Metals & Mining — continued
$20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	$20,061
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	33,980
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	9,575

		804,584

	Midstream — 2.6%
115,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	122,581
55,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	49,500
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	10,285
55,000	Energy Transfer LP, 4.000%, 10/01/2027	55,354
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	25,275
35,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	35,137
15,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	14,154
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	83,037
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	14,713
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	30,989
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	32,841
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	14,397
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	61,461
10,000	Western Midstream Operating LP, 4.550%, 2/01/2030	9,950
20,000	Western Midstream Operating LP, 5.300%, 3/01/2048	19,800
5,000	Western Midstream Operating LP, 5.450%, 4/01/2044	5,069
10,000	Western Midstream Operating LP, 5.750%, 2/01/2050	9,750

		594,293

	Paper — 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	42,368

	Pharmaceuticals — 1.9%
10,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	9,575
65,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	53,532
10,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	7,856
50,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	38,918
5,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	4,100
5,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	4,476
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	50,500
70,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	63,377
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	196,250

		428,584

	Property & Casualty Insurance — 1.2%
175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	154,993
65,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	63,356
55,000	Stewart Information Services Corp., 3.600%, 11/15/2031	50,057

		268,406

	REITs – Apartments — 0.0%
10,000	American Homes 4 Rent, 2.375%, 7/15/2031	8,828

	REITs – Diversified — 0.1%
15,000	EPR Properties, 3.600%, 11/15/2031	13,599

	REITs – Mortgage — 0.1%
15,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	14,375

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Office Property — 0.0%
$10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	$8,977

	REITs – Shopping Centers – 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	115,384
75,000	SITE Centers Corp., 3.625%, 2/01/2025	75,049

		190,433

	Restaurants — 0.7%
125,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	120,000
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	43,528

		163,528

	Retailers — 0.8%
55,000	Carvana Co., 5.625%, 10/01/2025, 144A	51,857
90,263	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	93,997
20,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	19,001
10,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	9,125
10,000	Tapestry, Inc., 3.050%, 3/15/2032	9,088

		183,068

	Sovereigns — 0.8%
200,000	Mexico Government International Bond, 4.280%, 8/14/2041	186,434

	Technology — 5.1%
85,000	Avnet, Inc., 4.625%, 4/15/2026	87,261
55,000	Broadcom, Inc., 4.300%, 11/15/2032	55,812
90,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	83,381
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	112,915
60,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	55,261
5,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	4,738
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	58,800
35,000	Jabil, Inc., 1.700%, 4/15/2026	32,400
30,000	Marvell Technology, Inc., 2.450%, 4/15/2028	27,584
25,000	Marvell Technology, Inc., 2.950%, 4/15/2031	23,109
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	276,959
25,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	22,470
60,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	56,892
60,000	Oracle Corp., 3.950%, 3/25/2051	52,453
60,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	54,561
55,000	S&P Global, Inc., 4.250%, 5/01/2029, 144A	57,875
10,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	11,086
60,000	TD SYNNEX Corp., 1.750%, 8/09/2026, 144A	54,952
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	36,089
5,000	Western Digital Corp., 2.850%, 2/01/2029	4,568
5,000	Western Digital Corp., 3.100%, 2/01/2032	4,477

		1,173,643

	Treasuries — 15.6%
135,000	U.S. Treasury Bond, 1.125%, 8/15/2040	105,833
255,000	U.S. Treasury Bond, 1.875%, 2/15/2051	222,816
1,510,000	U.S. Treasury Note, 0.125%, 1/31/2023(b)(c)	1,492,128
780,000	U.S. Treasury Note, 0.125%, 4/30/2023(b)	766,228
805,000	U.S. Treasury Note, 0.250%, 9/30/2023(b)	782,642
230,000	U.S. Treasury Note, 1.500%, 2/29/2024	226,649

		3,596,296

	Wireless — 2.5%
80,000	Crown Castle International Corp., 2.500%, 7/15/2031	71,364
70,000	SBA Communications Corp., 3.125%, 2/01/2029	63,673
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	123,647
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	61,164
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	266,017

		585,865

	Total Non-Convertible Bonds (Identified Cost $21,355,897)	20,036,777

Convertible Bonds – 5.4%
	Airlines – 0.6%
$20,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	$18,609
90,000	Southwest Airlines Co., 1.250%, 5/01/2025	122,130

		140,739

	Cable Satellite — 1.4%
25,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025(d)	24,254
340,000	DISH Network Corp., 3.375%, 8/15/2026	305,830

		330,084

	Consumer Cyclical Services — 0.3%
20,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.003%, 2/15/2026(e)	16,710
55,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.532%, 12/15/2025(e)	49,300

		66,010

	Gaming — 0.1%
10,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	20,110

	Healthcare — 0.5%
140,000	Teladoc Health, Inc., 1.250%, 6/01/2027	118,090

	Leisure — 0.2%
60,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	54,956

	Media Entertainment — 0.5%
30,000	Bilibili, Inc., 0.500%, 12/01/2026, 144A	21,975
25,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(d)	20,988
75,000	Zynga, Inc., Zero Coupon, 0.456%-1.992%, 12/15/2026(e)	76,350

		119,313

	Pharmaceuticals — 1.4%
240,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	240,309
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027(d)	12,031
25,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(d)	23,252
40,000	Livongo Health, Inc., 0.875%, 6/01/2025	40,520

		316,112

	Technology — 0.4%
25,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	20,828
65,000	Splunk, Inc., 1.125%, 6/15/2027	62,075

		82,903

	Total Convertible Bonds (Identified Cost $1,356,166)	1,248,317

	Total Bonds and Notes (Identified Cost $22,712,063)	21,285,094

Collateralized Loan Obligations — 3.2%
250,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.154%, 4/20/2034, 144A(f)	238,768
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.900%, 3.141%, 7/15/2030, 144A(f)	245,576
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.504%, 4/20/2034, 144A(f)	243,528

	Total Collateralized Loan Obligations (Identified Cost $750,000)	727,872

Shares
Preferred Stocks — 2.3%
Convertible Preferred Stocks — 2.3%
	Banking — 1.0%
97	Bank of America Corp., Series L, 7.250%	127,312
83	Wells Fargo & Co., Class A, Series L, 7.500%	109,975

		237,287

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Credit Income Fund – (continued)

Shares	Description	Value (†)
	Technology — 0.1%
273	Clarivate PLC, Series A, 5.250%	$18,529

	Wireless — 1.2%
250	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(h)	278,750

	Total Convertible Preferred Stocks (Identified Cost $591,279)	534,566

	Total Preferred Stocks (Identified Cost $591,279)	534,566

Principal Amount
Short-Term Investments — 1.5%
$355,617	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $355,617 on 4/01/2022 collateralized by $364,100 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $362,791 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $355,617)	355,617

	Total Investments — 99.4% (Identified Cost $24,408,959)	22,903,149
	Other assets less liabilities — 0.6%	137,628

	Net Assets — 100.0%	$23,040,777

(†)	See Note 2 of Notes to Financial Statements.
(a)	Perpetual bond with no specified maturity date.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of this security amounted to $278,750 or 1.2% of net assets. See Note 2 of Notes to Financial Statements.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $7,573,678 or 32.9% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	15	$2,097,275	$2,032,031	$65,244

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	15.6%
Banking	11.8
Finance Companies	7.0
Cable Satellite	5.9
Technology	5.6
Wireless	3.7
Metals & Mining	3.5
Independent Energy	3.4
Pharmaceuticals	3.3
Aerospace & Defense	3.2
Consumer Cyclical Services	2.6
Midstream	2.6
Media Entertainment	2.5
Food & Beverage	2.5
Healthcare	2.1
Other Investments, less than 2% each	19.4
Collateralized Loan Obligations	3.2
Short-Term Investments	1.5

Total Investments	99.4
Other assets less liabilities (including futures contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.3% of Net Assets
	Canada — 0.4%
646,549	Canada Goose Holdings, Inc.(a)	$16,989,269
22,985	Descartes Systems Group, Inc. (The)(a)	1,682,852

		18,672,121

	France — 2.2%
607,804	Dassault Systemes SE	29,860,559
94,127	LVMH Moet Hennessy Louis Vuitton SE	67,187,729

		97,048,288

	Hong Kong — 0.8%
3,332,200	AIA Group Ltd.	34,794,423

	India — 1.1%
2,507,735	HDFC Bank Ltd.	48,298,498

	Japan — 1.2%
1,570,861	Nomura Research Institute Ltd.	51,252,926

	Netherlands — 3.2%
210,316	ASML Holding NV	140,537,665

	Sweden — 1.4%
1,212,567	Atlas Copco AB, Class A	62,939,413

	Taiwan — 1.9%
4,172,000	Taiwan Semiconductor Manufacturing Co. Ltd.	85,582,376

	United Kingdom — 3.6%
798,070	Halma PLC	26,110,536
414,707	Linde PLC	132,469,857

		158,580,393

	United States — 51.5%
313,590	Accenture PLC, Class A	105,751,956
117,905	Adobe, Inc.(a)	53,719,876
843,730	Airbnb, Inc., Class A(a)	144,919,065
5,639	Alphabet, Inc., Class C(a)	15,749,671
46,899	Alphabet, Inc., Class A(a)	130,442,534
46,054	Amazon.com, Inc.(a)	150,133,737
88,173	Azenta, Inc.	7,307,778
195,384	Copart, Inc.(a)	24,514,830
163,032	Costco Wholesale Corp.	93,881,977
492,713	Cummins, Inc.	101,060,363
427,719	Danaher Corp.	125,462,814
773,946	Dropbox, Inc., Class A(a)	17,994,245
226,363	Estee Lauder Cos., Inc. (The), Class A	61,643,172
226,305	Goldman Sachs Group, Inc. (The)	74,703,281
262,853	Home Depot, Inc. (The)	78,679,788
498,220	IQVIA Holdings, Inc.(a)	115,193,446
390,858	Mastercard, Inc., Class A	139,684,832
298,750	Meta Platforms, Inc., Class A(a)	66,430,050
47,995	Mettler-Toledo International, Inc.(a)	65,906,254
419,574	NVIDIA Corp.	114,484,962
207,663	Roper Technologies, Inc.	98,064,699
261,434	S&P Global, Inc.	107,234,998
556,196	salesforce.com, inc.(a)	118,091,535
273,850	Sherwin-Williams Co. (The)	68,358,437
267,513	Texas Instruments, Inc.	49,083,285
232,426	UnitedHealth Group, Inc.	118,530,287
66,428	VeriSign, Inc.(a)	14,777,573

		2,261,805,445

	Total Common Stocks (Identified Cost $2,187,396,313)	2,959,511,548

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 31.3%
Non-Convertible Bonds — 29.0%
	Australia — 0.7%
3,010,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(b)	$2,356,560
10,700,000	Australia Government Bond, Series 164, 0.500%, 9/21/2026, (AUD)(b)	7,305,994
800,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	756,720
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A	675,300
3,560,000	Glencore Funding LLC, 1.625%, 9/01/2025, 144A	3,328,600
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033, 144A(b)	4,437,835
4,000,000	Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027, 144A(b)	3,609,972
11,610,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)(b)	7,656,796
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	94,439
1,370,000	Westpac Banking Corp., 1.953%, 11/20/2028(b)	1,261,855

		31,484,071

	Belgium — 0.1%
2,745,000	Anheuser-Busch InBev S.A., EMTN, 2.000%, 1/23/2035, (EUR)	3,027,394
1,690,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,832,256

		4,859,650

	Brazil — 0.7%
1,035,000	Braskem Netherlands Finance BV, 4.500%, 1/10/2028	1,021,235
1,785,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,727,505
53,329(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2031, (BRL)	10,288,655
2,685,000	Brazilian Government International Bond, 4.500%, 5/30/2029	2,632,374
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,087,431
2,980,000	BRF S.A., 4.875%, 1/24/2030	2,841,430
650,000	Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030, 144A	607,750
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	400,100
1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,111,011
2,465,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	2,586,894
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	154,599
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	595,125
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,269,410
1,185,000	Suzano Austria GmbH, 3.125%, 1/15/2032	1,049,175
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	517,825

		28,890,519

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Canada — 3.3%
$790,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	$712,608
363,716	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	349,033
734,616	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(b)	697,716
505,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	465,883
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	1,127,895
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,031,044
4,500,000	Bank of Montreal, (fixed rate to 1/22/2026, variable rate thereafter), MTN, 0.949%, 1/22/2027(b)	4,129,200
2,675,000	Bank of Nova Scotia (The), 1.050%, 3/02/2026(b)	2,453,872
2,525,000	Bank of Nova Scotia (The), 1.300%, 9/15/2026(b)	2,321,921
2,835,000	Bell Telephone Co. of Canada/Bell Canada (The), MTN, 3.600%, 9/29/2027, (CAD)	2,252,398
1,735,000	Brookfield Finance I UK PLC, 2.340%, 1/30/2032	1,542,273
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,019,297
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,216,173
1,220,000	Canada Housing Trust No. 1, 1.550%, 12/15/2026, 144A, (CAD)(b)	925,557
35,055,000	Canadian Government Bond, 0.500%, 9/01/2025, (CAD)(b)	26,329,315
62,805,000	Canadian Government Bond, 1.500%, 12/01/2031, (CAD)	46,370,652
970,000	Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023(b)	984,432
1,800,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(b)	1,800,286
2,465,000	Canadian Pacific Railway Co., 1.750%, 12/02/2026	2,321,959
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(b)	881,044
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)(b)	3,567,096
430,000	Enbridge, Inc., 2.900%, 7/15/2022	431,086
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,532,658
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)(b)	2,304,335
182,519	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	142,469
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)(b)	3,574,288
5,000,000	Province of British Columbia Canada, Series 10, 1.750%, 9/27/2024(b)	4,909,746
2,355,000	Province of Quebec Canada, 2.300%, 9/01/2029, (CAD)(b)	1,800,511
2,725,000	Royal Bank of Canada, 0.875%, 1/20/2026(b)	2,504,957
2,040,000	Royal Bank of Canada, 1.200%, 4/27/2026(b)	1,887,958
2,475,000	Royal Bank of Canada, GMTN, 2.250%, 11/01/2024(b)	2,440,281
2,960,000	Shaw Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,222,409
	Canada — continued
$7,170,000	Toronto-Dominion Bank (The), 1.950%, 1/12/2027(b)	$6,790,781
2,500,000	Toronto-Dominion Bank (The), 2.100%, 7/15/2022, 144A(b)	2,505,110
1,690,000	Toronto-Dominion Bank (The), GMTN, 3.500%, 7/19/2023(b)	1,717,718
1,675,000	Toronto-Dominion Bank (The), MTN, 1.150%, 6/12/2025(b)	1,580,799
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,598,923

		143,443,683

	Chile — 0.4%
715,000	Banco de Chile, 2.990%, 12/09/2031, 144A(b)	659,838
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031, 144A(b)	2,411,981
950,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	976,134
1,500,000	Chile Government International Bond, 2.450%, 1/31/2031(b)	1,404,795
1,005,000	Chile Government International Bond, 2.550%, 1/27/2032(b)	944,318
2,580,000	Colbun S.A., 3.150%, 3/06/2030	2,390,396
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A(b)	1,866,948
570,000	Corp. Nacional del Cobre de Chile, 3.750%, 1/15/2031, 144A(b)	570,471
595,000	Empresa Nacional de Telecomunicaciones S.A., 3.050%, 9/14/2032, 144A	539,962
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031, 144A(b)	1,815,541
525,000	Enel Chile S.A., 4.875%, 6/12/2028	543,853
2,690,000	Engie Energia Chile S.A., 3.400%, 1/28/2030	2,474,827
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	813,008
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A	1,142,400

		18,554,472

	China — 1.0%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(b)	902,677
795,000	Baidu, Inc., 3.875%, 9/29/2023(b)	802,982
98,500,000	China Government Bond, 2.200%, 7/27/2025, (CNY)(b)	15,255,368
6,500,000	China Government Bond, 3.390%, 5/21/2025, (CNH)(b)	1,043,786
500,000	China Government Bond, 3.480%, 6/29/2027, (CNH)	81,210
25,000,000	China Government Bond, 3.900%, 7/04/2036, (CNH)(b)	4,270,462
67,500,000	China Government Bond, 4.000%, 11/30/2035, (CNY)(b)	11,678,948
2,600,000	Country Garden Holdings Co. Ltd., 2.700%, 7/12/2026	1,844,778
2,800,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	1,933,764
2,435,000	Country Garden Holdings Co. Ltd., 8.000%, 1/27/2024	2,089,303
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(b)	906,765
2,750,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)(d)	682,880
2,750,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(c)(d)	701,223
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031, 144A(b)	570,869

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	China — continued
$500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(b)	$499,715
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A(b)	1,168,238
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,239,850

		45,672,818

	Colombia — 0.4%
1,395,000	Colombia Government International Bond, 3.125%, 4/15/2031	1,180,519
2,536,000	Ecopetrol S.A., 5.875%, 5/28/2045	2,221,790
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,157,260
1,026,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,088,714
1,035,000	Millicom International Cellular S.A., 6.625%, 10/15/2026	1,060,875
575,000	Republic of Colombia, 3.875%, 4/25/2027	551,241
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	1,707,051
29,559,900,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)	7,331,512
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	898,832

		17,197,794

	Denmark — 0.1%
2,055,000	Orsted A/S, EMTN, 2.125%, 5/17/2027, (GBP)	2,664,785

	Dominican Republic — 0.1%
2,160,000	Dominican Republic, 4.500%, 1/30/2030, 144A	1,981,822
1,155,000	Dominican Republic, 4.875%, 9/23/2032, 144A	1,045,287
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	606,514
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,012,034
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	469,625

		5,115,282

	Ecuador — 0.1%
4,275,000	Ecuador Government International Bond, (Step to 5.500% on 7/31/2022), 5.000%, 7/31/2030	3,569,668

	Egypt — 0.1%
1,515,000	Egypt Government International Bond, 5.250%, 10/06/2025	1,457,127
1,435,000	Egypt Government International Bond, 7.625%, 5/29/2032	1,298,305

		2,755,432

	Finland — 0.1%
3,575,000	Nordea Bank Abp, 0.750%, 8/28/2025, 144A(b)	3,293,301

	France — 0.2%
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	207,728
890,000	BNP Paribas S.A., (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A(b)	846,306
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	249,992
4,500,000	Credit Agricole S.A., (fixed rate to 1/26/2026, variable rate thereafter), 1.247%, 1/26/2027, 144A(b)	4,093,986
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)	1,468,095
1,400,000	Engie S.A., 1.250%, 10/24/2041, (EUR)	1,269,510
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 0.625%, 3/27/2023, (EUR)	555,116
500,000	Holding d’Infrastructures de Transport SASU, EMTN, 1.625%, 11/27/2027, (EUR)	542,717
	France — continued
$1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A	$1,023,610
230,000	SPCM S.A., 3.125%, 3/15/2027, 144A	211,600
215,000	SPCM S.A., 3.375%, 3/15/2030, 144A	188,749

		10,657,409

	Germany — 0.3%
1,165,000	BMW U.S. Capital LLC, 3.150%, 4/18/2024, 144A(b)	1,170,981
1,395,000	BMW U.S. Capital LLC, 4.150%, 4/09/2030, 144A(b)	1,464,412
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,508,359
305,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	269,559
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	2,011,342
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,431,216
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)(b)	426,123
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A(b)	1,396,221
490,000	Volkswagen Group of America Finance LLC, 1.625%, 11/24/2027, 144A	435,052
420,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	418,682

		12,531,947

	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032, 144A	1,049,423

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	357,032
1,405,000	AIA Group Ltd., 3.600%, 4/09/2029(b)	1,415,205
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A(b)	1,155,566

		2,927,803

	India — 0.3%
1,195,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	1,028,787
2,480,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027	2,415,931
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,717,190
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,391,203
1,230,000	ICICI Bank Ltd., EMTN, 3.250%, 9/09/2022	1,230,763
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,198,387
2,400,000	Shriram Transport Finance Co. Ltd., 4.150%, 7/18/2025, 144A	2,286,000
2,420,000	Shriram Transport Finance Co. Ltd., 4.400%, 3/13/2024	2,366,760

		15,635,021

	Indonesia — 0.2%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	308,175
50,092,000,000	Indonesia Treasury Bond, Series FR75, 7.500%, 5/15/2038, (IDR)	3,566,306
43,840,000,000	Indonesia Treasury Bond, Series FR82, 7.000%, 9/15/2030, (IDR)	3,104,010
1,475,000	Republic of Indonesia, 2.850%, 2/14/2030	1,450,559

		8,429,050

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Ireland — 0.2%
$645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	$594,811
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,925,236
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,273,970
3,710,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(b)(e)	3,724,172
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)(b)	442,165

		8,960,354

	Israel — 0.7%
10,950,000	State of Israel, 1.000%, 3/31/2030, (ILS)(b)	3,176,464
2,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,777,500
4,140,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	3,748,315
20,421,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	16,030,485
4,475,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,295,776
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	490,222

		30,518,762

	Italy — 0.4%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	204,309
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	612,855
6,965,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	7,464,710
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,769,862
1,975,000	Italy Government International Bond, 2.375%, 10/17/2024	1,941,449
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	3,892,995
630,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	667,286
635,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	624,052
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	191,109

		19,368,627

	Japan — 1.0%
995,386,000(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(b)	8,607,511
2,020,350,000	Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)(b)	15,067,987
2,375,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028(b)	2,243,152
3,000,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 10/13/2026, variable rate thereafter), 1.640%, 10/13/2027(b)	2,757,859
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031(b)	1,765,488
2,000,000	Mizuho Financial Group, Inc., (fixed rate to 7/10/2023, variable rate thereafter), 1.241%, 7/10/2024(b)	1,957,287
	Japan — continued
$2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025(b)	$1,887,743
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,198,884
3,050,000	Sumitomo Mitsui Financial Group, Inc., 1.402%, 9/17/2026(b)	2,782,430
1,445,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029(b)	1,389,612
2,790,000	Toyota Motor Corp., 2.362%, 3/25/2031(b)	2,607,381

		43,265,334

	Korea — 1.1%
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(b)	767,303
160,900,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(b)	2,128,461
636,300,000	Export-Import Bank of Korea, MTN, 6.900%, 2/07/2023, (INR)(b)(c)(d)	8,440,138
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,112,374
1,650,000	Kia Corp., 1.750%, 10/16/2026, 144A	1,537,256
1,060,000	Kia Corp., 2.750%, 2/14/2027, 144A	1,025,094
1,575,000	Kia Corp., 3.000%, 4/25/2023, 144A	1,579,630
2,720,000	Kookmin Bank, 1.375%, 5/06/2026, 144A(b)	2,544,315
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A(b)	1,451,279
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(b)	910,628
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027, 144A(b)	2,246,943
670,000	KT Corp., 2.500%, 7/18/2026, 144A(b)	652,073
1,180,000	LG Chem Ltd., 3.250%, 10/15/2024, 144A	1,182,732
4,500,000,000	Republic of Korea, 0.875%, 12/10/2023, (KRW)(b)	3,629,148
4,500,000,000	Republic of Korea, 1.125%, 9/10/2025, (KRW)(b)	3,520,837
13,130,550,000	Republic of Korea, 1.500%, 12/10/2030, (KRW)(b)	9,625,483
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(b)	1,190,397
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A	776,348
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,410,097
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	161,678

		46,892,214

	Luxembourg — 0.0%
920,000	ArcelorMittal S.A., 6.750%, 3/01/2041	1,088,038

	Malaysia — 0.2%
28,570,000	Malaysia Government Bond, 3.480%, 3/15/2023, (MYR)(b)	6,879,423

	Mexico — 1.1%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	685,987
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	863,802
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	821,567
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	495,475
730,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	761,781
1,905,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,738,332
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	864,627
400,000	Cemex SAB de CV, 7.375%, 6/05/2027, 144A	428,000
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030(b)	1,698,728

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mexico — continued
$1,205,000	Comision Federal de Electricidad, 4.750%, 2/23/2027	$1,232,112
800,000	Gruma SAB de CV, 4.875%, 12/01/2024	829,008
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	330,518
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(b)	760,654
1,707,184(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	7,806,183
1,294,043(††††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)(b)	6,575,287
637,836(††††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	3,254,888
724,558(††††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,496,129
2,665,000	Mexico Government International Bond, 3.250%, 4/16/2030	2,565,249
1,880,000	Mexico Government International Bond, 3.500%, 2/12/2034	1,747,441
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	196,443
1,850,000	Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026, 144A	1,735,836
1,240,000	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,240,012
3,505,000	Petroleos Mexicanos, 5.950%, 1/28/2031	3,235,150
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	112,612
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	841,263
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,155,333
1,010,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023	717,403
2,195,000	Unifin Financiera SAB de CV, 9.875%, 1/28/2029	1,290,879

		48,480,699

	Netherlands — 0.1%
870,000	Cooperatieve Rabobank U.A., 4.375%, 8/04/2025	884,677
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A(b)	1,595,852

		2,480,529

	New Zealand — 0.5%
3,495,000	ANZ New Zealand International Ltd., 1.250%, 6/22/2026, 144A(b)	3,228,252
2,200,000	Bank of New Zealand, 1.000%, 3/03/2026, 144A(b)	2,018,750
5,000,000	Fonterra Co-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)(b)	3,940,636
10,700,000	New Zealand Government Bond, 0.500%, 5/15/2024, (NZD)(b)	7,053,160
6,310,000	New Zealand Government Bond, 1.500%, 5/15/2031, (NZD)(b)	3,778,967
3,575,000	New Zealand Government Bond, 3.000%, 4/20/2029, (NZD)(b)	2,446,882

		22,466,647

	Nigeria — 0.0%
1,975,000	Nigeria Government International Bond, 6.125%, 9/28/2028, 144A	1,812,102

	Norway — 0.4%
$3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027, 144A(b)	$3,365,386
2,790,000	Equinor ASA, 3.625%, 4/06/2040(b)	2,805,923
41,750,000	Norway Government Bond, 1.750%, 2/17/2027, 144A, (NOK)(b)	4,564,409
16,500,000	Norway Government Bond, Series 478, 1.500%, 2/19/2026, 144A, (NOK)(b)	1,804,168
46,500,000	Norway Government Bond, Series 482, 1.375%, 8/19/2030, 144A, (NOK)(b)	4,809,494

		17,349,380

	Panama — 0.0%
1,485,000	Cable Onda S.A., 4.500%, 1/30/2030, 144A	1,448,618

	Paraguay — 0.1%
1,420,000	Paraguay Government International Bond, 4.950%, 4/28/2031, 144A	1,483,914
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	834,000

		2,317,914

	Peru — 0.2%
3,220,000	Corp. Financiera de Desarrollo S.A., 2.400%, 9/28/2027, 144A	2,949,198
2,005,000	Peruvian Government International Bond, 2.392%, 1/23/2026	1,945,231
2,455,000	Peruvian Government International Bond, 3.000%, 1/15/2034	2,288,453
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	1,065,760

		8,248,642

	Philippines — 0.0%
1,060,000	Philippine Government International Bond, 2.457%, 5/05/2030	1,008,325

	Poland — 0.2%
26,400,000	Republic of Poland Government Bond, 1.250%, 10/25/2030, (PLN)(b)	4,626,244
12,970,000	Republic of Poland Government Bond, 3.250%, 7/25/2025, (PLN)(b)	2,869,744

		7,495,988

	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	3,172,196

	Qatar — 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A(b)	1,659,191
1,600,000	Qatar Energy, 2.250%, 7/12/2031, 144A(b)	1,472,224

		3,131,415

	Romania — 0.1%
29,970,000	Romania Government Bond, 4.150%, 10/24/2030, (RON)	5,845,868
1,100,000	Romania Government International Bond, 2.000%, 4/14/2033, 144A, (EUR)	976,396

		6,822,264

	Singapore — 0.3%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	785,093
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A	1,427,423
860,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	826,073
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A(b)	352,100

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Singapore — continued
4,510,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(b)	$3,372,781
10,055,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)(b)	7,389,073

		14,152,543

	South Africa — 0.5%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,269,394
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,543,069
1,420,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024	1,423,550
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	932,325
116,835,000	Republic of South Africa, Series 2035, 8.875%, 2/28/2035, (ZAR)	7,181,605
39,185,000	Republic of South Africa, Series R213, 7.000%, 2/28/2031, (ZAR)	2,234,852
7,585,000	South Africa Government International Bond, 5.750%, 9/30/2049	6,617,913

		21,202,708

	Spain — 0.4%
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., GMTN, 0.750%, 9/11/2022, (EUR)	2,555,570
400,000	Banco Santander S.A., 3.125%, 2/23/2023	402,877
2,000,000	Banco Santander S.A., (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027(b)	1,806,404
600,000	CaixaBank S.A., (fixed rate to 4/17/2025, variable rate thereafter), EMTN, 2.250%, 4/17/2030, (EUR)	660,225
500,000	CaixaBank S.A., (fixed rate to 7/14/2023, variable rate thereafter), EMTN, 2.750%, 7/14/2028, (EUR)	561,855
3,700,000	Cellnex Telecom S.A., EMTN, 1.750%, 10/23/2030, (EUR)	3,574,615
270,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	254,138
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	774,455
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)	492,850
2,525,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)(b)	2,962,324
2,565,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	3,034,467

		17,079,780

	Supranationals — 0.3%
1,495,000	Corporacion Andina de Fomento, 2.375%, 5/12/2023(b)	1,495,552
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(b)	1,119,271
3,360,000	European Investment Bank, 1.750%, 7/30/2024, 144A, (CAD)(b)	2,641,557
2,560,000	International Bank for Reconstruction & Development, 0.250%, 12/23/2022, (SEK)(b)	271,836
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)(b)	7,519,592
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)(b)	1,842,843

		14,890,651

	Sweden — 0.1%
$1,675,000	Svenska Handelsbanken AB, 0.625%, 6/30/2023, 144A(b)	$1,639,310
38,000,000	Sweden Government Bond, 0.125%, 5/12/2031, 144A, (SEK)(b)	3,668,072

		5,307,382

	Switzerland — 0.1%
930,000	Credit Suisse AG, 2.950%, 4/09/2025(b)	919,782
3,855,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A(b)	3,476,814
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027(b)	1,323,299
340,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	339,150

		6,059,045

	Taiwan — 0.0%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031(b)	1,782,673

	Tanzania — 0.1%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,804,380
985,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	973,968

		3,778,348

	Thailand — 0.1%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,576,904
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	951,700

		2,528,604

	Trinidad And Tobago — 0.0%
415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	414,573

	Turkey — 0.4%
2,045,000	Aydem Yenilenebilir Enerji A/S, 7.750%, 2/02/2027, 144A	1,625,898
2,250,000	TC Ziraat Bankasi A/S, 5.375%, 3/02/2026, 144A	2,074,815
2,830,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	2,782,897
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	516,262
2,875,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	2,598,253
6,970,000	Turkey Government International Bond, 5.250%, 3/13/2030	5,864,558
1,345,000	Turkey Government International Bond, 7.625%, 4/26/2029	1,311,106

		16,773,789

	United Arab Emirates — 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(b)	1,650,250
1,295,000	Abu Dhabi Government International Bond, 3.125%, 4/16/2030, 144A(b)	1,322,324

		2,972,574

	United Kingdom — 0.3%
95,000	Avon Products, Inc., 8.450%, 3/15/2043	109,962
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A(b)	1,364,876
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,280,856
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023(b)	646,304

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Kingdom — continued
$1,125,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025(b)	$1,136,847
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A(b)	1,390,796
1,190,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A(b)	1,120,225
235,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)(b)	325,294
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028(b)	888,205
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,304,378
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A	2,193,480
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	288,944
1,035,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)(b)	1,403,188
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,735,939

		15,189,294

	United States — 11.5%
165,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	163,458
315,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(f)	288,225
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	472,200
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(f)	1,077,800
965,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(f)	878,150
435,000	AMC Networks, Inc., 4.250%, 2/15/2029	405,940
1,364,551	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,329,318
1,131,315	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,040,256
311,216	American Airlines Pass Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	298,334
407,061	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	382,433
220,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	221,650
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	254,044
3,975,000	Apple, Inc., Series MPLE, 2.513%, 8/19/2024, (CAD)(b)	3,155,803
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	278,404
2,630,000	Ares Capital Corp., 3.200%, 11/15/2031	2,228,809
1,300,000	Ashland LLC, 3.375%, 9/01/2031, 144A	1,147,250
945,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	861,020
2,410,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	2,296,677
980,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	921,200
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)(b)	2,107,218
675,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	623,249
	United States — continued
$950,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	$909,625
7,660,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	6,308,546
205,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	159,696
1,215,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	954,431
4,007,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	3,118,889
228,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	186,960
370,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	331,254
1,140,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	1,146,099
500,000	Block, Inc., 3.500%, 6/01/2031, 144A	457,500
140,000	Boeing Co. (The), 3.100%, 5/01/2026	137,552
25,000	Boeing Co. (The), 3.250%, 2/01/2035	22,322
165,000	Boeing Co. (The), 3.550%, 3/01/2038	145,023
25,000	Boeing Co. (The), 3.625%, 3/01/2048	21,215
90,000	Boeing Co. (The), 3.750%, 2/01/2050	80,513
635,000	Boeing Co. (The), 3.850%, 11/01/2048	556,751
640,000	Boeing Co. (The), 3.950%, 8/01/2059	554,435
875,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 7.174%, 12/15/2023, 144A(g)	857,225
690,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	598,981
6,085,000	Carnival Corp., 5.750%, 3/01/2027, 144A	5,803,052
2,125,000	Carnival Corp., 6.000%, 5/01/2029, 144A	2,002,472
1,720,000	Carvana Co., 5.500%, 4/15/2027, 144A	1,535,100
260,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	236,318
12,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	11,393,500
3,810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	3,308,966
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	1,466,703
2,510,000	Centene Corp., 2.500%, 3/01/2031	2,215,150
160,000	Centene Corp., 2.625%, 8/01/2031	142,400
975,000	Centene Corp., 3.000%, 10/15/2030	895,508
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	155,624
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	164,281
1,085,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	877,399
6,835,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	5,949,692
1,240,000	Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/2027, 144A	1,226,596
5,315,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	4,616,476
7,265,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	6,691,138
1,565,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	1,413,782
200,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	178,350
920,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	1,006,296
19,925,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	16,663,078
2,060,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,725,992
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	577,483

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$495,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	$440,550
490,000	Dana, Inc., 5.375%, 11/15/2027	486,938
2,235,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	2,011,500
380,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	390,826
940,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)	952,879
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	55,045
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,570
355,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	349,231
705,000	DISH DBS Corp., 5.125%, 6/01/2029	600,371
2,260,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	2,152,650
3,035,000	DISH DBS Corp., 5.875%, 11/15/2024	3,027,412
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,947,260
160,000	Edison International, 4.950%, 4/15/2025	163,694
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	325,863
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	484,438
280,000	EPR Properties, 3.600%, 11/15/2031	253,848
70,000	EQT Corp., 3.125%, 5/15/2026, 144A	67,989
1,555,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,485,025
515,000	EQT Corp., 3.900%, 10/01/2027	513,509
360,000	EQT Corp., 5.000%, 1/15/2029	371,642
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	108,963
3,780,000	Expedia Group, Inc., 2.950%, 3/15/2031	3,499,696
575,000	Ford Motor Co., 3.250%, 2/12/2032	513,550
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,303,186
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,722,547
6,640,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	7,370,732
3,005,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	3,365,119
2,710,000	General Motors Co., 5.200%, 4/01/2045	2,742,998
405,000	General Motors Co., 6.250%, 10/02/2043	459,190
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	110,997
635,000	General Motors Financial Co., Inc., EMTN, 2.250%, 9/06/2024, (GBP)	823,198
770,000	General Motors Financial of Canada Ltd., Series 5, 3.250%, 11/07/2023, (CAD)	615,630
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	440,065
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	417,358
855,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	786,147
975,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,004,367
830,000	HCA, Inc., 3.500%, 9/01/2030	801,833
220,000	HCA, Inc., 5.250%, 6/15/2049	240,935
245,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	231,182
660,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	613,173
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	448,519
3,065,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	2,893,385
1,000,000	Hyundai Capital America, 2.650%, 2/10/2025	968,871
835,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	809,008
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A	1,505,426
	United States — continued
$1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A	$1,588,743
11,250,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	10,321,875
1,180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,158,082
1,085,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	1,036,175
620,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	613,025
1,135,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,080,372
200,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	193,750
795,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	737,947
2,430,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	2,338,875
1,875,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	1,795,313
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,080,985
3,185,000	John Deere Financial, Inc., 1.340%, 9/08/2027, (CAD)(b)	2,266,735
2,435,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	2,414,546
1,970,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050	2,236,994
760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	767,220
345,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	327,771
60,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	60,450
870,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	819,975
44,000	Masco Corp., 6.500%, 8/15/2032	51,851
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)(b)	677,520
2,355,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	2,455,087
1,025,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	979,019
435,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	413,663
490,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	440,418
2,135,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	2,052,375
4,605,000	Nationwide Mutual Insurance Co., 4.350%, 4/30/2050, 144A	4,581,571
1,370,000	Navient Corp., 5.000%, 3/15/2027	1,304,925
421,000	Navient Corp., MTN, 5.625%, 8/01/2033	354,482
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	4,370,736
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	607,331
790,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	732,603
835,000	Netflix, Inc., 4.875%, 4/15/2028	875,710
2,620,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,794,754
310,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	335,575
280,000	Netflix, Inc., 5.875%, 11/15/2028	308,644
530,000	Netflix, Inc., 6.375%, 5/15/2029	599,313
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	25,101
475,000	Novelis Corp., 4.750%, 1/30/2030, 144A	461,161
1,865,000	NRG Energy, Inc., 3.625%, 2/15/2031, 144A	1,640,435
455,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	400,400
300,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	286,869
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,702,362
1,795,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,302,087
420,000	Old Republic International Corp., 4.875%, 10/01/2024	433,644

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$1,170,000	OneMain Finance Corp., 5.625%, 3/15/2023	$1,191,440
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	904,307
2,310,000	OneMain Finance Corp., 7.125%, 3/15/2026	2,469,136
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	136,976
1,490,000	Oracle Corp., 3.950%, 3/25/2051	1,302,581
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,186,928
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	53,303
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	272,105
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	36,307
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	140,982
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	162,772
8,630,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	8,410,201
1,550,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,399,852
2,120,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	2,092,471
1,250,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	1,006,318
1,645,000	Pacific Gas & Electric Co., 3.950%, 12/01/2047	1,361,078
310,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	277,512
1,205,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	1,053,483
70,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	64,750
1,060,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	939,149
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)(b)	2,230,277
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)(b)	1,570,156
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	463,750
890,000	Range Resources Corp., 4.875%, 5/15/2025	900,828
165,000	Range Resources Corp., 5.000%, 3/15/2023	166,155
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,314,212
5,190,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	4,765,173
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,208,697
11,981,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	10,842,805
4,435,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,884,616
2,175,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	2,023,163
4,130,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	3,937,170
810,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	804,145
1,605,000	SBA Communications Corp., 3.125%, 2/01/2029	1,459,940
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,057,225
525,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	549,938
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	414,220
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	153,900
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	314,606
2,785,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	2,750,187
410,000	T-Mobile USA, Inc., 2.400%, 3/15/2029, 144A	375,443
735,000	T-Mobile USA, Inc., 2.700%, 3/15/2032, 144A	668,624
6,900,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	6,562,797
	United States — continued
$5,840,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	$5,495,323
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,815,769
255,000	Tapestry, Inc., 3.050%, 3/15/2032	231,738
420,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	475,440
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	99,179
245,000	Thermo Fisher Scientific, Inc., EMTN, 1.875%, 10/01/2049, (EUR)	242,979
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	83,243
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	88,237
400,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	362,500
1,635,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022(b)	1,635,547
635,000	TransDigm, Inc., 5.500%, 11/15/2027	630,238
50,000	TransDigm, Inc., 7.500%, 3/15/2027	51,500
11,330,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	10,506,536
615,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	571,950
75,000	Travel & Leisure Co., 6.000%, 4/01/2027	77,250
90,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	93,825
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,194
775,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	712,031
63,766	U.S. Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	65,885
251,111	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	241,945
4,495,867	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(h)	4,513,078
4,538,629	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(b)(h)	4,833,906
12,860,293	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(b)(h)	13,408,363
32,370,000	U.S. Treasury Note, 0.125%, 1/31/2023(b)(i)	31,986,871
10,300,000	U.S. Treasury Note, 0.125%, 3/31/2023(b)	10,139,465
7,860,000	U.S. Treasury Note, 0.125%, 4/30/2023(b)	7,721,222
14,775,000	U.S. Treasury Note, 0.500%, 11/30/2023(b)	14,361,185
2,910,000	U.S. Treasury Note, 0.875%, 1/31/2024	2,835,886
19,120,000	U.S. Treasury Note, 0.875%, 6/30/2026(b)	17,857,781
4,495,000	U.S. Treasury Note, 1.625%, 10/31/2026(b)	4,327,140
14,060,000	U.S. Treasury Note, 1.625%, 8/15/2029(b)	13,333,384
8,930,000	U.S. Treasury Note, 1.750%, 3/15/2025	8,740,935
10,235,000	U.S. Treasury Note, 1.750%, 11/15/2029(b)(i)	9,792,816
4,700,000	U.S. Treasury Note, 2.875%, 5/15/2028(b)	4,809,605
13,090,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	12,271,875
10,745,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	11,109,685
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,151,561
335,278	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	313,280
2,205,179	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	2,257,463
770,000	United Rentals North America, Inc., 3.750%, 1/15/2032	718,025
710,000	United Rentals North America, Inc., 3.875%, 2/15/2031	669,175
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)(b)	2,230,559
130,000	Western Digital Corp., 2.850%, 2/01/2029	118,767
90,000	Western Digital Corp., 3.100%, 2/01/2032	80,583
360,000	Western Midstream Operating LP, 4.550%, 2/01/2030	358,200

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$820,000	Western Midstream Operating LP, 5.300%, 3/01/2048	$811,800
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	152,064
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	113,563
475,000	Western Midstream Operating LP, 5.750%, 2/01/2050	463,125
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	69,573
89,000	Weyerhaeuser Co., 7.375%, 3/15/2032	113,459
1,595,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,542,828

		507,708,804

	Uruguay — 0.1%
1,415,000	Uruguay Government International Bond, 4.375%, 1/23/2031	1,541,911
86,955,000	Uruguay Government International Bond, 8.250%, 5/21/2031, (UYU)	2,015,749

		3,557,660

	Total Non-Convertible Bonds (Identified Cost $1,343,258,370)	1,275,338,027

Convertible Bonds — 2.3%
	United States — 2.3%
3,485,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	3,483,257
18,255,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	18,278,467
5,315,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025(e)	5,156,454
545,000	DISH Network Corp., 2.375%, 3/15/2024	509,575
24,745,000	DISH Network Corp., 3.375%, 8/15/2026	22,258,127
805,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%-0.979%, 4/01/2026, 144A(j)	748,730
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	283,784
5,320,000	Livongo Health, Inc., 0.875%, 6/01/2025	5,389,160
6,630,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	6,072,616
550,000	Nutanix, Inc., 0.250%, 10/01/2027, 144A	458,219
575,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-1.146%, 2/15/2026(j)	480,401
230,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	462,530
8,945,000	Southwest Airlines Co., 1.250%, 5/01/2025(b)	12,138,365
1,340,000	Splunk, Inc., 1.125%, 6/15/2027	1,279,700
17,320,000	Teladoc Health, Inc., 1.250%, 6/01/2027	14,609,420
645,000	Twitter, Inc., Zero Coupon, 0.000%-1.483%, 3/15/2026(j)	541,477
7,528,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(j)	6,747,873
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	158,775
1,610,000	Zynga, Inc., Zero Coupon, 0.456%-1.992%, 12/15/2026(j)	1,638,980

	Total Convertible Bonds (Identified Cost $109,551,487)	100,695,910

Municipals — 0.0%
	United States — 0.0%
125,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $124,989)	126,772

	Total Bonds and Notes (Identified Cost $1,452,934,846)	1,376,160,709

Senior Loans — 0.0%
	United States — 0.0%
$255,310	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 4/29/2022(g)(k) (Identified Cost $254,192)	$254,131

Shares
Preferred Stocks — 0.2%
Convertible Preferred Stocks — 0.2%
	United States — 0.2%
5,415	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(c)(d)	6,037,725
38,952	El Paso Energy Capital Trust I, 4.750%	1,939,810

		7,977,535

	Total Convertible Preferred Stocks (Identified Cost $7,306,436)	7,977,535

	Total Preferred Stocks (Identified Cost $7,306,436)	7,977,535

Principal Amount (‡)
Short-Term Investments — 0.6%
$24,010,009	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $24,010,009 on 4/01/2022 collateralized by $24,578,600 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $24,490,265 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $24,010,009)	24,010,009

	Total Investments — 99.4% (Identified Cost $3,671,901,796)	4,367,913,932
	Other assets less liabilities — 0.6%	27,111,313

	Net Assets — 100.0%	$4,395,025,245

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $15,861,966 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(h)	Treasury Inflation Protected Security (TIPS).

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $387,031,653 or 8.8% of net assets.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/15/2022	KRW	B	5,850,000,000	$4,837,429	$4,822,895	$(14,534)
Bank of America, N.A.	6/15/2022	MXN	S	256,059,000	11,881,812	12,710,452	(828,640)
Credit Suisse International	6/15/2022	CAD	B	12,904,000	10,214,677	10,320,046	105,369
Credit Suisse International	6/15/2022	CAD	B	16,382,000	13,104,353	13,101,597	(2,756)
Credit Suisse International	6/15/2022	CAD	S	144,460,000	112,991,080	115,532,698	(2,541,618)
Credit Suisse International	6/15/2022	COP	S	38,844,665,000	10,247,765	10,193,840	53,925
Credit Suisse International	6/15/2022	GBP	B	12,371,000	16,284,826	16,246,450	(38,376)
Credit Suisse International	6/15/2022	JPY	B	11,200,164,000	96,639,697	92,170,808	(4,468,889)
HSBC Bank USA	6/15/2022	AUD	B	18,075,000	13,251,234	13,541,828	290,594
Morgan Stanley Capital Services, Inc.	6/15/2022	EUR	B	147,481,000	161,043,353	163,591,496	2,548,143
Morgan Stanley Capital Services, Inc.	6/15/2022	NZD	S	6,003,000	4,103,230	4,155,347	(52,117)
UBS AG	6/15/2022	IDR	S	105,333,420,000	7,278,429	7,312,002	(33,573)
UBS AG	6/15/2022	SEK	B	7,350,000	761,805	783,094	21,289

Total							$(4,961,183)

At March 31, 2022, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	6/15/2022	NOK	30,959,000	EUR	3,139,922	$3,482,920	$(31,919)

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	59	$8,249,515	$7,992,656	$(256,859)

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	10.8%
Semiconductors & Semiconductor Equipment	8.8
Life Sciences Tools & Services	7.2
IT Services	7.1
Software	5.0
Interactive Media & Services	4.9
Chemicals	4.7
Capital Markets	4.1
Machinery	3.7
Internet & Direct Marketing Retail	3.4
Hotels, Restaurants & Leisure	3.3
Banking	2.7
Health Care Providers & Services	2.7
Industrial Conglomerates	2.2
Food & Staples Retailing	2.1
Cable Satellite	2.0
Other Investments, less than 2% each	24.1
Short-Term Investments	0.6

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%

Currency Exposure Summary at March 31, 2022 (Unaudited)

United States Dollar	76.3%
Euro	6.7
Canadian Dollar	3.5
Other, less than 2% each	12.9

Total Investments	99.4
Other assets less liabilities (including forward foreign currency and futures contracts)	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Aerospace & Defense — 4.5%
3,071,410	Boeing Co. (The)(a)	$588,175,015

	Air Freight & Logistics — 1.5%
1,898,081	Expeditors International of Washington, Inc.	195,806,036

	Automobiles — 3.2%
388,556	Tesla, Inc.(a)	418,707,946

	Beverages — 2.7%
4,375,499	Monster Beverage Corp.(a)	349,602,370

	Biotechnology — 6.3%
605,426	Regeneron Pharmaceuticals, Inc.(a)	422,841,627
1,572,840	Vertex Pharmaceuticals, Inc.(a)	410,464,055

		833,305,682

	Capital Markets — 3.0%
509,416	FactSet Research Systems, Inc.	221,162,956
2,923,179	SEI Investments Co.	176,004,608

		397,167,564

	Entertainment — 5.3%
717,328	Netflix, Inc.(a)	268,703,895
3,170,424	Walt Disney Co. (The)(a)	434,855,356

		703,559,251

	Health Care Equipment & Supplies — 1.3%
554,999	Intuitive Surgical, Inc.(a)	167,432,098

	Hotels, Restaurants & Leisure — 3.8%
2,845,065	Starbucks Corp.	258,815,563
1,912,829	Yum China Holdings, Inc.	79,458,917
1,351,857	Yum! Brands, Inc.	160,235,610

		498,510,090

	Interactive Media & Services — 12.0%
185,888	Alphabet, Inc., Class A(a)	517,019,589
171,234	Alphabet, Inc., Class C(a)	478,254,850
2,640,759	Meta Platforms, Inc., Class A(a)	587,199,171

		1,582,473,610

	Internet & Direct Marketing Retail — 7.9%
1,604,893	Alibaba Group Holding Ltd., Sponsored ADR(a)	174,612,358
265,105	Amazon.com, Inc.(a)	864,229,045

		1,038,841,403

	IT Services — 10.2%
1,474,684	Block, Inc.(a)	199,967,151
1,699,891	PayPal Holdings, Inc.(a)	196,592,394
284,152	Shopify, Inc., Class A(a)	192,075,386
3,392,182	Visa, Inc., Class A	752,284,202

		1,340,919,133

	Life Sciences Tools & Services — 2.3%
872,283	Illumina, Inc.(a)	304,775,680

	Machinery — 2.6%
840,222	Deere & Co.	349,078,632

	Pharmaceuticals — 6.6%
4,229,234	Novartis AG, Sponsored ADR	371,115,284
1,398,056	Novo Nordisk A/S, Sponsored ADR	155,254,119
6,936,642	Roche Holding AG, Sponsored ADR	342,739,481

		869,108,884

	Semiconductors & Semiconductor Equipment — 9.1%
3,337,897	NVIDIA Corp.	910,778,575
1,837,155	QUALCOMM, Inc.	280,754,027

		1,191,532,602

	Software — 17.0%
1,937,029	Autodesk, Inc.(a)	$415,202,166
2,133,216	Microsoft Corp.	657,691,825
6,552,562	Oracle Corp.	542,093,454
2,121,490	salesforce.com, inc.(a)	450,434,757
699,721	Workday, Inc., Class A(a)	167,555,191

		2,232,977,393

	Total Common Stocks (Identified Cost $7,588,241,648)	13,061,973,389

Principal Amount
Short-Term Investments — 0.6%
$84,444,321	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $84,444,321 on 4/01/2022 collateralized by $86,443,900 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $86,133,221 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $84,444,321)	84,444,321

	Total Investments — 99.9% (Identified Cost $7,672,685,969)	13,146,417,710
	Other assets less liabilities — 0.1%	8,630,160

	Net Assets — 100.0%	$13,155,047,870

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2022 (Unaudited)

Software	17.0%
Interactive Media & Services	12.0
IT Services	10.2
Semiconductors & Semiconductor Equipment	9.1
Internet & Direct Marketing Retail	7.9
Pharmaceuticals	6.6
Biotechnology	6.3
Entertainment	5.3
Aerospace & Defense	4.5
Hotels, Restaurants & Leisure	3.8
Automobiles	3.2
Capital Markets	3.0
Beverages	2.7
Machinery	2.6
Life Sciences Tools & Services	2.3
Other Investments, less than 2% each	2.8
Short-Term Investments	0.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 96.1% of Net Assets
	ABS Car Loan — 8.8%
$291,216	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	$291,499
24,916	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	24,926
46,200	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	46,186
240,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	237,347
385,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	377,844
180,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.680%, 9/14/2026, 144A	175,514
112,854	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	113,054
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	481,510
117,991	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	118,095
156,075	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	155,875
98,680	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	98,143
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	260,312
215,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	205,642
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	486,500
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	140,450
118,564	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	118,854
225,201	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	225,463
306,686	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	307,490
415,380	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	411,851
196,603	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	192,487
305,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	296,257
1,075,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	1,034,047
332,995	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	333,609
377,385	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	377,256
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	577,680
315,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	311,800
265,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000%, 5/15/2030, 144A	255,728
405,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	401,425
585,000	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	570,481
465,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	451,362
71,675	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	71,827
	ABS Car Loan — continued
$320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	$320,212
30,000	DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025, 144A	29,583
300,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	294,055
410,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	390,951
440,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	442,156
251,980	Exeter Automobile Receivables Trust, Series 2021-1A, Class B, 0.500%, 2/18/2025	251,305
330,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	324,913
715,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	692,221
64,947	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A	64,946
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	914,182
290,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	277,541
1,647,576	Flagship Credit Auto Trust, Series 2022-1, Class A, 1.790%, 10/15/2026, 144A(a)	1,628,733
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A	592,925
107,871	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	107,434
589,991	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	585,045
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033, 144A	529,105
410,000	Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.830%, 12/15/2026, 144A	397,042
189,757	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	190,094
29,042	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	28,989
184,462	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	184,366
265,000	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	260,634
995,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	964,889
340,000	GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025, 144A	333,591
96,824	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	96,662
129,445	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	129,778
98,644	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	98,326
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	175,227
347,438	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	344,909
152,428	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	152,618
146,614	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	146,028
232,400	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	230,352
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	859,293

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$695,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	$688,265
430,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	392,638
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	210,963
149,956	Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8/15/2024, 144A	149,470
81,602	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	81,713
168,638	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	168,555
290,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	287,412
170,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	168,071
460,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	447,065
745,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	722,889
530,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class B, 0.880%, 6/15/2026	511,705
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	416,029
150,500	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	149,922
185,000	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	182,728
69,206	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	69,172
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	397,340
590,000	Westlake Automobile Receivables Trust, Series 2021-1A, Class B, 0.640%, 3/16/2026, 144A	578,887
270,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	262,177
1,050,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	1,009,640
556,778	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	550,684
310,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	307,673
360,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	340,813

		29,282,430

	ABS Credit Card — 0.7%
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	926,965
960,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	926,274
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	586,578

		2,439,817

	ABS Home Equity — 0.0%
2,005	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	2,028

	ABS Other — 1.2%
395,000	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.030%, 8/17/2026, 144A	377,436
480,598	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046, 144A	457,940
	ABS Other — continued
$188,585	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	$187,076
162,960	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	161,721
69,267	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	69,423
691,985	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	678,837
204,947	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	204,628
463,136	Marlette Funding Trust, Series 2021-3A, Class A, 0.650%, 12/15/2031, 144A	457,122
91,129	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	88,399
69,458	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A	69,470
238,761	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	202,288
370,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	359,818
127,859	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	123,025
601,453	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023	603,005
7,105	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	7,109

		4,047,297

	ABS Student Loan — 0.1%
128,368	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	126,614
72,323	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	69,934
100,214	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	97,039
18,021	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	18,054
37,500	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	37,565

		349,206

	ABS Whole Business — 0.2%
516,275	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	515,800

	Aerospace & Defense — 0.0%
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	29,375

	Agency Commercial Mortgage-Backed Securities — 0.7%
491,260	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	496,128
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	701,053
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027(a)	1,165,320
53,861	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	52,892

		2,415,393

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — 2.7%
$1,205,000	American Honda Finance Corp., MTN, 2.250%, 1/12/2029	$1,123,618
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	146,950
470,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	445,465
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	161,481
380,000	Daimler Trucks Finance North America LLC, 2.375%, 12/14/2028, 144A	345,951
725,000	Daimler Trucks Finance North America LLC, 3.650%, 4/07/2027, 144A	723,557
665,000	Denso Corp., 1.239%, 9/16/2026, 144A	613,842
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	365,231
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	289,989
645,000	Hyundai Capital America, 2.100%, 9/15/2028, 144A	568,416
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	194,364
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	95,208
240,000	Kia Corp., 1.000%, 4/16/2024, 144A	229,219
275,000	Nissan Motor Acceptance Co. LLC, 3.450%, 3/15/2023, 144A	276,219
205,000	PACCAR Financial Corp., 2.000%, 2/04/2027	196,876
105,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	103,288
160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	155,131
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	953,665
860,000	Toyota Motor Credit Corp., 3.050%, 3/22/2027	858,565
250,000	Toyota Motor Credit Corp., MTN, 1.150%, 5/26/2022	249,938
480,000	Toyota Motor Credit Corp., MTN, 1.900%, 4/06/2028	445,505
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	274,137
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	295,401

		9,112,016

	Banking — 18.7%
800,000	ABN AMRO Bank NV, (fixed rate to 12/13/2028, variable rate thereafter), 2.470%, 12/13/2029, 144A	731,197
1,165,000	Ally Financial, Inc., 3.050%, 6/05/2023	1,169,253
855,000	American Express Co., 2.550%, 3/04/2027	831,337
525,000	ANZ New Zealand International Ltd., 2.166%, 2/18/2025, 144A	511,371
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,192,494
800,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	777,236
600,000	Banco Santander S.A., (fixed rate to 3/24/2027, variable rate thereafter), 4.175%, 3/24/2028	603,043
840,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026	838,869
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	402,575
910,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	824,160
1,210,000	Bank of Montreal, MTN, 1.500%, 1/10/2025	1,159,187
515,000	Bank of Montreal, MTN, 2.650%, 3/08/2027	498,047
1,055,000	Bank of New York Mellon Corp. (The), 2.050%, 1/26/2027	1,016,470
655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	631,380
295,000	Bank of New York Mellon Corp. (The), MTN, 1.800%, 7/28/2031	260,952
635,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	613,878
690,000	Bank of New Zealand, 2.285%, 1/27/2027, 144A	658,433
	Banking — continued
$870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	$871,514
945,000	Bank of Nova Scotia (The), 2.450%, 2/02/2032	869,606
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	194,720
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	461,841
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	491,243
485,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	492,414
480,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	451,730
1,600,000	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	1,519,731
360,000	Canadian Imperial Bank of Commerce, 3.450%, 4/07/2027	359,285
245,000	Capital One Financial Corp., (fixed rate to 11/02/2031, variable rate thereafter), 2.618%, 11/02/2032	220,613
1,015,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	984,267
135,000	Capital One Financial Corp., (fixed rate to 3/03/2025, variable rate thereafter), 2.636%, 3/03/2026	132,098
255,000	Capital One Financial Corp., (fixed rate to 7/29/2031, variable rate thereafter), 2.359%, 7/29/2032	219,416
880,000	Citigroup, Inc., (fixed rate to 2/24/2027, variable rate thereafter), 3.070%, 2/24/2028	857,084
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	505,665
230,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	219,254
225,000	Comerica, Inc., 3.700%, 7/31/2023	227,986
880,000	Commonwealth Bank of Australia, 2.552%, 3/14/2027, 144A	853,462
1,380,000	Cooperatieve Rabobank U.A., (fixed rate to 12/15/2026, variable rate thereafter), 1.980%, 12/15/2027, 144A	1,280,896
750,000	Credit Agricole S.A., (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	707,970
575,000	Credit Suisse AG, 1.250%, 8/07/2026	524,340
500,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	504,641
800,000	Danske Bank A/S, (fixed rate to 9/10/2024, variable rate thereafter), 0.976%, 9/10/2025, 144A	749,709
390,000	Danske Bank AS, (fixed rate to 3/28/2024, variable rate thereafter), 3.773%, 3/28/2025, 144A	390,895
1,365,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,259,272
205,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	205,418
935,000	DNB Bank ASA, (fixed rate to 3/28/2024, variable rate thereafter), 2.968%, 3/28/2025, 144A	934,067
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	539,614
980,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/21/2026, variable rate thereafter), 1.948%, 10/21/2027	911,184
480,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/09/2026, variable rate thereafter), 1.431%, 3/09/2027	442,320
1,205,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/15/2027, variable rate thereafter), 3.615%, 3/15/2028	1,205,060

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$1,335,000	HSBC Holdings PLC, (fixed rate to 3/10/2025, variable rate thereafter), 2.999%, 3/10/2026	$1,308,910
395,000	HSBC Holdings PLC, (fixed rate to 8/17/2028, variable rate thereafter), 2.206%, 8/17/2029	355,289
940,000	ING Groep NV, (fixed rate to 3/28/2027, variable rate thereafter), 4.017%, 3/28/2028	945,166
825,000	JPMorgan Chase & Co., (fixed rate to 2/24/2027, variable rate thereafter), 2.947%, 2/24/2028	805,098
535,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	535,000
1,070,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	986,064
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	503,812
520,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	517,452
375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	378,949
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,195,199
65,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	63,167
1,170,000	Macquarie Group Ltd., (fixed rate to 6/21/2027, variable rate thereafter), 4.098%, 6/21/2028, 144A	1,165,207
885,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	843,691
2,005,000	National Australia Bank Ltd., 1.388%, 1/12/2025, 144A	1,919,840
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	623,344
1,215,000	NatWest Markets PLC, 1.600%, 9/29/2026, 144A	1,112,672
660,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	665,282
1,305,000	Nordea Bank Abp, 1.500%, 9/30/2026, 144A	1,198,102
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	205,375
355,000	Royal Bank of Canada, 0.650%, 7/29/2024	337,580
1,175,000	Royal Bank of Canada, GMTN, 1.600%, 1/21/2025	1,129,393
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	685,012
395,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	367,373
265,000	Societe Generale S.A., (fixed rate to 1/21/2032, variable rate thereafter), 3.337%, 1/21/2033, 144A	243,749
390,000	Standard Chartered PLC, (fixed rate to 1/12/2027, variable rate thereafter), 2.608%, 1/12/2028, 144A	364,806
465,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A	463,622
375,000	Standard Chartered PLC, (fixed rate to 6/29/2031, variable rate thereafter), 2.678%, 6/29/2032, 144A	330,007
335,000	State Street Corp., (fixed rate to 11/18/2026, variable rate thereafter), 1.684%, 11/18/2027	314,301
320,000	State Street Corp., (fixed rate to 2/07/2032, variable rate thereafter), 2.623%, 2/07/2033	301,113
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	305,069
1,015,000	Sumitomo Mitsui Financial Group, Inc., 1.902%, 9/17/2028	908,335
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	235,964
840,000	Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/2024, 144A	804,870
200,000	Sumitomo Mitsui Trust Bank Ltd., 2.550%, 3/10/2025, 144A	195,686
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,381,058
235,000	Swedbank AB, 3.356%, 4/04/2025, 144A	235,724
75,000	Synchrony Financial, 4.250%, 8/15/2024	76,046
	Banking — continued
$840,000	Toronto-Dominion Bank (The), MTN, 3.200%, 3/10/2032	$826,681
770,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	771,781
515,000	Truist Financial Corp., MTN, (fixed rate to 6/07/2028, variable rate thereafter), 1.887%, 6/07/2029	468,098
1,400,000	UBS AG, 1.375%, 1/13/2025, 144A	1,330,330
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	665,150
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	540,482
610,000	Wells Fargo & Co., (fixed rate to 3/24/2027, variable rate thereafter), MTN, 3.526%, 3/24/2028	608,775
1,000,000	Westpac Banking Corp., 1.953%, 11/20/2028	921,062

		62,446,883

	Brokerage — 1.2%
595,000	Ares Finance Co. IV LLC, 3.650%, 2/01/2052, 144A	505,332
855,000	Blue Owl Finance LLC, 4.375%, 2/15/2032, 144A	802,502
880,000	Charles Schwab Corp. (The), 2.450%, 3/03/2027	854,280
465,000	Intercontinental Exchange, Inc., 2.100%, 6/15/2030	426,182
355,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.625%, 10/15/2031	320,047
1,205,000	Nomura Holdings, Inc., 2.329%, 1/22/2027	1,127,111

		4,035,454

	Building Materials — 0.2%
640,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	640,986

	Chemicals — 0.4%
360,000	Cabot Corp., 4.000%, 7/01/2029	361,589
960,000	Nutrien Ltd., 1.900%, 5/13/2023	952,777

		1,314,366

	Collateralized Mortgage Obligations — 1.3%
322,251	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.911%, 2/20/2060(c)	322,386
193,649	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 0.781%, 3/20/2060(c)	193,324
116,278	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.601%, 7/20/2064(c)	115,923
93,885	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.606%, 7/20/2064(c)	93,583
272	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(d)(e)	261
242,083	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	239,527
354,245	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.026%, 2/20/2066(c)	356,751
999,406	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	1,008,742
254,881	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 0.556%, 12/20/2068(c)	253,865
848,558	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.506%, 10/20/2068(c)	845,459
799,080	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 0.506%, 5/20/2069(c)	794,905

		4,224,726

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — 0.3%
$275,000	Caterpillar Financial Services Corp., MTN, 0.950%, 5/13/2022	$274,998
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	296,900
435,000	John Deere Capital Corp., MTN, 2.350%, 3/08/2027	422,977

		994,875

	Consumer Cyclical Services — 0.3%
945,000	eBay, Inc., 1.400%, 5/10/2026	879,744
165,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	176,406

		1,056,150

	Consumer Products — 0.6%
840,000	Brunswick Corp., 4.400%, 9/15/2032	830,458
1,115,000	GSK Consumer Healthcare Capital U.S. LLC, 3.375%, 3/24/2027, 144A	1,114,986

		1,945,444

	Diversified Manufacturing — 0.2%
135,000	Amphenol Corp., 2.050%, 3/01/2025	131,329
225,000	Kennametal, Inc., 4.625%, 6/15/2028	233,495
135,000	Timken Co. (The), 4.500%, 12/15/2028	138,515
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	266,847

		770,186

	Electric — 3.7%
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	426,779
360,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	371,439
550,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	540,475
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	118,022
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	224,536
270,000	DTE Energy Co., 2.250%, 11/01/2022	270,357
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,146,466
285,000	Duke Energy Corp., 0.900%, 9/15/2025	264,706
605,000	Entergy Corp., 0.900%, 9/15/2025	554,799
270,000	Eversource Energy, 3.375%, 3/01/2032	264,109
855,000	Fells Point Funding Trust, 3.046%, 1/31/2027, 144A	819,610
590,000	National Rural Utilities Cooperative Finance Corp., 1.875%, 2/07/2025	571,591
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	183,365
900,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	887,071
300,000	NextEra Energy Capital Holdings, Inc., 2.940%, 3/21/2024	300,138
825,000	Oncor Electric Delivery Co. LLC, 2.750%, 5/15/2030, 144A	795,028
115,000	Pacific Gas & Electric Co., SOFR Index + 1.150%, 1.338%, 11/14/2022(c)	115,033
375,000	Pacific Gas & Electric Co., 4.200%, 3/01/2029	368,747
200,000	Public Service Electric & Gas Co., MTN, 3.100%, 3/15/2032	197,582
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	232,833
275,000	Puget Energy, Inc., 4.224%, 3/15/2032	275,553
515,000	Southern California Edison Co., 0.700%, 8/01/2023	501,634
845,000	Southern California Edison Co., SOFR + 0.470%, 0.702%, 12/02/2022(c)	845,115
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	594,313
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,495,816

		12,365,117

	Finance Companies — 3.2%
$510,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	$501,778
360,000	Air Lease Corp., 1.875%, 8/15/2026	331,636
555,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	498,559
550,000	Ares Capital Corp., 2.875%, 6/15/2028	486,916
50,000	Ares Capital Corp., 4.250%, 3/01/2025	49,975
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	306,334
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	224,642
545,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	491,452
200,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	184,666
1,115,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026, 144A	1,003,457
350,000	Blackstone Private Credit Fund, 3.250%, 3/15/2027, 144A	320,764
615,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028, 144A	533,070
710,000	FS KKR Capital Corp., 3.125%, 10/12/2028	632,946
280,000	GATX Corp., 3.500%, 6/01/2032	269,983
810,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	744,125
695,000	Hercules Capital, Inc., 3.375%, 1/20/2027	652,456
785,000	Main Street Capital Corp., 3.000%, 7/14/2026	727,802
600,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027, 144A	569,160
110,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	107,387
260,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	251,491
90,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	87,708
500,000	OWL Rock Core Income Corp., 5.500%, 3/21/2025, 144A	498,729
1,110,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	1,095,586

		10,570,622

	Financial Other — 0.3%
470,000	LeasePlan Corp. NV, 2.875%, 10/24/2024, 144A	459,113
410,000	Mitsubishi HC Capital, Inc., 2.652%, 9/19/2022, 144A	410,667
185,000	ORIX Corp., 3.250%, 12/04/2024	185,205

		1,054,985

	Food & Beverage — 1.2%
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	121,667
1,060,000	Coca-Cola Europacific Partners PLC, 0.800%, 5/03/2024, 144A	1,012,514
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,097,597
265,000	J M Smucker Co. (The), 2.125%, 3/15/2032	231,387
455,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 5/15/2032, 144A	409,505
915,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	800,551
340,000	Viterra Finance BV, 2.000%, 4/21/2026, 144A	313,019

		3,986,240

	Government Owned – No Guarantee — 0.4%
800,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	738,032
350,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	336,193
325,000	DAE Funding LLC, 1.550%, 8/01/2024, 144A	306,964

		1,381,189

	Healthcare — 0.6%
650,000	Baxter International, Inc., 2.272%, 12/01/2028, 144A	602,157
227,000	Cigna Corp., 3.750%, 7/15/2023	230,314

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Healthcare — continued
$92,000	CVS Health Corp., 4.300%, 3/25/2028	$96,239
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	499,566
490,000	HCA, Inc., 3.125%, 3/15/2027, 144A	478,775

		1,907,051

	Hybrid ARMs — 0.0%
23,805	FHLMC, 1-year CMT + 2.225%, 2.289%, 1/01/2035(c)	24,972
41,351	FHLMC, 1-year CMT + 2.500%, 2.603%, 5/01/2036(c)	43,400

		68,372

	Independent Energy — 0.3%
350,000	ConocoPhillips Co., 2.400%, 3/07/2025	345,972
530,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	518,205

		864,177

	Industrial Other — 0.1%
225,000	CK Hutchison International Ltd., 1.500%, 4/15/2026, 144A	210,213

	Integrated Energy — 0.2%
660,000	Suncor Energy, Inc., 2.800%, 5/15/2023	660,974

	Life Insurance — 6.0%
535,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	490,120
295,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	281,128
635,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	584,808
415,000	Athene Global Funding, 2.646%, 10/04/2031, 144A	366,228
445,000	Athene Global Funding, 3.205%, 3/08/2027, 144A	428,382
885,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	859,276
780,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	742,257
985,000	CNO Global Funding, 2.650%, 1/06/2029, 144A	910,715
1,680,000	Corebridge Financial, Inc., 3.650%, 4/05/2027, 144A	1,677,648
1,285,000	Equitable Financial Life Global Funding, 1.800%, 3/08/2028, 144A	1,155,754
615,000	F&G Global Funding, 2.000%, 9/20/2028, 144A	550,163
820,000	GA Global Funding Trust, 1.250%, 12/08/2023, 144A	791,632
995,000	GA Global Funding Trust, 2.250%, 1/06/2027, 144A	928,837
665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	615,035
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,288,847
955,000	Jackson National Life Global Funding, 1.750%, 1/12/2025, 144A	914,520
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	157,537
340,000	Lincoln National Corp., 3.400%, 3/01/2032	327,953
565,000	Manulife Financial Corp., 3.703%, 3/16/2032	570,112
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	781,171
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	655,375
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A	1,072,359
1,180,000	Protective Life Global Funding, 1.646%, 1/13/2025, 144A	1,130,204
430,000	Protective Life Global Funding, 3.218%, 3/28/2025, 144A	429,276
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	642,267
175,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	177,348
770,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	724,799
755,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	721,487

		19,975,238

	Lodging — 0.1%
$350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	$356,458

	Media Entertainment — 0.4%
495,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	497,787
870,000	Prosus NV, 4.193%, 1/19/2032, 144A	765,495

		1,263,282

	Metals & Mining — 0.2%
210,000	Anglo American Capital PLC, 2.250%, 3/17/2028, 144A	191,787
200,000	Anglo American Capital PLC, 3.875%, 3/16/2029, 144A	200,092
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	157,094

		548,973

	Midstream — 0.5%
300,000	Boardwalk Pipelines LP, 3.600%, 9/01/2032	286,013
25,000	Energy Transfer LP, 4.250%, 3/15/2023	25,272
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	440,000
510,000	MPLX LP, 4.950%, 3/14/2052	530,951
225,000	Targa Resources Corp., 4.200%, 2/01/2033	227,053

		1,509,289

	Mortgage Related — 0.8%
1,003	FHLMC, 3.000%, 10/01/2026	1,013
57	FHLMC, 6.500%, 1/01/2024	61
20	FHLMC, 8.000%, 7/01/2025	21
4,817	GNMA, 3.890%, 10/20/2062(b)	4,758
5,991	GNMA, 3.991%, 5/20/2062(b)	6,028
13,283	GNMA, 4.015%, 4/20/2063(b)	13,329
46,184	GNMA, 4.286%, 11/20/2066(b)	47,415
60,843	GNMA, 4.373%, 9/20/2066(b)	62,325
38,770	GNMA, 4.396%, 6/20/2066(b)	39,609
154,941	GNMA, 4.427%, 10/20/2066(b)	159,282
59,842	GNMA, 4.464%, 10/20/2066(b)	61,782
34,944	GNMA, 4.470%, 8/20/2066(b)	36,074
60,589	GNMA, 4.504%, 11/20/2066(b)	62,447
69,043	GNMA, 4.509%, 10/20/2066(b)	71,017
143,506	GNMA, 4.524%, 9/20/2066(b)	147,596
5,953	GNMA, 4.529%, 11/20/2064(b)	6,058
342,554	GNMA, 4.622%, 7/20/2067(b)	353,486
689,890	GNMA, 4.644%, 4/20/2067(b)	714,686
561,549	GNMA, 4.679%, 1/20/2067(b)	580,342
207,695	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(f)	212,027
176	GNMA, 6.500%, 12/15/2023	188

		2,579,544

	Natural Gas — 0.2%
290,000	Sempra Energy, 3.700%, 4/01/2029	291,403
430,000	Southwest Gas Corp., 4.050%, 3/15/2032	428,816

		720,219

	Non-Agency Commercial Mortgage-Backed Securities — 5.5%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	223,447
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	256,600
870,000	BANK, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	818,613
308,860	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050	308,659

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.537%, 10/15/2037, 144A(c)	$659,402
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054(a)	818,081
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	267,711
755,000	Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669%, 12/15/2054	713,121
520,000	BPR Trust, Series 2021-NRD, Class A, 1-month Term SOFR + 1.525%, 1.829%, 12/15/2023, 144A(c)	506,990
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	499,213
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	359,057
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	984,820
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	522,678
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	527,484
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	265,369
22,994	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	22,736
71,499	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	72,234
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	282,782
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	279,572
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	526,855
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	781,393
60,199	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	60,759
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	451,487
605,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	604,062
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	427,337
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	334,185
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	236,397
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	164,851
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	327,327
43,373	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	43,793
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	572,622
470,000	MedTrust, Series 2021-MDLN, Class A, 1-month LIBOR + 0.950%, 1.347%, 11/15/2038, 144A(c)	461,886
	Non-Agency Commercial Mortgage-Backed Securities — continued
$240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.075%, 7/15/2046(b)	$241,169
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	128,717
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	519,538
256,506	Motel 6 Trust, Series 2021-MTL6, Class A, 1-month LIBOR + 0.900%, 1.297%, 9/15/2038, 144A(c)	252,782
845,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061, 144A	787,966
980,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1-month Term SOFR + 1.550%, 1.851%, 2/15/2039, 144A(c)	973,219
211,070	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	210,636
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	566,879
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	201,334
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	442,380
100,418	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	100,131
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	330,215
144,174	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	145,420

		18,281,909

	Pharmaceuticals — 0.4%
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	235,873
1,200,000	Roche Holdings, Inc., 2.314%, 3/10/2027, 144A	1,164,678

		1,400,551

	Property & Casualty Insurance — 0.4%
325,000	American Financial Group, Inc., 3.500%, 8/15/2026	327,962
180,000	Assurant, Inc., 4.200%, 9/27/2023	183,026
670,000	Brown & Brown, Inc., 4.200%, 3/17/2032	680,760
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	240,813

		1,432,561

	Railroads — 0.3%
930,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	891,681
215,000	Union Pacific Corp., 3.646%, 2/15/2024	218,562

		1,110,243

	REITs – Apartments — 0.1%
155,000	American Campus Communities Operating Partnership LP, 2.250%, 1/15/2029	141,649
225,000	Invitation Homes Operating Partnership LP, 2.000%, 8/15/2031	192,143

		333,792

	REITs – Health Care — 0.3%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	238,872
355,000	Welltower, Inc., 2.750%, 1/15/2032	326,486
375,000	Welltower, Inc., 3.850%, 6/15/2032	377,618

		942,976

	REITs – Office Property — 0.4%
570,000	Kilroy Realty LP, 2.650%, 11/15/2033	493,854
190,000	Office Properties Income Trust, 2.400%, 2/01/2027	168,998

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	REITs – Office Property — continued
$560,000	Office Properties Income Trust, 3.450%, 10/15/2031	$482,466
340,000	Office Properties Income Trust, 4.500%, 2/01/2025	339,336

		1,484,654

	REITs – Regional Malls — 0.1%
310,000	Simon Property Group LP, 1.750%, 2/01/2028	282,404

	REITs – Storage — 0.2%
215,000	Extra Space Storage LP, 3.900%, 4/01/2029	215,447
550,000	Life Storage LP, 2.400%, 10/15/2031	484,703

		700,150

	Restaurants — 0.1%
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	425,206

	Retailers — 1.0%
100,000	Advance Auto Parts, Inc., 3.500%, 3/15/2032	95,946
345,000	AutoNation, Inc., 3.500%, 11/15/2024	343,776
670,000	AutoNation, Inc., 3.850%, 3/01/2032	648,598
290,000	AutoNation, Inc., 4.500%, 10/01/2025	295,225
445,000	Home Depot, Inc. (The), 2.875%, 4/15/2027	443,328
190,000	Tapestry, Inc., 3.050%, 3/15/2032	172,667
1,245,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	1,213,154

		3,212,694

	Technology — 2.5%
875,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	874,571
870,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	819,453
950,000	DXC Technology Co., 1.800%, 9/15/2026	870,826
165,000	Flex Ltd., 4.875%, 6/15/2029	171,661
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	450,000
525,000	Global Payments, Inc., 1.500%, 11/15/2024	501,920
825,000	HP, Inc., 4.000%, 4/15/2029	821,921
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	308,607
530,000	International Business Machines Corp., 2.850%, 5/13/2022	531,096
175,000	Marvell Technology, Inc., 4.200%, 6/22/2023	177,813
285,000	Microchip Technology, Inc., 0.972%, 2/15/2024	273,144
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023	458,459
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	565,761
925,000	PayPal Holdings, Inc., 1.350%, 6/01/2023	922,295
200,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	190,774
170,000	Western Digital Corp., 2.850%, 2/01/2029	155,310
165,000	Western Union Co. (The), 4.250%, 6/09/2023	167,563

		8,261,174

	Tobacco — 0.8%
585,000	Altria Group, Inc., 2.450%, 2/04/2032	508,523
1,025,000	BAT Capital Corp., 4.700%, 4/02/2027	1,051,288
1,170,000	BAT Capital Corp., 4.742%, 3/16/2032	1,176,916

		2,736,727

	Transportation Services — 0.7%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	450,412
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	176,701
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	703,409
285,000	Ryder System, Inc., 2.850%, 3/01/2027	276,357
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	257,882
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	383,013

		2,247,774

	Treasuries — 27.0%
14,455,000	U.S. Treasury Note, 0.250%, 10/31/2025(a)	13,327,397
	Treasuries — continued
$14,355,000	U.S. Treasury Note, 0.375%, 12/31/2025(a)	$13,255,385
7,050,000	U.S. Treasury Note, 0.500%, 3/31/2025(a)	6,641,596
15,830,000	U.S. Treasury Note, 1.125%, 10/31/2026(a)	14,890,094
4,630,000	U.S. Treasury Note, 1.250%, 11/30/2026(a)	4,380,595
6,240,000	U.S. Treasury Note, 1.250%, 8/15/2031(a)	5,672,550
19,625,000	U.S. Treasury Note, 1.375%, 11/15/2031(a)	18,005,937
3,470,000	U.S. Treasury Note, 1.500%, 1/31/2027	3,316,019
6,825,000	U.S. Treasury Note, 1.875%, 2/28/2027	6,642,111
4,250,000	U.S. Treasury Note, 1.875%, 2/15/2032	4,081,328

		90,213,012

	Wireless — 0.3%
680,000	Crown Castle International Corp., 2.900%, 3/15/2027	657,400
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	202,168

		859,568

	Wirelines — 0.2%
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	209,072
600,000	TELUS Corp., 3.400%, 5/13/2032	586,951

		796,023

	Total Bonds and Notes (Identified Cost $333,827,737)	320,365,793

Short-Term Investments — 4.1%
4,428,284	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $4,428,284 on 4/01/2022 collateralized by $4,533,200 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $4,516,908 including accrued interest (Note 2 of Notes to Financial Statements)	4,428,284
9,405,000	U.S. Treasury Bills, 0.086%, 6/02/2022(g)	9,399,711

	Total Short-Term Investments (Identified Cost $13,831,891)	13,827,995

	Total Investments — 100.2% (Identified Cost $347,659,628)	334,193,788
	Other assets less liabilities — (0.2)%	(696,951)

	Net Assets — 100.0%	$333,496,837

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.
(c)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of this security amounted to $261 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $101,645,076 or 30.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2022	374	$43,921,127	$42,893,124	$(1,028,003)

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	82	$11,465,102	$11,108,437	$356,665
Ultra Long U.S. Treasury Bond	6/21/2022	12	2,200,805	2,125,500	75,305

Total					$431,970

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	27.0%
Banking	18.7
ABS Car Loan	8.8
Life Insurance	6.0
Non-Agency Commercial Mortgage-Backed Securities	5.5
Electric	3.7
Finance Companies	3.2
Automotive	2.7
Technology	2.5
Other Investments, less than 2% each	18.0
Short-Term Investments	4.1

Total Investments	100.2
Other assets less liabilities (including futures contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.9% of Net Assets
	ABS Car Loan — 2.3%
$354,350	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	$352,423
1,028,299	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	1,030,994
1,865,000	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,777,797
1,094,127	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,096,145
9,695,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	9,536,460
61,506	Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024, 144A	61,489
253,872	Flagship Credit Auto Trust, Series 2020-3, Class A, 0.700%, 4/15/2025, 144A	252,938
366,763	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	365,274
328,509	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	327,962
424,293	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	425,383
372,630	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	372,831
581,759	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	581,946
340,151	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	339,056
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034, 144A	600,227
41,704	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	41,815
280,501	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	280,306
504,525	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	502,507
1,343,673	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,336,482
450,153	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	449,252
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	723,323
222,924	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	223,618
298,664	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024	298,170
504,175	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	502,240
243,671	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	243,552
182,613	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	183,253

		21,905,443

	ABS Other — 1.4%
647,749	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	642,566
280,290	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	278,159
260,768	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	261,356
1,958,448	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	1,921,237
	ABS Other — continued
$7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	$6,998,738
646,990	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	645,983
518,136	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	502,611
883,800	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	850,386
1,057,460	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,045,484

		13,146,520

	ABS Student Loan — 1.1%
2,072,956	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	2,048,804
642,776	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	620,894
1,973,441	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	1,878,629
4,480,269	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	4,175,660
1,215,736	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053, 144A	1,149,880
24,355	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.407%, 1/25/2039, 144A(a)	24,392

		9,898,259

	Agency Commercial Mortgage-Backed Securities — 33.0%
4,132,569	Federal Home Loan Mortgage Corp., Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,895,665
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,822,084
4,253,941	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(b)	4,319,691
322,218	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.056%, 11/25/2022(a)	322,231
45,681	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	45,562
3,790,363	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.691%, 1/25/2027(a)	3,814,591
9,763,436	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	9,961,815
4,630,723	FHLMC Multifamily Structured Pass Through Certificates, Series K-F100, Class AS, 30-day Average SOFR + 0.180%, 0.230%, 1/25/2028(a)	4,630,723
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(b)	8,010,226
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(b)	7,941,192
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	7,595,541
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,629,789

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$19,170,000	FHLMC Multifamily Structured Pass Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	$18,504,397
697,727	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	698,433
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,942,239
18,395,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF123, Class AS, 30-day Average SOFR + 0.200%, 0.250%, 9/25/2028(a)	18,279,259
373,656	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 0.891%, 1/25/2023(a)	373,741
1,670,550	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 0.631%, 10/25/2025(a)	1,672,994
8,313,590	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.741%, 10/25/2026(a)	8,297,889
7,579,075	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, 1-month Average Compounded SOFR + 0.530%, 0.580%, 1/25/2027(a)	7,595,169
9,474,268	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 0.941%, 2/25/2027(a)	9,537,831
12,461,091	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, 30-day Average SOFR + 0.900%, 0.950%, 2/25/2027(a)	12,634,873
28,885,152	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 1.041%, 3/25/2030(a)	28,719,063
28,885,152	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, 30-day Average SOFR + 1.000%, 1.050%, 3/25/2030(a)	29,093,660
4,304,597	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 0.711%, 5/25/2030(a)	4,310,661
3,972,110	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, 30-day Average SOFR + 0.580%, 0.630%, 5/25/2030(a)	3,983,761
7,022,856	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AL, 1-month LIBOR + 0.440%, 0.681%, 6/25/2030(a)	7,012,810
3,945,873	FHLMC Multifamily Structured Pass Through Certificates, Series KF80, Class AS, 30-day Average SOFR + 0.510%, 0.560%, 6/25/2030(a)	3,951,563
2,370,032	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.601%, 6/25/2027(a)	2,373,053
1,777,524	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.450%, 6/25/2027(a)	1,778,061
1,062,066	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AL, 1-month LIBOR + 0.300%, 0.541%, 7/25/2030(a)	1,058,896
893,484	FHLMC Multifamily Structured Pass Through Certificates, Series KF84, Class AS, 30-day Average SOFR + 0.320%, 0.370%, 7/25/2030(a)	889,633
738,382	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AL, 1-month LIBOR + 0.300%, 0.541%, 8/25/2030(a)	736,786
	Agency Commercial Mortgage-Backed Securities — continued
$1,968,354	FHLMC Multifamily Structured Pass Through Certificates, Series KF85, Class AS, 30-day Average SOFR + 0.330%, 0.380%, 8/25/2030(a)	$1,961,496
1,402,750	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AL, 1-month LIBOR + 0.290%, 0.531%, 8/25/2027(a)	1,398,109
1,252,616	FHLMC Multifamily Structured Pass Through Certificates, Series KF86, Class AS, 30-day Average SOFR + 0.320%, 0.370%, 8/25/2027(a)	1,248,145
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	10,502,506
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	7,656,404
600,976	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	590,160
8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 0.891%, 8/25/2029(a)	8,514,999
2,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AL, 1-month LIBOR + 0.340%, 0.581%, 4/25/2030(a)	2,843,748
3,140,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS14, Class AS, 30-day Average SOFR + 0.370%, 0.420%, 4/25/2030(a)	3,128,385
1,918,069	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 0.631%, 10/25/2045(a)	1,909,990
5,200,000	FNMA, 3.580%, 1/01/2026	5,317,518
17,436,910	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-107, Class AS, 30-day Average SOFR + 0.250%, 0.300%, 3/25/2028(a)	17,436,910
9,395,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K-F121, Class AS, 30-day Average SOFR + 0.180%, 0.230%, 8/25/2028(a)	9,300,813
915,287	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AL, 1-month LIBOR + 0.280%, 0.521%, 10/25/2027(a)	915,287
1,098,937	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF93, Class AS, 30-day Average SOFR + 0.310%, 0.360%, 10/25/2027(a)	1,098,937
4,623,066	Freddie Mac Multifamily Structured Pass Through Certificates, Series KF97, Class AS, 30-day Average SOFR + 0.250%, 0.300%, 12/25/2030(a)	4,623,066
1,819,955	Freddie Mac Multifamily Structured Pass Through Certificates, Series Q015, Class A, 30-day Average SOFR + 0.200%, 0.306%, 8/25/2024(a)	1,824,140
103,191	Government National Mortgage Association, Series 2003-72, Class Z, 5.300%, 11/16/2045(b)	106,537

		313,811,032

	Collateralized Mortgage Obligations — 13.1%
5,317	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT – 0.200%, 1.570%, 5/15/2023(a)(c)(d)	5,250
5,168	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT – 0.650%, 1.340%, 8/15/2023(a)(c)(d)	5,089
63,840	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	66,647
465,058	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035(c)(d)	492,749

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$690,998	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	$735,585
219,795	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)(d)	224,902
703,689	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.585%, 6/15/2048(b)(e)	696,307
656,457	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.846%, 12/15/2036(b)(e)	669,977
98,978	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.497%, 6/15/2043(b)(c)(d)	108,764
1,225	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT – 0.050%, 2.140%, 9/25/2022(a)(c)(d)	1,211
7,120	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT – 0.500%, 1.490%, 4/25/2024(a)(c)(d)	6,999
6,070	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.037%, 8/25/2042(b)(c)(d)	6,197
680,826	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)(d)	728,784
85,244	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	86,335
363,367	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 0.247%, 7/25/2037(a)(c)(d)	353,592
663,967	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.435%, 8/25/2038(b)	663,002
1,309,961	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 0.907%, 6/25/2042(a)	1,317,923
1,695,030	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 1.007%, 6/25/2042(a)	1,714,678
3,462,701	Federal National Mortgage Association, REMIC, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 0.967%, 8/25/2042(a)	3,492,079
1,846,794	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.457%, 7/25/2043(a)	1,746,827
3,741,964	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 0.857%, 2/25/2045(a)	3,750,734
6,428,488	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 0.606%, 6/25/2050(a)	6,415,245
5,655	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.441%, 3/25/2044(b)(c)(d)	5,723
302,150	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 1.341%, 10/25/2044(a)(c)(d)	306,383
1,131,286	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 0.649%, 2/20/2035(a)	1,130,208
841,495	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 0.969%, 10/20/2037(a)(c)(d)	840,884
268,409	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 1.599%, 11/20/2059(a)(c)(d)	269,528
779,804	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.436%, 10/20/2060(a)	775,312
	Collateralized Mortgage Obligations — continued
$660,573	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.456%, 10/20/2060(a)	$656,736
386,263	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 0.486%, 12/20/2060(a)	384,264
40,100	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.656%, 9/20/2061(a)	40,027
497,660	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.556%, 2/20/2061(a)	495,813
32,226	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 0.706%, 2/20/2061(a)	32,193
29,070	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	28,511
28,469	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(b)(c)(d)	27,893
2,534,345	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 0.699%, 9/20/2038(a)	2,534,296
101	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 0.556%, 5/20/2062(a)(c)(d)	100
413,979	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.626%, 8/20/2062(a)	413,764
1,393,239	Government National Mortgage Association, Series 2012-H20, Class PT, 1.129%, 7/20/2062(b)	1,389,541
20,125	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 0.606%, 10/20/2062(a)(c)(d)	19,865
28,408	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 0.606%, 12/20/2062(a)(c)(d)	28,043
1,278,199	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 0.456%, 3/20/2063(a)	1,272,028
1,250,511	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 0.506%, 3/20/2063(a)	1,245,020
179,305	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.576%, 5/20/2063(a)	178,738
4,912,591	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 1.340%, 4/20/2063(a)	4,893,036
3,500,471	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.601%, 7/20/2064(a)	3,489,782
2,790,077	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.606%, 7/20/2064(a)	2,781,118
2,107,131	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.576%, 2/20/2065(a)	2,099,339
3,410	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.406%, 4/20/2061(a)(c)(d)	3,357
7,254	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	6,965

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$252,637	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 0.586%, 4/20/2065(a)	$251,701
4,091,511	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	4,048,309
3,368	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 0.356%, 4/20/2065(a)(c)(d)	3,312
2,429,757	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.336%, 5/20/2065(a)	2,412,050
82,450	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 0.406%, 7/20/2065(a)(c)(d)	81,664
3,706	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.806%, 10/20/2065(a)(c)(d)	3,670
3,056	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.786%, 8/20/2061(a)(c)(d)	3,032
3,881,071	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.026%, 2/20/2066(a)	3,908,518
1,137,323	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 0.656%, 9/20/2066(a)	1,135,259
2,552,787	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 0.856%, 2/20/2067(a)	2,562,866
39,441	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.306%, 10/20/2064(a)(c)(d)	39,068
5,285,970	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 0.327%, 6/20/2068(a)	5,188,965
127,128	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.456%, 9/20/2068(a)	126,360
7,520,053	Government National Mortgage Association, Series 2018-H16, Class FA, 1-month LIBOR + 0.420%, 0.526%, 9/20/2068(a)	7,469,625
6,568,902	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	6,573,027
2,651,590	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 1.140%, 8/20/2069(a)	2,649,651
2,207,430	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 0.631%, 4/20/2048(a)	2,201,890
4,173,043	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 0.681%, 5/20/2046(a)	4,087,053
4,164,905	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 0.706%, 1/20/2070(a)	4,164,245
4,551,298	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 0.606%, 6/20/2069(a)	4,535,812
9,397,292	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 1.099%, 4/20/2070(a)	9,452,332
	Collateralized Mortgage Obligations — continued
$10,184,929	Government National Mortgage Association, Series 2020-H10, Class FD, 1-month LIBOR + 0.400%, 0.849%, 5/20/2070(a)	$10,174,031
4,399,137	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.710%, 1/20/2070(a)	4,452,032

		124,161,815

	Hybrid ARMs — 2.6%
250,483	FHLMC, 6-month LIBOR + 1.776%, 1.900%, 6/01/2037(a)	250,860
104,353	FHLMC, 12-month LIBOR + 1.670%, 1.921%, 11/01/2038(a)	104,575
44,877	FHLMC, 12-month LIBOR + 1.739%, 1.996%, 12/01/2037(a)	44,893
166,988	FHLMC, 12-month LIBOR + 1.725%, 2.001%, 4/01/2037(a)	171,832
501,626	FHLMC, 12-month LIBOR + 1.764%, 2.013%, 9/01/2035(a)	517,218
131,516	FHLMC, 12-month LIBOR + 1.707%, 2.024%, 3/01/2038(a)	131,667
94,713	FHLMC, 12-month LIBOR + 1.799%, 2.048%, 11/01/2038(a)	94,967
1,877,276	FHLMC, 12-month LIBOR + 1.842%, 2.108%, 1/01/2046(a)	1,923,465
669,822	FHLMC, 12-month LIBOR + 1.896%, 2.146%, 9/01/2041(a)	695,652
165,223	FHLMC, 12-month LIBOR + 1.934%, 2.195%, 12/01/2034(a)	165,519
347,396	FHLMC, 1-year CMT + 2.220%, 2.220%, 7/01/2033(a)	348,198
327,262	FHLMC, 1-year CMT + 2.247%, 2.273%, 9/01/2038(a)	343,939
344,299	FHLMC, 1-year CMT + 2.165%, 2.290%, 4/01/2036(a)	344,011
107,922	FHLMC, 1-year CMT + 2.209%, 2.318%, 9/01/2038(a)	108,159
1,544,195	FHLMC, 1-year CMT + 2.247%, 2.326%, 3/01/2037(a)	1,617,306
891,453	FHLMC, 1-year CMT + 2.258%, 2.386%, 2/01/2036(a)	927,842
448,459	FHLMC, 12-month LIBOR + 1.899%, 2.388%, 4/01/2037(a)	448,098
497,558	FHLMC, 1-year CMT + 2.285%, 2.411%, 2/01/2036(a)	518,916
346,397	FHLMC, 1-year CMT + 2.245%, 2.441%, 3/01/2036(a)	361,368
90,073	FHLMC, 1-year CMT + 2.250%, 2.497%, 2/01/2035(a)	93,559
49,960	FHLMC, 12-month LIBOR + 2.180%, 2.555%, 3/01/2037(a)	49,879
67,868	FHLMC, 1-year CMT + 2.470%, 2.595%, 9/01/2038(a)	67,824
325,992	FNMA, 6-month LIBOR + 1.544%, 1.734%, 7/01/2035(a)	336,971
21,363	FNMA, 6-month LIBOR + 1.460%, 1.786%, 2/01/2037(a)	21,722
91,191	FNMA, 12-month LIBOR + 1.555%, 1.805%, 8/01/2035(a)	91,330
511,624	FNMA, 12-month LIBOR + 1.565%, 1.836%, 7/01/2035(a)	526,537
480,626	FNMA, 12-month LIBOR + 1.599%, 1.847%, 9/01/2037(a)	495,099
177,162	FNMA, 12-month LIBOR + 1.607%, 1.858%, 10/01/2033(a)	181,863
785,060	FNMA, 12-month LIBOR + 1.546%, 1.887%, 4/01/2037(a)	812,178
223,732	FNMA, 12-month LIBOR + 1.639%, 1.889%, 8/01/2038(a)	224,792
317,980	FNMA, 12-month LIBOR + 1.669%, 1.919%, 7/01/2038(a)	321,160
143,534	FNMA, 12-month LIBOR + 1.594%, 1.924%, 4/01/2037(a)	143,745
305,804	FNMA, 12-month LIBOR + 1.678%, 1.928%, 8/01/2034(a)	306,341

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$117,946	FNMA, 12-month LIBOR + 1.728%, 1.990%, 11/01/2035(a)	$122,744
151,340	FNMA, 12-month LIBOR + 1.667%, 2.014%, 11/01/2036(a)	157,393
840,912	FNMA, 12-month LIBOR + 1.800%, 2.050%, 10/01/2041(a)	869,645
116,936	FNMA, 12-month LIBOR + 1.800%, 2.050%, 12/01/2041(a)	116,932
819,130	FNMA, 12-month LIBOR + 1.743%, 2.083%, 9/01/2037(a)	854,566
42,907	FNMA, 12-month LIBOR + 1.754%, 2.089%, 1/01/2037(a)	43,015
26,481	FNMA, 12-month LIBOR + 1.805%, 2.134%, 7/01/2041(a)	26,508
53,961	FNMA, 1-year CMT + 2.145%, 2.145%, 9/01/2036(a)	54,569
662,556	FNMA, 12-month LIBOR + 1.761%, 2.148%, 3/01/2037(a)	689,730
316,276	FNMA, 12-month LIBOR + 1.755%, 2.177%, 2/01/2037(a)	316,662
109,501	FNMA, 12-month LIBOR + 1.800%, 2.186%, 3/01/2034(a)	113,573
938,577	FNMA, 1-year CMT + 2.188%, 2.219%, 11/01/2033(a)	985,591
256,271	FNMA, 1-year CMT + 2.223%, 2.223%, 8/01/2035(a)	256,860
185,343	FNMA, 1-year CMT + 2.149%, 2.238%, 9/01/2034(a)	193,918
259,592	FNMA, 1-year CMT + 2.145%, 2.245%, 6/01/2036(a)	266,447
946,311	FNMA, 1-year CMT + 2.172%, 2.255%, 12/01/2040(a)	991,868
174,841	FNMA, 1-year CMT + 2.185%, 2.259%, 12/01/2034(a)	175,055
531,639	FNMA, 1-year CMT + 2.270%, 2.270%, 6/01/2037(a)	564,895
1,762,359	FNMA, 1-year CMT + 2.207%, 2.275%, 10/01/2034(a)	1,847,706
384,121	FNMA, 1-year CMT + 2.185%, 2.310%, 1/01/2036(a)	394,618
207,069	FNMA, 1-year CMT + 2.287%, 2.313%, 6/01/2033(a)	207,679
391,885	FNMA, 6-month LIBOR + 2.157%, 2.319%, 7/01/2037(a)	409,955
49,177	FNMA, 1-year CMT + 2.211%, 2.336%, 4/01/2033(a)	49,397
1,102,982	FNMA, 1-year CMT + 2.225%, 2.338%, 4/01/2034(a)	1,150,780
169,591	FNMA, 1-year CMT + 2.287%, 2.351%, 10/01/2033(a)	169,841
112,314	FNMA, 1-year CMT + 2.198%, 2.366%, 4/01/2034(a)	112,382
56,112	FNMA, 1-year CMT + 2.440%, 2.440%, 8/01/2033(a)	56,241
725,021	FNMA, 12-month LIBOR + 1.820%, 2.445%, 2/01/2047(a)	750,644
149,870	FNMA, 1-year CMT + 2.482%, 2.606%, 5/01/2035(a)	157,253
128,684	FNMA, 1-year CMT + 2.500%, 2.633%, 8/01/2036(a)	136,007
63,946	FNMA, 12-month LIBOR + 2.473%, 2.723%, 6/01/2035(a)	64,568

		25,098,527

	Mortgage Related — 1.7%
20,480	FHLMC, 3.000%, 10/01/2026	20,694
150,837	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	157,232
52,194	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	53,773
6,514	FHLMC, 5.500%, 10/01/2023	6,602
129,057	FHLMC, 6.500%, 12/01/2034	140,009
50	FHLMC, 7.500%, 6/01/2026	52
83,056	FNMA, 3.000%, 3/01/2042	82,910
659,219	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	712,345
258,479	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	273,568
24,281	FNMA, 6.000%, with various maturities in 2022(f)	24,438
142,983	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	154,353
32,444	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	34,041
	Mortgage Related — continued
$1,519,499	GNMA, 1-month LIBOR + 1.748%, 1.869%, 2/20/2061(a)	$1,548,959
1,214,699	GNMA, 1-month LIBOR + 1.890%, 1.991%, 2/20/2063(a)	1,238,857
951,204	GNMA, 1-month LIBOR + 2.150%, 2.249%, 3/20/2063(a)	972,876
577,543	GNMA, 1-month LIBOR + 2.210%, 2.312%, 5/20/2065(a)	597,393
596,269	GNMA, 1-month LIBOR + 2.236%, 2.338%, 6/20/2065(a)	620,839
603,893	GNMA, 1-month LIBOR + 2.328%, 2.436%, 2/20/2063(a)	619,485
54,757	GNMA, 4.007%, 12/20/2062(b)	55,438
27,151	GNMA, 4.140%, with various maturities from 2061 to 2063(b)(f)	27,494
13,761	GNMA, 4.316%, 8/20/2061(b)	14,008
193,436	GNMA, 4.476%, 7/20/2063(b)	196,372
2,485,704	GNMA, 4.483%, 10/20/2065(b)	2,553,585
3,644	GNMA, 4.581%, 8/20/2062(b)	3,723
1,317,967	GNMA, 4.601%, 2/20/2066(b)	1,348,073
1,875,346	GNMA, 4.613%, 3/20/2064(b)	1,911,110
205,544	GNMA, 4.624%, with various maturities from 2062 to 2064(b)(f)	209,542
72,274	GNMA, 4.630%, with various maturities from 2061 to 2063(b)(f)	71,097
1,595,313	GNMA, 4.677%, 11/20/2063(b)	1,627,022
757,517	GNMA, 4.700%, with various maturities from 2061 to 2064(b)(f)	770,658
2,413	GNMA, 4.891%, 4/20/2061(b)	2,426
6,262	GNMA, 6.000%, 12/15/2031	6,949
26,627	GNMA, 6.500%, 5/15/2031	29,161
24,426	GNMA, 7.000%, 10/15/2028	25,738

		16,110,822

	Non-Agency Commercial Mortgage-Backed Securities — 2.6%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,515,840
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.537%, 10/15/2037, 144A(a)	3,891,473
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1-month Term SOFR + 1.525%, 1.829%, 12/15/2023, 144A(a)	1,779,340
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,291,597
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,505,013
3,311,532	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	3,343,071
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1-month LIBOR + 1.150%, 1.550%, 4/15/2026, 144A(a)	2,542,717
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,397,322
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,042,297
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1-month Term SOFR + 1.550%, 1.851%, 2/15/2039, 144A(a)	3,272,201
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.867%, 11/15/2027, 144A(a)	2,299,817

		24,880,688

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2022 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 37.1%
$17,715,000	U.S. Treasury Bond, 1.500%, 2/15/2025	$17,218,150
4,510,000	U.S. Treasury Note, 0.250%, 6/30/2025	4,189,896
13,840,000	U.S. Treasury Note, 0.250%, 8/31/2025	12,805,244
13,070,000	U.S. Treasury Note, 0.250%, 9/30/2025	12,073,412
13,605,000	U.S. Treasury Note, 0.250%, 10/31/2025	12,543,704
7,255,000	U.S. Treasury Note, 0.375%, 11/30/2025	6,707,474
65,670,000	U.S. Treasury Note, 0.375%, 12/31/2025	60,639,576
24,685,000	U.S. Treasury Note, 0.375%, 1/31/2026	22,743,949
11,585,000	U.S. Treasury Note, 0.500%, 2/28/2026	10,710,695
13,225,000	U.S. Treasury Note, 0.750%, 3/31/2026	12,332,829
67,095,000	U.S. Treasury Note, 0.750%, 8/31/2026	62,186,057
13,355,000	U.S. Treasury Note, 0.875%, 1/31/2024	13,014,865
25,460,000	U.S. Treasury Note, 0.875%, 9/30/2026	23,698,685
21,410,000	U.S. Treasury Note, 1.250%, 12/31/2026	20,228,268
5,760,000	U.S. Treasury Note, 1.875%, 2/28/2027	5,605,650
46,160,000	U.S. Treasury Note, 2.250%, 3/31/2024	46,096,890
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	10,063,883

		352,859,227

	Total Bonds and Notes (Identified Cost $929,323,816)	901,872,333

Short-Term Investments — 5.0%
19,252,967	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $19,252,967 on 4/01/2022 collateralized by $21,825,500 U.S. Treasury Bond, 2.000% due 8/15/2051 valued at $19,638,038 including accrued interest (Note 2 of Notes to Financial Statements)	19,252,967
27,770,000	U.S. Treasury Bills, 0.050%-0.131%, 4/12/2022(g)(h)	27,768,812

	Total Short-Term Investments (Identified Cost $47,022,278)	47,021,779

	Total Investments — 99.9% (Identified Cost $976,346,094)	948,894,112
	Other assets less liabilities — 0.1%	1,232,455

	Net Assets — 100.0%	$950,126,567

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $3,754,517 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $46,205,735 or 4.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	37.1%
Agency Commercial Mortgage-Backed Securities	33.0
Collateralized Mortgage Obligations	13.1
Hybrid ARMs	2.6
Non-Agency Commercial Mortgage-Backed Securities	2.6
ABS Car Loan	2.3
Other Investments, less than 2% each	4.2
Short-Term Investments	5.0

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
ASSETS
Investments at cost	$8,104,683,284	$24,408,959	$3,671,901,796
Net unrealized appreciation (depreciation)	(353,429,763)	(1,505,810)	696,012,136

Investments at value	7,751,253,521	22,903,149	4,367,913,932
Cash	—	—	1,351,286
Due from brokers (Note 2)	12,202,775	—	8,495,000
Foreign currency at value (identified cost $0, $0 and $6,915,025, respectively)	—	—	6,945,888
Receivable for Fund shares sold	11,624,104	—	3,143,624
Receivable for securities sold	278,615,566	22,025	7,997,500
Receivable for when-issued/delayed delivery securities sold (Note 2)	823,998,490	—	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	—	3,838,481
Dividends and interest receivable	48,889,934	191,243	12,184,293
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	3,019,320
Tax reclaims receivable	—	—	845,753
Receivable for variation margin on futures contracts (Note 2)	1,572,301	—	23,968
Prepaid expenses (Note 8)	59	—	28

TOTAL ASSETS	8,928,156,750	23,116,417	4,415,759,073

LIABILITIES
Securities sold short, at value (proceeds $71,422,815)	70,267,106	—	—
Payable for securities purchased	205,405,857	—	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	1,247,075,217	—	—
Payable for Fund shares redeemed	14,612,837	—	3,770,593
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	8,012,422
Foreign taxes payable (Note 2)	—	—	1,426,408
Due to brokers (Note 2)	—	—	3,838,481
Payable for variation margin on futures contracts (Note 2)	—	6,094	—
Management fees payable (Note 6)	2,044,464	8,068	2,720,900
Deferred Trustees’ fees (Note 6)	862,510	4,133	386,529
Administrative fees payable (Note 6)	280,105	861	162,014
Payable to distributor (Note 6d)	64,147	—	63,723
Audit and tax services fees payable	32,476	35,273	33,086
Other accounts payable and accrued expenses	1,637,068	21,211	319,672

TOTAL LIABILITIES	1,542,281,787	75,640	20,733,828

NET ASSETS	$7,385,874,963	$23,040,777	$4,395,025,245

NET ASSETS CONSIST OF:
Paid-in capital	$7,840,793,991	$24,461,908	$3,616,120,680
Accumulated earnings (loss)	(454,919,028)	(1,421,131)	778,904,565

NET ASSETS	$7,385,874,963	$23,040,777	$4,395,025,245

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$562,466,239	$85,215	$660,191,773

Shares of beneficial interest	44,502,561	9,052	26,098,965

Net asset value and redemption price per share	$12.64	$9.41	$25.30

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.20	$9.83	$26.84

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$72,493,658	$972	$445,430,244

Shares of beneficial interest	5,732,083	103	18,079,244

Net asset value and offering price per share	$12.65	$9.40 *	$24.64

Class N shares:
Net assets	$2,207,568,662	$22,908,225	$332,019,438

Shares of beneficial interest	173,028,635	2,434,178	13,011,854

Net asset value, offering and redemption price per share	$12.76	$9.41	$25.52

Class Y shares:
Net assets	$4,543,346,404	$46,365	$2,957,383,790

Shares of beneficial interest	356,323,656	4,927	115,871,297

Net asset value, offering and redemption price per share	$12.75	$9.41	$25.52

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  56

Statements of Assets and Liabilities (continued)

March 31, 2022 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$7,672,685,969	$347,659,628	$976,346,094
Net unrealized appreciation (depreciation)	5,473,731,741	(13,465,840)	(27,451,982)

Investments at value	13,146,417,710	334,193,788	948,894,112
Due from brokers (Note 2)	—	215,000	—
Receivable for Fund shares sold	16,536,351	360,818	1,435,557
Receivable for securities sold	—	2,481,431	18,743,801
Dividends and interest receivable	2,847,388	1,218,743	2,455,353
Tax reclaims receivable	11,298,233	388	—
Receivable for variation margin on futures contracts (Note 2)	—	6,486	—
Prepaid expenses (Note 8)	79	1	7

TOTAL ASSETS	13,177,099,761	338,476,655	971,528,830

LIABILITIES
Payable for securities purchased	—	4,484,903	18,779,670
Payable for Fund shares redeemed	14,658,899	175,579	1,590,086
Distributions payable	—	—	127,965
Management fees payable (Note 6)	5,369,795	79,596	270,702
Deferred Trustees’ fees (Note 6)	790,775	156,598	451,340
Administrative fees payable (Note 6)	471,212	12,568	35,571
Payable to distributor (Note 6d)	134,353	2,742	13,381
Audit and tax services fees payable	26,179	30,364	32,554
Other accounts payable and accrued expenses	600,678	37,468	100,994

TOTAL LIABILITIES	22,051,891	4,979,818	21,402,263

NET ASSETS	$13,155,047,870	$333,496,837	$950,126,567

NET ASSETS CONSIST OF:
Paid-in capital	$6,766,084,854	$355,345,533	$1,010,192,603
Accumulated earnings (loss)	6,388,963,016	(21,848,696)	(60,066,036)

NET ASSETS	$13,155,047,870	$333,496,837	$950,126,567

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,639,592,049	$21,804,061	$266,319,256

Shares of beneficial interest	73,543,524	2,205,446	24,170,301

Net asset value and redemption price per share	$22.29	$9.89	$11.02

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$23.65	$10.33	$11.27

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$104,846,085	$317,942	$20,129,844

Shares of beneficial interest	5,342,730	32,039	1,831,364

Net asset value and offering price per share	$19.62	$9.92	$10.99

Class N shares:
Net assets	$977,013,047	$19,153,357	$13,617,418

Shares of beneficial interest	40,402,639	1,938,943	1,232,491

Net asset value, offering and redemption price per share	$24.18	$9.88	$11.05

Class Y shares:
Net assets	$10,433,596,689	$292,221,477	$650,060,049

Shares of beneficial interest	431,655,795	29,568,776	58,811,208

Net asset value, offering and redemption price per share	$24.17	$9.88	$11.05

See accompanying notes to financial statements.

57  |

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund
INVESTMENT INCOME
Interest	$100,845,247	$350,653	$22,451,276
Dividends	—	14,351	10,515,930
Less net foreign taxes withheld	(5,736)	—	(144,037)

	100,839,511	365,004	32,823,169

Expenses
Management fees (Note 6)	13,128,674	50,759	17,655,883
Service and distribution fees (Note 6)	1,273,976	116	3,354,967
Administrative fees (Note 6)	1,770,203	5,191	1,033,964
Trustees’ fees and expenses (Note 6)	109,571	5,256	66,673
Trustees’ fees deferred compensation (Note 6)	(40,445)	1,182	(14,096)
Transfer agent fees and expenses (Notes 6 and 7)	2,891,651	2,979	1,648,111
Audit and tax services fees	27,151	31,221	31,570
Custodian fees and expenses	155,448	4,984	218,060
Legal fees (Note 8)	82,200	224	48,518
Registration fees	90,693	24,719	91,531
Shareholder reporting expenses	220,427	1,953	137,734
Miscellaneous expenses	139,199	16,307	95,311

Total expenses	19,848,748	144,891	24,368,226
Less waiver and/or expense reimbursement (Note 6)	—	(81,893)	—

Net expenses	19,848,748	62,998	24,368,226

Net investment income	80,990,763	302,006	8,454,943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SHORT SALES, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(61,848,524)	136,990	124,368,483
Futures contracts	—	102,500	1,378,808
Forward foreign currency contracts (Note 2e)	—	—	(19,813,755)
Foreign currency transactions (Note 2d)	(250,259)	—	(642,356)
Net change in unrealized appreciation (depreciation) on:
Investments	(486,851,013)	(2,065,882)	(380,662,404)
Futures contracts	1,389,901	29,526	(925,006)
Short sales	1,155,709	—	—
Forward foreign currency contracts (Note 2e)	—	—	(270,237)
Foreign currency translations (Note 2d)	370,729	—	481,526

Net realized and unrealized loss on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency transactions	(546,033,457)	(1,796,866)	(276,084,941)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(465,042,694)	$(1,494,860)	$(267,629,998)

See accompanying notes to financial statements.

|  58

Statements of Operations (continued)

For the Six Months Ended March 31, 2022 (Unaudited)

	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$—	$3,158,308	$4,933,826
Dividends	53,217,706	—	—
Less net foreign taxes withheld	(1,537,126)	—	—

	51,680,580	3,158,308	4,933,826

Expenses
Management fees (Note 6)	34,344,940	467,765	1,526,247
Service and distribution fees (Note 6)	2,736,366	28,032	442,028
Administrative fees (Note 6)	2,949,198	80,343	209,817
Trustees’ fees and expenses (Note 6)	180,276	9,704	17,554
Trustees’ fees deferred compensation (Note 6)	(18,219)	(9,884)	(31,375)
Transfer agent fees and expenses (Notes 6 and 7)	5,018,107	133,579	376,250
Audit and tax services fees	43,116	26,266	28,369
Custodian fees and expenses	173,308	12,484	21,615
Legal fees (Note 8)	139,008	3,674	9,456
Registration fees	159,464	51,048	71,877
Shareholder reporting expenses	411,697	18,374	31,149
Miscellaneous expenses	235,358	21,149	29,564

Total expenses	46,372,619	842,534	2,732,551
Less waiver and/or expense reimbursement (Note 6)	—	(70,823)	(96,486)

Net expenses	46,372,619	771,711	2,636,065

Net investment income	5,307,961	2,386,597	2,297,761

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	928,326,494	(7,003,818)	(1,221,874)
Futures contracts	—	(559,568)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,110,596,576)	(14,835,150)	(29,907,693)
Futures contracts	—	(599,256)	—
Foreign currency translations (Note 2d)	(85,294)	—	—

Net realized and unrealized loss on investments and futures contracts	(182,355,376)	(22,997,792)	(31,129,567)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(177,047,415)	$(20,611,195)	$(28,831,806)

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Credit Income Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income	$80,990,763	$163,972,599	$302,006	$616,673
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(62,098,783)	116,923,272	239,490	91,677
Net change in unrealized appreciation (depreciation) on investments, futures contracts, short sales and foreign currency translations	(483,934,674)	(226,524,491)	(2,036,356)	680,884

Net increase (decrease) in net assets resulting from operations	(465,042,694)	54,371,380	(1,494,860)	1,389,234

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,951,542)	(26,989,208)	(1,520)	(2,194)
Class C	(781,754)	(4,109,684)	(14)	(20)
Class N	(35,535,780)	(114,300,522)	(448,862)	(776,415)
Class Y	(72,555,166)	(253,871,577)	(1,120)	(642)

Total distributions	(117,824,242)	(399,270,991)	(451,516)	(779,271)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(880,808,448)	(84,293,745)	31,613	(572,703)

Net increase (decrease) in net assets	(1,463,675,384)	(429,193,356)	(1,914,763)	37,260
NET ASSETS
Beginning of the period	8,849,550,347	9,278,743,703	24,955,540	24,918,280

End of the period	$7,385,874,963	$8,849,550,347	$23,040,777	$24,955,540

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets (continued)

	Global Allocation Fund		Growth Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income (loss)	$8,454,943	$15,287,268	$5,307,961	$(1,879,895)
Net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	105,291,180	369,056,675	928,326,494	688,859,379
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(381,376,121)	307,378,584	(1,110,681,870)	1,682,048,663

Net increase (decrease) in net assets resulting from operations	(267,629,998)	691,722,527	(177,047,415)	2,369,028,147

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(54,983,172)	(37,700,764)	(87,877,160)	(71,172,533)
Class C	(37,592,938)	(27,793,335)	(6,955,691)	(6,613,461)
Class N	(26,402,455)	(17,490,999)	(39,935,698)	(27,159,617)
Class Y	(248,208,914)	(172,869,178)	(530,904,861)	(427,889,322)

Total distributions	(367,187,479)	(255,854,276)	(665,673,410)	(532,834,933)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	152,398,388	400,018,429	229,134,538	432,416,142

Net increase (decrease) in net assets	(482,419,089)	835,886,680	(613,586,287)	2,268,609,356
NET ASSETS
Beginning of the period	4,877,444,334	4,041,557,654	13,768,634,157	11,500,024,801

End of the period	$4,395,025,245	$4,877,444,334	$13,155,047,870	$13,768,634,157

See accompanying notes to financial statements.

61  |

Statements of Changes in Net Assets (continued)

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
FROM OPERATIONS:
Net investment income	$2,386,597	$4,516,514	$2,297,761	$5,377,989
Net realized gain (loss) on investments and futures contracts	(7,563,386)	2,618,566	(1,221,874)	4,014,542
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(15,434,406)	(6,669,694)	(29,907,693)	(13,859,882)

Net increase (decrease) in net assets resulting from operations	(20,611,195)	465,386	(28,831,806)	(4,467,351)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(215,077)	(742,805)	(834,921)	(1,888,946)
Class C	(2,102)	(18,045)	(13,327)	(6,855)
Class N	(225,955)	(788,205)	(61,977)	(104,954)
Class Y	(3,812,025)	(12,363,185)	(2,749,705)	(6,301,562)

Total distributions	(4,255,159)	(13,912,240)	(3,659,930)	(8,302,317)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(23,313,291)	77,608,974	(50,423,101)	27,315,308

Net increase (decrease) in net assets	(48,179,645)	64,162,120	(82,914,837)	14,545,640
NET ASSETS
Beginning of the period	381,676,482	317,514,362	1,033,041,404	1,018,495,764

End of the period	$333,496,837	$381,676,482	$950,126,567	$1,033,041,404

See accompanying notes to financial statements.

|  62

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.59		$14.08	$13.25		$12.53		$12.96	$13.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.21	0.26		0.34		0.35	0.28
Net realized and unrealized gain (loss)	(0.88)		(0.13)	0.86		0.70		(0.38)	(0.04)

Total from Investment Operations	(0.77)		0.08	1.12		1.04		(0.03)	0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.29)	(0.29)		(0.32)		(0.40)	(0.34)
Net realized capital gains	(0.03)		(0.28)	—		—		—	—

Total Distributions	(0.18)		(0.57)	(0.29)		(0.32)		(0.40)	(0.34)

Net asset value, end of the period	$12.64		$13.59	$14.08		$13.25		$12.53	$12.96

Total return(b)	(5.75	)%(c)	0.53%	8.60%		8.39%		(0.27)%	1.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$562,466		$747,497	$617,609		$558,291		$600,762	$676,892
Net expenses	0.73	%(d)	0.71%	0.72	%(e)	0.73%		0.73%	0.73%
Gross expenses	0.73	%(d)	0.71%	0.72%		0.73%		0.73%	0.73%
Net investment income	1.71	%(d)	1.51%	1.88%		2.63%		2.71%	2.19%
Portfolio turnover rate	145%		266%	359	%(f)	297	%(g)	181%	195%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.60		$14.09	$13.25		$12.53		$12.96	$13.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10	0.15		0.24		0.25	0.19
Net realized and unrealized gain (loss)	(0.88)		(0.13)	0.88		0.70		(0.38)	(0.05)

Total from Investment Operations	(0.82)		(0.03)	1.03		0.94		(0.13)	0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.18)	(0.19)		(0.22)		(0.30)	(0.24)
Net realized capital gains	(0.03)		(0.28)	—		—		—	—

Total Distributions	(0.13)		(0.46)	(0.19)		(0.22)		(0.30)	(0.24)

Net asset value, end of the period	$12.65		$13.60	$14.09		$13.25		$12.53	$12.96

Total return(b)	(6.18	)%(c)	(0.24)%	7.83%		7.57%		(1.03)%	1.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$72,494		$95,755	$132,590		$160,201		$185,758	$248,687
Net expenses	1.48	%(d)	1.46%	1.47	%(e)	1.48%		1.48%	1.48%
Gross expenses	1.48	%(d)	1.46%	1.47%		1.48%		1.48%	1.48%
Net investment income	0.96	%(d)	0.75%	1.13%		1.88%		1.96%	1.44%
Portfolio turnover rate	145%		266%	359	%(f)	297	%(g)	181%	195%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.72		$14.21	$13.37		$12.63		$13.06	$13.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.26	0.30		0.38		0.39	0.33
Net realized and unrealized gain (loss)	(0.90)		(0.14)	0.88		0.72		(0.38)	(0.06)

Total from Investment Operations	(0.76)		0.12	1.18		1.10		0.01	0.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.33)	(0.34)		(0.36)		(0.44)	(0.38)
Net realized capital gains	(0.03)		(0.28)	—		—		—	—

Total Distributions	(0.20)		(0.61)	(0.34)		(0.36)		(0.44)	(0.38)

Net asset value, end of the period	$12.76		$13.72	$14.21		$13.37		$12.63	$13.06

Total return	(5.60	)%(b)	0.86%	8.95%		8.85%		0.07%	2.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,207,569		$2,563,736	$2,682,487		$2,610,699		$1,899,190	$1,784,150
Net expenses	0.38	%(c)	0.38%	0.38	%(d)	0.39%		0.39%	0.39%
Gross expenses	0.38	%(c)	0.38%	0.38%		0.39%		0.39%	0.39%
Net investment income	2.07	%(c)	1.84%	2.21%		2.96%		3.06%	2.53%
Portfolio turnover rate	145%		266%	359	%(e)	297	%(f)	181%	195%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(e)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(f)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.71		$14.20	$13.36		$12.63		$13.06	$13.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.24	0.29		0.37		0.38	0.31
Net realized and unrealized gain (loss)	(0.90)		(0.13)	0.88		0.71		(0.38)	(0.04)

Total from Investment Operations	(0.77)		0.11	1.17		1.08		0.00 (b)	0.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.32)	(0.33)		(0.35)		(0.43)	(0.37)
Net realized capital gains	(0.03)		(0.28)	—		—		—	—

Total Distributions	(0.19)		(0.60)	(0.33)		(0.35)		(0.43)	(0.37)

Net asset value, end of the period	$12.75		$13.71	$14.20		$13.36		$12.63	$13.06

Total return	(5.65	)%(c)	0.78%	8.87%		8.67%		(0.02)%	2.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,543,346		$5,442,563	$5,846,057		$4,163,785		$3,733,751	$3,846,208
Net expenses	0.48	%(d)	0.46%	0.47	%(e)	0.48%		0.48%	0.48%
Gross expenses	0.48	%(d)	0.46%	0.47%		0.48%		0.48%	0.48%
Net investment income	1.97	%(d)	1.76%	2.11%		2.87%		2.97%	2.43%
Portfolio turnover rate	145%		266%	359	%(f)	297	%(g)	181%	195%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(f)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to an increase in the volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.21		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11		0.21		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.74)		0.31		(0.03)

Total from Investment Operations	(0.63)		0.52		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.28)		—
Net realized capital gains	(0.04)		(0.00	)(b)	—

Total Distributions	(0.17)		(0.28)		—

Net asset value, end of the period	$9.41		$10.21		$9.97

Total return(c)(d)	(6.24	)%(e)	5.24%		(0.30	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$85		$91		$1
Net expenses(f)	0.82	%(g)	0.82%		0.82	%(g)
Gross expenses	4.27	%(g)	4.79%		125.79	%(g)
Net investment income (loss)	2.20	%(g)	2.07%		(0.82	)%(g)
Portfolio turnover rate	13%		55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.20		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.13		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.74)		0.30		(0.03)

Total from Investment Operations	(0.67)		0.43		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.20)		—
Net realized capital gains	(0.04)		(0.00	)(b)	—

Total Distributions	(0.13)		(0.20)		—

Net asset value, end of the period	$9.40		$10.20		$9.97

Total return(c)(d)	(6.59	)%(e)	4.34%		(0.30	)%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1		$1
Net expenses(f)	1.57	%(g)	1.57%		1.57	%(g)
Gross expenses	5.10	%(g)	5.60%		126.54	%(g)
Net investment income (loss)	1.40	%(g)	1.29%		(1.57	)%(g)
Portfolio turnover rate	13%		55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.21		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.24		0.00	(b)
Net realized and unrealized gain (loss)	(0.74)		0.31		(0.03)

Total from Investment Operations	(0.62)		0.55		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.31)		—
Net realized capital gains	(0.04)		(0.00	)(b)	—

Total Distributions	(0.18)		(0.31)		—

Net asset value, end of the period	$9.41		$10.21		$9.97

Total return(c)	(6.10	)%(d)	5.54%		(0.30	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,908		$24,842		$24,915
Net expenses(e)	0.52	%(f)	0.52%		0.52	%(f)
Gross expenses	1.18	%(f)	1.16%		27.91	%(f)
Net investment income	2.50	%(f)	2.38%		0.55	%(f)
Portfolio turnover rate	13%		55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Credit Income Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Period Ended September 30, 2020*
Net asset value, beginning of the period	$10.20		$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		0.24		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.73)		0.29		(0.03)

Total from Investment Operations	(0.61)		0.53		(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.30)		—
Net realized capital gains	(0.04)		(0.00	)(b)	—

Total Distributions	(0.18)		(0.30)		—

Net asset value, end of the period	$9.41		$10.20		$9.97

Total return(c)	(6.03	)%(d)	5.38%		(0.30	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$46		$22		$1
Net expenses(e)	0.57	%(f)	0.57%		0.57	%(f)
Gross expenses	4.02	%(f)	4.54%		125.54	%(f)
Net investment income (loss)	2.49	%(f)	2.33%		(0.57	)%(f)
Portfolio turnover rate	13%		55%		0%

*	From commencement of operations on September 29, 2020 through September 30, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$28.86		$26.23	$23.76	$23.10	$21.60	$19.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.06	0.10	0.19	0.23	0.31
Net realized and unrealized gain (loss)	(1.43)		4.18	3.05	1.38	1.75	2.36

Total from Investment Operations	(1.40)		4.24	3.15	1.57	1.98	2.67

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)	(0.12)	(0.16)	(0.19)	(0.24)
Net realized capital gains	(2.16)		(1.48)	(0.56)	(0.75)	(0.29)	—

Total Distributions	(2.16)		(1.61)	(0.68)	(0.91)	(0.48)	(0.24)

Net asset value, end of the period	$25.30		$28.86	$26.23	$23.76	$23.10	$21.60

Total return(b)	(5.58	)%(c)	16.73%	13.41%	7.66%	9.26%	14.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$660,192		$737,469	$632,479	$453,009	$401,036	$305,275
Net expenses	1.13	%(d)	1.13%	1.15%	1.16%	1.16%	1.18%
Gross expenses	1.13	%(d)	1.13%	1.15%	1.16%	1.16%	1.18%
Net investment income	0.23	%(d)	0.23%	0.42%	0.83%	1.03%	1.57%
Portfolio turnover rate	20%		45%	37%	27%	22%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$28.26		$25.78	$23.43	$22.78		$21.29	$18.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)		(0.14)	(0.08)	0.02		0.06	0.16
Net realized and unrealized gain (loss)	(1.39)		4.10	2.99	1.38		1.73	2.33

Total from Investment Operations	(1.46)		3.96	2.91	1.40		1.79	2.49

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.00	)(b)	(0.01)	(0.09)
Net realized capital gains	(2.16)		(1.48)	(0.56)	(0.75)		(0.29)	—

Total Distributions	(2.16)		(1.48)	(0.56)	(0.75)		(0.30)	(0.09)

Net asset value, end of the period	$24.64		$28.26	$25.78	$23.43		$22.78	$21.29

Total return(c)	(5.93	)%(d)	15.85%	12.55%	6.85%		8.46%	13.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$445,430		$503,073	$483,814	$480,479		$412,610	$354,017
Net expenses	1.88	%(e)	1.88%	1.90%	1.91%		1.91%	1.93%
Gross expenses	1.88	%(e)	1.88%	1.90%	1.91%		1.91%	1.93%
Net investment income (loss)	(0.52	)%(e)	(0.52)%	(0.33)%	0.08%		0.29%	0.84%
Portfolio turnover rate	20%		45%	37%	27%		22%	35%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$29.09		$26.42	$23.92	$23.25	$21.73	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15	0.18	0.27	0.31	0.20
Net realized and unrealized gain (loss)	(1.44)		4.21	3.07	1.38	1.75	2.33

Total from Investment Operations	(1.36)		4.36	3.25	1.65	2.06	2.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.21)	(0.19)	(0.23)	(0.25)	—
Net realized capital gains	(2.16)		(1.48)	(0.56)	(0.75)	(0.29)	—

Total Distributions	(2.21)		(1.69)	(0.75)	(0.98)	(0.54)	—

Net asset value, end of the period	$25.52		$29.09	$26.42	$23.92	$23.25	$21.73

Total return	(5.43	)%(b)	17.10%	13.78%	8.04%	9.60%	13.18	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$332,019		$350,222	$264,338	$202,692	$80,346	$59,512
Net expenses	0.81	%(c)	0.81%	0.82%	0.82%	0.83%	0.87	%(c)
Gross expenses	0.81	%(c)	0.81%	0.82%	0.82%	0.83%	0.87	%(c)
Net investment income	0.56	%(c)	0.55%	0.76%	1.20%	1.36%	1.48	%(c)
Portfolio turnover rate	20%		45%	37%	27%	22%	35	%(d)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$29.09		$26.42	$23.92	$23.25	$21.74	$19.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.13	0.16	0.24	0.29	0.36
Net realized and unrealized gain (loss)	(1.45)		4.21	3.07	1.40	1.75	2.37

Total from Investment Operations	(1.38)		4.34	3.23	1.64	2.04	2.73

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.19)	(0.17)	(0.22)	(0.24)	(0.28)
Net realized capital gains	(2.16)		(1.48)	(0.56)	(0.75)	(0.29)	—

Total Distributions	(2.19)		(1.67)	(0.73)	(0.97)	(0.53)	(0.28)

Net asset value, end of the period	$25.52		$29.09	$26.42	$23.92	$23.25	$21.74

Total return	(5.49	)%(b)	17.02%	13.70%	7.95%	9.49%	14.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,957,384		$3,286,680	$2,660,927	$1,938,124	$1,549,689	$1,067,062
Net expenses	0.88	%(c)	0.88%	0.90%	0.91%	0.91%	0.93%
Gross expenses	0.88	%(c)	0.88%	0.90%	0.91%	0.91%	0.93%
Net investment income	0.49	%(c)	0.48%	0.67%	1.08%	1.29%	1.79%
Portfolio turnover rate	20%		45%	37%	27%	22%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$23.85		$20.72	$16.02	$16.05	$14.04	$11.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.05)	0.01	0.05	0.06	0.06
Net realized and unrealized gain (loss)	(0.30)		4.17	5.14	0.71	2.29	2.18

Total from Investment Operations	(0.32)		4.12	5.15	0.76	2.35	2.24

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)	(0.05)	(0.05)	(0.05)
Net realized capital gains	(1.24)		(0.99)	(0.40)	(0.74)	(0.29)	(0.11)

Total Distributions	(1.24)		(0.99)	(0.45)	(0.79)	(0.34)	(0.16)

Net asset value, end of the period	$22.29		$23.85	$20.72	$16.02	$16.05	$14.04

Total return(b)	(1.73	)%(c)	20.43%	32.80%	5.81%	16.98%	18.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,639,592		$1,740,523	$1,477,915	$1,250,030	$1,083,362	$983,047
Net expenses	0.89	%(d)	0.89%	0.90%	0.91%	0.90%	0.91%
Gross expenses	0.89	%(d)	0.89%	0.90%	0.91%	0.90%	0.91%
Net investment income (loss)	(0.14	)%(d)	(0.22)%	0.04%	0.35%	0.39%	0.45%
Portfolio turnover rate	14%		9%	19%	7%	11%	8%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$21.21		$18.66	$14.53	$14.68	$12.92	$11.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)		(0.20)	(0.11)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	(0.26)		3.74	4.64	0.65	2.10	2.00

Total from Investment Operations	(0.35)		3.54	4.53	0.59	2.05	1.97

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.24)		(0.99)	(0.40)	(0.74)	(0.29)	(0.11)

Net asset value, end of the period	$19.62		$21.21	$18.66	$14.53	$14.68	$12.92

Total return(b)	(2.10	)%(c)	19.55%	31.76%	5.05%	16.09%	18.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$104,846		$127,003	$128,764	$120,493	$130,133	$133,329
Net expenses	1.64	%(d)	1.63%	1.65%	1.66%	1.65%	1.66%
Gross expenses	1.64	%(d)	1.63%	1.65%	1.66%	1.65%	1.66%
Net investment loss	(0.90	)%(d)	(0.97)%	(0.71)%	(0.39)%	(0.36)%	(0.29)%
Portfolio turnover rate	14%		9%	19%	7%	11%	8%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018		Year Ended September 30, 2017
Net asset value, beginning of the period	$25.73		$22.26	$17.17	$17.15	$14.97		$12.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.02	0.07	0.11	0.12		0.11
Net realized and unrealized gain (loss)	(0.34)		4.49	5.53	0.76	2.44		2.32

Total from Investment Operations	(0.31)		4.51	5.60	0.87	2.56		2.43

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.11)	(0.11)	(0.09)		(0.08)
Net realized capital gains	(1.24)		(0.99)	(0.40)	(0.74)	(0.29)		(0.11)

Total Distributions	(1.24)		(1.04)	(0.51)	(0.85)	(0.38)		(0.19)

Net asset value, end of the period	$24.18		$25.73	$22.26	$17.17	$17.15		$14.97

Total return	(1.56	)%(b)	20.80%	33.26%	6.14%	17.40	%(c)	19.39	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$977,013		$806,186	$579,571	$442,787	$1,001,688		$341,160
Net expenses	0.56	%(d)	0.56%	0.57%	0.56%	0.57	%(e)	0.57	%(e)
Gross expenses	0.56	%(d)	0.56%	0.57%	0.56%	0.58%		0.58%
Net investment income	0.22	%(d)	0.09%	0.38%	0.69%	0.73%		0.80%
Portfolio turnover rate	14%		9%	19%	7%	11%		8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$25.73		$22.26	$17.17	$17.14	$14.97	$12.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.01	0.05	0.10	0.10	0.09
Net realized and unrealized gain (loss)	(0.33)		4.48	5.53	0.77	2.44	2.33

Total from Investment Operations	(0.32)		4.49	5.58	0.87	2.54	2.42

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.03)	(0.09)	(0.10)	(0.08)	(0.07)
Net realized capital gains	(1.24)		(0.99)	(0.40)	(0.74)	(0.29)	(0.11)

Total Distributions	(1.24)		(1.02)	(0.49)	(0.84)	(0.37)	(0.18)

Net asset value, end of the period	$24.17		$25.73	$22.26	$17.17	$17.14	$14.97

Total return	(1.60	)%(b)	20.72%	33.15%	6.09%	17.25%	19.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,433,597		$11,094,922	$9,313,775	$7,017,707	$6,620,996	$5,749,576
Net expenses	0.64	%(c)	0.64%	0.65%	0.66%	0.65%	0.66%
Gross expenses	0.64	%(c)	0.64%	0.65%	0.66%	0.65%	0.66%
Net investment income	0.11	%(c)	0.02%	0.27%	0.60%	0.64%	0.69%
Portfolio turnover rate	14%		9%	19%	7%	11%	8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$10.58		$10.99		$10.51	$9.97	$10.29	$10.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.11		0.19	0.25	0.22	0.17
Net realized and unrealized gain (loss)	(0.63)		(0.11)		0.54	0.55	(0.31)	(0.12)

Total from Investment Operations	(0.58)		(0.00	)(b)	0.73	0.80	(0.09)	0.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.12)		(0.20)	(0.26)	(0.23)	(0.20)
Net realized capital gains	(0.05)		(0.29)		(0.05)	—	—	(0.08)

Total Distributions	(0.11)		(0.41)		(0.25)	(0.26)	(0.23)	(0.28)

Net asset value, end of the period	$9.89		$10.58		$10.99	$10.51	$9.97	$10.29

Total return(c)(d)	(5.58	)%(e)	(0.06)%		7.06%	8.11%	(0.85)%	0.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,804		$20,942		$19,962	$21,415	$19,149	$21,828
Net expenses(f)	0.65	%(g)	0.65%		0.65%	0.65%	0.65%	0.65%
Gross expenses	0.69	%(g)	0.70%		0.72%	0.72%	0.70%	0.72%
Net investment income	1.06	%(g)	1.03%		1.78%	2.42%	2.17%	1.69%
Portfolio turnover rate	75%		100%		123%	135%	152%	216%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$10.62		$11.02	$10.54	$10.00	$10.30	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.03	0.11	0.17	0.13	0.10
Net realized and unrealized gain (loss)	(0.64)		(0.11)	0.54	0.55	(0.31)	(0.13)

Total from Investment Operations	(0.63)		(0.08)	0.65	0.72	(0.18)	(0.03)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.03)	(0.12)	(0.18)	(0.12)	(0.12)
Net realized capital gains	(0.05)		(0.29)	(0.05)	—	—	(0.08)

Total Distributions	(0.07)		(0.32)	(0.17)	(0.18)	(0.12)	(0.20)

Net asset value, end of the period	$9.92		$10.62	$11.02	$10.54	$10.00	$10.30

Total return(b)(c)	(6.02	)%(d)	(0.76)%	6.27%	7.28%	(1.71)%	(0.29)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$318		$315	$668	$467	$2	$3,225
Net expenses(e)	1.40	%(f)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.44	%(f)	1.45%	1.46%	1.48%	1.45%	1.48%
Net investment income	0.29	%(f)	0.30%	1.00%	1.64%	1.31%	0.95%
Portfolio turnover rate	75%		100%	123%	135%	152%	216%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019*
Net asset value, beginning of the period	$10.57		$10.98	$10.50	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.14	0.22	0.17
Net realized and unrealized gain (loss)	(0.64)		(0.11)	0.54	0.45

Total from Investment Operations	(0.57)		0.03	0.76	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.15)	(0.23)	(0.19)
Net realized capital gains	(0.05)		(0.29)	(0.05)	—

Total Distributions	(0.12)		(0.44)	(0.28)	(0.19)

Net asset value, end of the period	$9.88		$10.57	$10.98	$10.50

Total return(b)	(5.45	)%(c)	0.25%	7.39%	6.19	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,153		$20,094	$3,307	$3,546
Net expenses(d)	0.35	%(e)	0.35%	0.35%	0.35	%(e)
Gross expenses	0.37	%(e)	0.38%	0.43%	0.42	%(e)
Net investment income	1.35	%(e)	1.32%	2.09%	2.54	%(e)
Portfolio turnover rate	75%		100%	123%	135	%(f)

*	From commencement of Class operations on February 1, 2019 through September 30, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for year ended September 30, 2019.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$10.58		$10.99	$10.51	$9.97	$10.29	$10.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.14	0.21	0.27	0.25	0.20
Net realized and unrealized gain (loss)	(0.65)		(0.11)	0.54	0.55	(0.31)	(0.13)

Total from Investment Operations	(0.58)		0.03	0.75	0.82	(0.06)	0.07

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.15)	(0.22)	(0.28)	(0.26)	(0.22)
Net realized capital gains	(0.05)		(0.29)	(0.05)	—	—	(0.08)

Total Distributions	(0.12)		(0.44)	(0.27)	(0.28)	(0.26)	(0.30)

Net asset value, end of the period	$9.88		$10.58	$10.99	$10.51	$9.97	$10.29

Total return(b)	(5.56	)%(c)	0.20%	7.33%	8.38%	(0.60)%	0.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$292,221		$340,326	$293,577	$215,752	$148,119	$154,668
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.44	%(e)	0.45%	0.47%	0.48%	0.45%	0.47%
Net investment income	1.29	%(e)	1.28%	2.01%	2.67%	2.43%	1.93%
Portfolio turnover rate	75%		100%	123%	135%	152%	216%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  82

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$11.40		$11.54		$11.34		$11.09		$11.32	$11.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.04		0.11		0.15		0.11	0.08
Net realized and unrealized gain (loss)	(0.37)		(0.11)		0.25		0.34		(0.13)	(0.09)

Total from Investment Operations	(0.35)		(0.07)		0.36		0.49		(0.02)	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.07)		(0.16)		(0.24)		(0.21)	(0.18)

Net asset value, end of the period	$11.02		$11.40		$11.54		$11.34		$11.09	$11.32

Total return(b)	(3.04	)%(c)(d)	(0.58	)%(c)	3.19%		4.42%		(0.17)%	(0.04)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$266,319		$287,244		$296,217		$308,186		$328,475	$336,227
Net expenses	0.69	%(e)(f)(g)	0.73	%(e)(h)(i)	0.78	%(j)	0.80%		0.80%	0.80%
Gross expenses	0.71	%(f)(g)	0.73	%(h)	0.78%		0.80%		0.80%	0.80%
Net investment income	0.33	%(g)	0.36%		0.93%		1.31%		1.02%	0.67%
Portfolio turnover rate	94%		247%		319	%(k)	527	%(k)	157%	126%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes refund of prior year service fee of 0.01%. See Note 6b of Notes to Financial Statements.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes refund of prior year service fee of 0.01%.
(i)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 0.80% to 0.75%.
(k)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

83  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$11.38		$11.54		$11.35		$11.10		$11.33	$11.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.05)		0.02		0.06		0.03	(0.01)
Net realized and unrealized gain (loss)	(0.36)		(0.11)		0.24		0.34		(0.13)	(0.08)

Total from Investment Operations	(0.38)		(0.16)		0.26		0.40		(0.10)	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.00	)(b)	(0.07)		(0.15)		(0.13)	(0.10)

Net asset value, end of the period	$10.99		$11.38		$11.54		$11.35		$11.10	$11.33

Total return(c)	(3.37	)%(d)(e)	(1.35	)%(d)	2.34%		3.64%		(0.91)%	(0.79)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,130		$24,922		$19,628		$22,142		$23,341	$43,319
Net expenses	1.45	%(f)(g)	1.48	%(f)(h)	1.53	%(i)	1.55%		1.55%	1.55%
Gross expenses	1.47	%(g)	1.49%		1.53%		1.55%		1.55%	1.55%
Net investment income (loss)	(0.44	)%(g)	(0.40)%		0.18%		0.57%		0.24%	(0.09)%
Portfolio turnover rate	94%		247%		319	%(j)	527	%(j)	157%	126%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.55% to 1.50%.
(j)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  84

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.43		$11.57		$11.37		$11.12		$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.08		0.14		0.19		0.15	0.05
Net realized and unrealized gain (loss)	(0.36)		(0.11)		0.26		0.33		(0.14)	0.08	(b)

Total from Investment Operations	(0.33)		(0.03)		0.40		0.52		0.01	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.11)		(0.20)		(0.27)		(0.25)	(0.16)

Net asset value, end of the period	$11.05		$11.43		$11.57		$11.37		$11.12	$11.36

Total return(c)	(2.89	)%(d)	(0.25)%		3.53%		4.77%		0.09%	1.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,617		$12,972		$11,035		$5,272		$3,176	$1,900
Net expenses(e)	0.39	%(f)	0.40	%(g)	0.45	%(h)	0.46%		0.46%	0.47	%(f)
Gross expenses	0.41	%(f)	0.41%		0.46%		0.48%		0.48%	0.50	%(f)
Net investment income	0.62	%(f)	0.68%		1.20%		1.65%		1.37%	0.64	%(f)
Portfolio turnover rate	94%		247%		319	%(i)	527	%(i)	157%	126	%(j)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%.
(h)	Effective July 1, 2020, the expense limit decreased from 0.50% to 0.45%.
(i)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.
(j)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

85  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$11.43		$11.57		$11.38		$11.13		$11.36	$11.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.07		0.13		0.17		0.14	0.11
Net realized and unrealized gain (loss)	(0.36)		(0.11)		0.25		0.34		(0.13)	(0.09)

Total from Investment Operations	(0.33)		(0.04)		0.38		0.51		0.01	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.10)		(0.19)		(0.26)		(0.24)	(0.21)

Net asset value, end of the period	$11.05		$11.43		$11.57		$11.38		$11.13	$11.36

Total return	(2.92	)%(b)(c)	(0.33	)%(b)	3.35%		4.67%		0.09%	0.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$650,060		$707,904		$691,616		$457,248		$366,847	$360,322
Net expenses	0.45	%(d)(e)	0.48	%(d)(f)	0.53	%(g)	0.55%		0.55%	0.55%
Gross expenses	0.47	%(e)	0.49%		0.53%		0.55%		0.55%	0.55%
Net investment income	0.56	%(e)	0.61%		1.11%		1.55%		1.26%	0.92%
Portfolio turnover rate	94%		247%		319	%(h)	527	%(h)	157%	126%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.55% to 0.50%.
(h)	The variation in the Fund’s turnover rate from 2018 to 2020 is due to changes in volume of U.S. Treasury securities related to certain trading strategies.

See accompanying notes to financial statements.

|  86

Notes to Financial Statements

March 31, 2022 (Unaudited)

1.  Organization.  Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Credit Income Fund (the “Credit Income Fund”)

Loomis Sayles Global Allocation Fund (the “Global Allocation Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund, except Growth Fund, offers Class A, Class C, Class N and Class Y shares. Growth Fund was closed to new investors effective April 28, 2017. Growth Fund offers Class A, Class C, Class N, and Class Y shares to defined contribution and defined benefit plans, clients of registered investment advisers and registered representatives trading through intermediary programs/platforms on which the Fund is already available and existing shareholders.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund, Credit Income Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Short sales of debt securities are valued based on an evaluated ask price

87  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

furnished to the Funds by an independent pricing service. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2022, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Core Plus Bond Fund	$—	—	$—	—	$153,360	Less than 0.1%
Credit Income Fund	—	—	278,750	1.2%	—	—
Global Allocation Fund	546,564,125	12.4%	15,861,966	0.4%	—	—
Intermediate Duration Bond Fund	—	—	—	—	261	Less than 0.1%
Limited Term Government and Agency Fund	—	—	—	—	3,754,517	0.4%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

|  88

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

c.  Short Sales.  A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.

For the six months ended March 31, 2022, Core Plus Bond Fund engaged in short sales.

d.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2022, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Core Plus Bond Fund	$2,879,477

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

e.  Forward Foreign Currency Contracts.  A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

f.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in

89  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

g.  When-Issued and Delayed Delivery Transactions.  A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

|  90

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service (IRS), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, convertible bond adjustments, defaulted and/or non-income producing securities, distribution re-designations, contingent payment debt instruments, return of capital distributions received, net operating losses, redemptions in-kind, treasury inflation-protected bonds, premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, trust preferred securities, futures contract mark-to-market, return of capital distributions received and dividends payable. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$363,707,896	$35,563,095	$399,270,991
Credit Income Fund	779,271	—	779,271
Global Allocation Fund	26,444,526	229,409,750	255,854,276
Growth Fund	24,536,652	508,298,281	532,834,933
Intermediate Duration Bond Fund	12,774,431	1,137,809	13,912,240
Limited Term Government and Agency Fund	8,302,317	—	8,302,317

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2021, capital loss carryforwards were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$—	$—	$(183,761)
Long-term:
No expiration date	—	—	—	—	—	(28,753,709)

Total capital loss carryforward	$—	$—	$—	$—	$—	$(28,937,470)

91  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

As of March 31, 2022, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Unrealized appreciation (depreciation) Investments	$(361,956,861)	$(1,557,684)	$698,282,558	$5,473,731,741	$(14,106,886)	$(27,873,944)
Foreign currency translations	(4,542,583)	–	(12,727,981)	(93,683)	–	–

Total unrealized appreciation (depreciation)	$(366,499,444)	$(1,557,684)	$685,554,577	$5,473,638,058	$(14,106,886)	$(27,873,944)

As of March 31, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Plus Bond Fund	Credit Income Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$8,120,600,626	$24,526,077	$3,675,710,585	$7,672,685,969	$347,704,641	$976,768,056

Gross tax appreciation	$26,138,010	$230,124	$840,340,481	$5,592,990,340	$847,597	$1,619,200
Gross tax depreciation	(392,939,505)	(1,787,808)	(153,387,095)	(119,258,599)	(14,954,483)	(29,493,144)

Net tax appreciation (depreciation)	$(366,801,495)	$(1,557,684)	$686,953,386	$5,473,731,741	$(14,106,886)	$(27,873,944)

The difference between these amounts and those reported in the preceding table are primarily attributable to capital gains taxes and foreign exchange gains or losses.

Amounts in the tables above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

j.  Senior Loans.  A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Collateralized Loan Obligations.  A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

l.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

|  92

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

m.  Due to/from Brokers.  Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

n.  Securities Lending.  Each Fund, except Credit Income Fund, has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2022, none of the Funds had loaned securities under this agreement.

o.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

93  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$13,015,770	$153,360	(b)	$13,169,130
All Other Non-Convertible Bonds(a)	—	6,591,396,687	—		6,591,396,687

Total Non-Convertible Bonds	—	6,604,412,457	153,360		6,604,565,817

Municipals(a)	—	9,728,787	—		9,728,787

Total Bonds and Notes	—	6,614,141,244	153,360		6,614,294,604

Senior Loans(a)	—	429,679,179	—		429,679,179
Collateralized Loan Obligations	—	108,552,145	—		108,552,145
Short-Term Investments	—	598,727,593	—		598,727,593

Total Investments	—	7,751,100,161	153,360		7,751,253,521

Futures Contracts (unrealized appreciation)	1,389,901	—	—		1,389,901

Total	$1,389,901	$7,751,100,161	$153,360		$7,752,643,422

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes Sold Short(a)	$—	$(70,267,106)	$—		$(70,267,106)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

|  94

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Credit Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$21,285,094	$—	$21,285,094
Collateralized Loan Obligations	—	727,872	—	727,872
Preferred Stocks
Wireless	—	278,750	—	278,750
All Other Preferred Stocks(a)	255,816	—	—	255,816

Total Preferred Stocks	255,816	278,750	—	534,566

Short-Term Investments	—	355,617	—	355,617

Total Investments	255,816	22,647,333	—	22,903,149

Futures Contracts (unrealized appreciation)	65,244	—	—	65,244

Total	$321,060	$22,647,333	$—	$22,968,393

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$97,048,288	$—	$97,048,288
Hong Kong	—	34,794,423	—	34,794,423
India	—	48,298,498	—	48,298,498
Japan	—	51,252,926	—	51,252,926
Netherlands	—	140,537,665	—	140,537,665
Sweden	—	62,939,413	—	62,939,413
Taiwan	—	85,582,376	—	85,582,376
United Kingdom	132,469,857	26,110,536	—	158,580,393
All Other Common Stocks(a)	2,280,477,566	—	—	2,280,477,566

Total Common Stocks	2,412,947,423	546,564,125	—	2,959,511,548

Bonds and Notes(a)	—	1,376,160,709	—	1,376,160,709
Senior Loans(a)	—	254,131	—	254,131
Preferred Stocks(a)	1,939,810	6,037,725	—	7,977,535
Short-Term Investments	—	24,010,009	—	24,010,009

Total Investments	$2,414,887,233	$1,953,026,699	$—	$4,367,913,932

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,019,320	—	3,019,320

Total	$2,414,887,233	$1,956,046,019	$—	$4,370,933,252

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	—	(8,012,422)	—	(8,012,422)
Futures Contracts (unrealized depreciation)	(256,859)	—	—	(256,859)

Total	$(256,859)	$(8,012,422)	$—	$(8,269,281)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

95  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,061,973,389	$—	$—	$13,061,973,389
Short-Term Investments	—	84,444,321	—	84,444,321

Total	$13,061,973,389	$84,444,321	$—	$13,146,417,710

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$4,224,465	$261	(b)	$4,224,726
All Other Bonds and Notes(a)	—	316,141,067	—		316,141,067

Total Bonds and Notes	—	320,365,532	261		320,365,793

Short-Term Investments	—	13,827,995	—		13,827,995

Total Investments	—	334,193,527	$261		$334,193,788

Futures Contracts (unrealized appreciation)	431,970	—	—		431,970

Total	$431,970	$334,193,527	$261		$334,625,758

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(1,028,003)	$—	$—		$(1,028,003)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$120,407,298	$3,754,517	(b)	$124,161,815
All Other Bonds and Notes(a)	—	777,710,518	—		777,710,518

Total Bonds and Notes	—	898,117,816	3,754,517		901,872,333

Short-Term Investments	—	47,021,779	—		47,021,779

Total	$—	$945,139,595	$3,754,517		$948,894,112

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

|  96

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2021 and/or March 31, 2022:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$1,001,922	$—	$(16,458)	$12,044	$1,700	$(845,848)	$—	$—	$153,360	$(4,456)

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
ABS Other	$564,912	$—	$—	$—	$—	$—	$—	$(564,912)	$—	$—
Collateralized Mortgage Obligations	531	—	(3)	(10)	—	(257)	—	—	261	(12)

Total	$565,443	$—	$(3)	$(10)	$—	$(257)	$—	$(564,912)	$261	$(12)

A debt security valued at $564,912 was transferred from Level 3 to Level 2 during the period ended March 31, 2022. At September 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2022, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Collateralized Mortgage Obligations	$4,629,151	$—	$(39,794)	$(85,866)	$18	$(830,151)	$81,159	$—	$3,754,517	$(92,373)

97  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

A debt security valued at $81,159 was transferred from Level 2 to Level 3 during the period ended March 31, 2022. At September 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2022, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.

Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended March 31, 2022, Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.

Global Allocation Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2022, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for Core Plus Bond Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$1,389,901

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$1,389,901

The following is a summary of derivative instruments for Credit Income Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$65,244

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

|  98

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Transactions in derivative instruments for Credit Income Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$102,500

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$29,526

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$3,019,320

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(8,012,422)	$—

Exchange-traded liability derivatives
Interest rate contracts	—	(256,859)

Total liability derivatives	$(8,012,422)	$(256,859)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$1,378,808
Foreign exchange contracts	(19,813,755)	—

Total	$(19,813,755)	$1,378,808

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$(925,006)
Foreign exchange contracts	(270,237)	—

Total	$(270,237)	$(925,006)

99  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$431,970

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(1,028,003)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(559,568)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(599,256)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Core Plus Bond Fund, Credit Income Fund, Global Allocation Fund and Intermediate Duration Bond Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2022:

Core Plus Bond Fund		Futures
Average Notional Amount Outstanding		0.35%
Highest Notional Amount Outstanding		2.72%
Lowest Notional Amount Outstanding		0.00%
Notional Amount Outstanding as of March 31, 2022		2.72%

Credit Income Fund		Futures
Average Notional Amount Outstanding		9.05%
Highest Notional Amount Outstanding		9.34%
Lowest Notional Amount Outstanding		8.82%
Notional Amount Outstanding as of March 31, 2022		8.82%

Global Allocation Fund	Forwards	Futures
Average Notional Amount Outstanding	11.08%	0.67%
Highest Notional Amount Outstanding	12.27%	0.96%
Lowest Notional Amount Outstanding	9.52%	0.18%
Notional Amount Outstanding as of March 31, 2022	10.73%	0.18%

Intermediate Duration Bond Fund		Futures
Average Notional Amount Outstanding		9.23%
Highest Notional Amount Outstanding		17.03%
Lowest Notional Amount Outstanding		6.24%
Notional Amount Outstanding as of March 31, 2022		16.83%

|  100

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2022, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$159,294	$(159,294)	$—	$—	$—
HSBC Bank USA	290,594	—	290,594	—	290,594
Morgan Stanley Capital Services, Inc.	2,548,143	(84,036)	2,464,107	(2,464,107)	—
UBS AG	21,289	(21,289)	—	—	—

	$3,019,320	$(264,619)	$2,754,701	$(2,464,107)	$290,594

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(843,174)	$—	$(843,174)	$830,000	$(13,174)
Credit Suisse International	(7,051,639)	159,294	(6,892,345)	6,892,345	—
Morgan Stanley Capital Services, Inc.	(84,036)	84,036	—	—	—
UBS AG	(33,573)	21,289	(12,284)	12,284	—

	$(8,012,422)	$264,619	$(7,747,803)	$7,734,629	$(13,174)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate

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amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2022:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Core Plus Bond Fund	$4,189,901	$4,189,901
Credit Income Fund	49,408	49,408
Global Allocation Fund	12,562,842	2,099,487
Intermediate Duration Bond Fund	221,486	221,486

Net loss amount reflects cash received as collateral for Global Allocation Fund of $3,838,481, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2022, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$10,832,773,029	$11,204,774,040	$473,974,139	$950,040,885
Credit Income Fund	226,613	421,520	2,822,488	2,687,161
Global Allocation Fund	41,532,917	85,803,168	909,798,041	1,075,843,394
Growth Fund	—	—	1,851,570,415	2,235,779,414
Intermediate Duration Bond Fund	74,262,754	106,093,143	193,712,067	184,677,485
Limited Term Government and Agency Fund	879,430,121	928,643,763	5,115,458	11,778,622

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Credit Income Fund	0.4200%	0.4200%	0.4200%	0.4200%	0.4200%	0.4200%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%

Natixis Advisors, LLC (“Natixis Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

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Notes to Financial Statements (continued)

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Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2022 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.75%	1.50%	0.45%	0.50%
Credit Income Fund	0.82%	1.57%	0.52%	0.57%
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%
Growth Fund	1.25%	2.00%	0.95%	1.00%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2022, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$6,564,337	$—	$6,564,337	0.16%	0.16%
Credit Income Fund	50,759	50,759	—	0.42%	—%
Global Allocation Fund	17,655,883	—	17,655,883	0.73%	0.73%
Growth Fund	34,344,940	—	34,344,940	0.50%	0.50%
Intermediate Duration Bond Fund	467,765	69,966	397,799	0.25%	0.21%
Limited Term Government and Agency Fund	1,526,247	—	1,526,247	0.31%	0.31%

For the six months ended March 31, 2022, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Limited Term Government and Agency Fund	$28,604	$2,358	$—	$64,523	$95,485

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2023.

In addition, Loomis Sayles reimbursed non-class specific expenses of Credit Income Fund in the amount of $30,305. Expense reimbursements are subject to possible recovery until September 30, 2023.

For the six months ended March 31, 2022, the advisory administration fees for Core Plus Bond Fund were $6,564,337 (effective rate of 0.16% of average daily net assets).

No expenses were recovered for any of the Funds during the six months ended March 31, 2022 under the terms of the expense limitation agreements.

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Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2022, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$853,501	$105,119	$315,356
Credit Income Fund	111	1	4
Global Allocation Fund	907,850	611,779	1,835,338
Growth Fund	2,146,471	147,474	442,421
Intermediate Duration Bond Fund	26,238	449	1,345
Limited Term Government and Agency Fund	327,841	28,547	85,640

For the six months ended March 31, 2022, Natixis Distribution refunded Limited Term Government and Agency Fund $20,054 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$1,770,203
Credit Income Fund	5,191
Global Allocation Fund	1,033,964
Growth Fund	2,949,198
Intermediate Duration Bond Fund	80,343
Limited Term Government and Agency Fund	209,817

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to

|  104

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,724,228
Credit Income Fund	7
Global Allocation Fund	1,606,249
Growth Fund	4,512,920
Intermediate Duration Bond Fund	125,795
Limited Term Government and Agency Fund	254,881

As of March 31, 2022, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$64,147
Global Allocation Fund	63,723
Growth Fund	134,353
Intermediate Duration Bond Fund	2,742
Limited Term Government and Agency Fund	13,381

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2022, were as follows:

Fund	Commissions
Core Plus Bond Fund	$13,580
Global Allocation Fund	62,912
Growth Fund	13,994
Limited Term Government and Agency Fund	10,134

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2022, each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $199,000. All other Trustees fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles

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Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended March 31, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Core Plus Bond Fund	$(40,445)
Global Allocation Fund	(14,096)
Growth Fund	(18,219)
Intermediate Duration Bond Fund	(9,884)
Limited Term Government Agency Fund	(31,375)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2022, the percentage of each Fund’s net assets owned by affiliates is as follows:

Core Plus Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.13%

Credit Income Fund
Natixis and Affiliates	99.45%
Loomis Sayles Employees	0.04%

Global Allocation Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.54%

Growth Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.71%
Loomis Sayles Funded Pension Plan and Trust	0.08%

Intermediate Duration Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	1.09%

Limited Term Government and Agency Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.20%
Loomis Sayles Distribution	0.13%
Natixis Sustainable Future 2015 Fund	0.06%
Natixis Sustainable Future 2020 Fund	0.05%
Natixis Sustainable Future 2025 Fund	0.08%
Natixis Sustainable Future 2030 Fund	0.08%
Natixis Sustainable Future 2035 Fund	0.06%
Natixis Sustainable Future 2040 Fund	0.03%
Natixis Sustainable Future 2045 Fund	0.02%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to Credit Income Fund, Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2023 and is not subject to recovery under the expense limitation agreement described above.

|  106

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

For the six months ended March 31, 2022, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Credit Income Fund	$829
Intermediate Duration Bond Fund	857
Limited Term Government and Agency Fund	1,001

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2022, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$336,532	$41,484	$7,573	$2,506,062
Credit Income Fund	1,262	14	829	874
Global Allocation Fund	267,585	180,255	2,381	1,197,890
Growth Fund	670,449	45,885	3,312	4,298,461
Intermediate Duration Bond Fund	7,816	135	857	124,771
Limited Term Government and Agency Fund	108,544	8,899	1,001	257,806

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2022, Intermediate Duration Bond Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $2,300,000 at a weighted average interest rate of 1.18%. Interest expense incurred on the line of credit was $75.

9.  Risk.  Global Allocation Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Core Plus Bond Fund and Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

107  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	5.29%
Growth Fund	2	18.91%
Intermediate Duration Bond Fund	3	62.34%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,248,020	$82,691,055	29,816,749	$411,705,864
Issued in connection with the reinvestment of distributions	510,722	6,750,409	1,418,984	19,617,302
Redeemed	(17,253,954)	(226,636,892)	(20,094,174)	(276,883,383)

Net change	(10,495,212)	$(137,195,428)	11,141,559	$154,439,783

Class C
Issued from the sale of shares	177,856	$2,326,419	1,270,632	$17,680,906
Issued in connection with the reinvestment of distributions	52,589	695,373	267,935	3,719,298
Redeemed	(1,539,708)	(20,409,102)	(3,908,443)	(53,805,611)

Net change	(1,309,263)	$(17,387,310)	(2,369,876)	$(32,405,407)

Class N
Issued from the sale of shares	22,825,617	$305,555,378	74,310,781	$1,036,339,256
Issued in connection with the reinvestment of distributions	2,529,274	33,670,862	7,758,533	108,261,976
Redeemed	(39,208,712)	(525,720,488)	(83,980,462)	(1,169,430,230)

Net change	(13,853,821)	$(186,494,248)	(1,911,148)	$(24,828,998)

Class Y
Issued from the sale of shares	50,375,321	$673,218,567	165,904,514	$2,311,069,290
Issued in connection with the reinvestment of distributions	4,388,901	58,414,135	15,514,659	216,562,574
Redeemed	(95,417,369)	(1,271,364,164)	(118,855,676)	(1,651,141,438)
Redeemed in-kind (Note 13)	—	—	(77,281,925)	(1,057,989,549)

Net change	(40,653,147)	$(539,731,462)	(14,718,428)	$(181,499,123)

Decrease from capital share transactions	(66,311,443)	$(880,808,448)	(7,857,893)	$(84,293,745)

|  108

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Credit Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	—	$—	8,583	$87,178
Issued in connection with the reinvestment of distributions	154	1,520	215	2,194

Net change	154	$1,520	8,798	$89,372

Class C
Issued in connection with the reinvestment of distributions	1	$14	2	$20

Net change	1	$14	2	$20

Class N
Issued in connection with the reinvestment of distributions	—	$—	70,365	$717,264
Redeemed	—	—	(136,187)	(1,400,000)

Net change	—	$—	(65,822)	$(682,736)

Class Y
Issued from the sale of shares	5,230	$52,959	1,992	$20,000
Issued in connection with the reinvestment of distributions	114	1,120	63	641
Redeemed	(2,572)	(24,000)	—	—

Net change	2,772	$30,079	2,055	$20,641

Increase (decrease) from capital share transactions	2,927	$31,613	(54,967)	$(572,703)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,842,185	$79,144,283	6,524,893	$180,992,665
Issued in connection with the reinvestment of distributions	1,295,398	36,335,913	920,421	24,308,308
Redeemed	(3,592,248)	(97,330,688)	(6,008,771)	(165,998,676)

Net change	545,335	$18,149,508	1,436,543	$39,302,297

Class C
Issued from the sale of shares	1,191,799	$32,335,603	3,263,944	$88,556,205
Issued in connection with the reinvestment of distributions	1,119,198	30,632,442	874,791	22,762,056
Redeemed	(2,030,478)	(54,152,991)	(5,108,914)	(139,833,825)

Net change	280,519	$8,815,054	(970,179)	$(28,515,564)

Class N
Issued from the sale of shares	1,232,843	$34,584,728	2,841,756	$79,949,134
Issued in connection with the reinvestment of distributions	769,270	21,747,266	538,052	14,290,673
Redeemed	(1,028,410)	(29,078,759)	(1,348,272)	(37,935,362)

Net change	973,703	$27,253,235	2,031,536	$56,304,445

Class Y
Issued from the sale of shares	11,556,748	$321,786,678	28,068,845	$781,608,888
Issued in connection with the reinvestment of distributions	7,072,361	200,006,364	5,159,028	137,075,378
Redeemed	(15,739,021)	(423,612,451)	(20,980,436)	(585,757,015)

Net change	2,890,088	$98,180,591	12,247,437	$332,927,251

Increase from capital share transactions	4,689,645	$152,398,388	14,745,337	$400,018,429

109  |

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	15,392,173	$344,571,892	14,830,602	$336,860,802
Issued in connection with the reinvestment of distributions	2,690,613	64,816,875	2,584,797	55,159,560
Redeemed	(17,521,751)	(399,555,986)	(15,759,091)	(358,878,253)

Net change	561,035	$9,832,781	1,656,308	$33,142,109

Class C
Issued from the sale of shares	301,886	$6,280,983	758,965	$15,406,250
Issued in connection with the reinvestment of distributions	212,100	4,507,128	217,137	4,145,151
Redeemed	(1,159,582)	(24,409,799)	(1,887,469)	(38,343,784)

Net change	(645,596)	$(13,621,688)	(911,367)	$(18,792,383)

Class N
Issued from the sale of shares	12,114,057	$305,038,346	9,306,755	$236,713,241
Issued in connection with the reinvestment of distributions	974,540	25,445,235	791,041	18,170,220
Redeemed	(4,021,308)	(100,956,624)	(4,802,896)	(118,776,438)

Net change	9,067,289	$229,526,957	5,294,900	$136,107,023

Class Y
Issued from the sale of shares	49,568,075	$1,247,729,019	103,087,646	$2,516,764,085
Issued in connection with the reinvestment of distributions	15,751,106	411,103,854	14,341,619	329,570,400
Redeemed	(64,926,511)	(1,655,436,385)	(104,651,246)	(2,564,375,092)

Net change	392,670	$3,396,488	12,778,019	$281,959,393

Increase from capital share transactions	9,375,398	$229,134,538	18,817,860	$432,416,142

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	466,154	$4,847,587	391,289	$4,178,504
Issued in connection with the reinvestment of distributions	19,037	196,495	67,348	722,081
Redeemed	(259,022)	(2,702,114)	(295,471)	(3,162,591)

Net change	226,169	$2,341,968	163,166	$1,737,994

Class C
Issued from the sale of shares	25,419	$268,078	33,975	$362,538
Issued in connection with the reinvestment of distributions	199	2,071	1,594	17,157
Redeemed	(23,261)	(244,122)	(66,527)	(713,206)

Net change	2,357	$26,027	(30,958)	$(333,511)

Class N
Issued from the sale of shares	35,117	$360,070	1,919,981	$20,990,656
Issued in connection with the reinvestment of distributions	21,920	225,955	73,626	788,205
Redeemed	(18,939)	(197,089)	(393,996)	(4,192,408)

Net change	38,098	$388,936	1,599,611	$17,586,453

Class Y
Issued from the sale of shares	5,366,239	$55,633,497	10,808,587	$115,946,231
Issued in connection with the reinvestment of distributions	368,308	3,804,621	1,146,148	12,285,740
Redeemed	(8,343,311)	(85,508,340)	(6,495,177)	(69,613,933)

Net change	(2,608,764)	$(26,070,222)	5,459,558	$58,618,038

Increase (decrease) from capital share transactions	(2,342,140)	$(23,313,291)	7,191,377	$77,608,974

|  110

Notes to Financial Statements (continued)

March 31, 2022 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,611,108	$18,150,963	4,147,975	$47,644,899
Issued in connection with the reinvestment of distributions	64,024	719,265	142,329	1,632,849
Redeemed	(2,712,057)	(30,504,156)	(4,760,500)	(54,613,007)

Net change	(1,036,925)	$(11,633,928)	(470,196)	$(5,335,259)

Class C
Issued from the sale of shares	223,104	$2,512,656	1,491,979	$17,130,682
Issued in connection with the reinvestment of distributions	1,099	12,374	565	6,501
Redeemed	(582,082)	(6,542,628)	(1,003,816)	(11,516,279)

Net change	(357,879)	$(4,017,598)	488,728	$5,620,904

Class N
Issued from the sale of shares	261,009	$2,950,290	647,112	$7,445,249
Issued in connection with the reinvestment of distributions	5,500	61,970	9,104	104,691
Redeemed	(169,222)	(1,900,447)	(474,940)	(5,474,545)

Net change	97,287	$1,111,813	181,276	$2,075,395

Class Y
Issued from the sale of shares	16,485,364	$185,531,713	31,129,058	$358,564,945
Issued in connection with the reinvestment of distributions	185,080	2,086,554	418,562	4,816,720
Redeemed	(19,786,195)	(223,501,655)	(29,381,773)	(338,427,397)

Net change	(3,115,751)	$(35,883,388)	2,165,847	$24,954,268

Increase (decrease) from capital share transactions	(4,413,268)	$(50,423,101)	2,365,655	$27,315,308

12.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2021, Core Plus Bond Fund participated in a redemption in-kind transaction.

111  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 24, 2022

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	May 24, 2022